UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

November 30, 2015 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.5%

Consumer Discretionary - 12.9%

Apparel Retail - 0.8%
DSW, Inc., Class A (1)	11,123	$255,384
Foot Locker, Inc. (1)	7,279	473,135

		728,519
Apparel, Accessories & Luxury Goods - 1.2%
Carter’s, Inc.	12,229	1,054,507
Automotive Retail - 2.9%
AutoZone, Inc. (1) (2)	2,594	2,033,099
O’Reilly Automotive, Inc. (1) (2)	2,558	674,980

		2,708,079
Cable & Satellite - 0.3%
Cable One, Inc. (1)	547	244,104
Computer & Electronics Retail - 0.7%
GameStop Corp., Class A (1)	19,444	681,123
Department Stores - 1.1%
Kohl’s Corp.	20,957	987,703
Education Services - 0.2%
Graham Holdings Co., Class B (1)	331	179,154
Publishing - 1.8%
John Wiley & Sons, Inc., Class A (1)	19,656	1,014,053
Morningstar, Inc.	8,446	682,015

		1,696,068
Restaurants - 3.0%
McDonald’s Corp.	11,778	1,344,577
Panera Bread Co., Class A (1) (2)	7,588	1,379,498

		2,724,075
Specialty Stores - 0.9%
Sally Beauty Holdings, Inc. (2)	33,171	857,802

Total Consumer Discretionary		11,861,134

Consumer Staples - 22.6%

Agricultural Products - 1.4%
Bunge, Ltd.	19,229	1,280,844
Drug Retail - 0.3%
CVS Health Corp.	2,727	256,583
Food Distributors - 0.2%
Sysco Corp. (1)	3,470	142,617
Food Retail - 1.3%
Kroger Co.	31,941	1,202,898
Household Products - 6.3%
Church & Dwight Co., Inc.	16,325	1,400,195
Clorox Co. (1)	13,821	1,717,950
Kimberly-Clark Corp.	13,543	1,613,649
Procter & Gamble Co.	2,758	206,409
Spectrum Brands Holdings, Inc.	8,848	837,994

		5,776,197

Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp. (1)	11,515	1,858,751
Wal-Mart Stores, Inc.	23,484	1,381,799

		3,240,550
Packaged Foods & Meats - 6.2%
ConAgra Foods, Inc.	31,532	1,290,605
General Mills, Inc. (1)	25,522	1,474,151
Kellogg Co.	19,619	1,349,198
Pinnacle Foods, Inc.	37,509	1,633,142

		5,747,096
Soft Drinks - 3.4%
Dr. Pepper Snapple Group, Inc. (1)	18,215	1,634,796
PepsiCo, Inc.	15,387	1,541,162

		3,175,958

Total Consumer Staples		20,822,743

Energy - 1.7%

Oil & Gas-Equipment & Services - 1.7%
Schlumberger, Ltd.	19,892	1,534,668

Financials - 23.4%

Consumer Finance - 1.0%
Synchrony Financial (2)	29,412	936,184
Diversified Banks - 2.0%
Wells Fargo & Co.	32,670	1,800,117
Investment Banking & Brokerage - 1.3%
TD Ameritrade Holding Corp. (1)	33,000	1,208,790
Life & Health Insurance - 1.0%
Aflac, Inc. (1)	14,535	948,263
Office REIT’s - 1.4%
Equity Commonwealth, REIT (1) (2)	47,850	1,321,617
Property & Casualty Insurance - 6.5%
Allied World Assurance Co. Holdings AG	41,847	1,519,883
Aspen Insurance Holdings, Ltd.	9,790	494,591
Axis Capital Holdings, Ltd.	29,607	1,657,992
Travelers Cos., Inc.	12,401	1,420,782
White Mountains Insurance Group, Ltd.	1,147	926,776

		6,020,024
Regional Banks - 2.9%
Bank of Hawaii Corp.	8,175	565,628
Huntington Bancshares, Inc. (1)	69,709	814,898
PNC Financial Services Group, Inc.	3,885	371,057
Regions Financial Corp.	44,258	448,776
Zions Bancorporation	14,654	439,034

		2,639,393
Reinsurance - 5.1%
Everest Re Group, Ltd.	9,874	1,821,161
RenaissanceRe Holdings, Ltd. (1)	12,357	1,368,661
Validus Holdings, Ltd.	32,523	1,534,435

		4,724,257
Specialized Finance - 2.2%
CBOE Holdings, Inc.	27,613	1,993,935

Total Financials		21,592,580

Healthcare - 10.9%

Healthcare Equipment - 1.4%
Hill-Rom Holdings, Inc. (1)	5,198	264,630
Varian Medical Systems, Inc. (1) (2)	12,602	1,017,990

		1,282,620
Healthcare Services - 3.7%
Express Scripts Holding Co. (1) (2)	20,328	1,737,637
Laboratory Corporation of America Holdings (1) (2)	3,255	395,613
MEDNAX, Inc. (1) (2)	17,449	1,245,335

		3,378,585

Managed Healthcare - 0.8%
Anthem, Inc.	5,557	724,521

Pharmaceuticals - 5.0%
Johnson & Johnson (1)	18,565	1,879,521
Merck & Co., Inc. (1)	20,051	1,062,903
Pfizer, Inc.	52,558	1,722,326

		4,664,750

Total Healthcare		10,050,476

Industrials - 1.0%

Environmental & Facilities Services - 1.0%
Waste Management, Inc.	16,840	905,487

Information Technology - 10.5%

Application Software - 1.1%
Citrix Systems, Inc. (1) (2)	13,306	1,020,171

Communications Equipment - 1.7%
Cisco Systems, Inc.	57,695	1,572,189

Consulting & Other Services - 2.2%
Amdocs, Ltd.	35,849	2,027,978

Data Processing & Outsourced Services - 1.0%
Genpact, Ltd. (2)	36,511	920,077

Electronic Components - 0.7%
Dolby Laboratories, Inc., Class A (1)	18,926	654,461

Internet Software & Services - 1.0%
eBay, Inc. (1) (2)	15,167	448,792
VeriSign, Inc. (1) (2)	5,035	450,330

		899,122

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	12,292	1,454,144
NetApp, Inc. (1)	35,420	1,085,977

		2,540,121

Total Information Technology		9,634,119

Materials - 1.4%

Metal & Glass Containers - 0.3%
Silgan Holdings, Inc.	5,169	280,832

Paper Packaging - 1.1%
Avery Dennison Corp.	14,849	979,440

Total Materials		1,260,272

Telecommunication Services - 3.8%

Integrated Telecommunication Services - 3.8%
AT&T, Inc.	52,172	1,756,631
Verizon Communications, Inc.	38,996	1,772,368

Total Telecommunication Services		3,528,999

Utilities - 10.3%

Electric Utilities - 7.1%
American Electric Power Co., Inc.	25,353	1,420,021
Edison International (1)	25,811	1,532,141

Entergy Corp.	22,244	1,482,118
Exelon Corp. (1)	21,233	579,873
Southern Co. (1)	22,266	991,728
Xcel Energy, Inc. (1)	15,318	546,240

		6,552,121

Multi-Utilities - 1.5%
Consolidated Edison, Inc. (1)	18,899	1,174,573
DTE Energy Co. (1)	2,518	202,674

		1,377,247

Water Utilities - 1.7%
American Water Works Co., Inc.	27,821	1,606,941

Total Utilities		9,536,309

Total Common Stocks (identified cost $82,835,667)		90,726,787

Short-Term Investments - 31.4%

Collateral Pool Investments for Securities on Loan - 29.6%
Collateral pool allocation (3)		27,224,940
Mutual Funds - 1.8%
BMO Prime Money Market Fund, Class I, 0.070% (4)	1,653,314	1,653,314

Total Short-Term Investments (identified cost $28,878,254)		28,878,254

Total Investments - 129.9% (identified cost $111,713,921)		119,605,041
Other Assets and Liabilities - (29.9)%		(27,551,512)

Total Net Assets - 100.0%		$92,053,529

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 10.6%

Advertising - 1.4%
Omnicom Group, Inc. (1)	23,003	$1,700,382
Automobile Manufacturers - 1.3%
Ford Motor Co.	63,973	916,733
General Motors Co. (1)	15,857	574,023

		1,490,756
Cable & Satellite - 1.0%
Comcast Corp., Class A	18,483	1,124,875
Computer & Electronics Retail - 0.6%
GameStop Corp., Class A (1)	21,091	738,818
Department Stores - 1.4%
Kohl’s Corp. (1)	19,636	925,445
Macy’s, Inc.	19,867	776,402

		1,701,847
General Merchandise Stores - 1.6%
Target Corp. (1)	25,685	1,862,163
Home Furnishings - 0.6%
Leggett & Platt, Inc. (1)	14,630	681,758
Home Improvement Retail - 1.7%
Home Depot, Inc.	15,261	2,043,143
Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp. (1)	11,496	580,893
Wyndham Worldwide Corp.	7,771	589,974

		1,170,867

Total Consumer Discretionary		12,514,609

Consumer Staples - 5.8%

Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc.	9,299	547,153
Soft Drinks - 1.8%
Dr. Pepper Snapple Group, Inc. (1)	17,189	1,542,713
PepsiCo, Inc.	6,411	642,126

		2,184,839
Tobacco - 3.5%
Altria Group, Inc. (1)	57,755	3,326,688
Philip Morris International, Inc. (1)	9,339	816,135

		4,142,823

Total Consumer Staples		6,874,815

Energy - 6.0%

Integrated Oil & Gas - 1.4%
Chevron Corp. (1)	17,682	1,614,720
Oil & Gas-Drilling - 0.7%
Helmerich & Payne, Inc. (1)	14,954	871,070
Oil & Gas-Equipment & Services - 0.9%
Schlumberger, Ltd.	13,838	1,067,602
Oil & Gas-Refining & Marketing - 3.0%
Phillips 66 (1)	7,310	669,084
Valero Energy Corp. (1)	39,602	2,845,800

		3,514,884

Total Energy		7,068,276

Financials - 19.9%

Asset Management & Custody Banks - 2.2%
Ameriprise Financial, Inc.	23,233	2,624,167
Consumer Finance - 1.2%
Discover Financial Services	10,479	594,788
Navient Corp.	69,148	823,553

		1,418,341
Diversified Banks - 4.8%
JPMorgan Chase & Co.	31,887	2,126,225
Wells Fargo & Co.	65,221	3,593,677

		5,719,902
Hotel & Resort REIT’s - 1.7%
Host Hotels & Resorts, Inc. (1)	122,788	2,038,281
Life & Health Insurance - 2.0%
Aflac, Inc. (1)	8,906	581,028
MetLife, Inc.	11,771	601,380
Principal Financial Group, Inc.	22,967	1,181,882

		2,364,290
Multi-Line Insurance - 0.5%
American International Group, Inc.	9,493	603,565
Property & Casualty Insurance - 2.1%
Progressive Corp. (1)	22,402	690,430
Travelers Cos., Inc.	15,629	1,790,614

		2,481,044
Regional Banks - 3.2%
Fifth Third Bancorp (1)	132,896	2,746,960
Huntington Bancshares, Inc. (1)	88,871	1,038,902

		3,785,862
Residential REIT’s - 0.6%
Equity Residential (1)	8,080	644,946
Retail REIT’s - 1.6%
Kimco Realty Corp. (1)	72,682	1,896,273

Total Financials		23,576,671

Healthcare - 12.9%

Biotechnology - 2.4%
AbbVie, Inc. (1)	28,818	1,675,767
Amgen, Inc.	3,660	589,626
Gilead Sciences, Inc.	5,668	600,581

		2,865,974
Managed Healthcare - 1.0%
UnitedHealth Group, Inc.	10,355	1,167,112
Pharmaceuticals - 9.5%
Eli Lilly & Co. (1)	7,050	578,382
Johnson & Johnson (1)	37,279	3,774,126
Merck & Co., Inc. (1)	48,402	2,565,790
Pfizer, Inc.	130,176	4,265,868

		11,184,166

Total Healthcare		15,217,252

Industrials - 7.1%

Aerospace & Defense - 4.8%
Boeing Co. (1)	20,821	3,028,414
General Dynamics Corp.	7,723	1,131,111
Honeywell International, Inc.	7,658	796,049
Lockheed Martin Corp.	3,001	657,699

		5,613,273

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B (1)	5,760	593,338
Construction Machinery & Heavy Trucks - 0.5%
Cummins, Inc. (1)	5,879	590,075
Environmental & Facilities Services - 1.3%
Waste Management, Inc.	29,350	1,578,150

Total Industrials		8,374,836

Information Technology - 16.0%

Communications Equipment - 2.9%
Cisco Systems, Inc.	125,352	3,415,842
Data Processing & Outsourced Services - 1.0%
Western Union Co. (1)	59,891	1,129,544
Semiconductors - 4.3%
Intel Corp. (1)	93,802	3,261,496
Microchip Technology, Inc. (1)	38,396	1,853,759

		5,115,255
Systems Software - 3.8%
Microsoft Corp. (1)	83,315	4,528,170
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	32,928	3,895,382
Western Digital Corp. (1)	14,400	898,704

		4,794,086

Total Information Technology		18,982,897

Materials - 6.9%

Commodity Chemicals - 2.4%
LyondellBasell Industries NV, Class A	29,677	2,843,650
Diversified Chemicals - 2.3%
Dow Chemical Co.	52,639	2,744,071
Paper Packaging - 2.2%
Avery Dennison Corp.	38,556	2,543,154

Total Materials		8,130,875

Telecommunication Services - 5.5%

Integrated Telecommunication Services - 5.5%
AT&T, Inc. (1)	58,608	1,973,331
CenturyLink, Inc. (1)	36,122	972,766
Verizon Communications, Inc. (1)	79,245	3,601,685

Total Telecommunication Services		6,547,782

Utilities - 7.0%

Electric Utilities - 5.5%
American Electric Power Co., Inc.	48,623	2,723,374
Entergy Corp.	11,973	797,761
Exelon Corp.	86,353	2,358,301
Pinnacle West Capital Corp. (1)	9,806	621,308

		6,500,744
Multi-Utilities - 1.5%
Ameren Corp.	13,377	585,378
PG&E Corp. (1)	22,613	1,192,383

		1,777,761

Total Utilities		8,278,505

Total Common Stocks (identified cost $99,043,072)		115,566,518

Short-Term Investments - 45.0%

Collateral Pool Investments for Securities on Loan - 42.6%
Collateral pool allocation (3)		50,457,960

Mutual Funds - 2.4%
BMO Prime Money Market Fund, Class I, 0.070% (4)	2,843,448	2,843,448

Total Short-Term Investments (identified cost $53,301,408)		53,301,408

Total Investments - 142.7% (identified cost $152,344,480)		168,867,926
Other Assets and Liabilities - (42.7)%		(50,510,789)

Total Net Assets - 100.0%		$118,357,137

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Consumer Discretionary - 7.6%

Apparel Retail - 0.9%
Foot Locker, Inc. (1)	41,134	$2,673,710
Auto Parts & Equipment - 2.0%
Lear Corp.	45,655	5,747,965
Cable & Satellite - 2.0%
Comcast Corp., Class A (1)	96,071	5,846,881
Department Stores - 0.4%
Macy’s, Inc.	27,276	1,065,946
Home Improvement Retail - 0.9%
Home Depot, Inc.	18,055	2,417,203
Homefurnishing Retail - 1.4%
Bed Bath & Beyond, Inc. (1) (2)	72,467	3,950,901

Total Consumer Discretionary		21,702,606

Consumer Staples - 6.0%

Drug Retail - 1.8%
CVS Health Corp. (1)	54,197	5,099,396
Food Retail - 1.4%
Kroger Co. (1)	108,279	4,077,787
Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	71,487	4,206,295
Soft Drinks - 1.3%
Dr. Pepper Snapple Group, Inc. (1)	42,736	3,835,556

Total Consumer Staples		17,219,034

Energy -14.1%

Integrated Oil & Gas - 5.5%
Chevron Corp. (1)	23,085	2,108,122
Exxon Mobil Corp. (1)	166,953	13,633,382

		15,741,504
Oil & Gas-Drilling - 1.6%
Helmerich & Payne, Inc. (1)	78,283	4,559,985
Oil & Gas-Equipment & Services - 2.7%
FMC Technologies, Inc. (1) (2)	95,272	3,241,153
Halliburton Co.	96,043	3,827,314
Oceaneering International, Inc.	15,415	674,252

		7,742,719
Oil & Gas-Exploration & Production - 0.8%
Anadarko Petroleum Corp.	10,312	617,689
EOG Resources, Inc. (1)	20,279	1,691,877

		2,309,566
Oil & Gas-Refining & Marketing - 3.5%
Marathon Petroleum Corp. (1)	81,580	4,765,088
Valero Energy Corp. (1)	72,748	5,227,671

		9,992,759

Total Energy		40,346,533

Financials - 28.9%

Asset Management & Custody Banks - 1.7%
Ameriprise Financial, Inc.	43,928	4,961,668
Consumer Finance - 4.2%
Capital One Financial Corp. (1)	72,102	5,660,728
Discover Financial Services (1)	91,375	5,186,445
Synchrony Financial (2)	35,227	1,121,275

		11,968,448

Diversified Banks - 7.1%
Citigroup, Inc. (1)	146,038	7,899,195
Wells Fargo & Co.	223,469	12,313,142

		20,212,337

Hotel & Resort REIT’s - 0.5%
Host Hotels & Resorts, Inc. (1)	93,467	1,551,552
Life & Health Insurance - 1.5%
Lincoln National Corp. (1)	76,929	4,230,326
Multi-Line Insurance - 2.3%
American International Group, Inc.	102,848	6,539,076
Office REIT’s - 0.8%
Boston Properties, Inc. (1)	17,236	2,154,328
Property & Casualty Insurance - 2.3%
Travelers Cos., Inc.	58,631	6,717,354
Regional Banks - 4.7%
Fifth Third Bancorp (1)	271,166	5,605,001
Huntington Bancshares, Inc. (1)	255,961	2,992,184
Keycorp	140,330	1,839,726
PNC Financial Services Group, Inc. (1)	31,325	2,991,851

		13,428,762

Reinsurance - 2.6%
Everest Re Group, Ltd.	29,635	5,465,880
Reinsurance Group of America, Inc.	20,074	1,844,399

		7,310,279
Residential REIT’s - 1.2%
Equity Residential (1)	32,663	2,607,160
Essex Property Trust, Inc. (1)	4,025	928,930

		3,536,090

Total Financials		82,610,220

Healthcare - 12.3%

Biotechnology - 2.5%
Amgen, Inc. (1)	31,936	5,144,890
Gilead Sciences, Inc. (1)	19,899	2,108,498

		7,253,388
Healthcare Facilities - 1.0%
HCA Holdings, Inc. (1) (2)	43,202	2,940,328
Managed Healthcare - 1.5%
Aetna, Inc. (1)	19,145	1,967,149
UnitedHealth Group, Inc.	18,982	2,139,461

		4,106,610
Pharmaceuticals - 7.3%
Johnson & Johnson (1)	117,102	11,855,406
Pfizer, Inc.	278,840	9,137,587

		20,992,993

Total Healthcare		35,293,319

Industrial - 7.1%

Aerospace & Defense - 4.0%
Boeing Co. (1)	34,592	5,031,406
General Dynamics Corp. (1)	44,556	6,525,672

		11,557,078
Airlines - 1.5%
Alaska Air Group, Inc. (1)	22,203	1,770,245
Southwest Airlines Co.	53,113	2,436,825

		4,207,070
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (1) (2)	55,071	2,430,834
Industrial Conglomerates - 0.8%
Danaher Corp. (1)	22,316	2,151,039

Total Industrials		20,346,021

Information Technology - 9.9%

Communications Equipment - 4.0%
Brocade Communications Systems, Inc.	241,884	2,270,081
Cisco Systems, Inc.	310,825	8,469,981
Juniper Networks, Inc.	23,868	719,143

		11,459,205
Consulting & Other Services - 0.7%
Amdocs, Ltd. (1)	37,898	2,143,890
Electronic Manufacturing Services - 0.4%
Flextronics International, Ltd. (2)	96,214	1,082,408
Semiconductors - 2.8%
Intel Corp. (1)	167,831	5,835,484
Micron Technology, Inc. (2)	136,520	2,174,763

		8,010,247
Technology Distributors - 0.3%
Ingram Micro, Inc., Class A (1)	29,160	901,919
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc. (1)	40,987	4,848,762

Total Information Technology		28,446,431

Materials - 5.0%

Commodity Chemicals - 1.8%
LyondellBasell Industries NV, Class A (1)	53,772	5,152,433
Diversified Chemicals - 2.2%
Dow Chemical Co.	121,365	6,326,757
Paper Packaging - 1.0%
Avery Dennison Corp.	41,438	2,733,251

Total Materials		14,212,441

Telecommunication Services - 1.8%

Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc. (1)	112,923	5,132,350

Utilities - 6.3%

Electric Utilities - 4.2%
American Electric Power Co., Inc. (1)	102,810	5,758,388
Entergy Corp.	39,080	2,603,901
Exelon Corp. (1)	133,474	3,645,175

		12,007,464
Multi-Utilities - 2.1%
Ameren Corp.	27,746	1,214,165
PG&E Corp. (1)	41,042	2,164,145
Public Service Enterprise Group, Inc. (1)	67,394	2,635,105

		6,013,415

Total Utilities		18,020,879

Total Common Stocks (identified cost $244,404,493)		283,329,834

Short-Term Investments - 47.0%
Collateral Pool Investments for Securities on Loan - 45.7%
Collateral pool allocation (3)		130,913,545
Mutual Funds - 1.3%
BMO Prime Money Market Fund, Class I, 0.070% (4)	3,780,483	3,780,483

Total Short-Term Investments (identified cost $134,694,028)		134,694,028

Total Investments - 146.0% (identified cost $379,098,521)		418,023,862
Other Assets and Liabilities - (46.0)%		(131,734,368)

Total Net Assets - 100.0%		$286,289,494

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.9%

Consumer Discretionary - 18.3%

Apparel Retail - 1.6%
Foot Locker, Inc. (1)	60,375	$3,924,375
Automotive Retail - 0.5%
O’Reilly Automotive, Inc. (1) (2)	4,647	1,226,204
Cable & Satellite - 4.4%
Comcast Corp., Class A	99,567	6,059,648
Sirius XM Holdings, Inc. (1) (2)	1,062,794	4,368,083

		10,427,731
Footwear - 2.6%
NIKE, Inc., Class B	46,449	6,144,274
Home Improvement Retail - 1.6%
Home Depot, Inc.	28,975	3,879,173
Internet Retail - 2.3%
Expedia, Inc. (1)	35,418	4,360,310
Priceline Group, Inc. (1) (2)	864	1,079,006

		5,439,316
Leisure Products - 1.4%
Hasbro, Inc. (1)	44,715	3,268,219
Movies & Entertainment - 1.9%
Walt Disney Co. (1)	40,440	4,588,727
Restaurants - 2.0%
Starbucks Corp. (1)	75,968	4,663,676

Total Consumer Discretionary		43,561,695

Consumer Staples - 8.8%

Drug Retail - 2.8%
CVS Health Corp.	42,416	3,990,921
Walgreens Boots Alliance, Inc. (1)	31,892	2,679,885

		6,670,806

Household Products - 0.5%
Church & Dwight Co., Inc.	13,604	1,166,815
Hypermarkets & Super Centers - 1.5%
Costco Wholesale Corp. (1)	22,588	3,646,155
Packaged Foods & Meats - 1.8%
Post Holdings, Inc. (1) (2)	63,644	4,424,531
Soft Drinks - 2.2%
PepsiCo, Inc.	51,596	5,167,855

Total Consumer Staples		21,076,162

Energy - 1.0%

Oil & Gas-Refining & Marketing - 1.0%
Tesoro Corp.	19,699	2,268,734

Financials - 8.3%

Asset Management & Custody Banks - 1.4%
Affiliated Managers Group, Inc. (2)	19,516	3,458,821
Life & Health Insurance - 1.6%
Prudential Financial, Inc. (1)	43,278	3,745,711

Regional Banks - 2.0%
Signature Bank (1) (2)	30,033	4,749,719
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	45,262	4,158,672
Residential REIT’s - 1.1%
Equity Lifestyle Properties, Inc. (1)	40,336	2,516,160
Retail REIT’s - 0.5%
Realty Income Corp.	24,474	1,214,400

Total Financials		19,843,483

Healthcare - 17.3%

Biotechnology - 7.9%
Amgen, Inc.	40,435	6,514,079
Celgene Corp. (1) (2)	49,136	5,377,935
Gilead Sciences, Inc. (1)	66,289	7,023,982

		18,915,996
Healthcare Distributors - 0.5%
AmerisourceBergen Corp.	11,265	1,111,180
Healthcare Equipment - 3.5%
Hologic, Inc. (2)	110,833	4,472,112
Medtronic PLC (1)	50,950	3,838,573

		8,310,685
Healthcare Services - 0.5%
MEDNAX, Inc. (1) (2)	14,777	1,054,634
Life Sciences Tools & Services - 1.0%
Waters Corp. (1) (2)	18,720	2,486,390
Managed Healthcare - 1.8%
Molina Healthcare, Inc. (1) (2)	32,211	1,941,035
UnitedHealth Group, Inc.	21,260	2,396,214

		4,337,249
Pharmaceuticals - 2.1%
Allergan PLC (2)	7,856	2,465,920
Johnson & Johnson	24,371	2,467,320

		4,933,240

Total Healthcare		41,149,374

Industrials - 8.3%

Aerospace & Defense - 1.8%
TransDigm Group, Inc. (1) (2)	18,766	4,403,067
Airlines - 1.7%
JetBlue Airways Corp. (1) (2)	167,576	4,145,830
Diversified Support Services - 1.8%
Cintas Corp. (1)	46,899	4,295,479
Electrical Components & Equipment - 2.3%
Acuity Brands, Inc. (1)	23,544	5,435,839
Industrial Conglomerates - 0.7%
Danaher Corp. (1)	16,411	1,581,856

Total Industrials		19,862,071

Information Technology - 32.7%

Application Software - 2.7%
Factset Research Systems, Inc.	23,349	3,958,356
Synopsys, Inc. (2)	50,429	2,525,484

		6,483,840

Communications Equipment - 2.9%
Cisco Systems, Inc.	136,604	3,722,459
F5 Networks, Inc. (1) (2)	16,609	1,710,727

Palo Alto Networks, Inc. (2)	8,365	1,567,099

		7,000,285
Consulting & Other Services - 2.1%
Cognizant Technology Solutions Corp., Class A (2)	78,230	5,052,094
Data Processing & Outsourced Services - 4.2%
MasterCard, Inc., Class A	44,863	4,392,985
Total System Services, Inc.	24,307	1,360,220
Visa, Inc., Class A (1)	52,933	4,182,236

		9,935,441

Internet Software & Services - 9.9%
Alphabet, Inc., Class A (1) (2)	5,994	4,572,523
Alphabet, Inc., Class C (1) (2)	11,175	8,298,555
Facebook, Inc., Class A (2)	51,840	5,403,801
VeriSign, Inc. (1) (2)	58,186	5,204,156

		23,479,035
Semiconductors - 0.7%
Microchip Technology, Inc. (1)	36,016	1,738,853
Systems Software - 4.8%
Microsoft Corp.	133,561	7,259,040
Oracle Corp. (1)	85,116	3,316,971
Red Hat, Inc. (1) (2)	11,791	959,905

		11,535,916
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	108,463	12,831,173

Total Information Technology		78,056,637

Materials - 1.2%

Commodity Chemicals - 1.2%
LyondellBasell Industries NV, Class A	30,268	2,900,280

Telecommunication Services - 3.0%

Integrated Telecommunication Services - 3.0%
AT&T, Inc. (1)	104,147	3,506,630
Verizon Communications, Inc. (1)	82,094	3,731,172

Total Telecommunication Services		7,237,802

Total Common Stocks (identified cost $184,987,531)		235,956,238

Short-Term Investments - 45.0%

Collateral Pool Investments for Securities on Loan - 43.6%
Collateral pool allocation (3)		104,032,140
Mutual Funds - 1.4%
BMO Prime Money Market Fund, Class I, 0.070% (4)	3,490,532	3,490,532

Total Short-Term Investments (identified cost $107,522,672)		107,522,672

Total Investments - 143.9% (identified cost $292,510,203)		343,478,910
Other Assets and Liabilities - (43.9)%		(104,823,437)

Total Net Assets - 100.0%		$238,655,473

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 8.4%

Advertising - 2.0%
The Interpublic Group of Cos., Inc.	251,900	$5,793,700
Auto Parts & Equipment - 2.0%
Visteon Corp. (2)	47,000	5,635,770
Automotive Retail - 1.0%
Advance Auto Parts, Inc. (1)	17,750	2,888,457
Catalog Retail - 1.6%
Liberty Interactive Corp QVC Group (2)	165,247	4,375,741
Department Stores - 0.8%
Kohl’s Corp.	48,142	2,268,932
Homebuilding - 1.0%
TRI Pointe Group, Inc. (1) (2)	201,710	2,813,855

Total Consumer Discretionary		23,776,455

Consumer Staples - 2.3%

Agricultural Products - 0.7%
Darling Ingredients, Inc. (1) (2)	178,450	1,954,027
Brewers - 1.1%
Molson Coors Brewing Co., Class B	34,730	3,196,202
Personal Products - 0.5%
Edgewell Personal Care Co. (1)	16,700	1,344,350

Total Consumer Staples		6,494,579

Energy - 6.7%

Oil & Gas-Equipment & Services - 1.6%
Weatherford International PLC (1) (2)	425,350	4,598,034
Oil & Gas-Exploration & Production - 5.1%
Cimarex Energy Co. (1)	26,600	3,165,932
EQT Corp. (1)	45,800	2,620,676
Newfield Exploration Co. (1) (2)	75,500	2,888,630
Noble Energy, Inc. (1)	157,200	5,764,524

		14,439,762

Total Energy		19,037,796

Financials - 34.7%

Asset Management & Custody Banks - 4.0%
Ameriprise Financial, Inc.	51,500	5,816,925
Invesco, Ltd.	164,000	5,525,160

		11,342,085

Consumer Finance - 5.5%
Ally Financial, Inc. (1) (2)	245,600	4,902,176
Discover Financial Services	128,040	7,267,550
Synchrony Financial (2)	114,620	3,648,355

		15,818,081
Diversified REIT’s - 2.2%
Duke Realty Corp. (1)	301,300	6,131,455
Life & Health Insurance - 2.1%
Lincoln National Corp.	107,100	5,889,429

Property & Casualty Insurance - 2.0%
Axis Capital Holdings, Ltd.	103,100	5,773,600
Real Estate Operating Companies - 2.0%
Forest City Enterprises, Inc., Class A (1) (2)	254,250	5,654,520
Regional Banks - 7.9%
East West Bancorp, Inc. (1)	144,800	6,281,424
Fifth Third Bancorp (1)	258,700	5,347,329
Huntington Bancshares, Inc. (1)	481,850	5,632,826
Regions Financial Corp. (1)	524,900	5,322,486

		22,584,065
Reinsurance - 3.5%
Reinsurance Group of America, Inc.	58,550	5,379,574
Validus Holdings, Ltd.	98,910	4,666,574

		10,046,148
Residential REIT’s - 3.4%
Mid-America Apartment Communities, Inc. (1)	44,500	3,940,920
UDR, Inc. (1)	156,500	5,776,415

		9,717,335
Retail REIT’s - 2.1%
Brixmor Property Group, Inc. (1)	243,605	6,116,922

Total Financials		99,073,640

Healthcare - 5.6%

Healthcare Distributors - 2.5%
Cardinal Health, Inc.	81,000	7,034,850
Healthcare Services - 1.7%
Laboratory Corporation of America Holdings (1) (2)	41,000	4,983,140
Managed Healthcare - 1.4%
Cigna Corp.	28,750	3,880,675

Total Healthcare		15,898,665

Industrials - 12.5%

Aerospace & Defense - 3.1%
L-3 Communications Holdings, Inc. (1)	35,300	4,321,073
Spirit Aerosystems Holdings, Inc., Class A (2)	85,490	4,483,950

		8,805,023
Agricultural & Farm Machinery - 1.5%
AGCO Corp. (1)	84,900	4,267,074
Construction & Engineering - 2.7%
Fluor Corp.	73,100	3,552,660
Jacobs Engineering Group, Inc. (1) (2)	95,000	4,193,300

		7,745,960
Electrical Components & Equipment - 1.5%
Regal Beloit Corp. (1)	68,700	4,428,402
Industrial Machinery - 2.5%
Dover Corp.	47,200	3,110,480
Parker-Hannifin Corp. (1)	37,300	3,903,818

		7,014,298
Trading Companies & Distributors - 1.2%
WESCO International, Inc. (1) (2)	72,700	3,493,235

Total Industrials		35,753,992

Information Technology - 12.3%

Communications Equipment - 1.7%
ARRIS Group, Inc. (1) (2)	156,000	4,768,920
Consulting & Other Services - 1.1%
Teradata Corp. (1) (2)	105,860	3,166,273

Data Processing & Outsourced Services - 1.1%
Western Union Co. (1)	173,700	3,275,982
Semiconductors - 1.8%
Broadcom Corp., Class A	94,056	5,138,279
Systems Software - 1.4%
Symantec Corp.	197,350	3,864,113
Technology Distributors - 1.2%
Avnet, Inc.	77,900	3,530,428
Technology Hardware, Storage & Peripherals - 4.0%
NetApp, Inc. (1)	156,000	4,782,960
Seagate Technology PLC (1)	68,950	2,478,063
Western Digital Corp.	66,400	4,144,024

		11,405,047

Total Information Technology		35,149,042

Materials - 9.1%

Metal & Glass Containers - 2.0%
Berry Plastics Group, Inc. (1) (2)	158,540	5,764,514
Paper Products - 1.2%
International Paper Co. (1)	78,500	3,283,655
Specialty Chemicals - 4.2%
Ashland, Inc.	51,510	5,802,602
WR Grace & Co. (1) (2)	63,274	6,214,772

		12,017,374
Steel - 1.7%
Reliance Steel & Aluminum Co.	82,100	4,828,301

Total Materials		25,893,844

Telecommunication Services - 0.8%

Integrated Telecommunication Services - 0.8%
CenturyLink, Inc. (1)	87,246	2,349,535

Utilities - 4.7%

Electric Utilities - 3.1%
Edison International (1)	77,400	4,594,464
Great Plains Energy, Inc.	156,300	4,218,537

		8,813,001
Multi-Utilities - 1.6%
DTE Energy Co.	57,557	4,632,763

Total Utilities		13,445,764

Total Common Stocks (identified cost $215,763,495)		276,873,312

Short-Term Investments - 46.8%

Collateral Pool Investments for Securities on Loan - 43.9%
Collateral pool allocation (3)		125,246,148
Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.070% (4)	8,375,721	8,375,721

Total Short-Term Investments (identified cost $133,621,869)		133,621,869

Total Investments - 143.9% (identified cost $349,385,364)		410,495,181
Other Assets and Liabilities - (43.9)%		(125,170,592)

Total Net Assets - 100.0%		$285,324,589

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 21.2%

Apparel, Accessories & Luxury Goods - 2.1%
Hanesbrands, Inc. (1)	56,195	$1,723,501
Under Armour, Inc., Class A (1) (2)	10,400	896,688
VF Corp.	26,400	1,708,080

		4,328,269
Auto Parts & Equipment - 1.3%
Visteon Corp. (1) (2)	22,100	2,650,011
Automotive Retail - 2.2%
Advance Auto Parts, Inc. (1)	11,800	1,920,214
O’Reilly Automotive, Inc. (1) (2)	9,570	2,525,236

		4,445,450
Casinos & Gaming - 1.1%
MGM Resorts International (1) (2)	93,000	2,114,820
General Merchandise Stores - 2.5%
Burlington Stores, Inc. (1) (2)	39,646	1,907,369
Dollar Tree, Inc. (1) (2)	40,700	3,071,222

		4,978,591
Homebuilding - 1.6%
TRI Pointe Group, Inc. (1) (2)	231,498	3,229,397
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (1) (2)	22,873	2,055,596
Hotels, Resorts & Cruise Lines - 4.8%
Hilton Worldwide Holdings, Inc.	79,300	1,841,346
Marriott International, Inc., Class A (1)	33,200	2,354,212
Norwegian Cruise Line Holdings, Ltd. (1) (2)	52,400	3,009,856
Wyndham Worldwide Corp.	31,700	2,406,664

		9,612,078
Household Appliances - 0.8%
Whirlpool Corp. (1)	9,400	1,527,688
Leisure Facilities - 1.1%
Vail Resorts, Inc. (1)	19,100	2,303,460
Leisure Products - 1.2%
Brunswick Corp. (1)	46,900	2,468,347
Restaurants - 1.5%
Dunkin’ Brands Group, Inc. (1)	31,129	1,320,492
Restaurant Brands International, Inc.	46,700	1,708,753

		3,029,245

Total Consumer Discretionary		42,742,952

Consumer Staples - 1.9%

Distillers & Vintners - 0.7%
Constellation Brands, Inc., Class A (1)	9,700	1,360,522
Packaged Foods & Meats - 0.7%
Hain Celestial Group, Inc. (1) (2)	33,200	1,417,640
Soft Drinks - 0.5%
Monster Beverage Corp. (1) (2)	6,700	1,035,887

Total Consumer Staples		3,814,049

Energy - 5.3%

Integrated Oil & Gas - 2.1%
InterOil Corp. (2)	107,700	4,195,992
Oil & Gas-Storage & Transportation - 3.2%
GasLog, Ltd. (1)	255,850	3,062,524
Golar LNG, Ltd. (1)	124,800	3,413,280

		6,475,804

Total Energy		10,671,796

Financials - 10.3%

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	21,000	2,371,950
Health Care REIT’s - 0.3%
New Senior Investment Group, Inc.	67,173	620,007
Multi-Line Insurance - 1.0%
Hartford Financial Services Group, Inc.	44,000	2,008,160
Property & Casualty Insurance - 0.8%
First American Financial Corp.	40,100	1,581,544
Real Estate Services - 2.4%
CBRE Group, Inc., Class A (1) (2)	67,800	2,540,466
Jones Lang LaSalle, Inc.	14,200	2,358,904

		4,899,370
Regional Banks - 1.0%
Signature Bank (1) (2)	6,500	1,027,975
SVB Financial Group (1) (2)	7,400	980,352

		2,008,327
Specialized Finance - 1.5%
Intercontinental Exchange, Inc. (1)	11,300	2,936,192
Specialized REIT’s - 1.4%
Equinix, Inc.	4,400	1,304,600
Extra Space Storage, Inc. (1)	17,900	1,499,125

		2,803,725
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (1) (2)	156,600	1,493,964

Total Financials		20,723,239

Healthcare - 18.6%

Biotechnology - 3.8%
Alkermes PLC (1) (2)	25,314	1,857,035
Incyte Corp. (1) (2)	12,900	1,473,696
Quintiles Transnational Holdings, Inc. (1) (2)	34,000	2,311,660
Vertex Pharmaceuticals, Inc. (1) (2)	15,700	2,030,952

		7,673,343
Healthcare Distributors - 2.0%
AmerisourceBergen Corp. (1)	19,800	1,953,072
Cardinal Health, Inc.	23,100	2,006,235

		3,959,307
Healthcare Equipment - 3.4%
Hill-Rom Holdings, Inc. (1)	36,500	1,858,215
NxStage Medical, Inc. (2)	125,300	2,444,603
STERIS Corp. (1)	33,100	2,528,178

		6,830,996
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (1) (2)	37,972	2,620,448
Healthcare Services - 2.9%
Envision Healthcare Holdings, Inc. (2)	62,628	1,722,270
Laboratory Corporation of America Holdings (1) (2)	13,900	1,689,406

MEDNAX, Inc. (1) (2)	33,300	2,376,621

		5,788,297
Healthcare Technology - 1.0%
Cerner Corp. (1) (2)	35,500	2,115,800
Managed Healthcare - 1.3%
Centene Corp. (1) (2)	45,700	2,639,175
Pharmaceuticals - 2.9%
Horizon Pharma PLC (1) (2)	94,605	2,036,846
Jazz Pharmaceuticals PLC (1) (2)	17,680	2,591,711
Perrigo Co. PLC	8,400	1,254,876

		5,883,433

Total Healthcare		37,510,799

Industrials - 12.0%

Aerospace & Defense - 0.8%
TransDigm Group, Inc. (2)	6,700	1,572,021
Airlines - 1.2%
Southwest Airlines Co.	32,000	1,468,160
United Continental Holdings, Inc. (1) (2)	16,800	936,264

		2,404,424
Building Products - 2.0%
Builders FirstSource, Inc. (1) (2)	122,641	1,650,748
Fortune Brands Home & Security, Inc.	42,400	2,330,728

		3,981,476
Construction Machinery & Heavy Trucks - 1.2%
Wabtec Corp. (1)	29,900	2,395,588
Electrical Components & Equipment - 2.5%
AMETEK, Inc.	42,225	2,384,024
Roper Technologies, Inc. (1)	14,200	2,747,558

		5,131,582
Human Resource & Employment Services - 1.1%
Robert Half International, Inc.	44,400	2,272,392
Industrial Machinery - 0.8%
Middleby Corp. (1) (2)	14,200	1,562,568
Research & Consulting Services - 1.6%
Acacia Research Corp. (1)	103,361	610,863
Verisk Analytics, Inc., Class A (1) (2)	35,926	2,692,654

		3,303,517
Trucking - 0.8%
J.B. Hunt Transport Services, Inc.	19,300	1,510,032

Total Industrials		24,133,600

Information Technology - 25.3%

Application Software - 2.8%
Cadence Design Systems, Inc. (1) (2)	60,200	1,342,460
PTC, Inc. (1) (2)	56,400	2,032,656
Qlik Technologies, Inc. (1) (2)	74,100	2,357,121

		5,732,237
Communications Equipment - 1.0%
Palo Alto Networks, Inc. (2)	10,760	2,015,778
Consulting & Other Services - 0.7%
Leidos Holdings, Inc.	23,000	1,332,390
Data Processing & Outsourced Services - 9.7%
Alliance Data Systems Corp. (1) (2)	10,800	3,097,980
Cardtronics, Inc. (1) (2)	74,918	2,817,666
Fiserv, Inc. (2)	15,600	1,501,344
FleetCor Technologies, Inc. (1) (2)	14,200	2,182,682
Sabre Corp. (1)	87,800	2,569,028

Total System Services, Inc. (1)	42,100	2,355,916
Vantiv, Inc., Class A (1) (2)	51,800	2,730,378
VeriFone Systems, Inc. (1) (2)	76,900	2,205,492

		19,460,486
Electronic Components - 1.1%
Amphenol Corp., Class A (1)	40,500	2,229,525
Internet Software & Services - 2.8%
Criteo SA, ADR (1) (2)	100,867	4,111,339
LinkedIn Corp., Class A (1) (2)	6,200	1,507,282

		5,618,621
Semiconductors - 0.8%
NXP Semiconductors (1) (2)	18,500	1,729,010
Systems Software - 5.6%
Check Point Software Technologies, Ltd. (1) (2)	24,600	2,147,334
FleetMatics Group PLC (2)	29,800	1,779,060
Fortinet, Inc. (1) (2)	45,910	1,653,678
Red Hat, Inc. (1) (2)	37,014	3,013,310
ServiceNow, Inc. (1) (2)	14,700	1,279,047
Tableau Software, Inc., Class A (2)	13,690	1,328,341

		11,200,770

Technology Distributors - 0.8%
CDW Corp.	39,100	1,687,947

Total Information Technology		51,006,764

Telecommunication Services - 2.6%

Wireless Telecommunication Services - 2.6%
Crown Castle International Corp. (1)	34,400	2,955,304
SBA Communications Corp., Class A (2)	21,200	2,229,392

Total Telecommunication Services		5,184,696

Total Common Stocks (identified cost $148,139,480)		195,787,895

Short-Term Investments - 51.9%

Collateral Pool Investments for Securities on Loan - 48.4%
Collateral pool allocation (3)		97,542,513
Mutual Funds - 3.5%
BMO Prime Money Market Fund, Class I, 0.070% (4)	6,947,449	6,947,449

Total Short-Term Investments (identified cost $104,489,962)		104,489,962

Total Investments - 149.1% (identified cost $252,629,442)		300,277,857
Other Assets and Liabilities - (49.1)%		(98,868,109)

Total Net Assets - 100.0%		$201,409,748

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 96.1%

Consumer Discretionary - 8.7%

Apparel Retail - 1.7%
DSW, Inc., Class A	48,295	$1,108,853
Finish Line, Inc., Class A	38,000	630,420

		1,739,273
Auto Parts & Equipment - 1.5%
American Axle & Manufacturing Holdings, Inc. (1) (2)	65,785	1,497,267
Homebuilding - 2.5%
Century Communities, Inc. (1) (2)	85,490	1,631,149
TRI Pointe Group, Inc. (1) (2)	62,970	878,432

		2,509,581
Leisure Products - 1.2%
Brunswick Corp.	22,700	1,194,701
Publishing - 0.9%
Time, Inc.	52,220	868,941
Specialized Consumer Services - 0.9%
Steiner Leisure, Ltd. (2)	14,181	891,701

Total Consumer Discretionary		8,701,464

Consumer Staples - 2.1%

Agricultural Products - 0.9%
Darling Ingredients, Inc. (2)	82,170	899,762
Food Retail - 1.2%
SUPERVALU, Inc. (2)	177,200	1,190,784

Total Consumer Staples		2,090,546

Energy - 3.9%

Oil & Gas-Equipment & Services - 1.3%
Oil States International, Inc. (1) (2)	41,350	1,311,622
Oil & Gas-Exploration & Production - 2.6%
Carrizo Oil & Gas, Inc. (1) (2)	31,100	1,255,818
QEP Resources, Inc. (1)	87,350	1,380,130

		2,635,948

Total Energy		3,947,570

Financials - 30.8%

Consumer Finance - 0.9%
Nelnet, Inc., Class A	26,600	877,800
Diversified Capital Markets - 2.7%
Encore Capital Group, Inc. (1) (2)	39,543	1,303,733
HFF, Inc., Class A (1)	41,543	1,427,833

		2,731,566
Industrial REIT’s - 1.4%
First Industrial Realty Trust, Inc.	61,500	1,405,275
Life & Health Insurance - 1.3%
American Equity Investment Life Holding Co.	48,990	1,313,422
Office REIT’s - 1.3%
Corporate Office Properties Trust	56,050	1,249,354
Regional Banks - 15.7%
Ameris Bancorp (1)	52,600	1,798,394

BBCN Bancorp, Inc. (1)	75,400	1,425,814
Customers Bancorp, Inc. (1) (2)	55,700	1,726,700
First Merchants Corp.	62,400	1,697,280
First NBC Bank Holding Co. (1) (2)	33,154	1,403,741
FirstMerit Corp.	64,900	1,312,927
Great Western Bancorp, Inc. (1)	70,300	2,124,466
TriCo Bancshares	55,720	1,632,596
United Community Banks, Inc.	77,348	1,615,026
Western Alliance Bancorp (1) (2)	26,481	1,027,198

		15,764,142
Reinsurance - 3.4%
Enstar Group, Ltd. (1) (2)	6,600	1,017,126
Maiden Holdings, Ltd. (1)	90,250	1,390,752
State National Cos., Inc.	100,000	1,011,000

		3,418,878
Retail REIT’s - 1.5%
Cedar Realty Trust, Inc. (1)	201,300	1,473,516
Specialized Finance - 0.5%
GAIN Capital Holdings, Inc.	59,959	495,261
Specialized REIT’s - 1.1%
LaSalle Hotel Properties (1)	39,350	1,110,064
Thrifts & Mortgage Finance - 1.0%
EverBank Financial Corp. (1)	60,580	1,045,611

Total Financials		30,884,889

Healthcare - 5.6%

Healthcare Distributors - 1.3%
PharMerica Corp. (1) (2)	36,800	1,251,936
Healthcare Facilities - 1.1%
HealthSouth Corp. (1)	32,300	1,136,637
Healthcare Services - 1.4%
Civitas Solutions, Inc. (1) (2)	54,940	1,439,977
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc., Class A (1) (2)	8,000	1,117,760
Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (1) (2)	15,780	695,267

Total Healthcare		5,641,577

Industrials - 18.1%

Aerospace & Defense - 2.4%
Moog, Inc., Class A (2)	10,700	706,949
Triumph Group, Inc.	41,950	1,680,097

		2,387,046
Air Freight & Logistics - 1.4%
Park-Ohio Holdings Corp.	33,950	1,425,900
Construction & Engineering - 1.6%
EMCOR Group, Inc. (1)	31,200	1,572,480
Electrical Components & Equipment - 1.3%
Regal Beloit Corp. (1)	20,100	1,295,646
Environmental & Facilities Services - 1.2%
Tetra Tech, Inc.	44,650	1,240,824
Industrial Machinery - 3.6%
Actuant Corp., Class A (1)	63,940	1,583,154
Altra Industrial Motion Corp. (1)	51,500	1,443,030
Blount International, Inc. (1) (2)	92,500	536,500

		3,562,684
Research & Consulting Services - 1.4%
sRPX Corp. (1) (2)	100,250	1,390,468

Trading Companies & Distributors - 3.8%
Applied Industrial Technologies, Inc. (1)	29,370	1,252,630
MRC Global, Inc. (1) (2)	90,860	1,343,819
WESCO International, Inc. (1) (2)	24,850	1,194,043

		3,790,492
Trucking - 1.4%
Swift Transportation Co., Class A (2)	90,300	1,442,091

Total Industrials		18,107,631

Information Technology - 12.3%

Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	119,571	1,122,174
Finisar Corp. (1) (2)	72,950	880,506
NETGEAR, Inc. (1) (2)	17,200	758,692

		2,761,372
Data Processing & Outsourced Services - 2.8%
Convergys Corp. (1)	60,780	1,565,693
MoneyGram International, Inc. (1) (2)	136,400	1,197,592

		2,763,285
Electronic Components - 1.6%
Vishay Intertechnology, Inc.	135,100	1,610,392
Systems Software - 0.9%
AVG Technologies NV (1) (2)	42,980	906,448
Technology Distributors - 1.6%
Ingram Micro, Inc., Class A	51,170	1,582,688
Technology Hardware, Storage & Peripherals - 2.7%
Datalink Corp. (1) (2)	196,300	1,442,805
Synaptics, Inc. (1) (2)	13,950	1,252,292

		2,695,097

Total Information Technology		12,319,282

Materials - 8.9%

Metal & Glass Containers - 1.9%
Berry Plastics Group, Inc. (1) (2)	52,700	1,916,172
Paper Packaging - 1.4%
Graphic Packaging Holding Co.	105,500	1,442,185
Paper Products - 1.9%
KapStone Paper and Packaging Corp. (1)	76,500	1,856,655
Specialty Chemicals - 2.1%
A Schulman, Inc. (1)	49,400	1,709,734
Innophos Holdings, Inc.	13,778	409,482

		2,119,216
Steel - 1.6%
Worthington Industries, Inc. (1)	52,400	1,612,348

Total Materials		8,946,576

Telecommunication Services - 1.0%

Alternative Carriers - 1.0%
Premiere Global Services, Inc. (2)	71,220	987,821

Utilities - 4.7%

Electric Utilities - 4.7%
Great Plains Energy, Inc.	41,100	1,109,289
PNM Resources, Inc. (1)	50,900	1,476,100
Portland General Electric Co. (1)	32,400	1,196,208
UIL Holdings Corp. (1)	19,100	971,235

Total Utilities		4,752,832

Total Common Stocks (identified cost $89,430,707)		96,380,188

Exchange Traded Funds - 1.4%
iShares Russell 2000 Value Index Fund (1)	14,492	1,418,622

Total Exchange Traded Funds (identified cost $1,369,862)		1,418,622

Short-Term Investments - 47.4%

Collateral Pool Investments for Securities on Loan - 44.5%
Collateral pool allocation (3)		44,564,430
Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.070% (4)	2,914,840	2,914,840

Total Short-Term Investments (identified cost $47,479,270)		47,479,270

Total Investments - 144.9% (identified cost $138,279,839)		145,278,080
Other Assets and Liabilities - (44.9)%		(45,032,301)

Total Net Assets - 100.0%		$100,245,779

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 12.1%

Apparel Retail - 2.5%
Ascena Retail Group, Inc. (2)	1,458	$16,519
Cato Corp., Class A	1,337	52,517
Children’s Place, Inc.	927	44,793
Express, Inc. (1) (2)	3,123	52,279
Tilly’s, Inc. (2)	1,797	11,088

		177,196
Auto Parts & Equipment - 3.0%
American Axle & Manufacturing Holdings, Inc. (2)	2,832	64,456
Cooper-Standard Holding, Inc. (2)	305	22,552
Dana Holding Corp.	2,661	43,747
Tenneco, Inc. (2)	700	37,716
Tower International, Inc. (1)	1,579	48,412

		216,883
Broadcasting - 0.4%
Gray Television, Inc. (2)	1,777	29,765
Casinos & Gaming - 0.6%
Boyd Gaming Corp. (1) (2)	2,265	44,371
Education Services - 0.5%
K12, Inc. (1) (2)	3,717	37,690
Home Furnishings - 0.4%
Hooker Furniture Corp.	942	25,811
Homefurnishing Retail - 0.7%
Select Comfort Corp. (1) (2)	2,070	48,893
Hotels, Resorts & Cruise Lines - 0.9%
Marcus Corp.	802	15,960
Marriott Vacations Worldwide Corp.	766	46,596

		62,556
Housewares & Specialties - 0.2%
CSS Industries, Inc.	451	13,083
Leisure Products - 0.7%
Nautilus, Inc. (1) (2)	2,574	49,447
Restaurants - 0.5%
Bravo Brio Restaurant Group, Inc. (1) (2)	3,095	33,024
Specialty Stores - 0.7%
Hibbett Sports, Inc. (2)	472	15,486
Outerwall, Inc. (1)	521	32,250

		47,736
Tires & Rubber - 1.0%
Cooper Tire & Rubber Co.	1,698	71,299

Total Consumer Discretionary		857,754

Consumer Staples - 3.1%

Agricultural Products - 0.5%
Darling Ingredients, Inc. (2)	3,048	33,376
Food Distributors - 0.2%
SpartanNash Co.	652	14,096

Food Retail - 0.7%
Ingles Markets, Inc., Class A (1)	894	48,696
Packaged Foods & Meats - 1.7%
Dean Foods Co.	3,368	63,184
Sanderson Farms, Inc. (1)	815	60,970

		124,154

Total Consumer Staples		220,322

Energy - 2.7%

Oil & Gas-Drilling - 0.3%
Patterson-UTI Energy, Inc.	1,385	22,465
Oil & Gas-Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (2)	4,401	28,518
Hornbeck Offshore Services, Inc. (1) (2)	1,216	14,896
Matrix Service Co. (2)	1,857	42,692
Superior Energy Services, Inc.	1,277	20,011
TETRA Technologies, Inc. (1) (2)	3,909	36,432

		142,549
Oil & Gas-Exploration & Production - 0.4%
QEP Resources, Inc.	1,860	29,388

Total Energy		194,402

Financials - 22.7%

Consumer Finance - 1.6%
Cash America International, Inc. (1)	1,454	49,072
Credit Acceptance Corp. (1) (2)	228	45,696
Regional Management Corp. (2)	1,286	20,190

		114,958
Diversified REIT’s - 2.2%
American Assets Trust, Inc.	1,390	55,336
Cousins Properties, Inc.	6,384	62,755
Winthrop Realty Trust (1)	2,676	36,500

		154,591
Hotel & Resort REIT’s - 0.7%
Hersha Hospitality Trust (1)	2,164	51,092
Life & Health Insurance - 0.4%
CNO Financial Group, Inc.	1,210	24,478
Multi-Line Insurance - 0.8%
Horace Mann Educators Corp. (1)	1,660	57,984
Office REIT’s - 1.9%
DuPont Fabros Technology, Inc. (1)	2,123	70,144
Mack-Cali Realty Corp.	2,854	67,069

		137,213
Property & Casualty Insurance - 3.1%
Argo Group International Holdings, Ltd.	681	43,264
Employers Holdings, Inc. (1)	1,572	43,089
HCI Group, Inc. (1)	1,313	51,378
Navigators Group, Inc. (1) (2)	340	29,328
Selective Insurance Group, Inc. (1)	1,532	52,869

		219,928
Regional Banks - 7.7%
1st Source Corp. (1)	721	24,377
BancFirst Corp. (1)	396	25,530
BBCN Bancorp, Inc.	3,743	70,780
Central Pacific Financial Corp.	2,457	57,101
Fidelity Southern Corp.	1,892	42,797
Financial Institutions, Inc.	534	14,562
First Financial Corp.	565	20,656
Great Southern Bancorp, Inc.	479	24,362
Hanmi Financial Corp. (1)	1,252	32,677
Investors Bancorp, Inc.	4,221	54,113
Preferred Bank	911	33,179

PrivateBancorp, Inc. (1)	787	34,715
Trustmark Corp.	608	15,352
Wilshire Bancorp, Inc. (1)	4,774	58,911
Wintrust Financial Corp. (1)	631	33,210

		542,322

Reinsurance - 0.8%
Maiden Holdings, Ltd. (1)	3,825	58,943
Retail REIT’s - 0.4%
Saul Centers, Inc. (1)	446	24,811
Specialized REIT’s - 1.7%
Chesapeake Lodging Trust	1,262	34,276
CubeSmart (1)	1,010	29,411
EPR Properties	397	22,248
Sovran Self Storage, Inc.	350	35,172

		121,107
Thrifts & Mortgage Finance - 1.4%
Walker & Dunlop, Inc. (1) (2)	2,258	66,701
Washington Federal, Inc.	1,321	34,135

		100,836

Total Financials		1,608,263

Healthcare - 18.6%

Biotechnology - 3.6%
Acorda Therapeutics, Inc. (1) (2)	752	28,719
Anacor Pharmaceuticals, Inc. (2)	115	13,424
Emergent BioSolutions, Inc. (1) (2)	1,505	56,693
Ligand Pharmaceuticals, Inc., Class B (1) (2)	440	47,115
Myriad Genetics, Inc. (2)	1,038	45,153
NewLink Genetics Corp. (1) (2)	801	29,317
Repligen Corp. (1) (2)	1,203	34,201

		254,622

Healthcare Distributors - 0.6%
PharMerica Corp. (2)	1,210	41,164
Healthcare Equipment - 3.6%
Cynosure, Inc., Class A (1) (2)	1,534	64,520
Globus Medical, Inc., Class A (1) (2)	2,302	62,453
Masimo Corp. (1) (2)	1,625	67,405
NuVasive, Inc. (2)	1,171	61,056

		255,434

Healthcare Facilities - 1.4%
Amsurg Corp. (1) (2)	874	73,469
U.S. Physical Therapy, Inc.	449	23,725

		97,194

Healthcare Services - 1.4%
AMN Healthcare Services, Inc. (2)	1,673	49,354
CorVel Corp. (1) (2)	491	19,026
Providence Service Corp. (1) (2)	607	29,391

		97,771

Healthcare Supplies - 0.3%
ICU Medical, Inc. (2)	227	25,751
Life Sciences Tools & Services - 3.7%
Affymetrix, Inc. (1) (2)	5,369	50,844
Cambrex Corp. (1) (2)	1,363	73,098
INC Research Holdings, Inc. (2)	512	24,217
Luminex Corp. (2)	1,915	41,211
PAREXEL International Corp. (1) (2)	1,034	70,157

		259,527

Managed Healthcare - 1.5%
Magellan Health, Inc. (2)	1,092	57,494
Molina Healthcare, Inc. (1) (2)	783	47,183

		104,677
Pharmaceuticals - 2.5%
Insys Therapeutics, Inc. (1) (2)	1,019	32,465
Prestige Brands Holdings, Inc. (1) (2)	1,260	64,122
Sagent Pharmaceuticals, Inc. (1) (2)	1,549	23,746
Sucampo Pharmaceuticals, Inc., Class A (1) (2)	2,075	35,586
Supernus Pharmaceuticals, Inc. (1) (2)	1,296	20,944

		176,863

Total Healthcare		1,313,003

Industrials - 13.4%

Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (1) (2)	1,398	57,765
Airlines - 0.9%
Hawaiian Holdings, Inc. (1) (2)	1,816	65,739
Building Products - 0.8%
Gibraltar Industries, Inc. (2)	2,147	57,303
Commercial Printing - 1.1%
Ennis, Inc.	2,162	43,218
Multi-Color Corp.	545	34,068

		77,286
Construction & Engineering - 0.2%
EMCOR Group, Inc.	277	13,961
Construction Machinery & Heavy Trucks - 0.9%
Wabash National Corp. (1) (2)	4,935	64,007
Diversified Support Services - 0.8%
UniFirst Corp.	504	54,724
Industrial Machinery - 2.8%
Blount International, Inc. (2)	2,320	13,456
Briggs & Stratton Corp.	2,549	48,533
Chart Industries, Inc. (2)	1,428	30,459
Global Brass & Copper Holdings, Inc. (1)	2,413	56,127
Kadant, Inc. (1)	1,078	46,688

		195,263
Marine - 0.8%
Matson, Inc.	1,133	58,588
Office Services & Supplies - 1.9%
ACCO Brands Corp. (1) (2)	7,850	60,602
Sykes Enterprises, Inc. (1) (2)	2,191	69,718

		130,320
Security & Alarm Services - 0.7%
Brink’s Co. (1)	1,563	50,297
Trading Companies & Distributors - 0.5%
MRC Global, Inc. (1) (2)	2,302	34,047
Trucking - 1.2%
ArcBest Corp. (1)	2,287	55,071
USA Truck, Inc. (2)	1,589	31,685

		86,756

Total Industrials		946,056

Information Technology - 19.8%

Application Software - 1.1%
Manhattan Associates, Inc. (2)	516	39,526
PTC, Inc. (2)	1,139	41,049

		80,575

Communications Equipment - 2.1%
NETGEAR, Inc. (1) (2)	862	38,023
Plantronics, Inc. (1)	850	44,973
Polycom, Inc. (1) (2)	4,917	67,019

		150,015
Consulting & Other Services - 0.5%
The Hackett Group, Inc.	1,834	34,736
Data Processing & Outsourced Services - 3.2%
Convergys Corp.	834	21,484
Euronet Worldwide, Inc. (1) (2)	959	74,533
ExlService Holdings, Inc. (2)	1,484	69,407
MAXIMUS, Inc.	1,128	64,014

		229,438
Electronic Components - 0.4%
II-VI, Inc. (1) (2)	1,309	24,373
Electronic Equipment & Instruments - 1.2%
Itron, Inc. (1) (2)	1,105	39,725
Newport Corp. (2)	2,775	46,037

		85,762
Electronic Manufacturing Services - 2.5%
Benchmark Electronics, Inc. (2)	2,804	60,174
Methode Electronics, Inc. (1)	1,736	62,635
Sanmina Corp. (2)	2,463	55,836

		178,645
Internet Software & Services - 0.9%
Blucora, Inc. (2)	2,692	28,616
EarthLink Holdings Corp. (1)	3,462	31,816

		60,432
Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (1) (2)	2,075	60,528
Amkor Technology, Inc. (2)	8,622	58,630
Cabot Microelectronics Corp. (2)	543	22,784

		141,942
Semiconductors - 3.6%
Diodes, Inc. (2)	729	16,978
Integrated Device Technology, Inc. (2)	2,776	77,839
IXYS Corp.	2,799	35,631
Microsemi Corp. (2)	1,774	63,882
NeoPhotonics Corp. (2)	5,823	60,443

		254,773
Systems Software - 0.8%
Gigamon, Inc. (2)	2,182	59,110
Technology Distributors - 1.3%
Insight Enterprises, Inc. (1) (2)	1,959	52,462
SYNNEX Corp.	391	36,860

		89,322
Technology Hardware, Storage & Peripherals - 0.2%
QLogic Corp. (2)	1,129	14,564

Total Information Technology		1,403,687

Materials - 2.6%

Commodity Chemicals - 0.6%
Koppers Holdings, Inc. (2)	1,900	43,377
Metal & Glass Containers - 0.9%
Berry Plastics Group, Inc. (2)	1,705	61,994
Paper Packaging - 0.5%
AEP Industries, Inc. (1) (2)	408	37,201

Specialty Chemicals - 0.6%
Innospec, Inc. (1)	714	41,698

Total Materials		184,270

Telecommunication Services - 1.3%

Alternative Carriers - 0.6%
Inteliquent, Inc.	2,122	40,764
Integrated Telecommunication Services - 0.7%
General Communication, Inc., Class A (2)	2,574	53,462

Total Telecommunication Services		94,226

Utilities - 1.9%

Electric Utilities - 1.9%
El Paso Electric Co.	1,570	60,680
PNM Resources, Inc.	2,429	70,441

Total Utilities		131,121

Total Common Stocks (identified cost $6,275,846)		6,953,104

Short-Term Investments - 37.3%

Collateral Pool Investments for Securities on Loan - 35.7%
Collateral pool allocation (3)		2,525,703
Mutual Funds - 1.6%
BMO Prime Money Market Fund, Class I, 0.070% (4)	112,995	112,995

Total Short-Term Investments (identified cost $2,638,698)		2,638,698

Total Investments - 135.5% (identified cost $8,914,544)		9,591,802
Other Assets and Liabilities - (35.5)%		(2,513,429)

Total Net Assets - 100.0%		$7,078,373

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 14.2%

Advertising - 0.8%
National CineMedia, Inc. (1)	279,699	$4,438,823
Apparel Retail - 0.1%
Men’s Wearhouse, Inc. (1)	34,232	684,298
Apparel, Accessories & Luxury Goods - 0.9%
Columbia Sportswear Co. (1)	115,960	5,430,407
Consumer Electronics - 0.0%
Universal Electronics, Inc. (2)	2,911	154,254
General Merchandise Stores - 1.3%
Burlington Stores, Inc. (2)	153,296	7,375,070
Home Furnishings - 0.8%
La-Z-Boy, Inc.	180,186	4,830,787
Homebuilding - 5.1%
M/I Homes, Inc. (1) (2)	290,858	6,794,443
TRI Pointe Group, Inc. (1) (2)	875,235	12,209,528
UCP, Inc., Class A (1) (2)	51,971	405,374
William Lyon Homes, Class A (1) (2)	602,811	10,531,108

		29,940,453
Homefurnishing Retail - 1.2%
Restoration Hardware Holdings, Inc. (1) (2)	79,149	7,113,120
Leisure Products - 0.7%
Performance Sports Group, Ltd. (2)	359,122	4,259,187
Publishing - 2.2%
New Media Investment Group, Inc. (1)	703,357	12,808,131
Restaurants - 1.1%
Krispy Kreme Doughnuts, Inc. (1) (2)	453,798	6,416,704

Total Consumer Discretionary		83,451,234

Consumer Staples - 0.8%

Packaged Foods & Meats - 0.8%
Hain Celestial Group, Inc. (1) (2)	114,729	4,898,928

Energy - 6.8%

Integrated Oil & Gas - 2.8%
InterOil Corp. (1) (2)	420,992	16,401,849
Oil & Gas-Storage & Transportation - 4.0%
GasLog, Ltd. (1)	902,329	10,800,878
Golar LNG, Ltd. (1)	464,069	12,692,287

		23,493,165

Total Energy		39,895,014

Financials - 8.1%

Health Care REIT’s - 1.9%
New Senior Investment Group, Inc.	1,181,666	10,906,777
Multi-Sector Holdings - 1.1%
PICO Holdings, Inc. (1) (2)	584,314	6,328,121
Specialized Finance - 2.2%
GAIN Capital Holdings, Inc.	1,560,891	12,892,960

Specialized REIT’s - 1.8%
LaSalle Hotel Properties (1)	101,692	2,868,731
Summit Hotel Properties, Inc.	586,675	7,820,378

		10,689,109
Thrifts & Mortgage Finance - 1.1%
LendingTree, Inc. (1) (2)	63,416	6,460,822

Total Financials		47,277,789

Healthcare - 22.7%

Biotechnology - 1.6%
Eagle Pharmaceuticals, Inc. (1) (2)	48,226	4,419,431
Vanda Pharmaceuticals, Inc. (1) (2)	529,993	5,225,731

		9,645,162
Healthcare Equipment - 7.0%
ABIOMED, Inc. (1) (2)	72,124	5,883,155
EndoChoice Holdings, Inc. (1) (2)	247,555	2,200,764
Globus Medical, Inc., Class A (1) (2)	278,162	7,546,535
Hill-Rom Holdings, Inc.	159,410	8,115,563
NxStage Medical, Inc. (2)	608,319	11,868,304
Trinity Biotech PLC	471,600	5,649,768

		41,264,089
Healthcare Facilities - 2.6%
Acadia Healthcare Co., Inc. (1) (2)	123,613	8,530,533
HealthSouth Corp. (1)	194,343	6,838,930

		15,369,463

Healthcare Services - 1.6%
AMN Healthcare Services, Inc. (1) (2)	275,726	8,133,917
Civitas Solutions, Inc. (1) (2)	8,701	228,053
Cross Country Healthcare, Inc. (1) (2)	57,794	1,054,741

		9,416,711

Life Sciences Tools & Services - 3.5%
Albany Molecular Research, Inc. (1) (2)	388,569	7,740,295
ICON PLC, ADR (1) (2)	105,377	7,832,672
PRA Health Sciences, Inc. (1) (2)	104,441	4,729,088

		20,302,055
Pharmaceuticals - 6.4%
Akorn, Inc. (1) (2)	56,451	1,879,818
Horizon Pharma PLC (1) (2)	450,201	9,692,827
Medicines Co. (1) (2)	124,860	5,245,369
Omeros Corp. (1) (2)	553,334	8,770,344
Pacira Pharmaceuticals, Inc. (1) (2)	109,631	7,098,607
Phibro Animal Health Corp., Class A	141,178	4,584,050

		37,271,015

Total Healthcare		133,268,495

Industrials - 11.7%

Aerospace & Defense - 1.1%
Hexcel Corp. (1)	130,400	6,140,536
Building Products - 2.6%
Builders FirstSource, Inc. (1) (2)	646,596	8,703,182
Lennox International, Inc. (1)	49,800	6,768,816

		15,471,998
Human Resource & Employment Services - 1.5%
On Assignment, Inc. (1) (2)	193,964	9,054,239
Industrial Machinery - 1.2%
Barnes Group, Inc.	180,780	6,963,646
Office Services & Supplies - 0.8%
ARC Document Solutions, Inc. (1) (2)	865,232	4,378,074

Research & Consulting Services - 2.8%
Acacia Research Corp. (1)	1,109,990	6,560,041
Advisory Board Co. (1) (2)	183,650	9,887,716

		16,447,757
Trading Companies & Distributors - 1.2%
Watsco, Inc.	54,865	6,973,890
Trucking - 0.5%
Celadon Group, Inc.	214,247	2,978,033

Total Industrials		68,408,173

Information Technology - 27.5%

Application Software - 3.3%
Callidus Software, Inc. (1) (2)	413,477	8,579,648
HubSpot, Inc. (2)	32,093	1,739,761
Qlik Technologies, Inc. (2)	125,746	3,999,980
RingCentral, Inc., Class A (1) (2)	231,449	5,302,497

		19,621,886
Communications Equipment - 0.7%
Ruckus Wireless, Inc. (1) (2)	336,471	3,852,593
Consulting & Other Services - 1.1%
Virtusa Corp. (1) (2)	129,171	6,361,672
Data Processing & Outsourced Services - 4.6%
Cardtronics, Inc. (1) (2)	262,207	9,861,605
MAXIMUS, Inc. (1)	148,310	8,416,593
VeriFone Systems, Inc. (1) (2)	292,500	8,388,900

		26,667,098
Internet Software & Services - 8.2%
Actua Corp. (1) (2)	836,502	9,695,058
Criteo SA, ADR (1) (2)	370,548	15,103,537
j2 Global, Inc.	69,681	5,607,230
LogMeIn, Inc. (1) (2)	141,489	10,105,144
Monster Worldwide, Inc. (1) (2)	919,895	5,924,124
WebMD Health Corp. (1) (2)	34,256	1,558,305

		47,993,398
Semiconductors - 2.1%
Cypress Semiconductor Corp. (1) (2)	597,700	6,467,114
Microsemi Corp. (2)	158,804	5,718,532

		12,185,646
Systems Software - 7.0%
FleetMatics Group PLC (1) (2)	120,600	7,199,820
Gigamon, Inc. (2)	201,657	5,462,888
Proofpoint, Inc. (1) (2)	100,998	7,404,163
Rubicon Project, Inc. (1) (2)	1,439,745	21,236,239

		41,303,110
Technology Hardware, Storage & Peripherals - 0.5%
Electronics for Imaging, Inc. (1) (2)	61,600	3,023,328

Total Information Technology		161,008,731

Telecommunication Services - 5.8%

Alternative Carriers - 5.8%
8x8, Inc. (1) (2)	639,105	7,541,439
inContact, Inc. (1) (2)	2,665,234	26,305,860

Total Telecommunication Services		33,847,299

Total Common Stocks (identified cost $517,685,503)		572,055,663

Short-Term Investments - 49.9%

Collateral Pool Investments for Securities on Loan - 47.9%
Collateral pool allocation (3)	281,030,941

Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.070% (4)	11,568,566	11,568,566

Total Short-Term Investments (identified cost $292,599,507)		292,599,507

Total Investments - 147.5% (identified cost $810,285,010)		864,655,170
Other Assets and Liabilities - (47.5)%		(278,615,358)

Total Net Assets - 100.0%		$586,039,812

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Austria - 0.9%
Flughafen Wien AG	2,187	$204,495
Oesterreichische Post AG	2,874	103,059

		307,554
Belgium - 0.9%
Ageas	2,031	88,849
bpost SA	9,909	240,795

		329,644
Bermuda - 2.4%
Bunge, Ltd. (1)	1,974	131,488
Everest Re Group, Ltd. (1)	3,480	641,851
Giordano International, Ltd.	148,000	72,918

		846,257
Canada - 9.6%
Artis Real Estate Investment Trust	5,773	58,143
BCE, Inc.	9,770	420,517
Canadian Tire Corp., Ltd., Class A	1,138	106,621
Cogeco Cable, Inc.	827	40,190
Dollarama, Inc.	12,636	844,955
Emera, Inc.	4,504	143,708
First Capital Realty, Inc. (1)	17,329	254,203
Genworth MI Canada, Inc. (1)	13,390	295,483
George Weston, Ltd.	1,241	101,505
Laurentian Bank of Canada (1)	4,930	200,456
Loblaw Cos., Ltd.	12,920	652,264
Medical Facilities Corp. (1)	3,783	42,718
Metro, Inc.	2,088	60,133
National Bank of Canada	1,793	58,766
North West Co., Inc.	4,521	91,947
Valener, Inc. (1)	5,536	71,799

		3,443,408
Czech Republic - 1.3%
CEZ AS	25,706	467,127
France - 0.2%
Boiron SA	672	55,274
Germany - 2.8%
Fresenius Medical Care AG & Co. KGaA	7,125	588,683
Fresenius SE & Co. KGaA	5,831	428,110

		1,016,793
Guernsey - 2.3%
Amdocs, Ltd. (1)	14,364	812,572
Hong Kong - 2.6%
CLP Holdings, Ltd. (1)	82,000	684,792
PCCW, Ltd.	401,000	237,907

		922,699
Ireland - 0.7%
ICON PLC, ADR (1) (2)	3,128	232,504
Israel - 4.5%
Bank Hapoalim BM	39,391	203,693
Bank Leumi Le-Israel BM (2)	157,678	569,776
Bezeq - The Israeli Telecommunication Corp., Ltd.	261,221	562,716
Elbit Systems, Ltd.	2,367	209,276

Ituran Location and Control, Ltd.	3,358	67,832

		1,613,293
Italy - 0.9%
ACEA SpA	8,140	120,748
Engineering SpA	1,097	67,282
Reply SpA	1,163	147,452

		335,482
Japan - 5.0%
Benesse Holdings, Inc. (1)	6,600	167,279
Duskin Co., Ltd.	14,700	269,639
Lion Corp. (1)	25,000	261,170
Megmilk Snow Brand Co., Ltd. (1)	4,100	96,388
Morinaga Milk Industry Co., Ltd.	66,000	307,214
Nippon Telegraph & Telephone Corp.	9,800	363,420
Nisshin Oillio Group, Ltd. (1)	41,000	158,871
Noevir Holdings Co., Ltd.	4,100	113,241
Okinawa Cellular Telephone Co.	2,500	63,769

		1,800,991
Malaysia - 2.7%
Public Bank Bhd	92,500	398,722
Telekom Malaysia Bhd	324,300	495,120
Tenaga Nasional Bhd	27,000	84,597

		978,439
Netherlands - 0.1%
Sligro Food Group NV	1,228	44,087
New Zealand - 5.4%
Air New Zealand, Ltd.	76,562	137,080
Argosy Property, Ltd.	172,468	130,556
Chorus, Ltd. (2)	31,963	65,118
Ebos Group, Ltd.	10,286	98,176
Fisher & Paykel Healthcare Corp., Ltd.	153,772	851,264
Infratil, Ltd.	63,017	127,346
Metlifecare, Ltd.	33,118	93,740
Ryman Healthcare, Ltd.	36,869	190,512
Summerset Group Holdings, Ltd.	50,209	126,251
Z Energy, Ltd.	21,423	95,750

		1,915,793
Philippines - 1.7%
First Philippine Holdings Corp.	54,700	76,701
Globe Telecom, Inc.	4,380	185,829
Manila Electric Co.	52,170	338,430

		600,960
Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA (1)	24,625	69,675
Singapore - 8.1%
Ascott Residence Trust	75,300	63,259
CDL Hospitality Trusts (1)	65,500	61,295
Frasers Centrepoint Trust	155,600	204,076
Hutchison Port Holdings Trust, Class U (1)	237,500	128,250
Mapletree Industrial Trust (1)	66,300	71,209
Mapletree Logistics Trust	384,900	274,237
Raffles Medical Group, Ltd.	54,000	160,406
Religare Health Trust	212,900	150,934
SATS, Ltd.	104,800	293,474
Sheng Siong Group, Ltd.	114,700	67,086
Singapore Airlines, Ltd.	24,600	177,190
Singapore Post, Ltd. (1)	270,200	340,971
Singapore Telecommunications, Ltd.	21,200	57,413
Singapore Telecommunications, Ltd. (1)	152,400	413,805
StarHub, Ltd. (1)	64,700	166,503
Venture Corp., Ltd.	40,900	244,145

		2,874,253

South Korea - 1.1%
GS Home Shopping, Inc.	680	99,118
Kia Motors Corp.	6,445	292,183

		391,301
Switzerland - 1.7%
Intershop Holding AG	156	61,863
Metall Zug AG	25	61,719
Novartis AG	5,045	431,266
Roche Holding AG	255	68,283

		623,131
Taiwan - 3.3%
Chunghwa Telecom Co., Ltd.	214,000	654,286
Far EasTone Telecommunications Co., Ltd.	136,000	286,232
Taichung Commercial Bank Co., Ltd.	404,939	120,333
Taiwan Secom Co., Ltd.	38,075	111,745

		1,172,596
Thailand - 1.1%
Advanced Info Service PCL	53,200	296,133
Thai Beverage PCL	167,900	81,536

		377,669
United Kingdom - 5.7%
AstraZeneca PLC	3,808	258,229
EMIS Group PLC (1)	14,577	236,669
Greggs PLC	26,787	501,474
Halfords Group PLC	10,761	60,420
Lookers PLC	55,131	143,730
Next PLC	4,095	488,464
Primary Health Properties PLC, REIT	73,080	119,696
Redde PLC	82,655	217,540

		2,026,222
United States - 32.1%
AmerisourceBergen Corp.	7,854	774,719
Atrion Corp. (1)	295	124,165
Carter’s, Inc. (1)	737	63,552
Cintas Corp.	7,092	649,556
Clorox Co.	762	94,717
Consolidated Edison, Inc. (1)	8,853	550,214
Dr. Pepper Snapple Group, Inc. (1)	10,597	951,081
Edison International	2,260	134,154
Entergy Corp.	1,589	105,875
Exelon Corp.	19,384	529,377
Forrester Research, Inc. (1)	1,875	61,200
General Mills, Inc. (1)	10,245	591,751
Heritage Insurance Holdings Inc (1) (2)	3,964	89,031
ICU Medical, Inc. (1) (2)	1,343	152,350
Johnson & Johnson (1)	2,481	251,176
Kaiser Aluminum Corp. (1)	6,404	548,951
Kohl’s Corp. (1)	1,564	73,711
Laboratory Corporation of America Holdings (2)	5,651	686,823
Magellan Health, Inc. (1) (2)	1,490	78,448
McKesson Corp. (1)	3,643	689,802
Merck & Co., Inc.	11,547	612,106
Meridian Bancorp Inc (1)	34,035	498,953
Navigators Group, Inc. (1) (2)	2,015	173,814
Northfield Bancorp, Inc. (1)	18,500	294,705
PepsiCo, Inc.	6,879	689,001
Pfizer, Inc.	15,429	505,608
Portland General Electric Co. (1)	10,564	390,023
Verizon Communications, Inc.	14,651	665,888

Wal-Mart Stores, Inc.	7,452	438,476

		11,469,227

Total Common Stocks (identified cost $33,223,819)		34,726,951

Preferred Stocks - 0.1%
Japan - 0.1%
Shinkin Central Bank	25	45,694

Total Preferred Stocks (identified cost $46,411)		45,694

Short-Term Investments - 22.9%

Collateral Investment for Securities on Loan - 20.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.228% (3)		7,450,329
Mutual Funds - 2.1%
State Street Institutional Liquid Reserves Fund, 0.150%	742,839	742,839

Total Short-Term Investments (identified cost $8,193,168)		8,193,168

Total Investments - 120.3% (identified cost $41,463,398)		42,965,813
Other Assets and Liabilities - (20.3)%		(7,259,116)

Total Net Assets - 100.0%		$35,706,697

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$209,276	0.6%
Agriculture	131,488	0.4
Airlines	314,270	0.9
Apparel	63,552	0.2
Auto Manufacturers	292,183	0.8
Banks	1,551,746	4.3
Beverages	1,721,618	4.8
Commercial Services	1,605,210	4.5
Computers	812,572	2.3
Cosmetics/Personal Care	374,411	1.0
Electric	3,822,767	10.7
Electronics	311,976	0.9
Engineering & Construction	497,969	1.4
Food	2,605,634	7.3
Gas	71,799	0.2
Healthcare-Products	1,225,955	3.4
Healthcare-Services	2,628,194	7.4
Holding Companies-Diversified	61,719	0.2
Household Products/Wares	94,717	0.3
Insurance	1,289,029	3.6
Internet	214,734	0.6
Media	40,190	0.1
Mining	548,951	1.5
Oil & Gas	95,751	0.3
Pharmaceuticals	3,646,462	10.2
Real Estate	597,556	1.7
Real Estate Investment Trusts	851,916	2.4
Retail	2,395,497	6.7
Savings & Loans	793,658	2.2
Software	236,669	0.7
Telecommunications	4,934,657	13.8
Transportation	684,825	1.9

Total Common Stocks	34,726,951	97.3
Preferred Stocks	45,694	0.1
Collateral Investment for Securities on Loan	7,450,329	20.8
Mutual Funds	742,839	2.1

Total Investments	42,965,813	120.3
Other Assets and Liabilities	(7,259,116)	(20.3)

Total Net Assets	$35,706,697	100.0%

Pyrford Global Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 93.1%

Australia - 8.0%
Brambles, Ltd.	2,590	$20,398
Computershare, Ltd. (1)	1,922	16,193
Newcrest Mining, Ltd. (2)	1,034	8,158
QBE Insurance Group, Ltd.	1,135	10,236
Rio Tinto, Ltd.	231	7,670
Telstra Corp., Ltd.	1,155	4,477
Woodside Petroleum, Ltd.	692	15,069
Woolworths, Ltd. (1)	963	16,485

		98,686
Belgium - 1.0%
Colruyt SA	259	12,834
Canada - 3.5%
Imperial Oil, Ltd.	489	15,884
Metro, Inc.	747	21,513
Saputo, Inc.	227	5,557

		42,954
France - 3.7%
Air Liquide SA	128	15,620
Sanofi	175	15,601
TOTAL SA	278	13,805

		45,026
Germany - 1.2%
SAP AG	183	14,422
Hong Kong - 6.1%
ASM Pacific Technology, Ltd. (1)	2,000	15,180
China Mobile, Ltd.	1,500	17,083
CNOOC, Ltd.	12,000	13,279
Power Assets Holdings, Ltd.	1,500	13,359
VTech Holdings, Ltd. (1)	1,400	15,691

		74,592
Israel - 1.0%
Bezeq - The Israeli Telecommunication Corp., Ltd.	2,298	4,951
Teva Pharmaceutical Industries, Ltd.	129	7,900

		12,851
Japan - 3.8%
Japan Tobacco, Inc.	222	7,953
KDDI Corp. (1)	300	7,453
Mitsubishi Electric Corp.	1,000	11,072
Nihon Kohden Corp. (1)	300	6,246
Sumitomo Rubber Industries, Ltd. (1)	500	6,751
Toyota Tsusho Corp. (1)	300	7,038

		46,513
Malaysia - 4.8%
Axiata Group Bhd	18,400	26,452
Lafarge Malaysia Bhd	2,600	5,549
Magnum Bhd	8,900	5,343
Malayan Banking Bhd	10,912	21,292

		58,636
Netherlands - 1.1%
Unilever NV	293	12,855

Norway - 0.9%
Telenor ASA	661	11,523
Singapore - 4.3%
ComfortDelGro Corp., Ltd.	6,000	12,463
Sembcorp Industries, Ltd. (1)	2,843	6,551
Singapore Technologies Engineering, Ltd. (1)	7,000	14,193
United Overseas Bank, Ltd.	1,000	13,746
Venture Corp., Ltd.	1,000	5,969

		52,922
Sweden - 2.2%
Assa Abloy AB, Class B	288	6,125
Atlas Copco AB, A Shares	356	9,543
Svenska Cellulosa AB SCA, B Shares	408	11,770

		27,438
Switzerland - 9.9%
Givaudan SA	3	5,415
Nestle SA	441	32,726
Novartis AG	273	23,337
Panalpina Welttransport Holding AG	66	7,409
Roche Holding AG	106	28,384
Schindler Holding AG	41	6,747
Syngenta AG	16	5,898
Zurich Insurance Group AG (2)	42	11,059

		120,975
Taiwan - 3.8%
Advantech Co., Ltd.	1,099	7,222
Chunghwa Telecom Co., Ltd.	6,000	18,345
MediaTek, Inc.	2,000	15,961
Merida Industry Co., Ltd.	1,000	5,560

		47,088
United Kingdom - 7.7%
BP PLC	1,965	11,402
British American Tobacco PLC	289	16,836
GlaxoSmithKline PLC	877	17,904
Legal & General Group PLC	3,301	13,498
Royal Dutch Shell PLC, A Shares	462	11,520
SSE PLC	558	12,051
Vodafone Group PLC	3,159	10,669

		93,880
United States - 30.1%
Altria Group, Inc. (1)	447	25,747
Automatic Data Processing, Inc. (1)	223	19,236
C.H. Robinson Worldwide, Inc. (1)	340	22,926
Coach, Inc.	829	26,337
Exxon Mobil Corp. (1)	354	28,908
General Dynamics Corp.	193	28,267
Home Depot, Inc. (1)	212	28,382
Linear Technology Corp. (1)	649	29,672
McDonald’s Corp. (1)	251	28,654
Microsoft Corp.	731	39,730
Northrop Grumman Corp. (1)	71	13,232
Philip Morris International, Inc. (1)	489	42,734
T Rowe Price Group, Inc. (1)	468	35,638

		369,463

Total Common Stocks (identified cost $1,198,635)		1,142,658

Preferred Stocks - 0.9%

Germany - 0.9%
Fuchs Petrolub SE	244	11,556

Total Preferred Stocks (identified cost $10,670)		11,556

Short-Term Investments - 29.3%

Collateral Investment for Securities on Loan - 25.5%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.228% (3)		312,654
Mutual Funds - 3.8%
State Street Institutional Liquid Reserves Fund, 0.150%	47,013	47,013

Total Short-Term Investments (identified cost $359,667)		359,667

Total Investments - 123.3% (identified cost $1,568,972)		1,513,881
Other Assets and Liabilities - (23.3)%		(286,331)

Total Net Assets - 100.0%		$1,227,550

Pyrford Global Equity Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$41,498	3.4%
Agriculture	93,270	7.6
Auto Parts & Equipment	6,751	0.5
Banks	35,038	2.9
Building Materials	5,549	0.4
Chemicals	26,933	2.2
Commercial Services	39,634	3.2
Computers	23,415	1.9
Cosmetics/Personal Care	24,625	2.0
Distribution/Wholesale	7,038	0.6
Diversified Financial Services	35,638	2.9
Electric	25,410	2.1
Electronics	5,969	0.5
Engineering & Construction	14,193	1.2
Food	89,115	7.3
Hand/Machine Tools	6,747	0.5
Healthcare-Products	6,246	0.5
Holding Companies-Diversified	5,343	0.4
Insurance	34,793	2.8
Leisure Time	5,560	0.5
Machinery-Construction & Mining	20,615	1.7
Metal Fabricate/Hardware	6,125	0.5
Mining	15,828	1.3
Oil & Gas	109,866	8.9
Pharmaceuticals	93,127	7.6
Retail	83,374	6.8
Semiconductors	60,814	5.0
Shipbuilding	6,550	0.5
Software	54,152	4.4
Telecommunications	116,643	9.5
Transportation	42,799	3.5

Total Common Stocks	1,142,658	93.1
Preferred Stocks	11,556	0.9
Collateral Investment for Securities on Loan	312,654	25.5
Mutual Funds	47,013	3.8

Total Investments	1,513,881	123.3
Other Assets and Liabilities	(286,331)	(23.3)

Total Net Assets	$1,227,550	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Australia - 5.5%
Australia & New Zealand Banking Group, Ltd.	28,465	$558,907
BHP Billiton, Ltd.	33,404	437,014
CSL, Ltd.	3,708	268,458
Fortescue Metals Group, Ltd.	53,849	76,329
Ramsay Health Care, Ltd.	11,209	543,531
Telstra Corp., Ltd.	202,406	784,597
Woodside Petroleum, Ltd.	41,358	900,594

		3,569,430
Belgium - 0.2%
bpost SA	3,868	93,995
Bermuda - 0.2%
Fly Leasing, Ltd.	9,760	134,298
Denmark - 6.1%
A P Moller - Maersk A/S	648	989,292
Danske Bank A/S	6,314	169,451
Novo Nordisk A/S	21,155	1,165,449
Pandora A/S	9,406	1,114,965
Vestas Wind Systems A/S	7,550	492,602

		3,931,759
Faroe Islands - 0.2%
Bakkafrost P/F	5,463	148,667
Finland - 1.7%
Nokian Renkaat OYJ	5,555	218,038
Orion OYJ	4,483	149,721
TietoEnator OYJ	6,216	158,540
UPM-Kymmene OYJ	28,702	547,975

		1,074,274
France - 16.0%
Atos SE	2,049	167,756
AXA SA	57,907	1,566,861
BNP Paribas SA	6,829	404,844
CNP Assurances	18,027	251,032
Credit Agricole SA	111,860	1,349,680
Eiffage SA	9,763	614,264
Metropole Television SA	4,610	85,627
Orange SA	40,220	695,209
Peugeot SA (2)	73,890	1,320,138
Plastic Omnium SA	2,968	86,784
Renault SA	1,751	176,695
Sanofi	20,332	1,812,632
Societe Generale	22,822	1,089,406
Technicolor SA	33,443	250,802
Vinci SA	7,671	498,931

		10,370,661
Germany - 6.3%
Allianz SE	3,682	652,195
Continental AG	2,065	498,972
Fresenius SE & Co. KGaA	19,755	1,450,405
Hannover Rueckversicherung AG	795	93,025
Merck KGaA	8,008	820,195
ProSiebenSat.1 Media SE	7,056	370,514

Stada Arzneimittel AG	5,952	227,269

		4,112,575
Hong Kong - 0.9%
Hang Seng Bank, Ltd.	31,200	565,374
Ireland - 0.3%
Seagate Technology PLC	5,877	211,219
Israel - 0.8%
Bezeq - The Israeli Telecommunication Corp., Ltd.	238,430	513,620
Italy - 1.5%
Intesa Sanpaolo SpA	150,901	517,843
Unipol Gruppo Finanziario SpA	93,547	466,313

		984,156
Japan - 20.7%
Aoyama Trading Co., Ltd.	14,100	523,452
Asahi Glass Co., Ltd.	58,000	341,121
Dai Nippon Printing Co., Ltd.	68,000	664,533
Fujikura, Ltd.	141,000	798,351
Fujitsu, Ltd.	43,000	217,131
Hitachi Maxell, Ltd.	10,200	168,288
Hosiden Corp.	43,100	243,685
Ibiden Co., Ltd.	46,500	729,041
Kawasaki Kisen Kaisha, Ltd.	328,000	674,119
Kirin Holdings Co., Ltd.	74,200	1,043,682
Konica Minolta Holdings, Inc.	109,400	1,149,989
Mitsubishi Chemical Holdings Corp.	99,700	653,355
Mitsubishi UFJ Financial Group, Inc.	21,000	134,768
Morinaga Milk Industry Co., Ltd.	27,000	125,678
Namura Shipbuilding Co., Ltd.	21,300	196,043
NEC Corp.	241,000	806,596
Nippon Steel & Sumitomo Metal Corp.	8,300	166,708
Nippon Telegraph & Telephone Corp.	44,500	1,650,223
Nissan Motor Co., Ltd.	10,500	112,122
Nisshin Oillio Group, Ltd.	46,000	178,245
Nisshinbo Holdings, Inc.	55,400	655,259
Nomura Holdings, Inc.	125,100	742,064
NTT DoCoMo, Inc.	11,400	215,591
Panasonic Corp.	8,000	90,820
SKY Perfect JSAT Holdings, Inc.	42,900	217,114
Sumitomo Riko Co., Ltd.	11,100	95,401
Toho Holdings Co., Ltd.	5,900	146,422
Toppan Printing Co., Ltd.	57,000	500,081
West Japan Railway Co.	2,600	164,216

		13,404,098
Jersey - 2.3%
Beazley PLC	17,667	104,730
Delphi Automotive PLC	12,920	1,135,409
WPP PLC	11,724	271,043

		1,511,182
Marshall Islands - 0.2%
Seaspan Corp.	7,076	108,617
Netherlands - 5.1%
AerCap Holdings NV (2)	11,442	519,925
Boskalis Westminster	12,508	556,629
Fiat Chrysler Automobiles NV (2)	92,645	1,323,392
Koninklijke Ahold NV	42,232	918,730

		3,318,676
New Zealand - 0.4%
Air New Zealand, Ltd.	155,676	278,729
Norway - 0.9%
Salmar ASA	8,945	150,275

Yara International ASA	9,965	461,296

		611,571
Singapore - 1.3%
DBS Group Holdings, Ltd.	71,900	841,055
Sweden - 1.0%
Boliden AB	15,093	277,398
Nordea Bank AB	18,539	205,438
Swedbank AB	7,602	168,395

		651,231
Switzerland - 7.9%
Lonza Group AG (2)	3,631	573,845
Novartis AG	5,759	492,301
Roche Holding AG	8,398	2,248,772
Swiss Life Holding AG	781	196,987
Swiss Re AG	16,992	1,619,347

		5,131,252
United Kingdom - 19.5%
AstraZeneca PLC	2,728	184,991
Berkeley Group Holdings PLC	5,724	276,817
BP PLC	22,259	129,152
British American Tobacco PLC	18,203	1,060,432
easyJet PLC	33,786	841,130
GlaxoSmithKline PLC	41,981	857,049
Go-Ahead Group PLC	2,630	104,096
Halfords Group PLC	15,488	86,961
Imperial Tobacco Group PLC	33,052	1,786,091
Inchcape PLC	11,946	141,506
ITV PLC	56,011	228,611
Legal & General Group PLC	88,584	362,225
Man Group PLC	100,806	247,777
Mondi PLC	54,144	1,259,074
Next PLC	11,479	1,369,250
Reckitt Benckiser Group PLC	15,139	1,420,492
Royal Mail PLC	79,001	578,378
Sky PLC	56,195	936,066
WH Smith PLC	27,128	708,877
WS Atkins PLC	3,730	88,761

		12,667,736

Total Common Stocks (identified cost $63,569,214)		64,234,175

Short-Term Investments - 1.6%

Mutual Funds - 1.6%
State Street Institutional Liquid Reserves Fund, 0.150%	1,042,471	1,042,471

Total Short-Term Investments (identified cost $1,042,471)		1,042,471

Total Investments - 100.6% (identified cost $64,611,685)		65,276,646
Other Assets and Liabilities - (0.6)%		(408,779)

Total Net Assets - 100.0%		$64,867,867

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$271,043	0.4%
Agriculture	2,846,524	4.4
Airlines	1,119,859	1.7
Auto Manufacturers	2,932,347	4.5
Auto Parts & Equipment	1,939,204	3.0
Banks	6,005,162	9.3
Beverages	1,043,682	1.6
Biotechnology	268,458	0.4
Building Materials	341,121	0.5
Chemicals	1,688,496	2.6
Commercial Services	1,253,375	1.9
Computers	754,646	1.2
Distribution/Wholesale	141,506	0.2
Diversified Financial Services	1,644,062	2.5
Electrical Components & Equipment	798,351	1.2
Electronics	1,947,610	3.0
Energy-Alternate Sources	492,602	0.8
Engineering & Construction	1,669,824	2.6
Entertainment	250,802	0.4
Food	1,521,596	2.3
Forest Products & Paper	1,807,048	2.8
Healthcare-Services	1,993,936	3.1
Home Builders	276,817	0.4
Home Furnishings	90,820	0.1
Household Products/Wares	1,420,492	2.2
Insurance	5,312,716	8.2
Iron/Steel	243,037	0.4
Media	1,837,931	2.8
Mining	714,412	1.1
Miscellaneous Manufacturing	1,245,389	1.9
Oil & Gas	1,029,746	1.6
Pharmaceuticals	8,104,802	12.5
Retail	3,803,505	5.9
Shipbuilding	196,043	0.3
Telecommunications	4,514,499	7.0
Transportation	2,712,712	4.2

Total Common Stocks	64,234,175	99.0
Mutual Funds	1,042,471	1.6

Total Investments	65,276,646	100.6
Other Assets and Liabilities	(408,779)	(0.6)

Total Net Assets	$64,867,867	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 92.7%

Australia - 9.6%
Brambles, Ltd.	1,751,477	$13,794,020
Computershare, Ltd.	1,278,551	10,772,153
Newcrest Mining, Ltd. (2)	590,478	4,658,939
QBE Insurance Group, Ltd.	774,050	6,980,620
Rio Tinto, Ltd.	162,315	5,389,202
Telstra Corp., Ltd.	831,089	3,221,594
Woodside Petroleum, Ltd.	510,851	11,124,066
Woolworths, Ltd. (1)	635,660	10,881,322

		66,821,916
Belgium - 2.5%
Colruyt SA	194,722	9,648,900
Proximus SADP	241,035	7,962,115

		17,611,015
Finland - 0.9%
Kone OYJ, Class B (1)	151,800	6,477,920
France - 7.1%
Air Liquide SA	91,522	11,168,566
Legrand SA	112,564	6,621,992
Rubis SCA	102,956	8,185,554
Sanofi	152,803	13,622,642
TOTAL SA	195,101	9,688,294

		49,287,048
Germany - 5.4%
Brenntag AG	179,567	9,810,497
Deutsche Post AG	391,848	11,453,500
GEA Group AG	158,626	6,583,181
SAP AG	122,607	9,662,418

		37,509,596
Hong Kong - 6.4%
ASM Pacific Technology, Ltd. (1)	1,087,000	8,250,514
China Mobile, Ltd.	1,040,000	11,844,018
CNOOC, Ltd.	6,838,000	7,566,959
Power Assets Holdings, Ltd.	901,000	8,024,047
VTech Holdings, Ltd. (1)	797,400	8,937,191

		44,622,729
Israel - 1.5%
Bezeq - The Israeli Telecommunication Corp., Ltd.	1,899,408	4,091,659
Teva Pharmaceutical Industries, Ltd.	96,163	5,889,178

		9,980,837
Japan - 8.6%
Japan Tobacco, Inc. (1)	259,668	9,302,485
KDDI Corp.	454,800	11,297,956
Makita Corp. (1)	41,600	2,362,177
Mitsubishi Electric Corp.	924,000	10,230,805
Nihon Kohden Corp. (1)	403,600	8,403,142
Sumitomo Rubber Industries, Ltd. (1)	668,200	9,021,514
Toyota Tsusho Corp. (1)	402,300	9,438,200

		60,056,279
Malaysia - 3.5%
Axiata Group Bhd	7,103,100	10,211,539
Lafarge Malaysia Bhd	1,254,000	2,676,219

Magnum Bhd	4,236,500	2,543,490
Malayan Banking Bhd	4,687,392	9,146,131

		24,577,379
Netherlands - 4.2%
Koninklijke Vopak NV (1)	225,283	9,775,592
RELX NV	474,016	8,205,959
Unilever NV	253,249	11,110,851

		29,092,402
Norway - 1.7%
Telenor ASA	668,936	11,661,380
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	3,573,000	7,421,850
Sembcorp Industries, Ltd. (1)	1,777,000	4,094,325
Singapore Technologies Engineering, Ltd.	3,848,400	7,802,931
United Overseas Bank, Ltd.	600,000	8,247,846
Venture Corp., Ltd.	774,600	4,623,822

		32,190,774
Sweden - 3.4%
Assa Abloy AB, Class B	226,469	4,816,666
Atlas Copco AB, A Shares	358,842	9,619,260
Svenska Cellulosa AB SCA, B Shares	325,985	9,403,773

		23,839,699
Switzerland - 13.4%
Givaudan SA	2,621	4,730,716
Nestle SA	315,856	23,439,380
Novartis AG	221,833	18,963,126
Panalpina Welttransport Holding AG (1)	50,249	5,641,016
Roche Holding AG	81,510	21,826,316
Schindler Holding AG	28,651	4,714,598
Syngenta AG	12,675	4,672,817
Zurich Insurance Group AG (2)	34,730	9,144,537

		93,132,506
Taiwan - 3.8%
Advantech Co., Ltd.	792,218	5,205,893
Chunghwa Telecom Co., Ltd.	3,069,000	9,383,193
MediaTek, Inc.	1,157,000	9,233,457
Merida Industry Co., Ltd.	451,000	2,507,705

		26,330,248
United Kingdom - 16.1%
BP PLC	1,397,125	8,106,463
British American Tobacco PLC	212,552	12,382,410
GlaxoSmithKline PLC	561,061	11,454,156
Legal & General Group PLC	2,802,184	11,458,295
National Grid PLC	868,068	12,103,875
Royal Dutch Shell PLC, A Shares	379,703	9,467,732
Royal Dutch Shell PLC, B Shares	366,073	9,108,172
Sky PLC	554,943	9,243,938
SSE PLC	419,006	9,049,465
United Utilities Group PLC	644,058	9,375,196
Vodafone Group PLC	3,111,677	10,509,461

		112,259,163

Total Common Stocks (identified cost $672,303,771)		645,450,891

Preferred Stocks - 1.6%

Germany - 1.6%
Fuchs Petrolub SE	242,289	11,474,769

Total Preferred Stocks (identified cost $9,220,715)		11,474,769

Short-Term Investments - 10.7%

Collateral Investment for Securities on Loan - 7.5%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.228% (3)		52,259,120
Mutual Funds - 3.2%
State Street Institutional Liquid Reserves Fund, 0.150%	22,328,959	22,328,959

Total Short-Term Investments (identified cost $74,588,079)		74,588,079

Total Investments - 105.0% (identified cost $756,112,565)		731,513,739
Other Assets and Liabilities - (5.0)%		(35,142,891)

Total Net Assets - 100.0%		$696,370,848

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$21,684,894	3.1%
Auto Parts & Equipment	9,021,514	1.3
Banks	17,393,977	2.5
Building Materials	2,676,219	0.4
Chemicals	30,382,596	4.4
Commercial Services	21,999,980	3.2
Computers	15,978,046	2.3
Cosmetics/Personal Care	20,514,624	2.9
Distribution/Wholesale	9,438,200	1.4
Electric	17,073,512	2.5
Electrical Components & Equipment	6,621,992	0.9
Electronics	4,623,822	0.7
Engineering & Construction	7,802,931	1.1
Food	43,969,602	6.3
Gas	20,289,429	2.9
Hand/Machine Tools	7,076,775	1.0
Healthcare-Products	8,403,142	1.2
Holding Companies-Diversified	2,543,490	0.4
Insurance	27,583,452	4.0
Leisure Time	2,507,705	0.4
Machinery-Construction & Mining	19,850,064	2.8
Machinery-Diversified	13,061,101	1.9
Media	9,243,938	1.3
Metal Fabricate/Hardware	4,816,666	0.7
Mining	10,048,141	1.4
Oil & Gas	55,061,686	7.9
Pharmaceuticals	71,755,418	10.3
Pipelines	9,775,592	1.4
Semiconductors	17,483,971	2.5
Shipbuilding	4,094,325	0.6
Software	9,662,418	1.4
Telecommunications	89,120,107	12.8
Transportation	24,516,366	3.5
Water	9,375,196	1.3

Total Common Stocks	645,450,891	92.7
Preferred Stocks	11,474,769	1.6
Collateral Investment for Securities on Loan	52,259,120	7.5
Mutual Funds	22,328,959	3.2

Total Investments	731,513,739	105.0
Other Assets and Liabilities	(35,142,891)	(5.0)

Total Net Assets	$696,370,848	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 94.9%

Bermuda - 4.7%
Credicorp, Ltd. (1)	17,100	$1,805,931
Dairy Farm International Holdings, Ltd. (2)	243,100	1,465,893
Giordano International, Ltd.	1,392,000	685,816
Jardine Matheson Holdings, Ltd. (1)	58,162	2,902,284

		6,859,924
Brazil - 0.7%
CCR SA	313,900	1,039,302
Cayman Islands - 3.7%
Sands China, Ltd.	894,800	3,017,885
Want Want China Holdings, Ltd. (1)	3,029,000	2,379,149

		5,397,034
Chile - 1.3%
Aguas Andinas SA, Class A	3,707,530	1,872,938
Egypt - 3.7%
Commercial International Bank Egypt SAE GDR	878,991	4,113,678
Edita Food Industries SAE, GDR (2)	70,676	1,279,235

		5,392,913
Hong Kong - 1.5%
SJM Holdings, Ltd. (1)	2,967,000	2,181,210
India - 30.0%
Bata India, Ltd.	224,580	1,694,416
Container Corp. Of India, Ltd.	155,432	3,271,639
Emami, Ltd.	480,686	6,656,263
ICICI Bank, Ltd.	180,284	739,880
ITC, Ltd.	2,009,403	10,435,149
Mahindra & Mahindra Financial Services, Ltd.	1,265,629	4,450,730
Nestle India, Ltd.	37,400	3,288,063
Pidilite Industries, Ltd.	347,355	2,907,870
Titan Co., Ltd.	502,097	2,873,753
Yes Bank, Ltd.	665,460	7,657,457

		43,975,220
Indonesia - 14.8%
Bank Mandiri Persero Tbk PT	8,709,104	5,350,733
Bank Rakyat Indonesia Persero Tbk PT	5,637,500	4,390,608
Hanjaya Mandala Sampoerna Tbk PT	719,792	5,301,540
Kalbe Farma Tbk PT	35,742,500	3,448,951
Unilever Indonesia Tbk PT	1,190,900	3,163,395

		21,655,227
Kenya - 0.9%
East African Breweries Ltd.	502,800	1,372,614
Malaysia - 0.5%
Public Bank Bhd	157,800	680,198
Mexico - 7.9%
Bolsa Mexicana de Valores SAB de C.V.	1,702,511	2,454,421
Grupo Financiero Banorte SAB de C.V., Class O (1)	628,600	3,370,835
Grupo Herdez SAB de C.V. (1)	973,222	2,634,082
Wal-Mart de Mexico SAB de C.V. (1)	1,174,359	3,121,093

		11,580,431

Nigeria - 1.3%
Guaranty Trust Bank PLC	18,475,191	1,860,978
Philippines - 9.4%
Metropolitan Bank & Trust Co.	2,755,994	4,706,354
Universal Robina Corp.	2,109,120	9,037,807

		13,744,161
Singapore - 3.4%
Jardine Cycle & Carriage, Ltd. (1)	222,444	5,038,521
South Africa - 3.4%
Cashbuild, Ltd.	32,679	732,452
Clicks Group, Ltd.	271,889	1,824,568
Discovery, Ltd.	69,750	695,956
Life Healthcare Group Holdings, Ltd. (1)	714,157	1,763,655

		5,016,631
South Korea - 1.1%
KT&G Corp.	17,430	1,610,474
Taiwan - 0.7%
President Chain Store Corp.	172,000	1,101,281
Thailand - 2.2%
Advanced Info Service PCL	273,400	1,521,855
Bangkok Bank PCL	168,126	802,164
Kasikornbank PCL	186,269	880,932

		3,204,951
Turkey - 2.9%
BIM Birlesik Magazalar AS	226,970	4,246,071
Vietnam - 0.8%
Vietnam Dairy Products JSC	213,120	1,174,267

Total Common Stocks (identified cost $142,938,432)		139,004,346

Preferred Stocks - 1.3%

Chile - 1.3%
Coca-Cola Embonor SA	1,225,515	1,824,520

Total Preferred Stocks (identified cost $3,065,292)		1,824,520

Participation Notes - 2.7%

United States - 2.7%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/15/2016 (5)	721,807	3,980,320

Total Participation Notes (identified cost $3,447,951)		3,980,320

Short-Term Investments - 7.4%

Collateral Investment for Securities on Loan - 6.2%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.228% (3)		9,130,472
Mutual Funds - 1.2%
State Street Institutional Liquid Reserves Fund, 0.150%	1,761,178	1,761,178

Total Short-Term Investments (identified cost $10,891,650)		10,891,650

Total Investments - 106.3% (identified cost $160,343,325)	155,700,836
Other Assets and Liabilities - (6.3)%	(9,283,111)

Total Net Assets - 100.0%	$146,417,725

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$17,347,163	11.8%
Apparel	1,694,416	1.2
Auto Manufacturers	4,450,730	3.0
Banks	36,359,746	24.8
Beverages	1,372,614	0.9
Commercial Services	1,039,302	0.7
Distribution/Wholesale	5,038,521	3.4
Diversified Financial Services	2,454,422	1.7
Food	25,504,568	17.4
Healthcare-Services	1,763,656	1.2
Holding Companies-Diversified	2,902,284	2.0
Household Products/Wares	3,163,395	2.2
Insurance	695,956	0.5
Lodging	5,199,095	3.6
Miscellaneous Manufacturing	2,907,870	2.0
Pharmaceuticals	10,105,214	6.9
Retail	10,338,962	7.1
Telecommunications	1,521,855	1.0
Transportation	3,271,639	2.2
Water	1,872,938	1.3

Total Common Stocks	139,004,346	94.9
Preferred Stocks	1,824,520	1.3
Participation Notes	3,980,320	2.7
Collateral Investment for Securities on Loan	9,130,472	6.2
Mutual Funds	1,761,178	1.2

Total Investments	155,700,836	106.3
Other Assets and Liabilities	(9,283,111)	(6.3)

Total Net Assets	$146,417,725	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 67.4%

Azerbaijan - 2.5%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$186,700
Brazil - 1.0%
Samarco Mineracao SA, 4.125%, 11/1/2022 (1) (6) (7)	200,000	72,000
British Virgin Islands - 2.8%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6) (7)	200,000	210,954
Canada - 2.8%
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (1) (6) (7)	300,000	90,000
Teck Resources, Ltd.:
2.500%, 2/1/2018 (1)	50,000	39,250
4.500%, 1/15/2021	150,000	84,750

		214,000
Cayman Islands - 4.2%
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (1) (6) (7)	200,000	120,000
Rakfunding Cayman, Ltd., 3.250%, 6/24/2019	200,000	196,415

		316,415
Chile - 2.8%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (6) (7)	200,000	208,940
Colombia - 4.9%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	184,250
Ecopetrol SA, 5.375%, 6/26/2026	200,000	182,250

		366,500
Costa Rica - 2.7%
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	200,000	201,250
Hungary - 2.7%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6) (7)	200,000	203,358
Indonesia - 5.0%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (6) (7)	200,000	181,000
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6) (7)	200,000	195,688

		376,688
Ireland - 2.0%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021	150,000	153,562
Kazakstan - 2.6%
Eurasian Development Bank, 4.767%, 9/20/2022 (6) (7)	200,000	196,022
Luxembourg - 2.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6) (7)	200,000	195,292
Mexico - 14.0%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6) (7)	200,000	195,000
America Movil SAB de C.V., 6.450%, 12/5/2022 (1) (8)	2,000,000	115,923
Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/2025 (6) (7)	200,000	198,740
Cemex SAB de C.V., 7.250%, 1/15/2021 (1) (6) (7)	200,000	202,000
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (6) (7)	200,000	49,000
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6) (7)	200,000	205,000
Petroleos Mexicanos, 5.625%, 1/23/2046 (6) (7)	100,000	84,375

		1,050,038
Morocco - 2.7%
OCP SA, 6.875%, 4/25/2044 (6) (7)	200,000	200,867

Netherlands - 4.9%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	200,000	179,000
Marfrig Holding Europe BV, 6.875%, 6/24/2019 (6) (7)	200,000	188,250

		367,250
Peru - 2.7%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (1) (6) (7)	200,000	200,626
Turkey - 2.6%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (6) (7)	200,000	199,456
United States - 1.9%
Southern Copper Corp., 7.500%, 7/27/2035	150,000	145,783

Total Corporate Bonds & Notes (identified cost $5,668,920)		5,065,701

International Bonds - 26.7%

Armenia - 2.1%
Republic of Armenia, 6.000%, 9/30/2020 (1) (6) (7)	162,000	159,861
Bahrain - 2.1%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6) (7)	200,000	160,750
Costa Rica - 2.3%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6) (7)	200,000	174,750
Cote d’Ivoire - 2.4%
Ivory Coast Government International Bond, 5.375%, 7/23/2024 (6) (7)	200,000	181,500
Croatia - 2.8%
Croatia Government International Bond, 5.500%, 4/4/2023 (6) (7)	200,000	206,695
Ethiopia - 2.5%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6) (7)	200,000	187,000
Kazakstan - 2.7%
Kazakhstan Government International Bond, 5.125%, 7/21/2025 (1) (6) (7)	200,000	203,010
Paraguay - 2.6%
Republic of Paraguay, 6.100%, 8/11/2044 (6) (7)	200,000	196,500
Peru - 2.0%
Peruvian Government International Bond, 4.125%, 8/25/2027 (1)	150,000	150,375
South Africa - 2.7%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6) (7)	200,000	198,861
Sri Lanka - 2.5%
Sri Lanka Government International Bond, 6.125%, 6/3/2025 (6) (7)	200,000	186,696

Total International Bonds (identified cost $2,078,955)		2,005,998

Short-Term Investments - 20.9%

Collateral Investment for Securities on Loan - 16.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.228% (3)		1,261,825
Mutual Funds - 4.1%
State Street Institutional Liquid Reserves Fund, 0.150%	305,483	305,483

Total Short-Term Investments (identified cost $1,567,308)		1,567,308

Total Investments - 115.0% (identified cost $9,315,183)		8,639,007
Other Assets and Liabilities - (15.0)%		(1,129,240)

Total Net Assets - 100.0%		$7,509,767

TCH Emerging Markets Bond Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$982,561	13.1%
Building Materials	202,000	2.7
Chemicals	405,867	5.4
Diversified Financial Services	565,142	7.5
Engineering & Construction	169,000	2.2
Food	188,250	2.5
Gas	195,688	2.6
Holding Companies-Diversified	195,000	2.6
Iron/Steel	72,000	1.0
Mining	269,783	3.6
Multi-National	196,022	2.6
Oil & Gas	551,917	7.3
Sovereign	203,358	2.7
Telecommunications	300,173	4.0
Transportation	568,940	7.6

Total Corporate Bonds & Notes	5,065,701	67.4
International Bonds	2,005,998	26.7
Collateral Investment for Securities on Loan	1,261,825	16.8
Mutual Funds	305,483	4.1

Total Investments	8,639,007	115.0
Other Assets and Liabilities	(1,129,240)	(15.0)

Total Net Assets	$7,509,767	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Bank Loans - 8.6%

France - 0.0%
Linxens France SA, 5.000%, 10/14/2022 (9)	$13,000	$12,846
Linxens France SA, 9.500%, 10/16/2023 (9)	18,000	17,786

		30,632
Germany - 0.0%
KP Germany Erste GmbH, 5.000%, 4/28/2020 (9)	5,376	5,377
Luxembourg - 0.0%
Travelport Finance Luxembourg Sarl, 5.750%, 9/2/2021 (9)	25,805	25,409
Netherlands - 0.1%
Amaya Holdings BV, 5.000%, 8/1/2021 (9)	79,599	76,614
Puerto Rico - 0.1%
Liberty Cablevision of Puerto Rico LLC, 4.500%, 1/7/2022 (9)	100,000	97,300
United Kingdom - 0.3%
Advanced Computer Software GR, 6.500%, 3/20/2022 (9)	198,500	197,011
Eden Bidco, Ltd., 6.000%, 4/28/2022 (9)	32,918	32,856
Hyperion Insurance Group, Ltd., 5.500%, 4/29/2022 (9)	8,898	8,898

		238,765
United States - 8.1%
21st Century Oncology Holdings, Inc., 6.500%, 4/30/2022 (9)	70,823	60,465
AF Borrower LLC, 6.250%, 1/28/2022 (9)	26,865	26,706
AF Borrower LLC, 10.000%, 1/28/2023 (9)	14,000	13,720
AmeriLife Group LLC, 5.750%, 6/18/2022 (9)	12,968	12,886
AmeriLife Group LLC, 9.750%, 11/18/2022 (9)	19,000	18,715
Ancestry.com, Inc., 5.000%, 8/17/2022 (9)	20,000	19,900
Answers Corp., 6.250%, 10/3/2021 (9)	37,905	27,923
Ascend Learning LLC, 5.500%, 7/31/2019 (9)	96,265	96,385
Astoria Energy LLC, 5.000%, 12/24/2021 (9)	47,983	47,783
Asurion LLC, 8.500%, 3/3/2021 (9)	70,000	62,195
Asurion LLC, 5.000%, 8/4/2022 (9)	30,923	28,696
Auction.com LLC, 5.000%, 5/8/2022 (9)	15,630	15,513
Avago Technologies Cayman, Ltd., 4.500%, 11/6/2022 (9) (10)	750,000	743,205
BATS Global Markets Holdings, Inc., 5.750%, 1/31/2020 (9)	8,108	8,149
Builders FirstSource, Inc., 6.000%, 7/31/2022 (9)	41,000	40,575
Charter NEX US Holdings, Inc., 9.250%, 2/6/2023 (9)	177,000	176,115
Communications Sales & Leasing, Inc., 5.000%, 10/24/2022 (9)	11,970	11,106
Computer Sciences Gov Services, 4.000%, 10/27/2022 (9) (10)	54,000	54,067
Confie Seguros Holding II Co., 5.500%, 11/9/2018 (9)	10,972	11,027
COTY, Inc., 4.000%, 10/27/2022 (9)	13,000	12,976
CT Technologies Intermediate Holdings, Inc., 5.250%, 12/1/2021 (9)	13,965	13,785
Curo Health Services LLC, 6.500%, 2/7/2022 (9)	195,020	194,899
Diamond Resorts Corp., 5.500%, 5/9/2021 (9) (10)	150,000	148,125
Duff & Phelps Investment Management Co., 9.500%, 8/13/2021 (9)	69,000	68,137
EagleView Technology Corp., 5.250%, 7/22/2022 (9)	37,000	36,503
Emerging Markets Communications LLC, 6.750%, 7/1/2021 (9)	30,923	29,222
Fieldwood Energy LLC, 8.125%, 9/30/2020 (9)	85,000	26,067
First Data Corp., 4.750%, 7/8/2022 (9) (10)	500,000	494,792
First Eagle Investment Management LLC, 4.750%, 10/21/2022 (9) (10)	250,000	245,625
Fullbeauty Brands Holdings Corp., 5.750%, 10/14/2022 (9)	17,000	16,118
Galleria Co., 4.000%, 10/22/2022 (9) (10)	26,000	26,045
GK Holdings, Inc., 5.500%, 1/20/2021 (9)	248,125	246,884
Gruden Acquisition, Inc., 5.750%, 8/18/2022 (9)	18,000	17,438
Higginbotham & Associates LLC, 6.250%, 11/25/2021 (9) (10)	250,000	247,500
Higginbotham & Associates LLC, 10.000%, 11/25/2021 (9)	500,000	490,000
Horizon Global Corp., 7.000%, 6/30/2021 (9)	38,513	38,224

IG Investment Holdings LLC, 6.000%, 10/29/2021 (9)	496,173	495,166
Infiltrator Systems Integrated LLC, 9.750%, 5/19/2023 (9)	20,000	19,800
Invenergy Thermal Operating I, 6.500%, 10/7/2022 (9)	18,000	17,640
Jackson Hewitt, Inc., 8.000%, 7/24/2020 (9)	71,000	68,870
JC Penney Corp., Inc., 6.000%, 5/22/2018 (9)	22,883	22,734
Jeld-Wen, Inc., 4.750%, 6/18/2022 (9)	15,000	14,944
KIK Custom Products, Inc., 6.000%, 8/26/2022 (9)	9,000	8,888
Klockner-Pentaplast of America, Inc., 5.000%, 4/28/2020 (9)	12,579	12,581
LPL Holdings, Inc., 5.000%, 11/20/2022 (9)	500,000	498,750
Match Group, Inc., 5.500%, 11/6/2022 (9)	147,000	146,449
Merrill Communications LLC, 6.250%, 6/1/2022 (9)	11,928	11,153
National Surgical Hospitals, Inc., 4.500%, 6/1/2022 (9)	12,968	12,676
NEP/NCP Holdco, Inc., 9.750%, 7/22/2020 (9)	19,000	18,003
Neptune Finco Corp., 5.000%, 10/9/2022 (9)	21,000	20,985
NN, Inc., 5.750%, 10/19/2022 (9)	131,000	130,345
Numbericable U.S. LLC, 5.000%, 1/31/2023 (9)	26,000	25,496
NXP B.V., 4.000%, 10/30/2020 (9) (10)	500,000	497,937
Oasis Outsourcing Holdings, Inc., 5.750%, 12/18/2021 (9) (10)	595,750	593,516
Physio Control lnternational, Inc., 5.500%, 6/6/2022 (9)	6,000	5,914
Plaskolite, Inc., 5.750%, 10/13/2022 (9)	54,000	53,865
PLZ Aeroscience Corp., 5.250%, 7/31/2022 (9)	91,000	90,772
Prolampac Intermediate, Inc., 5.000%, 8/18/2022 (9)	16,000	15,940
Quincy Newspapers, Inc., 5.500%, 10/13/2022 (9) (10)	34,000	33,787
Raley’s, 7.250%, 5/18/2022 (9)	39,500	39,302
RCS Capital Corp., 7.500%, 4/29/2019 (9)	467,949	407,115
Rhode Island State Energy Center LP., 5.750%, 11/12/2022 (9) (10)	250,000	249,375
Riverbed Technology, Inc., 6.000%, 4/24/2022 (9)	38,805	38,786
Ryan LLC, 6.750%, 7/14/2020 (9)	19,750	19,355
Shearer’s Foods, Inc., 4.500%, 6/30/2021 (9) (10)	250,000	248,125
SITEL Worldwide Corp., 6.500%, 9/18/2021 (9)	68,000	67,192
STG-Fairway Acquisition, Inc., 6.250%, 6/30/2022 (9)	48,067	47,556
Team Health, Inc., 5.000%, 11/6/2022 (9) (10)	250,000	248,750
TouchTunes Interactive Networks, Inc., 5.750%, 5/29/2021 (9)	40,898	40,872
TTM Technologies, Inc., 6.000%, 5/31/2021 (9)	7,980	7,362
U.S. Farathane LLC, 6.750%, 12/23/2021 (9)	32,615	32,697
U.S. Renal Care, Inc., 5.250%, 11/6/2022 (9) (10)	250,000	248,750
USAGM HoldCo LLC, 4.750%, 7/28/2022 (9)	33,000	31,763
Weight Watchers International, Inc., 4.000%, 4/2/2016 (9)	8,000	7,858
XPO Logistics, Inc., 5.500%, 11/1/2021 (9)	34,000	33,936

		8,412,476

Total Bank Loans (identified cost $8,938,288)		8,886,573

Common Stocks - 51.1%

Bermuda - 0.1%
Syncora Holdings, Ltd. (2)	5,234	1,955
Travelport Worldwide, Ltd. (11)	5,792	77,091

		79,046
Canada - 1.0%
Canadian Natural Resources, Ltd.	10,520	254,584
Magna International, Inc.	683	31,036
Valeant Pharmaceuticals International, Inc. (2) (11)	8,200	737,672

		1,023,292
Cayman Islands - 0.6%
Pace Holdings Corp. (2)	64,030	647,984
France - 0.0%
Marie Brizard Wine & Spirits (2)	337	7,125
Ireland - 1.4%
Allergan PLC (2) (11)	3,055	958,934
Medtronic PLC (11)	5,995	451,663

		1,410,597

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	2,653	166,953
Jersey - 0.5%
Kennedy Wilson Europe Real Estate PLC	27,700	507,302
Luxembourg - 0.0%
Intelsat SA (2) (11)	759	3,529
Netherlands - 1.4%
Altice NV, Class A (2)	1,184	18,189
LyondellBasell Industries NV, Class A (11)	15,433	1,478,790

		1,496,979
United Kingdom - 0.5%
Rio Tinto PLC	15,568	514,990
United States - 45.5%
Air Products & Chemicals, Inc. (11)	4,675	639,961
Alere, Inc. (2)	5,900	243,493
Allscripts Healthcare Solutions, Inc. (2)	22,450	341,914
Alphabet, Inc., Class A (2) (11)	933	711,739
Alphabet, Inc., Class C (2) (11)	1,214	901,516
Altera Corp. (11)	5,166	272,765
Amazon.com, Inc. (2)	506	336,389
Anadarko Petroleum Corp.	6,858	410,794
Apache Corp.	1,341	65,950
AutoZone, Inc. (2)	485	380,128
Avis Budget Group, Inc. (2) (11)	6,000	224,340
Axiall Corp.	13,200	275,088
Baker Hughes, Inc.	2,517	136,094
Bank of America Corp. (11)	20,930	364,810
Black Hills Corp. (11)	24,600	1,055,832
Bloomin’ Brands, Inc.	22,800	394,668
Broadcom Corp., Class A (11)	22,936	1,252,994
C.R. Bard, Inc.	2,495	466,116
CBS Corp., Class B	8,157	411,765
Chubb Corp. (11)	5,324	694,942
Cigna Corp.	1,422	191,942
Coach, Inc. (11)	16,125	512,291
Coca-Cola Co. (11)	8,680	369,942
Cognizant Technology Solutions Corp., Class A (2)	5,236	338,141
Computer Sciences Corp.	11,860	371,574
ConocoPhillips	6,441	348,136
CSRA, Inc. (2)	21,060	663,601
CST Brands, Inc.	15,360	572,006
Danaher Corp.	3,471	334,570
Delta Air Lines, Inc. (11)	21,395	994,012
DISH Network Corp., Class A (2) (11)	2,758	172,954
Eastman Chemical Co. (11)	11,330	823,124
eBay, Inc. (2)	9,040	267,494
EMC Corp.	7,551	191,342
EnPro Industries, Inc. (11)	2,184	109,506
EOG Resources, Inc.	2,983	248,872
Equinix, Inc.	1,589	471,139
EW Scripps Co., Class A (11)	5,197	114,022
Express Scripts Holding Co. (2)	3,557	304,052
Graphic Packaging Holding Co. (11)	41,940	573,320
Gray Television, Inc. (2) (11)	17,472	292,656
Halliburton Co. (11)	20,098	800,905
Halozyme Therapeutics, Inc. (2) (11)	33,985	604,933
Hertz Global Holdings, Inc. (2) (11)	17,200	272,792
Hewlett Packard Enterprise Co. (2)	45,032	669,176
Hewlett-Packard Co.	11,831	148,361
Honeywell International, Inc.	3,495	363,305
Intrexon Corp. (2)	12,770	463,679
Kansas City Southern	3,600	327,312
Kinder Morgan, Inc.	18,445	434,749
Lexmark International, Inc., Class A	10,370	356,106

Loral Space & Communications, Inc. (2) (11)	5,771	255,309
Lowe’s Cos., Inc.	7,735	592,501
Mack-Cali Realty Corp.	20,700	486,450
Macquarie Infrastructure Co. LLC (11)	5,114	383,703
Masco Corp. (11)	20,335	608,220
McGraw Hill Financial, Inc.	3,465	334,269
McKesson Corp. (11)	3,664	693,778
Mohawk Industries, Inc. (2)	1,425	271,776
Mueller Water Products, Inc., Class A (11)	60,450	563,394
Myriad Genetics, Inc. (2)	7,555	328,643
Nexstar Broadcasting Group, Inc., Class A (11)	1,952	114,368
Noble Energy, Inc.	14,041	514,883
Phillips 66 (11)	8,750	800,887
Pioneer Natural Resources Co. (11)	6,455	934,361
Pitney Bowes, Inc. (11)	18,090	390,744
Precision Castparts Corp. (11)	3,370	780,290
Priceline Group, Inc. (2)	278	347,180
PTC, Inc. (2)	9,180	330,847
PVH Corp.	3,470	316,776
Ralph Lauren Corp.	2,200	273,262
Rite Aid Corp. (2)	22,400	176,512
SanDisk Corp. (11)	7,560	558,457
Science Applications International Corp.	3,690	185,386
Sealed Air Corp. (11)	23,845	1,081,609
SemGroup Corp., Class A	6,465	224,529
Service Corp International	13,560	377,646
Sinclair Broadcast Group, Inc., Class A (11)	1,656	58,126
Sirius XM Holdings, Inc. (2) (11)	91,195	374,811
Starwood Hotels & Resorts Worldwide, Inc.	2,095	150,505
Steven Madden, Ltd. (2)	13,750	438,625
Synchrony Financial (2) (11)	31,657	1,007,637
TerraForm Power, Inc., Class A (11)	870	6,003
Theravance, Inc. (11)	69,880	646,390
Thermo Fisher Scientific, Inc.	2,677	370,497
Time Warner, Inc.	6,000	419,880
Tribune Media Co., Class A (11)	7,327	285,826
Tyson Foods, Inc., Class A	3,500	175,000
Union Pacific Corp.	5,066	425,291
United Continental Holdings, Inc. (2) (11)	15,613	870,112
Valero Energy Corp.	5,661	406,799
Valspar Corp. (11)	9,675	817,441
Verint Systems, Inc. (2)	5,720	267,982
Verizon Communications, Inc. (11)	18,863	857,323
Vista Outdoor, Inc. (2) (11)	12,960	570,888
Visteon Corp. (2) (11)	6,450	773,419
VMware, Inc., Class A (2)	3,175	194,977
Western Digital Corp.	7,286	454,719
WL Ross Holding Corp. (2) (11)	82,580	826,626
WR Grace & Co. (2) (11)	9,840	966,485
Wyndham Worldwide Corp. (11)	9,305	706,436
Xylem, Inc.	7,230	269,824
Zimmer Biomet Holdings, Inc.	1,048	105,858
Zoetis, Inc.	10,095	471,437

		47,132,009

Total Common Stocks (identified cost $52,446,213)		52,989,805

Convertible Bonds - 0.1%

United States - 0.1%
Cobalt International Energy, Inc., 3.125%, 5/15/2024	$75,000	49,688
SunEdison, Inc., 2.625%, 6/1/2023 (6) (7)	66,000	19,140

Total Convertible Bonds (identified cost $89,826)		68,828

Corporate Bonds & Notes - 0.8%

Bermuda - 0.0%
Syncora Holdings, Ltd., 6.880%, 9/29/2049 (9)	17,000	4,250
Canada - 0.1%
Niska Gas Storage Canada ULC, 6.500%, 4/1/2019	78,000	68,250
Luxembourg - 0.0%
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	49,000	36,750
United Kingdom - 0.2%
TIG Finco PLC, 8.500%, 3/2/2020 (6) (7) (9)	107,000	165,987
United States - 0.5%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/2023 (6) (7)	17,000	14,238
DISH DBS Corp., 5.000%, 3/15/2023	16,000	13,880
WideOpenWest Finance LLC, 10.250%, 7/15/2019	20,000	19,225
Constellis Holdings LLC, 9.750%, 5/15/2020 (6) (7)	14,000	11,673
PriSo Acquisition Corp., 9.000%, 5/15/2023 (6) (7)	14,000	13,510
Sun Products Corp., 7.750%, 3/15/2021 (6) (7)	60,000	53,962
SiTV LLC, 10.375%, 7/1/2019 (6) (7)	132,000	104,280
Wayne Merger Sub LLC, 8.250%, 8/1/2023 (6) (7)	41,800	41,165
OPE KAG Finance Sub, Inc., 7.875%, 7/31/2023 (6) (7)	34,000	34,977
Caesars Entertainment Resort Properties LLC, 8.000%, 10/1/2020	56,800	55,380
Constellation Brands, Inc., 4.750%, 12/1/2025 (10)	3,000	3,045
Equinix, Inc., 5.875%, 1/15/2026 (10)	7,000	7,123
First Data Corp., 5.000%, 1/15/2024 (6) (7)	29,000	29,072
Goodman Networks, Inc., 12.125%, 7/1/2018	256,000	75,520
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020	64,200	41,409
Sabre GLBL, Inc., 5.250%, 11/15/2023 (6) (7)	44,000	43,560

		562,019

Total Corporate Bonds & Notes (identified cost $891,632)		837,256

Exchange Traded Funds - 0.2%

United States - 0.2%
BlackRock Floating Rate Income Strategies Fund, Inc.	3,451	44,311
Blackstone / GSO Strategic Credit Fund	2,625	36,487
Invesco Senior Income Trust	10,908	45,923
Voya Prime Rate Trust	8,759	44,583

Total Exchange Traded Funds (identified cost $170,704)		171,304

Limited Partnership Units - 0.3%

United States - 0.3%
CrossAmerica Partners LP	14,205	347,738

Total Limited Partnership Units (identified cost $361,405)		347,738

Purchased Call Options - 0.3%

United States - 0.3%
S&P 500 Index, Exercise Price: $2,025.00, 12/19/2015 (2)	38	271,700
SemGroup Corp., Class A, Exercise Price: $40.00, 12/18/2015 (2)	97	1,843
Lexmark International, Inc., Class A, Exercise Price: $33.00, 1/15/2016 (2)	11	3,410
Lexmark International, Inc., Class A, Exercise Price: $31.00, 1/15/2016 (2)	11	4,675
Lexmark International, Inc., Class A, Exercise Price: $32.00, 12/18/2015 (2)	11	3,300
Market Vectors Semiconductor ETF, Exercise Price: $55.00, 2/19/2016 (2)	21	4,200
SanDisk Corp., Exercise Price: $92.50, 1/15/2016 (2)	4	60
Cigna Corp., Exercise Price: $140.00, 1/15/2016 (2)	10	2,600
Aetna, Inc., Exercise Price: $130.00, 1/15/2016 (2)	7	98

Cigna Corp., Exercise Price: $155.00, 1/15/2016 (2)	19	570

Total Purchased Call Options (identified cost $206,589)		292,456

Purchased Put Options - 0.3%

United States - 0.3%
S&P 500 Index, Exercise Price: $2,100.00, 12/19/2015 (2)	77	273,350
Avago Technologies, Ltd., Exercise Price: $125.00, 1/15/2016 (2)	4	2,640
Apple, Inc., Exercise Price: $115.00, 2/19/2016 (2)	26	11,362
iShares Russell 2000 ETF, Exercise Price: $108.00, 12/31/2015 (2)	46	1,288

Total Purchased Put Options (identified cost $377,153)		288,640

U.S. Government & U.S. Government Agency Obligations - 0.0%
United States Treasury Note/Bond, 3.000%, 5/15/2045	$27,000	26,981

Total U.S. Government & U.S. Government Agency Obligations (identified cost $27,774)		26,981

Short-Term Investments - 42.4%

Mutual Funds - 32.7%
State Street Institutional Liquid Reserves Fund, 0.150%	33,865,888	33,865,888
U.S. Treasury Bills - 9.7%
United States Treasury Bill, 0.003%, 12/24/2015 (11) (12)	$10,000,000	9,999,380

Total Short-Term Investments (identified cost $43,865,696)		43,865,268

Total Investments - 104.1% (identified cost $107,375,280)		107,774,849
Other Assets and Liabilities - 27.0%		27,946,669
Short Securities and Written Options (see summary below) - (31.1)%		(32,124,039)

Total Net Assets - 100.0%		$103,597,479

Short Securities - (31.1)%

Common Stocks - (25.9)%

British Virgin Islands - (0.3)%
Michael Kors Holdings, Ltd. (2)	(7,190)	(309,314)
Canada - (0.5)%
Canadian Western Bank	(6,280)	(120,667)
Home Capital Group, Inc.	(9,740)	(240,391)
National Bank of Canada	(4,120)	(135,035)

		(496,093)
Germany - (0.3)%
Deutsche Lufthansa AG (2)	(21,460)	(307,567)
India - (0.9)%
Infosys, Ltd. ADR	(42,845)	(714,655)
Tata Motors, Ltd. ADR (2)	(6,050)	(190,998)

		(905,653)
Ireland - (0.2)%
Accenture PLC, Class A	(2,276)	(244,033)
Allergan PLC (2)	(73)	(22,914)

		(266,947)

Japan - (0.1)%
Toyota Motor Corp. ADR	(771)	(95,928)
Netherlands - (1.1)%
Schlumberger, Ltd.	(12,026)	(927,806)
Sensata Technologies Holding NV (2)	(4,050)	(185,530)

		(1,113,336)
Singapore - (0.5)%
Avago Technologies, Ltd.	(3,849)	(502,102)
Switzerland - (0.3)%
ACE, Ltd.	(3,207)	(368,324)
United Kingdom - (0.7)%
Aon PLC	(1,428)	(135,289)
LivaNova PLC (2)	(4,465)	(267,230)
Royal Mail PLC	(38,100)	(278,935)

		(681,454)
United States - (21.0)%
3M Co.	(1,897)	(297,032)
Abbott Laboratories	(2,335)	(104,888)
Activision Blizzard, Inc.	(3,236)	(121,868)
Adobe Systems, Inc. (2)	(5,540)	(506,688)
Aetna, Inc.	(4,263)	(438,023)
Air Products & Chemicals, Inc.	(1,279)	(175,082)
AmerisourceBergen Corp.	(3,937)	(388,346)
Anixter International, Inc. (2)	(2,800)	(190,848)
Anthem, Inc.	(2,117)	(276,014)
Apple, Inc.	(6,693)	(791,782)
Baxter International, Inc.	(3,828)	(144,124)
Best Buy Co., Inc.	(2,878)	(91,463)
Boeing Co.	(1,146)	(166,686)
BofI Holding, Inc. (2)	(13,414)	(268,682)
Brown-Forman Corp., Class B	(1,750)	(179,445)
Capital One Financial Corp.	(2,300)	(180,573)
Cardinal Health, Inc.	(1,856)	(161,194)
Caterpillar, Inc.	(5,063)	(367,827)
CBL & Associates Properties, Inc.	(10,100)	(132,007)
Chevron Corp.	(6,513)	(594,767)
Coach, Inc.	(1,116)	(35,455)
Cobalt International Energy, Inc. (2)	(1,898)	(13,988)
Corning, Inc.	(32,434)	(607,489)
Cummins, Inc.	(3,567)	(358,020)
Danaher Corp.	(1,751)	(168,779)
DaVita HealthCare Partners, Inc. (2)	(2,650)	(193,556)
Deere & Co.	(3,300)	(262,581)
Devon Energy Corp.	(4,688)	(215,695)
Discover Financial Services	(2,430)	(137,927)
Discovery Communications, Inc., Class A (2)	(6,100)	(189,954)
DTE Energy Co.	(1,700)	(136,833)
Duke Energy Corp.	(2,800)	(189,728)
EI du Pont de Nemours & Co.	(1,633)	(109,966)
Electronic Arts, Inc. (2)	(6,453)	(437,449)
Equinix, Inc.	(781)	(231,567)
Fastenal Co.	(4,255)	(172,668)
FedEx Corp.	(1,385)	(219,578)
General Electric Co.	(7,784)	(233,053)
Genesco, Inc. (2)	(1,750)	(94,780)
Hain Celestial Group, Inc. (2)	(3,800)	(162,260)
Harman International Industries, Inc.	(1,300)	(134,108)
HCA Holdings, Inc. (2)	(1,513)	(102,975)
HCP, Inc.	(757)	(26,896)
Hess Corp.	(7,095)	(418,605)
Hibbett Sports, Inc. (2)	(1,358)	(44,556)
Howard Hughes Corp. (2)	(1,370)	(169,592)
International Business Machines Corp.	(4,269)	(595,184)
J.C. Penney Co., Inc. (2)	(35,339)	(281,652)

Jack in the Box, Inc.	(2,975)	(220,567)
John Wiley & Sons, Inc., Class A	(3,420)	(176,438)
Johnson & Johnson	(652)	(66,008)
Kroger Co.	(4,850)	(182,651)
L Brands, Inc.	(1,990)	(189,866)
L-3 Communications Holdings, Inc.	(1,835)	(224,622)
Lands’ End, Inc. (2)	(863)	(20,747)
LinkedIn Corp., Class A (2)	(1,413)	(343,514)
Marathon Petroleum Corp.	(5,928)	(346,254)
Maxim Integrated Products, Inc.	(4,750)	(184,158)
Microsoft Corp.	(2,710)	(147,289)
Monsanto Co.	(1,959)	(186,418)
Motorola Solutions, Inc.	(1,551)	(111,331)
National Oilwell Varco, Inc.	(23,326)	(870,993)
Netflix, Inc. (2)	(2,002)	(246,907)
New Media Investment Group, Inc.	(5,039)	(91,760)
NII Holdings, Inc. (2)	(6,213)	(42,932)
Norfolk Southern Corp.	(1,657)	(157,514)
Occidental Petroleum Corp.	(5,867)	(443,487)
Omnicom Group, Inc.	(3,710)	(274,243)
Outerwall, Inc.	(4,465)	(276,384)
Parker-Hannifin Corp.	(5,953)	(623,041)
Pennsylvania Real Estate Investment Trust	(13,120)	(282,867)
PNC Financial Services Group, Inc.	(2,860)	(273,159)
Praxair, Inc.	(3,433)	(387,242)
Primerica, Inc.	(9,259)	(474,431)
Progressive Corp.	(8,410)	(259,196)
Pure Storage, Inc. (2)	(2,740)	(35,373)
Ryder System, Inc.	(1,400)	(92,344)
Sherwin-Williams Co.	(239)	(65,981)
Skyworks Solutions, Inc.	(2,320)	(192,606)
Sonic Corp.	(6,890)	(200,223)
Stryker Corp.	(2,116)	(204,109)
SunEdison, Inc. (2)	(771)	(2,460)
Texas Instruments, Inc.	(3,025)	(175,813)
Travelers Cos., Inc.	(1,600)	(183,312)
United Parcel Service, Inc., Class B	(1,568)	(161,520)
United Technologies Corp.	(996)	(95,666)
Ventas, Inc.	(1,828)	(97,506)
Viacom, Inc., Class B	(3,861)	(192,239)
W.W. Grainger, Inc.	(1,287)	(258,095)
Walgreens Boots Alliance, Inc.	(2,405)	(202,092)
Walt Disney Co.	(1,283)	(145,582)
WESCO International, Inc. (2)	(3,800)	(182,590)
Wolverine World Wide, Inc.	(15,200)	(276,488)
Workday, Inc., Class A (2)	(4,906)	(410,681)

		(21,800,932)

Total Common Stocks (proceeds $(27,220,773))		(26,847,650)

Corporate Bonds & Notes - (0.2)%

United States - (0.2)%
APX Group, Inc., 8.750%, 12/1/2020	$(80,000)	(66,400)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(48,000)	(41,174)
SandRidge Energy, Inc., 8.750%, 6/1/2020 (6) (7)	(19,000)	(7,267)
SESI LLC, 7.125%, 12/15/2021	(26,000)	(24,700)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6) (7)	(54,000)	(33,210)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6) (7)	(38,000)	(34,153)

Total Corporate Bonds & Notes (proceeds $(221,256))		(206,904)

Exchange Traded Funds - (4.3)%

United States - (4.3)%
Consumer Discretionary Select Sector SPDR Fund	(1,100)	(88,858)
CurrencyShares Euro Trust (2)	(6,475)	(670,098)

Energy Select Sector SPDR Fund	(11,510)	(782,910)
Industrial Select Sector SPDR Fund	(745)	(40,781)
iShares Nasdaq Biotechnology	(273)	(91,283)
iShares Russell 2000	(8,415)	(1,002,142)
iShares Russell 2000 Growth	(1,725)	(253,178)
iShares Russell Mid-Cap Growth	(2,835)	(267,681)
iShares Russell Mid-Cap Value	(5,375)	(383,883)
SPDR S&P 500 Trust	(4,248)	(886,515)

Total Exchange Traded Funds (proceeds $(4,532,196))		(4,467,329)

Limited Partnership Units - (0.1)%

United States - (0.1)%
Energy Transfer Equity LP	(3,348)	(63,411)

Total Limited Partnership Units (proceeds $(66,858))		(63,411)

Written Call Options - (0.4)%

United States - (0.4)%
WR Grace & Co., Exercise Price: $97.50, 12/18/2015 (2)	(5)	(1,000)
WR Grace & Co., Exercise Price: $100.00, 12/18/2015 (2)	(5)	(500)
Vista Outdoor, Inc., Exercise Price: $45.00, 12/18/2015 (2)	(13)	(1,235)
Valspar Corp., Exercise Price: $85.00, 12/18/2015 (2)	(4)	(440)
Valspar Corp., Exercise Price: $80.00, 12/18/2015 (2)	(4)	(1,820)
Valeant Pharmaceuticals International, Inc., Exercise Price: $125.00, 12/18/2015 (2)	(7)	(140)
Valeant Pharmaceuticals International, Inc., Exercise Price: $110.00, 12/18/2015 (2)	(4)	(340)
Tyson Foods, Inc., Class A, Exercise Price: $50.00, 1/15/2016 (2)	(35)	(6,475)
SPDR S&P 500 ETF Trust, Exercise Price: $202.00, 12/31/2015 (2)	(5)	(4,035)
SPDR S&P 500 ETF Trust, Exercise Price: $206.00, 12/19/2015 (2)	(9)	(3,924)
SPDR S&P 500 ETF Trust, Exercise Price: $205.00, 12/19/2015 (2)	(9)	(4,590)
SPDR S&P 500 ETF Trust, Exercise Price: $202.00, 12/19/2015 (2)	(4)	(3,032)
Sealed Air Corp., Exercise Price: $45.00, 12/18/2015 (2)	(24)	(2,580)
Sealed Air Corp., Exercise Price: $49.00, 12/18/2015 (2)	(49)	(245)
Sealed Air Corp., Exercise Price: $47.00, 12/18/2015 (2)	(49)	(1,470)
SanDisk Corp., Exercise Price: $72.50, 12/18/2015 (2)	(6)	(1,713)
Phillips 66, Exercise Price: $90.00, 12/18/2015 (2)	(50)	(15,750)
Myriad Genetics, Inc., Exercise Price: $40.00, 12/18/2015 (2)	(22)	(10,120)
Myriad Genetics, Inc., Exercise Price: $42.00, 12/18/2015 (2)	(13)	(4,030)
Myriad Genetics, Inc., Exercise Price: $41.00, 12/18/2015 (2)	(9)	(3,465)
Masco Corp., Exercise Price: $28.00, 12/18/2015 (2)	(21)	(4,358)
Masco Corp., Exercise Price: $27.00, 12/18/2015 (2)	(80)	(24,200)
Masco Corp., Exercise Price: $26.00, 12/18/2015 (2)	(42)	(17,010)
LyondellBasell Industries NV, Class A, Exercise Price: $90.00, 12/18/2015 (2)	(16)	(10,720)
Lowe’s Cos., Inc., Exercise Price: $72.50, 12/18/2015 (2)	(8)	(3,488)
iShares Nasdaq Biotechnology ETF, Exercise Price: $340.00, 12/18/2015 (2)	(6)	(3,000)
iShares Nasdaq Biotechnology ETF, Exercise Price: $335.00, 12/18/2015 (2)	(6)	(4,800)
Intrexon Corp., Exercise Price: $40.00, 12/18/2015 (2)	(6)	(780)
Intrexon Corp., Exercise Price: $35.00, 12/18/2015 (2)	(27)	(8,370)
Hewlett Packard Enterprise Co., Exercise Price: $15.00, 1/15/2016 (2)	(63)	(3,780)
Hewlett Packard Enterprise Co., Exercise Price: $13.00, 12/18/2015 (2)	(34)	(5,780)
Hertz Global Holdings, Inc., Exercise Price: $19.00, 12/18/2015 (2)	(59)	(118)
Halozyme Therapeutics, Inc., Exercise Price: $19.00, 12/18/2015 (2)	(29)	(1,595)
Halozyme Therapeutics, Inc., Exercise Price: $18.00, 12/18/2015 (2)	(49)	(4,900)
Delta Air Lines, Inc., Exercise Price: $49.00, 12/18/2015 (2)	(21)	(798)
Delta Air Lines, Inc., Exercise Price: $47.00, 12/18/2015 (2)	(22)	(2,310)
Delta Air Lines, Inc., Exercise Price: $46.00, 12/18/2015 (2)	(11)	(1,815)
Delta Air Lines, Inc., Exercise Price: $45.00, 12/18/2015 (2)	(11)	(2,541)
Delta Air Lines, Inc., Exercise Price: $50.00, 12/18/2015 (2)	(24)	(504)
Delta Air Lines, Inc., Exercise Price: $48.00, 12/18/2015 (2)	(22)	(1,496)
Avis Budget Group, Inc., Exercise Price: $47.50, 12/18/2015 (2)	(15)	(90)
Avis Budget Group, Inc., Exercise Price: $45.00, 12/18/2015 (2)	(15)	(150)
Avis Budget Group, Inc., Exercise Price: $42.50, 12/18/2015 (2)	(15)	(255)
Avis Budget Group, Inc., Exercise Price: $37.50, 12/18/2015 (2)	(15)	(2,346)
Alere, Inc., Exercise Price: $38.00, 12/18/2015 (2)	(29)	(11,310)
Alere, Inc., Exercise Price: $37.00, 12/18/2015 (2)	(30)	(14,850)

S&P 500 Index, Exercise Price: $2,100.00, 12/19/2015 (2)	(77)	(123,200)
S&P 500 Index, Exercise Price: $2,120.00, 12/19/2015 (2)	(80)	(62,240)
Halozyme Therapeutics, Inc., Exercise Price: $17.00, 12/18/2015 (2)	(34)	(4,845)

Total Written Call Options (proceeds $(534,123))		(388,553)

Written Put Options - (0.2)%

United States - (0.2)%
S&P 500 Index, Exercise Price: $2,035.00, 12/19/2015 (2)	(80)	(106,400)
S&P 500 Index, Exercise Price: $2,025.00, 12/19/2015 (2)	(38)	(43,700)
iShares Russell 2000 ETF, Exercise Price: $90.00, 12/31/2015 (2)	(46)	(92)

Total Written Put Options (proceeds $(290,681))		(150,192)

Total Short Securities and Written Options (proceeds $(32,865,887))		$(32,124,039)

Alternative Strategies Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Airlines	$1,864,124	1.8%
Apparel	711,887	0.7
Auto Parts & Equipment	804,455	0.8
Banks	364,810	0.3
Beverages	377,066	0.4
Biotechnology	2,043,644	2.0
Building Materials	608,220	0.6
Chemicals	5,000,889	4.8
Commercial Services	1,669,842	1.6
Computers	3,936,862	3.8
Diversified Financial Services	1,007,637	1.0
Electric	1,055,832	1.0
Electronics	733,802	0.7
Energy-Alternate Sources	6,003	0.0
Food	175,000	0.2
Healthcare-Products	1,601,700	1.5
Healthcare-Services	191,942	0.2
Holding Companies-Diversified	1,474,609	1.4
Insurance	696,897	0.7
Internet	2,564,318	2.5
Lodging	856,940	0.8
Machinery-Diversified	269,824	0.2
Media	2,262,598	2.2
Metal Fabricate/Hardware	1,343,684	1.3
Mining	514,989	0.5
Miscellaneous Manufacturing	109,506	0.1
Office/Business Equipment	390,744	0.4
Oil & Gas	3,985,268	3.8
Oil & Gas Services	936,999	0.9
Packaging & Containers	1,654,929	1.6
Pharmaceuticals	3,332,827	3.2
Pipelines	659,278	0.6
Real Estate	507,302	0.5
Real Estate Investment Trusts	957,589	0.9
Retail	3,515,771	3.4
Semiconductors	1,525,758	1.5
Software	1,135,719	1.1
Telecommunications	1,116,162	1.1
Textiles	271,776	0.3
Transportation	752,603	0.7

Total Common Stocks	52,989,805	51.1

Bank Loans	8,886,573	8.6
Convertible Bonds	68,828	0.1
Corporate Bonds & Notes	837,256	0.8
Exchange Traded Funds	171,304	0.2
Limited Partnership Units	347,738	0.3
Purchased Call Options	292,456	0.3
Purchased Put Options	288,640	0.3
U.S. Government & U.S. Government Agency Obligations	26,981	0.0
Short-Term Investments	43,865,268	42.4

Total Investments	107,774,849	104.1
Other Assets and Liabilities	27,946,669	27.0
Short Securities and Written Options	(32,124,039)	(31.1)

Total Net Assets	$103,597,479	100.0%

Advertising	(274,243)	(0.3)
Aerospace/Defense	(486,974)	(0.5)
Airlines	(307,567)	(0.3)
Apparel	(585,802)	(0.6)
Auto Manufacturers	(286,926)	(0.3)
Banks	(949,825)	(0.9)
Beverages	(179,445)	(0.2)
Chemicals	(924,690)	(0.9)
Computers	(2,381,027)	(2.3)
Distribution/Wholesale	(613,353)	(0.6)
Diversified Financial Services	(137,927)	(0.1)
Electric	(326,561)	(0.3)
Electronics	(793,019)	(0.8)
Energy-Alternate Sources	(2,459)	0.0
Food	(344,911)	(0.3)
Healthcare-Products	(784,243)	(0.7)
Healthcare-Services	(1,010,568)	(1.0)
Home Furnishings	(134,108)	(0.1)
Insurance	(1,420,552)	(1.4)
Internet	(702,928)	(0.7)
Machinery-Construction & Mining	(367,827)	(0.3)
Machinery-Diversified	(620,601)	(0.6)
Media	(704,213)	(0.7)
Miscellaneous Manufacturing	(1,153,126)	(1.1)
Oil & Gas	(2,032,796)	(2.0)
Oil & Gas Services	(1,798,799)	(1.7)
Pharmaceuticals	(743,350)	(0.7)
Real Estate	(169,592)	(0.2)
Real Estate Investment Trusts	(770,842)	(0.7)
Retail	(1,637,037)	(1.6)
Savings & Loans	(268,682)	(0.2)
Semiconductors	(1,054,679)	(1.0)
Software	(1,623,975)	(1.6)
Telecommunications	(345,111)	(0.3)
Transportation	(909,892)	(0.9)

Total Common Stocks	(26,847,650)	(25.9)
Corporate Bonds & Notes	(206,904)	(0.2)
Exchange Traded Funds	(4,467,329)	(4.3)
Limited Partnership Units	(63,411)	(0.1)
Written Call Options	(388,553)	(0.4)
Written Put Options	(150,192)	(0.2)

Total Short Securities and Written Options	$(32,124,039)	(31.1)%

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 96.0%

Australia - 1.2%
Blackmores, Ltd.	105	$13,946
Woodside Petroleum, Ltd.	509	11,084

		25,030
Bermuda - 7.3%
Argo Group International Holdings, Ltd.	531	33,734
Aspen Insurance Holdings, Ltd.	822	41,528
BW LPG, Ltd. (6) (7)	1,816	15,672
Everest Re Group, Ltd.	215	39,655
G-Resources Group, Ltd.	402,000	8,140
Skyworth Digital Holdings, Ltd.	22,000	14,329

		153,058
Brazil - 0.5%
QGEP Participacoes SA	6,800	10,423
Canada - 6.0%
Celestica, Inc. (2)	828	9,338
Dominion Diamond Corp.	528	4,357
Dream Global REIT	1,520	9,504
Genworth MI Canada, Inc.	1,511	33,344
George Weston, Ltd.	467	38,197
Just Energy Group, Inc.	910	6,358
Medical Facilities Corp.	435	4,912
OceanaGold Corp.	2,800	5,409
Pure Industrial REIT	1,673	5,637
Transcontinental, Inc.	542	8,779

		125,835
Cayman Islands - 1.2%
China Dongxiang Group Co., Ltd.	50,000	12,511
China High Speed Transmission Equipment Group Co., Ltd. (2)	15,000	12,652

		25,163
China - 0.5%
China Machinery Engineering Corp., Class H	15,000	11,511
France - 0.6%
IPSOS	271	5,671
Peugeot SA (2)	384	6,860

		12,531
Germany - 2.7%
Software AG	647	17,302
Stada Arzneimittel AG	1,020	38,947

		56,249
Hungary - 0.8%
Richter Gedeon Nyrt	868	16,490
Israel - 2.0%
Bezeq - The Israeli Telecommunication Corp., Ltd.	19,422	41,839
Italy - 0.8%
Amplifon SpA	1,356	10,380
Societa Iniziative Autostradali e Servizi SpA	564	6,078

		16,458
Japan - 4.9%
Kawasaki Kisen Kaisha, Ltd.	13,000	26,718

Nippon Road Co., Ltd.	1,000	4,964
Okinawa Electric Power Co., Inc.	200	4,637
Paramount Bed Holdings Co., Ltd.	700	23,314
Sapporo Holdings, Ltd.	10,000	44,029

		103,662
Jersey - 1.0%
WNS Holdings, Ltd. (2)	651	20,018
Luxembourg - 0.2%
Orion Engineered Carbons SA	421	5,296
Mexico - 0.2%
Industrias Bachoco SAB de CV	970	4,059
Netherlands - 3.8%
Boskalis Westminster	791	35,201
LyondellBasell Industries NV, Class A	454	43,502

		78,703
New Zealand - 1.2%
Air New Zealand, Ltd.	11,844	21,206
Genesis Energy, Ltd.	3,947	5,040

		26,246
Poland - 2.4%
Asseco Poland SA	1,052	14,930
Polski Koncern Naftowy Orlen SA	814	13,683
Polskie Gornictwo Naftowe i Gazownictwo SA	16,252	21,677

		50,290
Singapore - 0.9%
SATS, Ltd.	6,800	19,042
South Korea - 0.9%
Samsung Electronics Co., Ltd.	17	18,849
Thailand - 0.8%
Thai Vegetable Oil PCL	15,600	12,187
Thai Vegetable Oil PCL- Foreign Shares	4,600	3,594

		15,781
United Kingdom - 9.2%
Berkeley Group Holdings PLC	712	34,433
Carillion PLC	4,432	21,040
Debenhams PLC	8,221	10,351
Greggs PLC	783	14,658
Imperial Tobacco Group PLC	756	40,853
QinetiQ Group PLC	1,353	5,357
Royal Mail PLC	5,272	38,597
WH Smith PLC	1,059	27,673

		192,962
United States - 46.9%
Addus HomeCare Corp. (2)	215	4,900
Alaska Air Group, Inc.	218	17,381
American Axle & Manufacturing Holdings, Inc. (2)	336	7,647
Amkor Technology, Inc. (2)	6,423	43,676
Amsurg Corp. (2)	253	21,267
ArcBest Corp.	1,430	34,434
BBCN Bancorp, Inc.	406	7,677
Benchmark Electronics, Inc. (2)	796	17,082
Best Buy Co., Inc.	720	22,882
Chemed Corp.	240	37,078
Cooper Tire & Rubber Co.	936	39,303
DuPont Fabros Technology, Inc.	1,418	46,851
Employers Holdings, Inc.	356	9,758
Ennis, Inc.	646	12,914
GameStop Corp., Class A	442	15,483
Gilead Sciences, Inc.	379	40,159
Global Brass & Copper Holdings, Inc.	512	11,909
ICU Medical, Inc. (2)	84	9,529

INC Research Holdings, Inc. (2)	491	23,224
Ingredion, Inc.	438	43,174
Lear Corp.	352	44,317
LeMaitre Vascular, Inc.	354	5,462
Magellan Health, Inc. (2)	101	5,318
Masimo Corp. (2)	910	37,747
Merit Medical Systems, Inc. (2)	1,092	21,152
Milestone Apartments REIT	1,220	14,644
Navigators Group, Inc. (2)	284	24,498
Net 1 UEPS Technologies, Inc. (2)	1,214	18,368
NETGEAR, Inc. (2)	614	27,084
Outerwall, Inc.	153	9,471
PharMerica Corp. (2)	735	25,005
Photronics, Inc. (2)	900	9,873
PNM Resources, Inc.	1,487	43,123
Polycom, Inc. (2)	3,650	49,749
Selective Insurance Group, Inc.	629	21,707
Sykes Enterprises, Inc. (2)	566	18,010
Tech Data Corp. (2)	465	31,457
Tesoro Corp.	162	18,658
Travelers Cos., Inc.	377	43,193
Ultra Clean Holdings, Inc. (2)	892	4,522
United Fire Group, Inc.	207	8,286
Valero Energy Corp.	269	19,330
WellCare Health Plans, Inc. (2)	194	16,001

		983,303

Total Common Stocks (identified cost $1,924,583)		2,012,798

Short-Term Investments - 1.8%

Mutual Funds - 1.8%
State Street Institutional Liquid Reserves Fund, 0.150%	36,644	36,644

Total Short-Term Investments (identified cost $36,644)		36,644

Total Investments - 97.8% (identified cost $1,961,227)		2,049,442
Other Assets and Liabilities - 40.8%		854,643
Short Securities (see summary below) - (38.6)%		(808,307)

Total Net Assets - 100.0%		$2,095,778

Short Securities - (38.6)%

Common Stocks - (38.6)%

Australia - (0.3)%
Australian Agricultural Co., Ltd. (2)	(4,710)	(5,041)
Belgium - (0.1)%
Exmar NV	(234)	(2,570)
Bermuda - (0.5)%
Golar LNG, Ltd.	(411)	(11,241)
Canada - (1.8)%
Crew Energy, Inc. (2)	(2,304)	(7,764)
First Quantum Minerals, Ltd.	(1,376)	(5,007)
Norbord, Inc.	(638)	(13,291)
Paramount Resources, Ltd. (2)	(1,839)	(12,311)

		(38,373)
Cayman Islands - (0.5)%
JD.com, Inc. (2)	(358)	(10,983)

France - (2.1)%
Iliad SA	(78)	(17,397)
Remy Cointreau SA	(258)	(18,301)
Zodiac Aerospace	(300)	(8,124)

		(43,822)
Germany - (0.8)%
Bertrandt AG	(78)	(9,131)
zooplus AG (2)	(50)	(7,407)

		(16,538)
Japan - (5.0)%
Don Quijote Holdings Co., Ltd.	(400)	(15,841)
GMO Payment Gateway, Inc.	(100)	(4,817)
Hoshizaki Electric Co., Ltd.	(200)	(14,054)
MISUMI Group, Inc.	(1,800)	(24,434)
Rakuten, Inc.	(1,500)	(18,911)
SMC Corp.	(100)	(26,499)

		(104,556)
Mauritius - (0.2)%
MakeMyTrip, Ltd. (2)	(229)	(4,131)
Norway - (1.0)%
Schibsted ASA	(580)	(21,056)
South Africa - (0.2)%
Northam Platinum, Ltd. (2)	(3,191)	(4,945)
Spain - (0.6)%
Atresmedia Corp de Medios de Comunicacion SA	(695)	(8,423)
NH Hotel Group SA (2)	(604)	(3,232)

		(11,655)
Sweden - (0.4)%
Wallenstam AB	(960)	(7,831)
United Kingdom - (4.9)%
Balfour Beatty PLC (2)	(3,512)	(13,572)
Just Eat PLC (2)	(1,978)	(13,126)
Liberty Global PLC (2)	(403)	(17,091)
Royal Bank of Scotland Group PLC (2)	(4,350)	(19,812)
Serco Group PLC (2)	(13,257)	(22,063)
Tesco PLC (2)	(6,989)	(17,600)

		(103,264)
United States - (20.2)%
Actua Corp. (2)	(574)	(6,653)
Aerovironment, Inc. (2)	(684)	(17,497)
Allegheny Technologies, Inc.	(574)	(7,273)
Applied Micro Circuits Corp. (2)	(2,040)	(14,933)
Avon Products, Inc.	(5,555)	(19,165)
B/E Aerospace, Inc.	(384)	(17,748)
Chegg, Inc. (2)	(865)	(6,280)
Cheniere Energy, Inc. (2)	(260)	(12,363)
CONSOL Energy, Inc.	(593)	(4,673)
Covanta Holding Corp.	(996)	(16,085)
Deltic Timber Corp.	(67)	(4,393)
Dominion Resources, Inc.	(279)	(18,796)
Donaldson Co., Inc.	(621)	(19,499)
FireEye, Inc. (2)	(386)	(8,832)
FMC Corp.	(472)	(20,282)
Genworth Financial, Inc. (2)	(3,354)	(16,938)
Interactive Brokers Group, Inc.	(490)	(21,246)
Kansas City Southern	(201)	(18,275)
Kate Spade & Co. (2)	(810)	(16,232)
LendingClub Corp. (2)	(285)	(3,426)
Macquarie Infrastructure Corp.	(234)	(17,557)
Mercury General Corp.	(375)	(19,406)

NetSuite, Inc. (2)	(156)	(13,322)
Paylocity Holding Corp. (2)	(94)	(4,130)
PROS Holdings, Inc. (2)	(382)	(9,393)
Raven Industries, Inc.	(687)	(11,452)
Rayonier, Inc.	(560)	(13,513)
Senomyx, Inc. (2)	(1,028)	(4,760)
ServiceNow, Inc. (2)	(192)	(16,706)
Splunk, Inc. (2)	(269)	(16,005)
Tesla Motors, Inc. (2)	(37)	(8,520)
Wynn Resorts, Ltd.	(270)	(16,948)

		(422,301)

Total Short Securities (proceeds $(790,022))		$(808,307)

Global Long/Short Equity Fund

Industry Allocation

As of November 30, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$5,671	0.3%
Agriculture	40,853	1.9
Airlines	38,587	1.8
Auto Manufacturers	6,861	0.3
Auto Parts & Equipment	91,267	4.4
Banks	7,678	0.4
Beverages	44,029	2.1
Biotechnology	40,159	1.9
Chemicals	48,799	2.3
Commercial Services	74,720	3.6
Computers	52,958	2.5
Electric	52,800	2.5
Electrical Components & Equipment	12,652	0.6
Electronics	57,877	2.8
Engineering & Construction	91,757	4.4
Food	115,869	5.5
Gas	6,358	0.3
Healthcare-Products	97,204	4.6
Healthcare-Services	89,475	4.3
Home Builders	34,433	1.6
Home Furnishings	14,329	0.7
Insurance	255,702	12.2
Metal Fabricate/Hardware	11,909	0.6
Mining	17,907	0.8
Oil & Gas	94,854	4.5
Pharmaceuticals	94,388	4.5
Real Estate Investment Trusts	76,636	3.7
Retail	108,750	5.2
Semiconductors	76,921	3.7
Software	17,302	0.8
Telecommunications	118,671	5.7
Transportation	115,422	5.5

Total Common Stocks	2,012,798	96.0

Short-Term Investments	36,644	1.8

Total Investments	2,049,442	97.8
Other Assets and Liabilities	854,643	40.8
Short Securities	(808,307)	(38.6)

Total Net Assets	$2,095,778	100.0%

Aerospace/Defense	(43,369)	(2.1)
Agriculture	(5,041)	(0.2)
Auto Manufacturers	(8,520)	(0.4)
Auto Parts & Equipment	(9,131)	(0.4)
Banks	(19,812)	(0.9)
Beverages	(18,302)	(0.9)
Building Materials	(13,291)	(0.6)
Chemicals	(20,282)	(1.0)
Coal	(4,673)	(0.2)
Commercial Services	(26,504)	(1.3)
Computers	(22,063)	(1.1)
Cosmetics/Personal Care	(19,165)	(0.9)
Diversified Financial Services	(24,672)	(1.2)
Electric	(18,796)	(0.9)
Engineering & Construction	(13,573)	(0.6)
Environmental Control	(16,085)	(0.8)
Food	(22,359)	(1.1)
Forest Products & Paper	(4,392)	(0.2)
Hand/Machine Tools	(26,499)	(1.3)
Home Furnishings	(14,054)	(0.7)
Insurance	(36,344)	(1.7)
Internet	(103,072)	(4.9)
Iron/Steel	(7,272)	(0.3)
Lodging	(20,180)	(1.0)
Media	(46,570)	(2.2)
Metal Fabricate/Hardware	(24,434)	(1.2)
Mining	(9,952)	(0.5)
Miscellaneous Manufacturing	(30,952)	(1.5)
Oil & Gas	(32,438)	(1.6)
Real Estate	(7,831)	(0.4)
Real Estate Investment Trusts	(13,513)	(0.6)
Retail	(32,073)	(1.5)
Semiconductors	(14,933)	(0.7)
Software	(46,074)	(2.2)
Transportation	(32,086)	(1.5)

Total Short Securities	$(808,307)	(38.6)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.0%

Alabama - 2.8%
Bessemer Governmental Utility Services Corp., 0.290%, 12/1/2030 (6) (7) (9)	$5,085,000	$5,085,000
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	385,240
2.000%, 12/1/2018	385,000	391,199
Health Care Authority for Baptist Health, 0.490%, 11/1/2042 (9)	14,125,000	14,125,000
Limestone County Water & Sewer Authority:
1.000%, 12/1/2015	535,000	535,000
1.000%, 12/1/2015	150,000	150,000

		20,671,439
Arizona - 1.6%
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (9)	3,250,000	3,338,790
1.860%, 2/5/2020, Call 8/9/2019 (9)	750,000	770,490
3.000%, 2/1/2016	1,500,000	1,505,265
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	326,052
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	104,641
Industrial Development Authority of the County of Pima:
4.000%, 7/1/2016	305,000	307,849
5.000%, 9/1/2017	250,000	268,422
Maricopa County Industrial Development Authority, 2.000%, 1/1/2016	310,000	310,310
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (9)	500,000	506,115
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	144,621
Scottsdale Industrial Development Authority, FSA, 0.700%, 9/1/2045, Call 12/1/2015 (9) (13)	4,275,000	4,275,000
Yuma County Elementary School District No. 1 Yuma, BAM, 3.000%, 7/1/2017	175,000	180,688

		12,038,243
Arkansas - 1.5%
Arkansas Development Finance Authority:
0.670%, 9/1/2044, Call 12/1/2015 (9)	6,000,000	6,000,000
1.110%, 9/1/2019, Call 3/1/2019 (9)	3,000,000	3,007,170
3.000%, 2/1/2016	350,000	351,081
3.000%, 2/1/2017	345,000	351,493
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	865,000	864,369
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	125,000	125,020
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	40,000	39,979
City of North Little Rock, 2.625%, 5/1/2016	350,000	351,459
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	200,000	202,732
3.000%, 9/1/2017	175,000	181,129

		11,474,432
California - 10.9%
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	529,185
Austin Trust:
0.200%, 1/1/2039, Call 1/1/2019 (6) (7) (9)	6,000,000	6,000,000
0.250%, 5/15/2036, Call 5/15/2018 (9)	5,000,000	5,000,000
Austin Trust, AGM NATL-RE, 0.230%, 8/1/2032 (9)	6,920,000	6,920,000
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (9)	8,000,000	8,016,480
1.110%, 4/1/2024, Call 10/1/2023 (9)	1,750,000	1,733,182
BB&T Municipal Trust, 0.710%, 11/15/2017 (6) (7) (9)	2,000,000	2,002,080
California County Tobacco Securitization Agency:
4.000%, 6/1/2016	500,000	508,380
4.000%, 6/1/2017	615,000	641,174

California Health Facilities Financing Authority, NATL-RE, 0.138%, 7/1/2022, Call 12/1/2015 (9) (13)	1,100,000	1,061,365
California Housing Finance Agency, 0.850%, 8/1/2016	50,000	49,940
California Infrastructure & Economic Development Bank, 0.290%, 4/2/2018, Call 1/2/2018 (9)	550,000	547,816
California Municipal Finance Authority, 5.000%, 7/1/2016	100,000	102,151
California Statewide Communities Development Authority:
3.500%, 11/1/2018	700,000	703,500
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,361,150
California Statewide Communities Development Authority, AGM, 2.000%, 10/1/2016	120,000	120,996
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,010,830
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,333,550
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	218,230
0.000%, 8/1/2026, Call 8/1/2016	175,000	106,635
City of Sacramento:
2.000%, 9/1/2016	150,000	151,332
2.000%, 9/1/2017	200,000	202,310
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	383,106
County of San Joaquin, 3.000%, 4/1/2017	150,000	154,229
Deutsche Bank Spears/Lifers Trust:
0.110%, 8/15/2041, Call 8/15/2023 (6) (7) (9)	250,000	250,000
0.310%, 8/1/2047 (6) (7) (9)	16,159,000	16,159,000
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.210%, 10/1/2037 (6) (7) (9)	2,615,000	2,615,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2016	200,000	204,572
Hemet Unified School District, 0.660%, 10/3/2016 (9)	2,400,000	2,400,504
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	178,744
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	103,398
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	498,359
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.521%, 7/1/2027, Call 1/4/2016 (9) (13)	225,000	225,000
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	100,000
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,599,615
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 12/31/2015	40,000	40,505
Mendota Unified School District, 0.000%, 8/1/2018, Call 12/31/2015	1,275,000	1,174,670
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	297,912
Northern California Gas Authority No. 1:
0.818%, 7/1/2017 (9)	65,000	64,801
0.848%, 7/1/2019 (9)	7,500,000	7,408,050
Puttable Floating Option Tax-Exempt Receipts, 0.440%, 8/1/2030, Call 12/31/2015 (6) (7) (9)	4,045,000	4,045,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.290%, 8/1/2037, Call 8/1/2017 (6) (7) (9)	2,500,000	2,500,000
State of California, 0.964%, 12/3/2018, Call 6/1/2018 (9)	950,000	956,859
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	422,556
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2016 (9)	2,000,000	2,004,340

		82,106,506
Colorado - 1.4%
Auraria Higher Education Center:
6.000%, 5/1/2016	149,000	152,411
6.000%, 5/1/2017	159,000	170,321
City & County of Denver, AGC, 0.460%, 11/15/2025, Call 12/1/2015 (9) (13)	525,000	525,000
Colorado Educational & Cultural Facilities Authority:
3.000%, 6/1/2016	255,000	256,461
3.000%, 8/15/2016	150,000	152,904
3.000%, 8/15/2017	175,000	182,184
3.000%, 11/15/2017	190,000	197,132
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	317,688
4.000%, 2/1/2018	175,000	181,834
County of Montrose, 4.000%, 12/1/2017	385,000	403,611
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	207,694
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,795,671
E-470 Public Highway Authority, 1.190%, 8/31/2017, Call 3/1/2017 (9)	4,600,000	4,616,882
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	50,000	51,743
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	523,855

Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	100,000
Rangely Hospital District, 5.000%, 11/1/2016	330,000	339,738

		10,175,129
Connecticut - 0.8%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,297,037
State of Connecticut, 0.270%, 1/1/2018, Call 12/1/2015 (9)	5,000,000	5,000,000

		6,297,037
Delaware - 0.0%
Delaware State Health Facilities Authority, 3.000%, 6/1/2016	200,000	201,918

District of Columbia - 1.8%
Deutsche Bank Spears/Lifers Trust, 0.260%, 6/1/2031, Call 6/1/2021 (6) (7) (9)	8,185,000	8,185,000
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 12/31/2015	390,000	391,147
District of Columbia, AGC, 0.210%, 7/15/2017 (6) (7) (9)	5,160,000	5,160,000

		13,736,147
Florida - 4.1%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	175,000	177,522
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,061,650
City of Gulf Breeze, 1.750%, 12/1/2015 (9)	9,000,000	9,000,000
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,613,220
City of Miami, NATL-RE, 4.125%, 1/1/2016	250,000	250,785
City of Port Orange, 2.000%, 10/1/2016	265,000	268,567
City of Port St. Lucie, 4.000%, 9/1/2016	100,000	102,635
City of Tampa, 3.000%, 9/1/2016	800,000	814,840
Columbia County School Board, 5.000%, 7/1/2018	880,000	959,922
County of Bay, 3.500%, 9/1/2016	95,000	94,762
County of Jackson, 0.140%, 7/1/2022, Call 12/1/2015 (9)	3,930,000	3,930,000
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,080,570
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2016	100,000	100,888
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	247,318
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	101,054
Florida Municipal Power Agency, AMBAC:
0.138%, 10/1/2021, Call 12/3/2015 (9) (13)	250,000	235,997
0.138%, 10/1/2021 (9) (13)	325,000	306,795
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	750,000	783,270
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 12/31/2015	200,000	200,474
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	318,255
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	240,577
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	642,087
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	475,021
Port St. Lucie Community Redevelopment Agency, NATL-RE, 5.000%, 1/1/2016	250,000	250,932
Southeast Overtown Park West Community Redevelopment Agency, 4.000%, 3/1/2016 (6) (7)	2,000,000	2,015,420
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,638,889
4.000%, 7/1/2017	1,180,000	1,229,017
4.000%, 7/1/2019	620,000	664,156
Suncoast Community Development District, 2.000%, 5/1/2016	170,000	170,904
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	1,500,000	1,507,125

		30,482,652
Georgia - 9.4%
Appling County Development Authority:
0.220%, 9/1/2029, Call 12/1/2015 (9)	13,300,000	13,300,000
0.220%, 9/1/2041, Call 12/1/2015 (9)	7,100,000	7,100,000
Bartow County Development Authority, 2.375%, 8/10/2017 (9)	1,000,000	1,021,400
Burke County Development Authority:
0.220%, 5/1/2022, Call 12/1/2015 (9)	5,000,000	5,000,000
0.220%, 7/1/2049, Call 12/1/2015 (9)	5,000,000	5,000,000
1.550%, 6/21/2016 (9)	265,000	265,943
1.750%, 6/1/2017 (9)	500,000	505,550
City of Atlanta:
1.655%, 11/1/2018, Call 5/1/2018 (9)	2,750,000	2,809,152
5.000%, 1/1/2017	4,160,000	4,360,470
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	130,000	135,247
Effingham County Industrial Development Authority, 0.220%, 2/1/2038, Call 12/1/2015 (9)	7,000,000	7,000,000

Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,483,928
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	490,000	438,682
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	200,000
Heard County Development Authority, 0.130%, 9/1/2029, Call 12/1/2015 (9)	12,000,000	12,000,000
Milledgeville & Baldwin County Development Authority, AMBAC, 0.718%, 10/1/2016 (9)	215,000	214,568
Monroe County Development Authority, 0.220%, 11/1/2048, Call 12/1/2015 (9)	5,000,000	5,000,000
Municipal Electric Authority of Georgia, NATL-RE:
6.375%, 1/1/2016	565,000	567,932
6.500%, 1/1/2017	30,000	30,137
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	115,364
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.240%, 10/1/2024, Call 10/1/2017 (6) (7) (9)	4,000,000	4,000,000

		70,548,373
Guam - 0.0%
Territory of Guam, 3.000%, 11/15/2017	300,000	309,816
Idaho - 1.2%
Idaho Housing & Finance Association, 0.260%, 1/1/2038, Call 12/1/2015 (9)	9,100,000	9,100,000
Illinois - 7.5%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	183,184
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (9)	4,250,000	4,231,045
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	254,938
Chicago Housing Authority, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	440,918
City of Burbank, 3.450%, 12/1/2016	500,000	513,600
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	511,375
3.000%, 12/1/2017	1,040,000	1,074,278
City of Chicago, 4.000%, 1/1/2017	1,250,000	1,284,637
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	158,972
5.000%, 1/1/2019, Call 12/31/2015	250,000	250,898
5.500%, 1/1/2016	85,000	85,348
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	149,678
City of Decatur, 3.000%, 3/1/2016	250,000	251,568
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,720,752
City of Springfield:
5.000%, 3/1/2016	300,000	303,261
5.000%, 3/1/2017	350,000	367,847
City of Waukegan:
3.000%, 12/30/2015	405,000	405,729
3.000%, 12/30/2016	425,000	434,154
City of Waukegan, AGM:
2.000%, 12/30/2016	515,000	520,603
4.000%, 12/30/2015	535,000	536,375
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	65,000
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	241,940
Cook County Community Unit School District No. 401 Elmwood Park, AGM, 0.000%, 12/1/2015	625,000	625,000
Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	206,739
DeKalb Lee & LaSalle Counties Community Unit School District 425 Indian Creek, 2.750%, 12/1/2015	405,000	405,000
Deutsche Bank Spears/Lifers Trust, FGIC, 0.260%, 1/1/2030 (6) (7) (9)	9,085,000	9,085,000
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	2,435,000	2,436,704
2.700%, 5/15/2016	375,000	376,605
4.000%, 11/15/2017	200,000	210,482
4.700%, 2/1/2025, Call 2/1/2017	25,000	26,181
5.000%, 8/15/2016	280,000	287,610
5.000%, 12/15/2016, Call 12/31/2015	100,000	99,968
5.000%, 7/1/2017	140,000	146,891
5.000%, 11/15/2018	350,000	384,685
5.000%, 11/15/2019	605,000	677,509
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 8/1/2016	2,350,000	2,350,775
Illinois State Toll Highway Authority, AGM, 0.250%, 1/1/2016, Call 12/3/2015 (9)	2,700,000	2,700,000

Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2016	125,000	124,930
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2017	1,865,000	1,949,913
Lake County Forest Preserve District, 0.706%, 12/15/2020 (9)	450,000	446,760
Lee Ogle & De Kalb Counties Community Unit School District No. 271 Paw Paw, 5.250%, 12/1/2015	265,000	265,000
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	123,388
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	155,000
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	228,432
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	131,001
Memorial Park District, 2.500%, 12/30/2015	65,000	65,109
Northeastern Illinois University, BAM:
3.000%, 7/1/2016	235,000	238,015
3.000%, 7/1/2017	120,000	123,594
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,150,000	1,240,137
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	201,944
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	21,110
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	296,035
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,222,551
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	147,939
State of Illinois:
3.000%, 2/1/2016	2,085,000	2,092,965
4.000%, 4/1/2016	350,000	353,654
4.000%, 7/1/2016	100,000	101,799
5.000%, 1/1/2016	300,000	301,077
5.000%, 4/1/2016	1,000,000	1,013,710
5.000%, 5/1/2017	500,000	524,700
Stephenson County School District No. 145 Freeport, BAM, 2.000%, 2/1/2016	220,000	220,563
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,677,983
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	1,964,486
Village of Bensenville, CIFG, 5.000%, 4/1/2016	80,000	80,766
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015	330,000	330,000
Village of Cary, RADIAN, 4.400%, 3/1/2016	105,000	105,953
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	100,201
Village of Gilberts, BAM, 1.500%, 3/1/2017	300,000	300,294
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	882,076
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	336,089
Village of Maywood, 3.000%, 1/1/2016	2,000,000	2,001,260
Village of Plainfield:
2.000%, 12/15/2015	65,000	65,046
2.000%, 12/15/2016	125,000	126,918
2.000%, 12/15/2017	130,000	132,267
Village of River Grove, 3.800%, 12/15/2015	240,000	240,252
Will & Kankakee Counties School District No 255, 4.000%, 6/1/2017	1,030,000	1,074,156
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	128,393

		56,140,715
Indiana - 3.9%
Center Grove Community School Corp.:
2.000%, 7/1/2016	475,000	477,812
2.000%, 1/1/2017	495,000	499,544
2.000%, 7/1/2017	500,000	505,210
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 12/31/2015	615,000	615,910
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	207,824
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	968,013
County of Jasper, NATL-RE:
5.600%, 11/1/2016	200,000	208,322
5.600%, 11/1/2016	600,000	624,966
County of Lake:
2.000%, 1/15/2016	245,000	245,519
2.000%, 1/15/2016	555,000	555,788
2.000%, 7/15/2016	555,000	560,361
2.000%, 1/15/2017	285,000	287,075
Franklin Community Multi-School Building Corp., NATL-RE FGIC SAW, 5.000%, 1/15/2016	250,000	251,455
Gary Community School Corp., SAW:

2.000%, 1/15/2016	255,000	255,561
2.000%, 1/15/2017	520,000	528,731
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	977,184
Indiana Finance Authority:
0.480%, 3/1/2016 (9)	2,500,000	2,500,000
2.200%, 2/1/2016, Call 12/31/2015	4,450,000	4,455,117
5.000%, 9/15/2016	500,000	515,680
5.000%, 3/1/2017	930,000	961,760
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (9)	100,000	103,213
5.250%, 3/1/2016	590,000	597,145
5.250%, 3/1/2016	370,000	374,377
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	10,000	10,042
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,062,420
La Porte Community School Corp.:
2.000%, 6/30/2016	960,000	966,653
2.000%, 12/30/2016	865,000	875,432
Tender Option Bond Trust Receipts/Certificates, 0.350%, 4/15/2018 (6) (7) (9)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	424,998
3.000%, 1/15/2018	250,000	259,375

		29,375,487
Iowa - 0.4%
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	3,000,000	3,000,900
Kansas - 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	771,745
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,072,600
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	946,656

		2,791,001
Kentucky - 1.0%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	279,766
County of Harrison, 1.500%, 5/1/2017, Call 11/1/2016 (10)	3,000,000	3,000,000
Deutsche Bank Spears/Lifers Trust, NATL-RE, 0.260%, 9/1/2042, Call 9/1/2017 (6) (7) (9)	3,000,000	3,000,000
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	458,757
Louisville/Jefferson County Metropolitan Government, 4.000%, 11/15/2017	1,000,000	1,060,990

		7,799,513
Louisiana - 3.1%
City of Bossier City, 2.000%, 10/1/2016	135,000	136,704
City of New Orleans, 4.000%, 6/1/2016	300,000	304,983
Deutsche Bank Spears/Lifers Trust, 0.180%, 10/1/2040, Call 10/1/2020 (6) (7) (9)	7,000,000	7,000,000
East Baton Rouge Sewerage Commission, 0.635%, 8/1/2018, Call 2/1/2018 (9)	6,355,000	6,378,577
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	1,175,000	1,177,761
Louisiana Public Facilities Authority, 0.260%, 7/1/2021, Call 12/3/2015 (9)	1,665,000	1,665,000
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2017, Call 6/1/2016	200,000	204,600
Parish of St. James, 0.350%, 11/1/2040, Call 12/1/2015 (9)	4,000,000	4,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	110,000	110,000
State of Louisiana, 0.605%, 5/1/2018, Call 11/1/2017 (9)	2,500,000	2,505,650

		23,483,275
Maryland - 0.0%
Maryland Community Development Administration:
4.100%, 9/1/2016	60,000	61,594
4.300%, 9/1/2017, Call 3/1/2017	75,000	78,262

		139,856
Massachusetts - 0.2%
Commonwealth of Massachusetts, 0.680%, 11/1/2018, Call 11/1/2017 (9)	750,000	751,650
Massachusetts Bay Transportation Authority, 6.200%, 3/1/2016	35,000	35,519
Massachusetts Development Finance Agency, 0.490%, 1/29/2020, Call 8/1/2019 (9)	500,000	496,530
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.140%, 7/1/2018, Call 12/1/2015 (9) (13)	300,000	288,250

		1,571,949
Michigan - 3.1%
Bay De Noc Community College District, XLCA, 4.000%, 5/1/2016	315,000	319,089

Brownfield Redevelopment Authorities, NATL-RE, 4.000%, 11/1/2017, Call 11/1/2016	100,000	103,056
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2016	1,670,000	1,699,759
Chippewa Hills School District, Q-SBLF:
4.000%, 5/1/2016	685,000	694,542
4.000%, 5/1/2017	735,000	765,708
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	271,408
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	109,692
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2021, Call 12/31/2015	1,500,000	1,504,725
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 12/31/2015	300,000	300,489
City of Wyandotte, AGC, 4.000%, 10/1/2016	215,000	221,497
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 12/31/2015	100,000	100,367
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	625,000	633,606
4.000%, 5/1/2016	1,490,000	1,510,517
4.000%, 5/1/2017	985,000	1,026,439
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2016	310,000	314,538
3.000%, 7/1/2017	320,000	330,400
4.000%, 7/1/2016	180,000	183,672
4.000%, 7/1/2017	255,000	267,273
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	76,091
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	209,454
Michigan Finance Authority:
4.000%, 6/1/2017	100,000	103,185
5.000%, 7/1/2016	1,000,000	1,022,510
5.000%, 7/1/2016	2,000,000	2,047,360
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	32,347
Michigan State Building Authority, AGC FGIC:
0.000%, 10/15/2018, Call 10/15/2016	30,000	27,330
0.000%, 10/15/2018, Call 10/15/2016	135,000	123,019
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,723,203
Newaygo County Regional Educational Service Agency, 2.000%, 5/1/2016	75,000	75,344
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	263,757
Star International Academy:
3.150%, 3/1/2016	130,000	130,378
3.400%, 3/1/2017	375,000	378,274
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,252,707
4.000%, 5/1/2020, Call 12/31/2015	785,000	787,127
4.000%, 5/1/2021, Call 12/31/2015	600,000	601,128
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	925,689
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	268,872
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,117,261
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2016	110,000	111,532
4.000%, 5/1/2017	245,000	255,447
4.000%, 5/1/2018	215,000	230,061
4.000%, 5/1/2019	175,000	191,020
Zeeland Public Schools:
4.000%, 5/1/2016	300,000	304,242
4.000%, 5/1/2017	500,000	521,250

		23,135,365
Minnesota - 1.1%
Brooklyn Center Independent School District No. 286, NATL-RE, 4.250%, 2/1/2016	300,000	301,959
City of Crosslake, 2.000%, 12/1/2016	335,000	337,476
City of Hayward, 2.750%, 11/1/2017, Call 5/1/2017	2,000,000	1,999,240
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	2,000,000	1,999,580
City of Winona, 2.300%, 7/1/2016	500,000	501,860
St. Cloud Independent School District No. 742:
1.000%, 2/1/2016	230,000	230,280
1.250%, 2/1/2017	170,000	171,039
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 6/1/2016	3,000,000	3,000,000

		8,541,434
Mississippi - 2.1%
City of D’Iberville, 2.000%, 4/1/2016	265,000	265,541
Mississippi Business Finance Corp.:

0.400%, 5/1/2037, Call 5/1/2016 (9)	6,000,000	5,997,300
0.950%, 12/1/2036, Call 12/1/2015 (9)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	326,160
Mississippi Hospital Equipment & Facilities Authority, 0.750%, 1/7/2016 (9)	800,000	800,016

		15,389,017
Missouri - 0.6%
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	360,000	370,242
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	90,000
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	185,000	187,729
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	413,540
Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	302,382
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	280,000	295,053
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.018%, 12/1/2022, Call 12/1/2015 (9) (13)	1,750,000	1,629,152
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,000,000	1,002,180

		4,290,278
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,190,980
Nevada - 0.3%
State of Nevada:
5.000%, 6/1/2017	475,000	505,457
5.000%, 12/1/2017	550,000	595,045
County of Clark, 5.000%, 7/1/2017	1,260,000	1,343,412

		2,443,914
New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	765,608
New Jersey - 8.6%
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	1,500,000	1,524,330
City of Margate City, 5.000%, 2/1/2018	200,000	216,520
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,683,419
Deutsche Bank Spears/Lifers Trust, 0.220%, 3/1/2034 (6) (7) (9)	11,920,000	11,920,000
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 12/1/2015 (9)	6,765,000	6,765,000
0.320%, 11/1/2040, Call 12/1/2015 (9)	5,875,000	5,875,000
0.320%, 11/1/2040, Call 12/1/2015 (9)	4,800,000	4,800,000
0.740%, 2/1/2017, Call 8/1/2016 (9)	3,225,000	3,181,301
1.810%, 2/1/2018, Call 8/1/2017 (9)	500,000	497,605
2.035%, 2/1/2018, Call 8/1/2017 (9)	1,750,000	1,754,515
5.000%, 6/15/2017	250,000	261,153
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	129,083
New Jersey Health Care Facilities Financing Authority:
0.270%, 7/1/2028, Call 12/2/2015 (9)	400,000	400,000
0.320%, 7/1/2038, Call 12/1/2015 (9)	3,900,000	3,900,000
0.570%, 7/1/2018, Call 12/1/2015 (9)	100,000	100,000
3.250%, 7/1/2016	515,000	522,555
New Jersey Health Care Facilities Financing Authority, AGC, 0.400%, 7/1/2038, Call 7/1/2019 (6) (7) (9)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	183,877
New Jersey State Turnpike Authority, 0.562%, 1/1/2017, Call 7/1/2016 (9)	5,000,000	4,999,350
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,771,350
5.000%, 12/15/2017	1,200,000	1,260,324
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	275,005
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	144,675
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,513,922
New Jersey Turnpike Authority, 0.690%, 1/1/2018, Call 7/1/2017 (9)	200,000	197,496
Newark Housing Authority, 4.000%, 12/1/2017	100,000	105,137

		64,984,519
New Mexico - 0.7%
New Mexico Municipal Energy Acquisition Authority, 0.879%, 8/1/2019, Call 2/1/2019 (9)	5,500,000	5,474,425
New York - 6.0%
Albany Capital Resource Corp.:
2.000%, 12/1/2015	170,000	170,000

3.000%, 12/1/2016	175,000	178,806
3.000%, 12/1/2017	115,000	119,299
Albany Industrial Development Agency, 0.390%, 7/1/2032, Call 12/3/2015 (9)	1,340,000	1,340,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (9)	775,000	775,000
City of New York:
0.410%, 8/1/2027, Call 10/3/2016 (9)	1,070,000	1,066,480
0.440%, 8/1/2026, Call 12/1/2015 (9) (13)	50,000	50,000
5.000%, 8/1/2017	250,000	267,547
City of New York, AGC, 0.460%, 10/1/2021, Call 12/7/2015 (9) (13)	100,000	100,000
City of New York, AGM, 0.270%, 11/1/2026 (9)	5,000,000	5,000,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	310,785
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,618,768
4.000%, 9/1/2016	95,000	97,381
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	106,489
County of Rockland, 5.000%, 3/1/2016	350,000	353,850
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,048,910
Long Island Power Authority, 0.785%, 11/1/2018, Call 5/1/2018 (9)	1,600,000	1,603,056
Metropolitan Transportation Authority, AGM:
0.450%, 11/1/2022, Call 12/2/2015 (9) (13)	3,600,000	3,471,646
0.463%, 11/1/2022, Call 12/24/2015 (9) (13)	3,050,000	2,941,472
0.733%, 5/15/2018, Call 11/15/2017 (9)	4,650,000	4,639,723
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC:
0.536%, 1/1/2030, Call 12/11/2015 (9) (13)	100,000	92,742
0.637%, 1/1/2030, Call 12/3/2015 (9) (13)	800,000	741,244
New York Local Government Assistance Corp., AGM, 5.250%, 4/1/2016	530,000	538,798
New York State Dormitory Authority:
5.000%, 3/15/2017	750,000	792,315
5.000%, 7/1/2017	960,000	1,021,210
New York State Energy Research & Development Authority, 0.159%, 4/1/2020, Call 12/9/2015 (9) (13)	145,000	137,411
New York State Energy Research & Development Authority, NATL-RE, 0.159%, 12/1/2020, Call 12/1/2015 (9) (13)	7,350,000	6,940,032
Oswego City School District, SAW, 1.000%, 4/21/2016	5,950,000	5,961,007
Rensselaer County Industrial Development Agency, 0.220%, 10/30/2035, Call 12/1/2015 (9)	480,000	480,000
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 12/3/2015 (9) (13)	1,930,000	1,866,580
0.120%, 2/13/2032, Call 12/3/2015 (9) (13)	1,595,000	1,457,658
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	69,335
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	103,138

		45,460,682
North Carolina - 0.3%
North Carolina Medical Care Commission, 0.330%, 6/1/2029, Call 6/1/2020 (6) (7) (9)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 0.879%, 12/1/2017, Call 6/1/2017 (9)	925,000	925,629

		1,925,629
North Dakota - 1.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2016	520,000	526,271
4.000%, 5/1/2017	545,000	563,252
4.000%, 5/1/2018	565,000	592,691
4.000%, 5/1/2019	590,000	624,904
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	1,650,000	1,650,429
City of Grand Forks, 5.000%, 12/15/2017	850,000	920,958
City of Williston, 5.000%, 5/1/2016	255,000	259,845
City of Williston, AGM, 2.650%, 11/1/2020, Call 12/31/2015	1,865,000	1,866,045
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	650,000	659,893
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2015	2,305,000	2,326,252

		9,990,540
Ohio - 3.1%
City of Cleveland, AMBAC, 5.000%, 1/1/2016	220,000	220,807
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	275,000
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	4,987,800
County of Richland, AGM, 1.500%, 12/1/2015	130,000	130,000
Lancaster Port Authority, 0.849%, 8/1/2019, Call 2/1/2019 (9)	5,000,000	4,979,000

Middletown City School District, 2.000%, 7/8/2016	1,090,000	1,093,968
Montpelier Exempted Village School District, 0.000%, 12/1/2015	145,000	145,000
Painesville City Local School District, 0.000%, 12/1/2016	840,000	831,709
State of Ohio:
0.320%, 1/15/2045, Call 12/1/2015 (9)	5,000,000	5,000,000
0.340%, 1/15/2045, Call 12/1/2015 (9)	5,500,000	5,500,000

		23,163,284
Oklahoma - 0.1%
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	485,000	484,399
Oregon - 0.4%
Oregon State Facilities Authority, 0.240%, 9/30/2016 (9)	2,150,000	2,144,259
Port of Morrow:
2.000%, 6/1/2016	200,000	200,914
2.000%, 6/1/2017	75,000	75,853
2.000%, 6/1/2017	200,000	203,108
2.000%, 6/1/2018	70,000	70,545

		2,694,679
Pennsylvania - 6.4%
Bethlehem Area School District, SAW, 0.565%, 1/1/2018, Call 7/1/2017 (9)	3,075,000	3,078,782
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.700%, 9/15/2016	180,000	180,140
1.500%, 9/15/2017	185,000	186,565
Butler County Hospital Authority:
0.220%, 10/1/2032, Call 12/1/2015 (9)	10,645,000	10,645,000
0.220%, 10/1/2042, Call 12/1/2015 (9)	1,570,000	1,570,000
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,056,921
Cumberland County Municipal Authority, RADIAN, 5.000%, 12/1/2015	150,000	150,000
Hanover Area School District, AGM SAW, 3.750%, 2/1/2016	830,000	834,466
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	184,999
Lehigh County General Purpose Authority:
0.220%, 5/15/2021, Call 12/1/2015 (9)	1,720,000	1,720,000
3.000%, 11/1/2016	455,000	464,946
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,038,890
Mount Pleasant Area School District, 0.000%, 5/15/2017	965,000	949,637
North Penn Water Authority, 0.629%, 11/1/2019, Call 5/1/2019 (9)	2,000,000	1,998,320
Pennsylvania Economic Development Financing Authority, 4.000%, 3/1/2016	500,000	504,480
Pennsylvania Higher Educational Facilities Authority, 1.200%, 11/1/2017 (9)	2,300,000	2,294,365
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	307,050
Pennsylvania Higher Educational Facilities Authority, XLCA, 5.000%, 7/1/2017, Call 12/23/2015	545,000	546,750
Pennsylvania Turnpike Commission:
0.460%, 12/1/2017, Call 6/1/2017 (9)	560,000	556,214
0.610%, 12/1/2017, Call 6/1/2017 (9)	100,000	99,614
0.690%, 12/1/2018, Call 6/1/2018 (9)	6,000,000	5,968,500
0.890%, 12/1/2020, Call 6/1/2020 (9)	1,800,000	1,785,006
1.160%, 12/1/2019, Call 6/1/2019 (9)	2,225,000	2,238,995
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	636,618
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,317,738
Philadelphia Gas Works Co., AMBAC, 5.000%, 10/1/2016	345,000	357,161
Pittsburgh Public Parking Authority, NATL-RE, 5.000%, 12/1/2020, Call 12/1/2015	1,815,000	1,815,000
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	725,000
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	253,985
Scranton School District, SAW, 1.131%, 4/2/2018, Call 10/2/2017 (9)	3,000,000	3,008,100
University Area Joint Authority, 0.410%, 11/1/2017, Call 5/1/2017 (9)	1,070,000	1,070,717
Wayne Highlands School District, BAM:
2.000%, 4/1/2016	360,000	361,800
3.000%, 4/1/2017	120,000	123,383

		48,029,142
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	101,943
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	265,018
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	385,000	367,221
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	40,000	38,153

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2016	500,000	498,005
5.000%, 7/1/2018	300,000	306,567

		1,576,907
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,060,560
South Carolina - 0.3%
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	1,560,000	1,560,000
South Carolina State Public Service Authority, NATL-RE, 5.000%, 1/1/2022, Call 1/1/2016	340,000	341,272

		1,901,272
Tennessee - 0.2%
Chattanooga Health Educational & Housing Facility Board, 5.000%, 10/1/2017	500,000	534,430
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	518,012
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	165,000	172,265

		1,224,707
Texas - 9.0%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	2,000,000	1,998,180
Central Texas Regional Mobility Authority, 3.000%, 1/4/2016, Call 12/15/2015 (9)	3,000,000	3,002,850
City of Houston:
0.760%, 6/1/2017, Call 12/1/2016 (9)	300,000	300,129
4.000%, 9/1/2017	200,000	210,490
City of Irving, 2.000%, 8/15/2016	140,000	141,249
City of Lewisville, AGM:
2.000%, 9/1/2016	325,000	328,032
2.000%, 9/1/2017	335,000	339,901
4.000%, 9/1/2018	340,000	363,429
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	491,742
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	388,918
County of Jones, 4.000%, 9/1/2016	165,000	169,285
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,074,230
Denton Independent School District, PSF, 2.000%, 8/1/2016 (9)	250,000	252,355
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	201,434
2.000%, 9/1/2017	200,000	204,394
Fort Bend County Municipal Utility District No. 151, MAC:
2.000%, 9/1/2016	165,000	166,417
2.000%, 9/1/2017	180,000	182,383
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016	180,000	181,478
2.000%, 9/1/2017	340,000	344,325
Gainesville Hospital District, AMBAC, 4.000%, 8/15/2016	100,000	102,385
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (9)	700,000	700,553
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	342,615
Gulf Coast Industrial Development Authority, 0.650%, 11/1/2019, Call 12/1/2015 (9)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.410%, 6/1/2016 (9)	1,000,000	1,000,760
Harris County Municipal Utility District No. 165, BAM, 2.000%, 3/1/2016	125,000	125,418
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	101,882
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,174,141
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	203,092
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	243,043
6.000%, 1/1/2020, Call 1/1/2018	30,000	32,861
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	302,709
Northside Independent School District, PSF:
1.200%, 8/1/2017 (9)	90,000	90,340
2.125%, 8/1/2020, Call 2/1/2016 (9)	1,980,000	1,984,970
Panhandle-Plains Higher Education Authority, Inc., 1.126%, 10/1/2020, Call 12/1/2015 (9)	90,000	90,756
Port of Port Arthur Navigation District:
0.180%, 12/1/2039, Call 12/1/2015 (9)	9,700,000	9,700,000
0.180%, 4/1/2040, Call 12/1/2015 (9)	1,250,000	1,250,000
0.180%, 11/1/2040, Call 12/1/2015 (9)	10,000,000	10,000,000
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	379,793

Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,549,492
4.000%, 9/1/2017	550,000	577,379
5.000%, 10/1/2017	1,025,000	1,101,199
5.250%, 8/15/2028, Call 8/15/2018	230,000	255,450
Tender Option Bond Trust Receipts/Certificates, 0.290%, 7/1/2021 (6) (7) (9)	8,500,000	8,500,000
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	150,000	150,246
Texas Municipal Gas Acquisition & Supply Corp. II:
0.480%, 9/15/2017 (9)	100,000	99,159
0.926%, 9/15/2017 (9)	1,650,000	1,642,954
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,502,415
Texas Transportation Commission, 0.230%, 4/1/2026, Call 12/1/2015 (9)	9,000,000	9,000,000
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	387,699
0.000%, 11/1/2017	250,000	245,140
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	258,098

		67,785,770
Utah - 0.2%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,772,187
Vermont - 0.0%
City of Burlington, AGM, 5.000%, 7/1/2016	125,000	127,946
Virginia - 0.2%
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,309,891
Washington - 0.7%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	337,337
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,469,559
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	559,655
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6) (7)	600,000	602,358
Washington Higher Education Facilities Authority, 5.000%, 10/1/2016	1,000,000	1,030,600

		4,999,509
West Virginia - 0.0%
Berkeley County Building Commission:
3.000%, 9/1/2016	140,000	142,755
3.000%, 9/1/2017	50,000	51,973

		194,728
Wisconsin - 1.5%
City of Edgerton, 1.750%, 6/1/2017, Call 6/1/2016	1,925,000	1,932,488
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	102,544
City of Weyauwega, 1.500%, 8/1/2016, Call 2/1/2016	2,840,000	2,840,199
County of Langlade:
2.000%, 10/1/2016	350,000	353,748
2.000%, 10/1/2017	365,000	369,927
2.000%, 10/1/2018	100,000	101,295
Raymond School District No. 14, 3.000%, 4/1/2016	75,000	75,658
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,692,383
Town of Somers:
4.000%, 8/1/2016	400,000	407,536
4.000%, 8/1/2017	435,000	453,644
Wisconsin Center District:
3.000%, 12/15/2015	200,000	200,134
3.000%, 12/15/2016	615,000	624,742
3.000%, 12/15/2017	635,000	648,227
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	134,968
Wisconsin Health & Educational Facilities Authority:
2.250%, 5/1/2016	100,000	100,158
3.000%, 8/15/2016	320,000	324,742
3.000%, 8/15/2017	410,000	420,836
3.300%, 10/1/2016	50,000	51,126
5.000%, 9/1/2016	375,000	386,520
5.000%, 8/15/2021, Call 8/15/2018	150,000	165,096

		11,385,971

Total Municipals (identified cost $744,604,508)		744,747,731

Mutual Funds - 0.3%

New York - 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 0.630%, 10/1/2017, Call 12/31/2015 (6) (7) (9)	2,000,000	2,000,440

Total Mutual Funds (identified cost $2,000,000)		2,000,440

Short-Term Investments - 1.2%

Mutual Funds - 0.2%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	1,592,403	1,592,403

Short-Term Municipals - 1.0%

Georgia - 0.0%
Private Colleges & Universities Authority, 3.000%, 10/1/2016	$150,000	152,639
Illinois - 0.1%
Village of Gilberts, BAM, 1.000%, 3/1/2016	180,000	180,025
Village of Lyons, AGM, 4.000%, 12/1/2015	300,000	300,000

		480,025

New Jersey - 0.0%
New Jersey Educational Facilities Authority, 2.000%, 7/1/2016	200,000	201,682
New York - 0.6%
City of Glens Falls, 1.500%, 11/23/2016, Call 2/25/2016	2,000,000	2,003,300
Nassau Health Care Corp., 2.250%, 1/15/2016	2,250,000	2,252,857

		4,256,157

Ohio - 0.2%
City of Garfield Heights, 1.500%, 6/22/2016	300,000	301,074
Sylvania City School District, BAM, 2.000%, 12/1/2015	1,545,000	1,545,000

		1,846,074

Wisconsin - 0.1%
City of Juneau, 2.000%, 3/1/2016	565,000	566,441

Total Short-Term Municipals		7,503,018

Total Short-Term Investments (identified cost $9,095,404)		9,095,421

Total Investments - 100.5% (identified cost $755,699,912)		755,843,592
Other Assets and Liabilities - (0.5)%		(3,735,066)

Total Net Assets - 100.0%		$752,108,526

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.1%

Alabama - 0.2%
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	$100,000	$103,364
County of Jefferson, AGM, 0.389%, 2/1/2042, Call 12/10/2015 (9)	259,832	215,538

		318,902
Alaska - 0.6%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	108,767
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	208,108
City of Valdez, 5.000%, 1/1/2021	500,000	573,640

		890,515
Arizona - 2.0%
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (9)	250,000	256,830
1.860%, 2/5/2020, Call 8/9/2019 (9)	250,000	256,830
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	137,823
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	530,979
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,103
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6) (7)	185,000	184,292
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	97,924
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (15)	100,000	113,060
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	274,640
Prescott Valley Municipal Property Corp., AMBAC, 3.750%, 1/1/2018, Call 1/1/2016	250,000	250,510
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	31,136
Scottsdale Industrial Development Authority, FSA, 0.700%, 9/1/2045, Call 12/1/2015 (9) (13)	575,000	575,000

		2,736,127
Arkansas - 0.8%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	270,000	269,803
City of Hot Springs, 5.000%, 12/1/2020	245,000	282,541
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	151,840
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	200,000	200,282
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	50,000	50,094
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	103,444

		1,058,004
California - 8.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	565,300
Bay Area Toll Authority, 1.110%, 4/1/2024, Call 10/1/2023 (9)	500,000	495,195
BB&T Municipal Trust, 0.810%, 11/15/2019 (6) (7) (9)	500,000	502,035
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 12/17/2015	100,000	100,190
California Health Facilities Financing Authority, NATL-RE:
0.015%, 7/15/2018, Call 12/17/2015 (9) (13)	100,000	97,202
0.138%, 7/1/2022, Call 12/1/2015 (9) (13)	500,000	482,438
California Housing Finance Agency, AGM GO, 0.393%, 2/1/2037, Call 12/3/2015 (9) (13)	10,000	9,083
California Housing Finance Agency, NATL-RE GO, 0.471%, 8/1/2038, Call 12/3/2015 (9) (13) (14)	5,000	4,472
California State Public Works Board:
5.000%, 4/1/2020	320,000	369,664
5.000%, 11/1/2020, Call 11/1/2019	35,000	39,779
5.125%, 10/1/2022, Call 10/1/2019	245,000	278,501
California Statewide Communities Development Authority, 3.500%, 11/1/2018	100,000	100,500
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	205,460
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	505,415
California Statewide Communities Development Authority, NATL-RE, 0.502%, 4/1/2028 (9) (13)	75,000	67,146
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	776,459

Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	257,343
City of Redding, NATL-RE, 0.245%, 7/1/2022 (9) (13)	150,000	141,336
Contra Costa Transportation Authority, 0.499%, 12/15/2015 (9)	150,000	149,978
County of San Joaquin, 4.000%, 4/1/2019	225,000	244,181
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	180,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	531,670
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 12/31/2015	50,000	50,673
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.521%, 7/1/2027, Call 1/4/2016 (9) (13)	150,000	150,000
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	533,205
Mendota Unified School District, 0.000%, 8/1/2018, Call 12/31/2015	350,000	322,458
Northern California Gas Authority No. 1:
0.818%, 7/1/2017 (9)	70,000	69,786
0.848%, 7/1/2019 (9)	1,040,000	1,027,250
Northern California Transmission Agency, NATL-RE:
0.497%, 5/1/2024, Call 12/1/2015 (9) (13)	200,000	190,564
0.522%, 5/1/2024, Call 12/3/2015 (9) (13)	50,000	47,702
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 12/31/2015	340,000	344,597
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	457,553
State of California:
0.834%, 12/1/2017, Call 6/1/2017 (9)	250,000	250,463
0.910%, 5/1/2018, Call 11/1/2017 (9)	180,000	180,925
0.964%, 12/3/2018, Call 6/1/2018 (9)	610,000	614,404
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	213,418
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 1/1/2016 (9)	295,000	295,640
3.200%, 6/1/2020, Call 1/1/2016 (9)	245,000	245,407

		11,097,392
Colorado - 3.8%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	183,664
6.000%, 5/1/2019	178,000	198,369
City of Burlington, 3.000%, 11/1/2019	100,000	102,151
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6) (7)	590,000	587,079
3.000%, 10/1/2017	380,000	391,837
3.000%, 11/15/2017	200,000	207,508
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (9)	400,000	400,072
4.000%, 12/1/2018	250,000	264,687
4.500%, 2/1/2019	250,000	265,100
5.000%, 6/1/2016	55,000	56,160
County of Montrose:
4.000%, 12/1/2018	175,000	186,281
4.000%, 12/1/2019	200,000	214,884
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 12/1/2016	275,000	285,747
5.000%, 12/1/2020, Call 12/1/2016	250,000	259,490
E-470 Public Highway Authority, 1.190%, 8/31/2017, Call 3/1/2017 (9)	550,000	552,018
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	55,000	56,612
5.000%, 9/1/2017, Call 9/1/2016	300,000	309,672
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	569,245
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	136,889

		5,227,465
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	159,882
State of Connecticut:
0.890%, 8/15/2018 (9)	250,000	253,557
0.930%, 5/15/2018 (9)	150,000	152,123
0.930%, 9/15/2019 (9)	115,000	115,045

		680,607
Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	160,000	166,322

Florida - 7.3%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	567,655
5.000%, 4/1/2021	400,000	461,880
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	52,527
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	51,138
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	189,840
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (9)	30,000	30,000
City of Margate, AGM, 4.375%, 7/1/2019, Call 12/31/2015	50,000	50,139
City of Miami Gardens, 3.000%, 7/1/2017	250,000	258,525
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	342,070
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	28,648
Columbia County School Board:
5.000%, 7/1/2019	920,000	1,027,318
5.000%, 7/1/2021	400,000	463,720
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	253,827
County of Broward, 5.000%, 10/1/2020	100,000	116,900
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	103,270
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	53,113
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	348,915
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	310,000	317,772
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	90,000	94,007
Florida Municipal Power Agency, AMBAC, 0.184%, 10/1/2027, Call 12/2/2015 (9) (13)	575,000	516,531
Florida Municipal Power Agency, NATL-RE FGIC, 0.212%, 10/1/2027 (9) (13)	25,000	22,664
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	207,304
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,609
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	327,384
5.000%, 5/1/2019	225,000	252,367
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	109,315
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	359,569
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	51,479
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	70,000	72,392
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	318,912
Pinellas County Health Facilities Authority, NATL-RE, 0.236%, 11/15/2023, Call 12/1/2015 (9) (13)	200,000	187,126
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,133,430
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6) (7)	250,000	272,615
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	72,694
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	520,770
5.000%, 7/1/2020	235,000	262,199
5.000%, 7/1/2020	300,000	336,384
Tampa Bay Water:
5.000%, 10/1/2017	15,000	16,144
5.000%, 10/1/2017	25,000	26,906
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	236,116

		10,160,174
Georgia - 2.9%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	563,880
Burke County Development Authority, AGM, 0.405%, 1/1/2024, Call 12/31/2015 (9) (13)	410,000	389,374
City of Atlanta:
1.655%, 11/1/2018, Call 5/1/2018 (9)	250,000	255,377
6.000%, 11/1/2029, Call 11/1/2019	290,000	344,250
County of DeKalb, 5.000%, 10/1/2020	150,000	174,359
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	480,514
Effingham County Industrial Development Authority, 0.220%, 2/1/2038, Call 12/1/2015 (9)	500,000	500,000
Fulton County Development Authority:
4.000%, 3/15/2016	50,000	50,505
5.000%, 3/15/2016	150,000	151,938
Gainesville & Hall County Hospital Authority, 0.960%, 2/18/2020, Call 8/22/2019 (9)	350,000	350,105
Heard County Development Authority, AGM, 0.405%, 1/1/2024, Call 12/31/2015 (9) (13)	25,000	23,615
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	165,000	166,983
5.250%, 9/15/2018	100,000	110,125

Monroe County Development Authority, AGM, 0.338%, 1/1/2020, Call 12/10/2015 (9) (13)	500,000	473,094

		4,034,119
Idaho - 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	171,838
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	84,094

		255,932
Illinois - 12.7%
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (9)	1,000,000	995,540
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	222,510
5.000%, 1/1/2021, Call 1/1/2018	100,000	107,924
5.000%, 1/1/2022	100,000	117,400
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	115,116
City of Chicago:
5.000%, 1/1/2018	50,000	51,999
5.000%, 1/1/2021	840,000	938,692
City of Chicago, AGM, 5.000%, 1/1/2022, Call 12/31/2015	100,000	100,355
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 12/31/2015	50,000	50,139
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	181,601
City of Springfield, 5.000%, 3/1/2016	350,000	353,804
City of Waukegan, 5.000%, 12/30/2020	250,000	284,595
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	519,030
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (15)	50,000	52,112
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,764
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	152,191
0.000%, 12/1/2019	100,000	85,703
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	106,340
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,141,890
County of Cook, 5.000%, 11/15/2020, Call 11/15/2019	250,000	273,167
County of St. Clair, NATL-RE FGIC, 0.000%, 10/1/2016	485,000	481,013
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	51,815
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	337,974
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	583,211
Illinois Finance Authority:
2.500%, 5/15/2018	150,000	150,105
4.000%, 10/1/2018	275,000	290,119
5.000%, 8/15/2016	195,000	199,717
5.000%, 7/1/2017	250,000	262,305
5.000%, 2/15/2018	40,000	43,054
5.000%, 11/15/2022	555,000	645,698
5.500%, 8/15/2018	100,000	108,491
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,220
0.000%, 1/1/2018	55,000	53,451
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 12/31/2015	190,000	190,593
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	339,025
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,173,980
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	52,702
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	231,762
Lake County Forest Preserve District, 0.706%, 12/15/2020 (9)	300,000	297,840
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	96,405
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	26,804
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	200,000	200,986
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	427,500
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	51,082
5.000%, 6/1/2018	40,000	43,364
6.250%, 6/1/2024, Call 6/1/2016	200,000	205,328

Rock Island County Public Building Commission, 3.700%, 12/1/2018	275,000	276,961
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	262,350
State of Illinois:
3.875%, 9/1/2017	100,000	103,967
5.000%, 5/1/2017	250,000	262,350
5.000%, 4/1/2020	100,000	109,075
State of Illinois, AGM, 4.500%, 9/1/2020, Call 12/31/2015	100,000	100,076
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	32,106
Town of Cicero, 5.000%, 1/1/2020	500,000	553,075
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	258,485
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	149,782
Village of Bensenville, CIFG, 5.000%, 4/1/2016	150,000	151,437
Village of Maywood, 4.000%, 1/1/2017	500,000	507,705
Village of Oak Lawn, NATL-RE, 3.850%, 12/1/2017, Call 12/31/2015	480,000	480,874
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	461,047
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	209,258
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,188,055
Will County School District No. 88A Richland, 1.100%, 1/1/2017	60,000	60,076
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	24,353

		17,690,448
Indiana - 3.1%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	510,974
City of Whiting, 1.850%, 10/1/2019 (9)	1,000,000	1,004,050
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	182,282
County of Lake:
2.000%, 7/15/2017	245,000	244,765
2.000%, 1/15/2018	520,000	527,899
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	158,213
Indiana Finance Authority:
2.200%, 2/1/2016, Call 12/31/2015	200,000	200,230
4.000%, 10/1/2017	250,000	263,640
5.000%, 5/1/2020	100,000	113,966
5.000%, 8/15/2020	250,000	279,807
5.250%, 10/1/2022, Call 10/1/2021	150,000	178,323
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	115,110
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	281,667
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 12/31/2015	255,000	255,648

		4,316,574
Kansas - 0.6%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	483,323
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	91,754
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	224,026

		799,103
Kentucky - 0.6%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	594,275
Kentucky Asset Liability Commission, NATL-RE, 0.620%, 11/1/2017 (9)	55,000	54,642
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	125,000	129,560
Kentucky State Property & Building Commission, 5.375%, 11/1/2023, Call 11/1/2018	25,000	27,916

		806,393
Louisiana - 1.0%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	459,640
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	75,000	75,176
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.835%, 8/1/2018, Call 2/1/2018 (9)	450,000	455,540
4.000%, 8/1/2016	180,000	183,994
Louisiana Public Facilities Authority, AMBAC, 0.245%, 9/1/2027, Call 12/1/2015 (9) (13)	50,000	44,263
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	106,669
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	127,490

		1,452,772
Maine - 0.2%
City of Portland:
4.000%, 7/1/2019	130,000	139,212

4.000%, 7/1/2020	110,000	118,676

		257,888
Maryland - 0.3%
City of Baltimore, 0.135%, 7/1/2037, Call 12/2/2015 (9) (13)	25,000	21,941
City of Baltimore, NATL-RE, 0.154%, 7/1/2020 (9) (13)	50,000	48,224
Howard County Housing Commission, 1.260%, 7/1/2018, Call 1/1/2018 (9)	150,000	150,103
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	156,525
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	65,000	66,897

		443,690
Massachusetts - 0.6%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.135%, 12/1/2030, Call 12/3/2015 (9) (13)	100,000	92,250
Massachusetts Development Finance Agency, 4.000%, 4/15/2020	500,000	534,895
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	101,008
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.140%, 7/1/2018, Call 12/1/2015 (9) (13)	100,000	96,083

		824,236
Michigan - 5.7%
Charter Township of Canton, AGM, 5.000%, 4/1/2020, Call 4/1/2017	200,000	210,524
City of Ann Arbor, AMBAC, 4.500%, 3/1/2020, Call 3/1/2016	400,000	403,880
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	25,541
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	104,652
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	219,384
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	101,902
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	106,192
5.000%, 10/1/2018	200,000	218,316
5.000%, 10/1/2019	250,000	276,232
County of Allegan, 3.000%, 5/1/2018	150,000	156,872
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	242,194
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 12/31/2015	40,000	40,090
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	685,208
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	25,453
Kalamazoo Hospital Finance Authority, 4.000%, 5/15/2016	55,000	55,806
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	172,171
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	271,603
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	741,320
Michigan State Building Authority, AGC FGIC:
0.000%, 10/15/2021, Call 10/15/2016	135,000	106,246
0.000%, 10/15/2021, Call 10/15/2016	115,000	89,876
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	208,050
5.000%, 11/15/2020, Call 11/15/2019	520,000	586,560
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	40,000	42,141
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	385,000	402,602
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	218,080
Romulus Community Schools, AGM:
3.000%, 11/1/2016	110,000	111,668
4.000%, 11/1/2017	100,000	105,040
State of Michigan:
5.000%, 11/1/2019	1,000,000	1,145,990
5.500%, 11/1/2021, Call 5/1/2019	300,000	344,178
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/31/2015	270,000	270,508
Wayne County Airport Authority, 5.000%, 12/1/2022	200,000	234,282

		7,922,561
Minnesota - 0.6%
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.015%, 11/15/2017, Call 12/22/2015 (9) (13)	100,000	98,553
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	500,000	499,895
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	165,000	170,301
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	53,964

		822,713

Mississippi - 1.3%
City of D’Iberville, 2.125%, 4/1/2017	190,000	191,279
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 12/10/2015	50,000	50,048
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 12/1/2015 (9)	500,000	500,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	175,200
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	495,710
Mississippi Development Bank, AMBAC, 4.375%, 8/1/2021, Call 8/1/2016	50,000	50,386
State of Mississippi, 0.540%, 9/1/2017, Call 3/1/2017 (9)	295,000	295,100

		1,757,723
Missouri - 2.3%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	250,000	248,983
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	45,000	46,108
4.000%, 2/1/2018	255,000	265,618
5.000%, 2/1/2024, Call 2/1/2021	250,000	273,357
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.228%, 6/1/2020, Call 12/1/2015 (9) (13)	50,000	48,208
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	320,000	337,203
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.018%, 12/1/2022, Call 12/1/2015 (9) (13)	805,000	749,410
St. Joseph Industrial Development Authority, AMBAC, 0.138%, 12/10/2026, Call 12/3/2015 (9) (13)	125,000	115,717
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	600,000	601,308
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	461,367

		3,147,279
Nebraska - 0.2%
Central Plains Energy Project, 0.717%, 12/1/2017 (9)	310,000	306,296
Nevada - 0.9%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	109,123
5.000%, 6/15/2023, Call 6/15/2017	175,000	190,937
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 12/1/2015 (9)	1,000,000	1,000,000

		1,300,060
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	269,240
New Jersey - 3.4%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	670,666
New Jersey Economic Development Authority, 2.035%, 2/1/2018, Call 8/1/2017 (9)	250,000	250,645
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	22,215
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2016	15,000	15,394
5.125%, 7/1/2019, Call 7/1/2018	130,000	142,704
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	435,000	466,842
5.000%, 12/1/2017	370,000	395,504
5.000%, 6/1/2018	100,000	107,784
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 12/16/2015	200,000	200,222
New Jersey State Turnpike Authority, NATL-RE:
0.138%, 1/1/2030, Call 12/3/2015 (9) (13)	500,000	457,091
0.138%, 1/1/2030, Call 12/4/2015 (9) (13)	25,000	22,855
0.161%, 1/1/2030, Call 12/1/2015 (9) (13)	25,000	22,854
0.245%, 1/1/2030, Call 12/3/2015 (9) (13)	100,000	91,418
0.245%, 1/1/2030, Call 12/1/2015 (9) (13)	25,000	22,854
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (9)	475,000	453,278
4.000%, 12/15/2019	75,000	78,089
5.000%, 6/15/2019	150,000	160,923
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.250%, 12/15/2019	250,000	278,763
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	321,501
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	149,298
5.500%, 12/15/2020	10,000	11,155
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	31,746

Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	91,902
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	205,696

		4,671,399
New Mexico - 1.6%
City of Farmington, 1.875%, 4/1/2020 (9)	1,000,000	1,006,950
County of Bernalillo, 5.750%, 10/1/2017	300,000	320,487
New Mexico Educational Assistance Foundation, 1.024%, 12/1/2020 (9)	175,000	174,160
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	35,000	36,601
New Mexico Municipal Energy Acquisition Authority, 0.879%, 8/1/2019, Call 2/1/2019 (9)	650,000	646,977

		2,185,175
New York - 9.3%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	102,805
City of New York, AGM, 0.270%, 11/1/2026 (9)	595,000	595,000
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	452,548
Long Island Power Authority, 0.785%, 11/1/2018, Call 5/1/2018 (9)	1,000,000	1,001,910
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	158,625
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	156,243
Metropolitan Transportation Authority, AGM:
0.450%, 11/1/2022, Call 12/2/2015 (9) (13)	900,000	867,911
0.463%, 11/1/2022, Call 12/24/2015 (9) (13)	500,000	482,208
0.733%, 5/15/2018, Call 11/15/2017 (9)	250,000	249,448
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
0.536%, 1/1/2030, Call 12/11/2015 (9) (13)	125,000	115,928
0.542%, 1/1/2030, Call 12/21/2015 (9) (13)	600,000	557,945
0.608%, 1/1/2030, Call 12/1/2015 (9) (13)	625,000	579,944
0.619%, 1/1/2030, Call 12/2/2015 (9) (13)	125,000	116,210
New York City Transitional Finance Authority, 0.280%, 11/1/2022 (9)	1,000,000	1,000,000
New York Local Government Assistance Corp., AGM:
0.120%, 4/1/2017, Call 12/2/2015 (9) (13)	225,000	221,418
0.120%, 4/1/2017, Call 12/3/2015 (9) (13)	75,000	73,540
0.120%, 4/1/2017, Call 12/2/2015 (9) (13)	25,000	24,526
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	686,736
New York State Dormitory Authority:
5.000%, 12/15/2019	495,000	568,418
5.250%, 2/15/2024, Call 2/15/2019	400,000	452,048
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 12/7/2015 (9) (13)	625,000	561,327
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (9)	350,000	347,652
New York State Energy Research & Development Authority, NATL-RE, 0.159%, 12/1/2020, Call 12/1/2015 (9) (13)	1,000,000	944,222
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	704,196
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,123,760
State of New York, AGM, 0.120%, 3/15/2021, Call 12/3/2015 (9) (13)	25,000	24,354
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 12/3/2015 (9) (13)	630,000	609,298
0.120%, 2/13/2032, Call 12/3/2015 (9) (13)	70,000	63,972

		12,842,192
North Carolina - 1.5%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	167,668
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	194,002
North Carolina Eastern Municipal Power Agency, AMBAC, 4.000%, 1/1/2016	15,000	15,045
North Carolina Eastern Municipal Power Agency, FGIC, 0.138%, 1/1/2025 (9) (13)	600,000	459,432
State of North Carolina, State Appropriation, 5.000%, 5/1/2019, Call 5/1/2018	700,000	768,117
University of North Carolina at Chapel Hill, 0.879%, 12/1/2017, Call 6/1/2017 (9)	525,000	525,357

		2,129,621
North Dakota - 1.1%
City of Williston, 5.000%, 5/1/2020	240,000	273,626
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	265,000	269,033
3.750%, 7/1/2034, Call 7/1/2022	190,000	194,450
3.750%, 7/1/2042, Call 7/1/2022	190,000	196,992
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 12/16/2015	545,000	550,025

		1,484,126

Ohio - 1.0%
Bucyrus City School District, School District Credit Program, 0.000%, 12/1/2017	155,000	150,747
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	53,939
City of Harrison:
2.000%, 10/1/2018	180,000	177,584
4.000%, 11/1/2016	50,000	51,570
City of Marysville, XLCA:
5.250%, 12/1/2021, Call 12/1/2016	105,000	109,909
5.250%, 12/1/2021, Call 12/1/2016	45,000	47,150
Lancaster Port Authority, 0.749%, 8/1/2019, Call 2/1/2019 (9)	145,000	143,894
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	108,828
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	115,000	122,597
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,048
University of Toledo, 5.000%, 6/1/2020	375,000	429,202

		1,431,468
Oklahoma - 0.2%
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	175,000	174,783
Oklahoma Municipal Power Authority, 0.810%, 8/1/2018, Call 2/1/2018 (9)	170,000	170,479

		345,262
Oregon - 0.1%
Port of Morrow, 2.000%, 6/1/2016	100,000	100,596
Pennsylvania - 6.2%
Allegheny County Hospital Development Authority:
0.940%, 2/1/2021, Call 2/1/2016 (9)	155,000	154,721
5.375%, 8/15/2029, Call 8/15/2019	225,000	252,974
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	54,112
Berks County Municipal Authority, 1.510%, 7/1/2022, Call 7/1/2017 (9)	350,000	358,589
City of Philadelphia, 5.250%, 8/1/2018	100,000	110,242
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	113,056
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	268,015
5.000%, 10/1/2023, Call 10/1/2017	100,000	107,719
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	673,308
5.000%, 3/15/2022	275,000	325,080
Cumberland County Municipal Authority, 5.000%, 1/1/2017	70,000	71,214
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	141,068
3.000%, 11/1/2018	120,000	123,239
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	142,726
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	232,232
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	307,085
Monroe County Hospital Authority, 5.000%, 1/1/2017	175,000	178,981
North Penn Water Authority, 0.629%, 11/1/2019, Call 5/1/2019 (9)	800,000	799,328
Northampton County General Purpose Authority, 1.410%, 8/15/2020, Call 2/15/2020 (9)	150,000	150,901
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	223,860
Pennsylvania Turnpike Commission:
0.690%, 12/1/2018, Call 6/1/2018 (9)	90,000	89,528
0.890%, 12/1/2020, Call 6/1/2020 (9)	325,000	322,293
0.990%, 12/1/2021, Call 6/1/2021 (9)	80,000	79,223
1.160%, 12/1/2019, Call 6/1/2019 (9)	600,000	603,774
Pittsburgh Public Parking Authority, NATL-RE:
0.000%, 12/1/2017	50,000	49,074
5.000%, 12/1/2020, Call 12/1/2015	575,000	575,000
School District of Philadelphia, 5.000%, 9/1/2018	65,000	71,056
Scranton School District, SAW, 1.131%, 4/2/2018, Call 10/2/2017 (9)	1,000,000	1,002,700
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	104,428
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	178,326
State Public School Building Authority, SAW, 0.929%, 9/1/2018, Call 3/1/2018 (9)	690,000	690,448

		8,554,300
Puerto Rico - 0.1%
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	120,000	117,786

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 7/1/2018	75,000	76,642

		194,428
Rhode Island - 0.5%
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	720,000	728,633
South Carolina - 0.9%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,136,040
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	102,964

		1,239,004
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	80,118
5.000%, 12/15/2019	125,000	140,598
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.158%, 1/1/2023, Call 12/3/2015 (9) (13)	50,000	46,187
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	238,115
Public Building Authority of Sevier County, AMBAC, 0.184%, 6/1/2018 (9) (13)	200,000	196,650
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	98,034
5.250%, 9/1/2020	10,000	11,478
5.250%, 9/1/2021	55,000	63,972

		875,152
Texas - 8.0%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	500,000	499,545
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	314,687
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	55,348
City of Mission, BAM, 3.000%, 2/15/2017	125,000	128,490
City of The Colony, 6.000%, 2/15/2019	795,000	914,973
City Public Service Board of San Antonio, 3.000%, 12/1/2019 (9) (10)	775,000	821,143
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	185,000
5.000%, 8/15/2017	225,000	236,104
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	184,690
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	273,746
Crane County Water District, 3.000%, 2/15/2021	605,000	635,952
Harris County Cultural Education Facilities Finance Corp., 0.840%, 6/1/2021 (9)	350,000	347,536
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	102,712
Houston Higher Education Finance Corp., 0.410%, 11/16/2016, Call 5/15/2016 (9)	75,000	74,999
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,125,150
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	201,648
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	176,036
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	233,980
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	250,000	269,655
North Texas Higher Education Authority, Inc., 1.226%, 7/1/2030 (9)	170,000	171,731
North Texas Tollway Authority:
0.680%, 1/1/2020, Call 7/1/2019 (9)	350,000	346,353
0.810%, 1/1/2019, Call 7/1/2018 (9)	250,000	249,995
5.000%, 1/1/2022	250,000	294,597
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2016 (9)	730,000	731,832
Panhandle-Plains Higher Education Authority, Inc.:
1.126%, 10/1/2020, Call 12/1/2015 (9)	140,000	141,176
1.576%, 4/1/2035, Call 12/1/2015 (9)	250,000	243,745
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	706,790
5.000%, 2/15/2022, Call 2/15/2017	90,000	94,772
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	189,634
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	735,000	772,147
Texas Municipal Gas Acquisition & Supply Corp. I, 0.776%, 12/15/2017, Call 12/1/2015 (9)	25,000	24,658
Texas Municipal Gas Acquisition & Supply Corp. II, 0.926%, 9/15/2017 (9)	400,000	398,292

		11,147,116
Utah - 0.6%
Salt Lake City Corp., AMBAC, 0.119%, 5/15/2020, Call 12/1/2015 (9) (13)	800,000	773,070

Vermont - 0.3%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	270,455
5.000%, 7/1/2019	100,000	110,307

		380,762
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017	100,000	100,412
Virginia - 1.0%
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	103,038
Henrico County Economic Development Authority, AGM, 0.348%, 8/23/2027, Call 12/1/2015 (9) (13)	1,350,000	1,268,303

		1,371,341
Washington - 1.2%
City of Tacoma, 5.750%, 12/1/2017	100,000	109,086
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	405,493
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	289,646
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	104,571
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	200,000	223,862
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6) (7)	125,000	117,561
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	364,595

		1,614,814
Wisconsin - 3.7%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	717,346
City of Two Rivers, 3.500%, 4/1/2017	250,000	256,845
County of Juneau, AMBAC, 4.200%, 2/15/2020, Call 2/15/2016	275,000	276,766
State of Wisconsin:
5.000%, 9/1/2020	175,000	204,080
5.000%, 3/1/2021	300,000	353,424
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	387,637
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,879
3.000%, 8/15/2019	105,000	111,466
3.250%, 5/1/2018	200,000	202,454
4.000%, 8/15/2016	750,000	763,575
4.000%, 3/1/2017	150,000	155,208
4.000%, 8/15/2018	300,000	317,883
5.000%, 3/1/2020	200,000	221,710
5.000%, 8/15/2020	260,000	301,015
5.250%, 8/15/2017, Call 8/15/2016	65,000	66,972
5.500%, 12/15/2020, Call 12/15/2019	80,000	92,682
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.148%, 6/1/2019, Call 12/1/2015 (9) (13)	350,000	337,854
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (9)	240,000	241,949

		5,139,745

Total Municipals (identified cost $135,165,349)		136,051,151

Mutual Funds - 0.6%
BMO Ultra Short Tax-Free Fund (4)	84,543	851,351

Total Mutual Funds (identified cost $853,039)		851,351

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	1,647,753	1,647,753

Total Short-Term Investments (identified cost $1,647,753)		1,647,753

Total Investments - 99.9% (identified cost $137,666,141)	138,550,255
Other Assets and Liabilities - 0.1%	173,470

Total Net Assets - 100.0%	$138,723,725

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 19.6%

Automobiles - 7.2%
AmeriCredit Auto Receivables Trust:
Class C, (Series 2012-1), 2.670%, 1/8/2018	$777,842	$779,523
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,006,508
BMW Vehicle Lease Trust, Class A3, (Series 2015-2), 1.400%, 2/20/2019	2,500,000	2,494,712
Capital Auto Receivables Asset Trust, Class A2, (Series 2013-4), 0.850%, 2/21/2017	111,901	111,886
CarMax Auto Owner Trust, Class A3, (Series 2015-4), 1.560%, 11/16/2020	1,000,000	996,969
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (6) (7)	627,474	630,472
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6) (7)	230,185	229,677
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6) (7)	654,560	649,255
Ford Credit Auto Lease Trust:
Class A3, (Series 2014-B), 0.890%, 9/15/2017	1,420,000	1,419,313
Class B, (Series 2014-A), 1.160%, 8/15/2017	500,000	499,509
GM Financial Leasing Trust:
Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (6) (7)	2,000,000	1,999,242
Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,500,000	2,493,100
Harley-Davidson Motorcycle Trust:
Class A3, (Series 2015-1), 1.410%, 6/15/2020	2,500,000	2,498,582
Class A3, (Series 2015-2), 1.300%, 3/16/2020	1,000,000	997,601
Hyundai Auto Receivables Trust, Class A3, (Series 2014-A), 0.790%, 7/16/2018	1,158,035	1,157,235
Santander Drive Auto Receivables Trust:
Class A3, (Series 2014-4), 1.080%, 9/17/2018	1,990,000	1,990,312
Class C, (Series 2012-4), 2.940%, 12/15/2017	1,094,098	1,100,503
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6) (7)	940,000	953,548
Toyota Auto Receivables Owner Trust, Class A4, (Series 2012-A), 0.990%, 8/15/2017	105,674	105,694
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	500,000	496,343
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,165,000	2,150,865

		25,760,849

Credit Cards - 1.8%
Cabela’s Credit Card Master Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	1,000,000	998,036
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,599,790
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	2,000,000	2,018,988
Class A, (Series 2015-C), 1.260%, 3/15/2021	2,000,000	1,994,566

		6,611,380

Other Financial - 10.6%
Ally Master Owner Trust, Class A2, (Series 2014-4), 1.430%, 6/17/2019	3,858,000	3,850,616
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.250%, 6/17/2031 (6) (7) (9)	974,710	958,602
Colony American Homes, Class A, (Series 2014-2A), 1.145%, 7/17/2031 (6) (7) (9)	1,968,536	1,923,998
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	2,504,643	2,494,166
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.461%, 4/25/2037 (6) (7) (9)	507,871	296,693
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6) (7)	1,000,000	994,531
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2014-1), 1.200%, 2/15/2019	3,626,000	3,620,329
Class A2, (Series 2015-4), 0.797%, 8/15/2020 (9)	2,000,000	1,999,120
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,413,136
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6) (7)	1,000,000	993,320
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6) (7)	1,382,971	1,362,142
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.197%, 6/17/2031 (6) (7) (9)	2,000,000	1,965,110
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	998,865
Kubota Credit Owner Trust:
Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (6) (7)	1,250,000	1,248,063
Class A3, (Series 2015-1A), 1.540%, 3/15/2019 (6) (7)	1,250,000	1,247,686

Navistar Financial Dealer Master Trust, Class A, (Series 2014-1), 0.971%, 10/25/2019 (6) (7) (9)	350,000	348,769
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,490,197
NYCTL Trust, Class A, (Series 2014-A), 1.030%, 11/10/2027 (6) (7)	263,791	263,131
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.197%, 9/17/2031 (6) (7) (9)	1,895,760	1,851,746
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.920%, 10/25/2023 (6) (7) (9)	1,390,607	1,387,187
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6) (7)	3,000,000	2,994,000
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6) (7)	2,174,024	2,156,740

		37,858,147

Total Asset-Backed Securities (identified cost $70,716,117)		70,230,376

Collateralized Mortgage Obligations - 2.8%

Federal Home Loan Mortgage Corporation - 1.0%
2.000%, 1/15/2023, (Series 4315)	1,378,506	1,389,891
2.757%, 5/25/2020, (Series K009)	862,525	884,263
3.000%, 12/15/2041, (Series 4293)	1,197,672	1,235,512

		3,509,666
Federal National Mortgage Association - 0.3%
1.500%, 5/25/2043, (Series 2013-60)	1,080,323	1,052,305
Government National Mortgage Association - 0.7%
1.800%, 7/16/2037, (Series 2013-179)	1,368,135	1,358,045
2.205%, 1/16/2044, (Series 2014-61)	1,194,708	1,200,960

		2,559,005
Private Sponsor - 0.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.441%, 5/20/2036 (9)	334,315	313,578
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	486,706	516,544
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	319,953	333,159
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	276,637	249,036
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	243,284	236,024
Class 3A1, (Series 2007-A2), 2.491%, 4/25/2037 (9)	27,238	23,537
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.558%, 11/25/2034 (9)	628,493	641,279
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.806%, 5/25/2036 (9)	271,410	259,171
Class 2A4, (Series 2006-AR8), 2.744%, 4/25/2036 (9)	90,142	88,291
Class A1, (Series 2006-AR19), 5.596%, 12/25/2036 (9)	470,517	452,290

		3,112,909

Total Collateralized Mortgage Obligations (identified cost $10,231,329)		10,233,885

Commercial Mortgage Securities - 3.0%

Private Sponsor - 3.0%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	868,067	871,291
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.987%, 3/15/2049 (9)	1,531,345	1,538,975
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	908,007	901,673
JPMBB Commercial Mortgage Securities Trust:
Class A1, (Series 2013-C12), 1.085%, 7/15/2045	1,501,007	1,496,578
Class A2, (Series 2013-C15), 2.977%, 11/15/2045	2,000,000	2,052,922
Morgan Stanley Capital I Trust:
Class A2, (Series 2011-C1), 3.884%, 9/15/2047 (6) (7)	156,931	156,925
Class A4, (Series 2007-IQ15), 6.114%, 6/11/2049 (9)	1,269,085	1,327,598
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	960,585	963,196
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,414,635	1,404,929

Total Commercial Mortgage Securities (identified cost $11,033,275)		10,714,087

Corporate Bonds & Notes - 38.6%

Advertising - 0.4%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,578,425
Auto Manufacturers - 4.1%
American Honda Finance Corp., 1.500%, 3/13/2018 (1)	2,000,000	1,996,248
Ford Motor Credit Co. LLC:
1.594%, 5/9/2016 (9)	1,615,000	1,618,383
2.551%, 10/5/2018 (1)	2,000,000	2,005,588
3.984%, 6/15/2016	1,000,000	1,013,465
General Motors Financial Co., Inc.:
3.000%, 9/25/2017 (1)	500,000	504,252
3.100%, 1/15/2019	3,000,000	3,004,134
4.750%, 8/15/2017 (1)	500,000	518,959
PACCAR Financial Corp., 1.450%, 3/9/2018 (1)	1,090,000	1,085,807
Toyota Motor Credit Corp., 1.450%, 1/12/2018 (1)	865,000	865,183
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (6) (7)	1,000,000	965,814
Volkswagen International Finance NV, 2.875%, 4/1/2016 (1) (6) (7)	1,175,000	1,176,859

		14,754,692

Banks - 16.1%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6) (7)	1,000,000	996,785
Bank of America Corp.:
2.000%, 1/11/2018 (1)	1,000,000	1,004,328
3.750%, 7/12/2016	1,000,000	1,016,766
Bank of New York Mellon Corp.:
1.600%, 5/22/2018	550,000	549,655
2.100%, 1/15/2019 (1)	1,000,000	1,008,180
2.300%, 9/11/2019 (1)	1,250,000	1,262,509
Bank of Nova Scotia, 1.700%, 6/11/2018 (1)	1,250,000	1,250,534
BB&T Corp., 3.200%, 3/15/2016	620,000	623,248
Branch Banking & Trust Co., 2.300%, 10/15/2018 (1)	1,000,000	1,014,312
Capital One Financial Corp., 2.450%, 4/24/2019	300,000	302,713
Capital One NA, 1.500%, 3/22/2018 (1)	1,250,000	1,233,132
Citigroup, Inc.:
1.550%, 8/14/2017	1,250,000	1,248,350
1.700%, 4/27/2018 (1)	1,300,000	1,294,101
Credit Suisse, 1.375%, 5/26/2017 (1)	1,000,000	997,766
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	1,993,206
Discover Bank, 2.600%, 11/13/2018 (1)	2,000,000	2,008,456
Goldman Sachs Group, Inc.:
2.375%, 1/22/2018 (1)	1,500,000	1,519,506
3.625%, 2/7/2016	2,000,000	2,010,546
HSBC USA, Inc.:
1.700%, 3/5/2018 (1)	1,100,000	1,098,295
2.000%, 8/7/2018	1,000,000	1,002,080
Huntington National Bank:
1.300%, 11/20/2016	1,000,000	1,000,231
2.000%, 6/30/2018	2,000,000	1,997,288
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,844,869
JPMorgan Chase & Co., 2.000%, 8/15/2017	1,000,000	1,007,111
KeyBank NA, 1.700%, 6/1/2018	2,000,000	1,993,496
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6) (7)	1,000,000	994,036
Morgan Stanley:
2.125%, 4/25/2018 (1)	1,000,000	1,007,175
2.500%, 1/24/2019 (1)	1,000,000	1,016,359
National Australia Bank, Ltd., 1.875%, 7/23/2018	3,000,000	3,003,282
Nordea Bank AB, 3.125%, 3/20/2017 (6) (7)	1,740,000	1,781,040
PNC Bank NA:
1.125%, 1/27/2017 (1)	1,000,000	999,168
1.600%, 6/1/2018 (1)	1,500,000	1,496,749
Royal Bank of Canada:
1.450%, 9/9/2016	1,000,000	1,005,452
1.500%, 1/16/2018	2,000,000	1,999,076
1.800%, 7/30/2018 (1)	1,000,000	1,000,173
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	2,001,002

SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,209,716
Svenska Handelsbanken AB, 1.625%, 3/21/2018 (1)	1,900,000	1,898,463
Toronto-Dominion Bank:
1.625%, 3/13/2018	2,000,000	2,002,226
1.750%, 7/23/2018	1,650,000	1,652,670
U.S. Bancorp, 1.650%, 5/15/2017	1,500,000	1,511,127
Westpac Banking Corp., 1.050%, 11/25/2016	2,000,000	2,003,340

		57,858,517
Beverages - 0.4%
Coca-Cola Co., 1.150%, 4/1/2018 (1)	1,500,000	1,496,623
Biotechnology - 0.4%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,450,000	1,450,254
Building Materials - 0.1%
Masco Corp., 6.125%, 10/3/2016	250,000	259,675
Chemicals - 0.2%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	629,129
Diversified Financial Services - 2.9%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	500,625
3.250%, 2/13/2018 (1)	1,000,000	1,000,000
American Express Credit Corp.:
1.125%, 6/5/2017	1,000,000	996,664
1.800%, 7/31/2018 (1)	1,425,000	1,423,510
2.375%, 5/26/2020 (1)	1,000,000	999,879
General Electric Capital Corp., 3.350%, 10/17/2016	2,475,000	2,530,821
International Lease Finance Corp.:
2.287%, 6/15/2016 (9)	250,000	250,125
5.750%, 5/15/2016	457,000	464,426
8.750%, 3/15/2017	1,135,000	1,215,869
Synchrony Financial, 1.875%, 8/15/2017 (1)	1,000,000	998,143

		10,380,062

Electric - 1.4%
Dominion Resources, Inc., 2.500%, 12/1/2019 (1)	2,000,000	1,999,194
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,513,020
Exelon Corp., 1.550%, 6/9/2017 (1)	1,500,000	1,496,427

		5,008,641

Engineering & Construction - 0.3%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,002,014
Healthcare-Services - 0.6%
Anthem, Inc., 1.875%, 1/15/2018	750,000	752,341
UnitedHealth Group, Inc., 1.900%, 7/16/2018 (1)	1,500,000	1,512,652

		2,264,993
Insurance - 0.5%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	758,323
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6) (7)	1,000,000	1,013,174

		1,771,497

Machinery-Construction & Mining - 0.5%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,685,000	1,686,751
Machinery-Diversified - 1.3%
John Deere Capital Corp.:
1.300%, 3/12/2018 (1)	1,610,000	1,599,519
1.600%, 7/13/2018 (1)	1,150,000	1,150,282
Roper Technologies, Inc., 2.050%, 10/1/2018 (1)	2,000,000	1,988,990

		4,738,791

Media - 0.1%
DIRECTV Holdings LLC, 2.400%, 3/15/2017 (1)	500,000	506,122
Miscellaneous Manufacturing - 0.3%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (1)	1,000,000	1,016,782

Oil & Gas - 0.8%
Chevron Corp.:
1.365%, 3/2/2018 (1)	2,000,000	1,996,992
1.961%, 3/3/2020 (1)	1,000,000	995,215

		2,992,207
Oil & Gas Services - 0.3%
Schlumberger Norge AS, 1.250%, 8/1/2017 (6) (7)	1,000,000	995,161
Pharmaceuticals - 3.0%
AbbVie, Inc., 1.750%, 11/6/2017 (1)	1,670,000	1,676,595
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,003,008
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	1,997,860
1.950%, 6/15/2018	400,000	400,717
Express Scripts Holding Co., 2.650%, 2/15/2017 (1)	1,500,000	1,518,424
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016	1,000,000	1,000,875
Merck & Co., Inc., 1.100%, 1/31/2018 (1)	2,000,000	1,992,380
Zoetis, Inc., 1.150%, 2/1/2016	1,000,000	1,000,407

		10,590,266
Pipelines - 0.3%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,002,861
Real Estate Investment Trusts - 0.6%
Welltower, Inc., 2.250%, 3/15/2018	2,000,000	2,000,066
Semiconductors - 0.4%
Intel Corp., 1.350%, 12/15/2017 (1)	1,600,000	1,605,826
Software - 0.5%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,729,509
Telecommunications - 3.1%
AT&T, Inc.:
1.700%, 6/1/2017	2,000,000	2,010,738
2.400%, 8/15/2016 (1)	1,540,000	1,555,554
British Telecommunications PLC, 1.625%, 6/28/2016 (1)	1,500,000	1,505,073
Cisco Systems, Inc.:
1.650%, 6/15/2018 (1)	1,750,000	1,761,300
2.125%, 3/1/2019 (1)	1,500,000	1,520,089
Verizon Communications, Inc.:
1.350%, 6/9/2017	1,500,000	1,501,371
2.000%, 11/1/2016 (1)	750,000	756,534
3.650%, 9/14/2018 (1)	500,000	527,340

		11,137,999

Total Corporate Bonds & Notes (identified cost $138,306,222)		138,456,863

Mutual Funds - 1.7%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (16)	326,711	2,835,851
Fidelity Floating Rate High Income Fund	372,038	3,452,515

Total Mutual Funds (identified cost $6,422,183)		6,288,366

U.S. Government & U.S. Government Agency Obligations - 26.5%

Federal Home Loan Bank - 0.7%
0.625%, 10/26/2017 (1)	$2,350,000	2,335,038
Federal Home Loan Mortgage Corporation - 2.2%
0.750%, 1/12/2018	2,500,000	2,483,272
1.000%, 7/28/2017 (1)	2,000,000	2,004,008
1.250%, 5/12/2017	1,250,000	1,257,169
1.750%, 5/30/2019 (1)	2,000,000	2,019,918

		7,764,367

Federal National Mortgage Association - 2.6%
0.875%, 10/26/2017	2,000,000	1,996,362

0.875%, 2/8/2018 (1)	1,500,000	1,493,719
1.000%, 9/27/2017	1,000,000	1,000,564
1.125%, 4/27/2017 (1)	1,000,000	1,004,253
1.125%, 7/20/2018	2,000,000	1,996,666
1.750%, 11/26/2019	2,000,000	2,010,470

		9,502,034
U.S. Treasury Bonds & Notes - 21.0%
0.625%, 5/31/2017 (1)	1,500,000	1,495,166
0.625%, 8/31/2017 (1)	2,750,000	2,737,377
0.625%, 9/30/2017 (1)	3,000,000	2,985,294
0.625%, 11/30/2017	3,000,000	2,980,314
0.750%, 6/30/2017 (1)	1,500,000	1,497,774
0.750%, 10/31/2017 (1)	3,000,000	2,989,863
0.750%, 3/31/2018 (1)	3,000,000	2,979,141
0.750%, 4/15/2018 (1)	3,000,000	2,977,500
0.875%, 4/30/2017	1,000,000	1,000,918
0.875%, 7/15/2017 (1)	5,500,000	5,501,936
0.875%, 8/15/2017 (1)	5,500,000	5,499,890
0.875%, 1/31/2018	1,000,000	997,051
0.875%, 7/31/2019 (1)	2,000,000	1,961,172
1.000%, 2/15/2018 (1)	3,000,000	2,997,948
1.000%, 5/15/2018 (1)	2,425,000	2,419,316
1.000%, 5/31/2018	1,000,000	997,266
1.125%, 3/31/2020 (1)	1,500,000	1,472,139
1.250%, 10/31/2018 (1)	3,000,000	3,003,927
1.250%, 11/15/2018 (1)	3,000,000	3,002,226
1.250%, 11/30/2018	3,000,000	3,001,758
1.250%, 1/31/2019 (1)	1,000,000	998,945
1.375%, 6/30/2018 (1)	2,000,000	2,013,360
1.375%, 7/31/2018 (1)	2,700,000	2,716,610
1.375%, 9/30/2018 (1)	3,000,000	3,015,879
1.500%, 8/31/2018 (1)	2,500,000	2,522,755
1.500%, 2/28/2019 (1)	3,000,000	3,017,637
1.625%, 7/31/2019 (1)	1,500,000	1,511,339
1.875%, 8/31/2017 (1)	2,500,000	2,542,920
1.875%, 9/30/2017 (1)	2,000,000	2,036,016
2.000%, 7/31/2020 (1)	2,500,000	2,540,185

		75,413,622

Total U.S. Government & U.S. Government Agency Obligations (identified cost $95,107,492)		95,015,061

U.S. Government Agency-Mortgage Securities - 1.7%

Federal National Mortgage Association - 1.7%
2.564%, 6/1/2022	2,304,723	2,351,707
2.752%, 1/1/2022	1,844,826	1,884,927
3.500%, 4/1/2026	189,475	199,530
4.000%, 11/1/2031	709,864	761,659
5.500%, 11/1/2033	210,520	237,106
5.500%, 2/1/2034	157,983	178,210
5.500%, 8/1/2037	368,512	415,823
7.000%, 12/1/2015	7	7
9.500%, 12/1/2024	10,709	10,855
9.500%, 1/1/2025	9,173	9,272
9.500%, 1/1/2025	10,082	10,187
10.000%, 7/1/2020	17,929	18,354

		6,077,637
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	59,353	69,006
9.000%, 12/15/2019	10,214	11,211

		80,217

Total U.S. Government Agency-Mortgage Securities (identified cost $6,078,544)		6,157,854

Short-Term Investments - 32.6%

Collateral Pool Investments for Securities on Loan - 26.3%
Collateral pool allocation (3)		94,364,149
Commercial Paper - 5.9%
Campbell Soup Co., 0.652%, 3/7/2016 (12)	1,600,000	1,598,361
Coca-Cola Co., 0.608%, 5/16/2016 (6) (7) (12)	2,150,000	2,146,197
Dominion Resources, Inc., 0.400%, 12/9/2015 (12)	4,000,000	3,999,756
Hyundai Capital America, Inc., 0.510%, 1/4/2016 (12)	5,000,000	4,998,580
Potash Corp., 0.400%, 12/8/2015 (12)	3,500,000	3,499,811
Viacom, Inc., 0.500%, 12/2/2015 (12)	5,000,000	4,999,930

		21,242,635

Mutual Funds - 0.4%
BMO Prime Money Market Fund, Class I, 0.070% (4)	1,329,755	1,329,755

Total Short-Term Investments (identified cost $116,931,912)		116,936,539

Total Investments - 126.5% (identified cost $454,827,074)		454,033,031
Other Assets and Liabilities - (26.5)%		(95,186,917)

Total Net Assets - 100.0%		$358,846,114

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.7%

Alabama - 1.0%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$315,641
4.000%, 7/1/2021	1,895,000	2,112,091
4.375%, 10/1/2017	200,000	212,720
5.000%, 10/1/2020, Call 10/1/2018	230,000	255,176
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (14)	205,000	209,805
Butler County Board of Education, AGM:
2.000%, 7/1/2017	375,000	381,330
4.000%, 7/1/2020	585,000	643,196
City of Alexander City, AGC, 5.000%, 5/1/2018	1,000,000	1,074,910
City of Birmingham, 0.000%, 3/1/2022 (15)	1,945,000	2,023,384
County of Jefferson, AGM, 0.389%, 2/1/2042, Call 12/10/2015 (9)	454,517	377,035
Health Care Authority for Baptist Health, 0.490%, 11/1/2042 (9)	2,700,000	2,700,000
Health Care Authority for Baptist Health, AGC, 0.100%, 11/15/2037, Call 12/4/2015 (9) (13)	2,175,000	2,175,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,515,480

		16,995,768
Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,611,349
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,928,150
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,164,350
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	217,222
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	589,640
5.000%, 11/1/2022	500,000	596,720
5.000%, 4/1/2031, Call 4/1/2021	150,000	171,977
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,185,393
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/31/2015	305,000	306,061
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,365,263

		10,136,125
Arizona - 3.1%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,550,380
Arizona Health Facilities Authority:
1.860%, 2/5/2020, Call 8/9/2019 (9)	4,500,000	4,622,940
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,466,696
5.000%, 2/1/2022	1,000,000	1,149,290
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	254,615
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	805,614
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,179,045
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,454,985
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,621,749
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	426,676
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	395,511
City of Peoria, 4.000%, 7/1/2019	515,000	563,075
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	575,700
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,690,584
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	948,552
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	566,520
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	266,258
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,037,575
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6) (7)	500,000	498,085
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	3,000,000	3,380,220

Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	398,120
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	321,190
3.000%, 1/1/2018	325,000	334,935
4.000%, 1/1/2019	200,000	213,424
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	563,315
5.000%, 7/1/2023	1,000,000	1,199,070
5.000%, 7/1/2024	575,000	693,232
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	695,903
5.000%, 7/1/2020, Call 7/1/2018	600,000	660,276
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,207,972
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (15)	500,000	626,505
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (15)	555,000	655,427
5.500%, 7/1/2036 (15)	530,000	670,996
Pima County Industrial Development Authority:
4.500%, 7/1/2020	535,000	557,668
4.500%, 7/1/2021, Call 7/1/2020	1,320,000	1,372,074
4.500%, 7/1/2022, Call 7/1/2020	1,385,000	1,429,514
6.375%, 7/1/2028, Call 7/1/2018	270,000	286,025
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	414,033
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	268,790
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	127,769
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	274,805
Scottsdale Industrial Development Authority, FSA, 0.700%, 9/1/2045, Call 12/1/2015 (9) (13)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,133,530
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,696,850
Town of Marana, 5.000%, 7/1/2023	450,000	543,425
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (14)	180,000	188,496
University Medical Center Corp., 5.000%, 7/1/2021	425,000	501,560
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	525,598
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,026,711
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,080,045
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,066,690

		55,363,018
Arkansas - 1.4%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	282,698
5.000%, 2/1/2021	315,000	353,386
5.000%, 2/1/2022	150,000	169,819
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	255,000	260,845
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	275,000	287,727
4.000%, 7/1/2025, Call 7/1/2021	580,000	606,842
4.750%, 7/1/2032, Call 1/1/2017 (14)	225,000	227,041
Arkansas State University:
4.000%, 3/1/2021	390,000	431,921
4.000%, 3/1/2022	1,140,000	1,270,348
4.000%, 3/1/2023	985,000	1,098,915
Baptist Health Medical Center-Heber Springs, AGC, 5.000%, 5/1/2026, Call 5/1/2016	1,140,000	1,162,526
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,153,205
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	10,000	9,995
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	1,000,000	1,015,590
City of Rogers:
2.125%, 11/1/2029, Call 11/1/2021	1,655,000	1,657,333
4.125%, 11/1/2031, Call 11/1/2021	85,000	85,236
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,054,910
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,173,690
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,030,000	2,019,748
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	645,747

County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	868,846
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,477,848
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,489
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,071,086
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,005,779
University of Arkansas:
5.000%, 12/1/2021	300,000	358,272
5.000%, 12/1/2022	520,000	628,519
5.000%, 12/1/2023, Call 12/1/2022	500,000	606,175
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,176,730

		24,183,266
California - 7.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	582,259
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,145,210
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,448,275
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (15)	1,150,000	920,046
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	249,381
Baldwin Park Unified School District, AMBAC, 0.000%, 8/1/2020, Call 8/1/2016	240,000	196,850
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (9)	2,000,000	2,004,120
1.260%, 4/1/2027, Call 10/1/2026 (9)	5,000,000	4,956,350
BB&T Municipal Trust, 0.810%, 11/15/2019 (6) (7) (9)	1,500,000	1,506,105
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	313,970
0.000%, 8/1/2031	615,000	312,020
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,099,866
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (15)	1,325,000	1,044,325
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 12/31/2015	4,855,000	4,855,631
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,244,780
California Health Facilities Financing Authority, NATL-RE, 0.138%, 7/1/2022, Call 12/1/2015 (9) (13)	2,300,000	2,219,217
California Municipal Finance Authority, 2.110%, 11/1/2016, Call 12/21/2015 (9)	330,000	330,007
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,107,760
California Statewide Communities Development Authority, AGM, 0.450%, 7/1/2040, Call 12/4/2015 (9) (13)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,122,743
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,657,470
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	990,607
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 2/1/2016	670,000	671,186
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,000,548
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,837,308
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,555,443
Contra Costa Transportation Authority, 0.499%, 12/15/2015 (9)	1,000,000	999,850
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 12/1/2016 (9)	2,000,000	2,004,300
County of Los Angeles, 0.000%, 9/1/2018	750,000	723,600
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	552,138
County of San Joaquin, 5.000%, 4/1/2022	350,000	411,653
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	510,000	446,587
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	244,752
Deutsche Bank Spears/Lifers Trust, 0.310%, 8/1/2047 (6) (7) (9)	8,000,000	8,000,000
Duarte Unified School District, 0.000%, 8/1/2026 (15)	585,000	670,632
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	514,390
5.000%, 10/1/2022	515,000	612,768
5.000%, 10/1/2022	580,000	695,432
5.000%, 10/1/2023	800,000	957,064
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (15)	500,000	479,785
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (15)	1,250,000	1,135,075
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	264,566
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	368,645
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,611,488

Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	473,544
5.000%, 6/1/2023	400,000	478,216
5.000%, 6/1/2024	775,000	934,293
5.000%, 6/1/2025	425,000	515,907
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	200,115
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,230,700
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	96,507
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	428,224
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	189,154
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,164,630
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,965,460
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	738,389
5.000%, 8/1/2025, Call 8/1/2023	760,000	896,344
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	342,072
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (15)	165,000	148,022
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	465,624
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	720,106
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (15)	300,000	350,097
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,343,680
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	588,900
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (15)	2,125,000	1,752,466
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	449,645
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 12/31/2015	1,455,000	899,903
Northern California Gas Authority No. 1:
0.848%, 7/1/2019 (9)	3,000,000	2,963,220
0.938%, 7/1/2027 (9)	1,915,000	1,777,618
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	574,395
5.000%, 7/1/2032, Call 7/1/2022	700,000	799,596
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	488,479
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,199,120
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	625,365
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	256,279
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	275,991
5.000%, 12/1/2028, Call 12/1/2025	425,000	495,933
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,152,010
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,292,960
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,226,711
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,629,442
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,047,965
San Juan Unified School District, 5.000%, 8/1/2030, Call 8/1/2023	2,535,000	2,949,320
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	354,754
0.000%, 6/15/2021	490,000	401,991
0.000%, 6/15/2022	505,000	394,390
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	440,515
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,030,012
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	243,543
0.000%, 8/1/2031	470,000	257,866
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	380,171
4.875%, 7/1/2018, Call 7/1/2017	900,000	958,113
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,691,295
5.250%, 7/1/2023, Call 7/1/2017	250,000	267,610
5.300%, 7/1/2026, Call 7/1/2017	350,000	374,931
State of California:
0.834%, 12/1/2017, Call 6/1/2017 (9)	2,500,000	2,504,625
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,458,029
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,852,684

Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,497,886
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,110,040
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2016 (9)	1,625,000	1,627,697
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	541,416
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,487,223
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,234,943
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,132,198
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	228,337
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,281,660
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	977,212
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	177,575
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	93,907
0.000%, 8/1/2023	240,000	190,183
0.000%, 8/1/2024, Call 8/1/2023	330,000	236,330
0.000%, 8/1/2025, Call 8/1/2023	270,000	182,528
0.000%, 8/1/2026, Call 8/1/2023	330,000	209,930
0.000%, 8/1/2028, Call 8/1/2023	420,000	237,376
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	83,214

		126,805,788
Colorado - 1.7%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	616,435
5.000%, 12/1/2026, Call 12/1/2024	355,000	428,950
5.000%, 12/1/2027, Call 12/1/2024	500,000	600,130
City & County of Denver, 5.000%, 11/15/2021	500,000	591,750
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 12/31/2015	1,410,000	1,415,287
Colorado Educational & Cultural Facilities Authority:
0.370%, 6/1/2029, Call 12/3/2015 (9)	3,855,000	3,855,000
3.000%, 12/1/2016	120,000	122,345
4.000%, 12/1/2017	120,000	126,407
4.000%, 12/15/2025 (6) (7)	535,000	537,632
5.000%, 9/1/2020 (15)	1,060,000	1,200,143
5.000%, 9/1/2021 (15)	865,000	993,989
Colorado Educational & Cultural Facilities Authority, Moral Obligation, 2.000%, 12/1/2015	500,000	500,000
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	490,000
4.000%, 12/1/2016	505,000	519,140
4.500%, 2/1/2020	455,000	487,387
5.000%, 9/1/2018	530,000	578,781
5.000%, 9/1/2019	560,000	624,809
5.000%, 2/1/2021	475,000	520,329
5.000%, 9/1/2022	750,000	864,675
5.000%, 12/1/2023	215,000	242,593
5.000%, 2/1/2024	420,000	464,999
5.125%, 11/15/2020, Call 11/15/2016 (9)	555,000	579,620
5.250%, 1/1/2025, Call 1/1/2020	460,000	523,287
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	408,432
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	905,285
5.000%, 12/1/2021	725,000	849,526
5.000%, 12/1/2022	1,185,000	1,410,008
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	580,505
5.000%, 12/1/2025, Call 12/1/2020	475,000	551,233
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (14)	145,939	151,539
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,733,025
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,354,819
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	258,252
Public Authority for Colorado Energy, 5.750%, 11/15/2018	490,000	533,380
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,379,960
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	697,681
4.000%, 12/1/2022, Call 12/1/2020	400,000	443,468

4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,259,860

		30,400,661
Connecticut - 0.2%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,435,868
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	845,000	854,675

		3,290,543
Delaware - 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,494,778
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,550,000	751,270
5.000%, 1/1/2026, Call 7/1/2019 (14)	245,000	258,433
5.200%, 7/1/2029, Call 7/1/2018	1,305,000	1,366,087
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,780,518

		8,651,086
District of Columbia - 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,112,001
5.000%, 12/1/2036, Call 12/1/2021	500,000	562,960
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,276,087

		4,951,048
Florida - 6.2%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,293,779
5.000%, 6/1/2019	2,615,000	2,936,854
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,063,660
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,157,990
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,121,780
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,075,660
City of Gulf Breeze:
1.750%, 12/1/2015 (9)	11,795,000	11,795,000
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,315,780
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,561,225
City of North Port, 5.000%, 7/1/2022	200,000	234,116
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	563,610
City of Sunrise, 4.000%, 10/1/2019	540,000	575,483
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	861,207
0.000%, 10/1/2020	975,000	908,437
0.000%, 10/1/2021	175,000	158,926
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,285,500
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	411,764
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	578,670
County of Bay, 3.500%, 9/1/2016	95,000	94,762
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	930,539
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (14)	750,000	882,412
5.000%, 10/1/2031, Call 10/1/2025 (14)	1,000,000	1,138,950
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (14)	740,000	805,675
County of Hillsborough, 5.000%, 8/1/2024, Call 8/1/2022	3,540,000	4,248,000
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,349,000
County of Lee, AMBAC, 5.125%, 10/1/2024, Call 10/1/2016 (14)	7,975,000	8,242,003
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	955,424
5.250%, 10/1/2029, Call 10/1/2023	100,000	117,264
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,231,303
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	523,539
5.000%, 10/1/2029, Call 10/1/2019	400,000	449,024
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,141,160
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (15)	475,000	507,794
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,791,890
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	652,225
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,878,224

5.000%, 10/1/2021	1,110,000	1,301,630
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	236,702
3.000%, 5/1/2019	190,000	196,424
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,644,815
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,041,770
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,010,303
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,003,930
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	440,000	451,854
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	455,000	478,014
5.000%, 7/1/2021, Call 1/1/2016 (14)	275,000	275,844
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	2,033,606
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	500,000	522,180
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	305,773
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,330,200
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,911,950
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,276,140
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	477,594
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	3,965,000	4,274,151
Orlando-Orange County Expressway Authority, AGM, 5.000%, 7/1/2025, Call 7/1/2022	4,780,000	5,617,791
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	358,424
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	161,497
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6) (7)	2,405,000	2,577,342
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,876,850
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,071,220
5.000%, 7/1/2020	500,000	560,640
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	172,256
Town of Davie:
5.000%, 4/1/2019	75,000	82,563
5.000%, 4/1/2021	615,000	691,881
5.000%, 4/1/2022	830,000	937,236
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,009,330
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,587,478
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	840,172

		109,156,189
Georgia - 4.8%
Appling County Development Authority, 0.220%, 9/1/2041, Call 12/1/2015 (9)	6,900,000	6,900,000
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,328,824
Burke County Development Authority, 0.220%, 7/1/2049, Call 12/1/2015 (9)	3,000,000	3,000,000
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,212,406
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,882,048
Chatham County Hospital Authority, County Guarantee, 5.000%, 1/1/2027, Call 1/1/2022	6,820,000	7,888,080
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,155,690
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,879,500
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,147,910
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,144,050
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,210,920
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,354,360
County of DeKalb, 4.500%, 12/1/2024, Call 12/31/2015	250,000	250,783
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	500,465
5.000%, 2/1/2017	875,000	897,619
Effingham County Industrial Development Authority, 0.220%, 2/1/2038, Call 12/1/2015 (9)	5,870,000	5,870,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,538,401
5.000%, 7/1/2021	1,155,000	1,356,998
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,448,300
Fulton County Development Authority:
5.000%, 3/15/2016	1,715,000	1,737,158
5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,250,222

Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,579,257
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,386,092
5.000%, 3/15/2021	5,400,000	6,121,278
5.250%, 9/15/2018	250,000	275,313
Monroe County Development Authority, 0.220%, 11/1/2048, Call 12/1/2015 (9)	10,000,000	10,000,000
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	650,877
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,263,171
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,036,002
Savannah Economic Development Authority, 0.220%, 1/1/2016, Call 12/1/2015 (9)	4,085,000	4,085,000
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	944,912
5.000%, 1/1/2024	1,000,000	1,189,870
5.000%, 1/1/2025, Call 1/1/2024	700,000	824,467
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 12/31/2015	300,000	300,954
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,536
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	799,330
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,421,072
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,137,770

		85,998,635
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	604,495
5.000%, 10/1/2023	500,000	610,200

		1,214,695
Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	224,594
7.375%, 6/1/2034, Call 6/1/2018	340,000	394,366
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,224,900
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	589,979
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,299,422

		5,733,261
Illinois - 10.1%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,229,260
Chicago Board of Education, 4.010%, 3/1/2017, Call 9/1/2016 (9)	6,750,000	6,719,895
Chicago Board of Education, NATL:
0.000%, 12/1/2015	535,000	535,000
0.000%, 12/1/2022	365,000	269,392
5.250%, 12/1/2021	1,000,000	1,075,970
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	74,070
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (14)	1,500,000	1,722,690
5.000%, 1/1/2031, Call 1/1/2025 (14)	1,000,000	1,113,300
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	881,299
Chicago O’Hare International Airport, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	1,932,565
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,176,960
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,089
5.000%, 1/1/2026, Call 1/1/2021	730,000	785,086
5.000%, 11/15/2029, Call 11/15/2018	130,000	135,863
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	405,559
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,472,137
City of Calumet City, AGM:
2.500%, 3/1/2016	275,000	275,954
4.000%, 3/1/2017	435,000	448,350
City of Chicago:
5.000%, 1/1/2019	455,000	481,003
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,012,980
5.000%, 1/1/2039, Call 1/1/2025	500,000	530,305
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	212,618

City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	204,720
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (15)	1,000,000	1,012,460
City of Rochelle, AGM, 3.000%, 5/1/2017	250,000	255,923
City of Springfield:
5.000%, 12/1/2022	905,000	1,048,732
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,092,350
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,054,980
5.000%, 3/1/2022, Call 3/1/2017	650,000	685,737
City of Waukegan, NATL-RE, 4.500%, 12/30/2015	150,000	150,443
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	188,103
0.000%, 12/1/2029, Call 12/1/2024	400,000	224,160
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	600,437
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	750,720
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,522,697
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	731,952
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	500,040
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,587,262
0.000%, 12/1/2029	2,580,000	1,365,259
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	292,995
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,500,308
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	578,495
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,216,600
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,467,702
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,614,140
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,697,868
County of Cook, 5.250%, 11/15/2023, Call 11/15/2020	350,000	382,935
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	274,736
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,139,750
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	560,233
5.250%, 10/1/2024, Call 10/1/2019	215,000	242,567
5.250%, 10/1/2027, Call 10/1/2019	835,000	964,525
5.250%, 10/1/2027, Call 10/1/2019	315,000	353,524
5.500%, 1/1/2038, Call 1/1/2023	825,000	944,303
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	546,798
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	277,536
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	564,070
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	152,811
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	441,619
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	473,009
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	532,985
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	960,000	960,672
2.500%, 5/15/2018	170,000	170,119
2.700%, 5/15/2016	375,000	376,605
4.000%, 10/1/2016	345,000	352,814
4.300%, 3/1/2016, Call 3/1/2016 (9)	250,000	251,843
5.000%, 11/15/2023, Call 11/15/2022	215,000	250,735
5.000%, 8/15/2024	250,000	288,855
5.000%, 5/15/2025	1,000,000	1,074,360
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,176,580
5.000%, 11/15/2027, Call 11/15/2025	500,000	584,530
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,028,040
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,576,367
5.250%, 2/15/2030, Call 2/15/2020	250,000	280,208
5.750%, 11/1/2039, Call 11/1/2019	5,000,000	5,767,100
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,140,876
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,118,929

6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,550,230
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	282,073
5.250%, 8/15/2033, Call 8/15/2018	880,000	954,052
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	426,667
0.000%, 1/1/2020	500,000	462,705
0.000%, 1/1/2021	255,000	226,134
5.150%, 1/1/2019	420,000	469,573
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	368,440
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (14)	1,820,000	1,827,389
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	856,427	840,660
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,054,200
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,929,186
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,147,260
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,138,280
5.500%, 1/1/2033, Call 1/1/2018	490,000	530,783
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,360,163
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	307,661
0.000%, 1/1/2023	650,000	526,851
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,173,980
5.000%, 1/1/2024	1,000,000	1,183,420
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,680,040
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,011,762
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,669,680
La Salle & Grundy Counties Township High School District No. 160 Seneca, 4.000%, 2/1/2017	325,000	336,915
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	319,452
0.000%, 12/1/2028	335,000	184,344
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	184,432
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	520,001
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	233,746
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	387,825
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,674,812
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,848
0.000%, 1/1/2017	190,000	187,224
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	314,740
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	281,393
5.000%, 1/1/2020	550,000	608,833
5.000%, 1/1/2021	810,000	906,811
5.000%, 1/1/2022	895,000	1,009,658
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (15)	3,530,000	3,907,957
0.000%, 12/15/2023	855,000	652,656
0.000%, 6/15/2024	1,000,000	744,350
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	393,131
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,377,227
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	918,320
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,294,619
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	679,080
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,360,779
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	486,260
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,155,585
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	700,774
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (14)	745,000	848,220
State of Illinois:

5.000%, 1/1/2016	500,000	501,795
5.000%, 3/1/2020	500,000	544,760
5.000%, 4/1/2024, Call 4/1/2023	500,000	544,040
5.000%, 6/1/2024, Call 12/1/2016	360,000	368,071
5.000%, 1/1/2025, Call 1/1/2016	275,000	275,457
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,095,453
6.500%, 6/15/2022	395,000	461,960
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,500,213
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	412,093
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	247,573
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,106,150
5.000%, 1/1/2021	1,000,000	1,120,530
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,596,328
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	161,090
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	735,424
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	453,326
4.000%, 10/1/2019	420,000	453,214
4.000%, 10/1/2020	615,000	671,026
5.000%, 10/1/2022, Call 10/1/2021	730,000	844,230
5.000%, 10/1/2023, Call 10/1/2021	685,000	788,538
5.000%, 10/1/2024, Call 10/1/2021	425,000	488,737
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,056,896
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	530,835
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,660,195
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	154,850
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	494,365
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	560,570
5.000%, 6/1/2029, Call 6/1/2025	600,000	659,448
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	728,557
0.000%, 1/1/2019	695,000	631,067
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,793,620
0.000%, 11/1/2021	300,000	258,117
0.000%, 11/1/2022	250,000	205,310
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/15/2016	1,025,000	1,031,201
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	358,916
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,019,945
0.000%, 12/1/2023	1,600,000	1,185,120
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	604,530
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,844,686
5.750%, 6/1/2028, Call 6/1/2018	170,000	188,420
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	155,754
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	387,480
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	358,550
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	453,305
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,899,445

		178,732,833
Indiana - 2.9%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	683,692
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	399,994
City of Greenwood:
4.000%, 10/1/2017	225,000	233,300
4.250%, 10/1/2020, Call 10/1/2018	820,000	891,725
4.625%, 10/1/2024, Call 10/1/2018	520,000	572,702
City of Rockport:
1.750%, 6/1/2018 (9)	1,500,000	1,509,885

1.750%, 6/1/2018 (9)	700,000	704,613
City of Whiting, 1.850%, 10/1/2019 (9)	1,150,000	1,154,657
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,097,860
County of Knox, 4.000%, 4/1/2018	250,000	260,963
County of Lake:
2.000%, 1/15/2017	560,000	568,775
2.000%, 7/15/2017	285,000	290,344
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,064,310
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	227,509
4.500%, 7/1/2018	220,000	235,816
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	692,612
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,151,806
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,857,595
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	138,673
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	679,499
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,944,569
Gary Chicago International Airport Authority:
5.000%, 2/1/2016 (14)	240,000	241,363
5.000%, 2/1/2017 (14)	210,000	217,608
5.000%, 2/1/2018 (14)	885,000	936,224
Greencastle School Building Corp., SAW, 3.000%, 1/15/2016	625,000	626,919
Indiana Bond Bank, 0.670%, 10/15/2022 (9)	1,650,000	1,558,095
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	257,713
5.000%, 8/15/2020	700,000	783,461
5.000%, 10/1/2022	300,000	338,958
5.000%, 10/1/2023	400,000	453,340
5.000%, 10/1/2024, Call 10/1/2023	275,000	308,822
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,559,092
5.250%, 10/1/2024, Call 10/1/2021	710,000	835,464
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,559,935
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,132,160
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,783,285
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	547,600
Indiana Health Facility Financing Authority, AMBAC, 0.140%, 5/1/2031, Call 12/1/2015 (9) (13)	600,000	500,091
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	1,005,000	1,051,662
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	555,865
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,913,288
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	201,322
5.000%, 1/1/2022, Call 1/1/2021	200,000	228,208
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	2,016,238
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	592,905
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	98,677
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	493,220
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,017,804
4.000%, 7/15/2021, Call 1/15/2020	375,000	409,148
Michigan City School Building Corp., NATL-RE SAW, 5.000%, 1/15/2025, Call 7/15/2017	2,000,000	2,127,620
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,101,830
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	324,579
5.000%, 1/15/2024	215,000	250,140
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	225,086
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	632,207
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	471,897
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,451,686

		51,164,411
Iowa - 0.4%
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	5,500,000	5,501,650
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	230,000	234,444

Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,663,909

		7,400,003
Kansas - 0.2%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	355,079
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (14)	50,000	53,711
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	920,608
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,104,290
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	528,855
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,122,550

		4,085,093
Kentucky - 0.7%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	108,698
Deutsche Bank Spears/Lifers Trust, NATL-RE, 0.260%, 9/1/2042, Call 9/1/2017 (6) (7) (9)	9,150,000	9,150,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,192,640
5.000%, 9/1/2025	1,250,000	1,500,763
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	873,075
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/1/2017	35,000	36,771
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	109,305
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	294,512

		13,265,764
Louisiana - 3.1%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,332,886
City of New Orleans:
5.000%, 6/1/2021	800,000	924,288
5.000%, 12/1/2021	500,000	577,615
5.000%, 6/1/2022	450,000	522,909
5.000%, 12/1/2022	725,000	844,690
5.000%, 6/1/2023	500,000	586,065
5.000%, 12/1/2024	765,000	904,001
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,399,419
Deutsche Bank Spears/Lifers Trust, 0.180%, 10/1/2040, Call 10/1/2020 (6) (7) (9)	11,560,000	11,560,000
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	744,931
4.000%, 10/1/2021	675,000	731,099
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	985,000	1,050,355
5.200%, 6/1/2039, Call 6/1/2017 (14)	65,000	66,329
6.550%, 6/1/2040, Call 6/1/2018	20,000	20,000
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	565,582
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	958,632
Louisiana State Citizens Property Insurance Corp.:
3.000%, 6/1/2016	545,000	551,665
5.000%, 6/1/2020	650,000	743,652
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,767,206
4.000%, 3/1/2021	3,585,000	3,921,488
Parish of St. James, 0.350%, 11/1/2040, Call 12/1/2015 (9)	14,000,000	14,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (14)	725,000	775,844
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	223,524
State of Louisiana, 0.605%, 5/1/2018, Call 11/1/2017 (9)	7,000,000	7,015,820
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	572,012

		55,360,012
Maine - 0.5%
City of Portland, 5.000%, 7/1/2022	300,000	341,325
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,619,625
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,732,020

		9,692,970
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	454,936

5.750%, 7/1/2034, Call 7/1/2021	775,000	905,355
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	703,228
5.000%, 1/1/2043, Call 7/1/2022	405,000	429,766
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,338,989

		5,832,274
Massachusetts - 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.135%, 12/1/2030, Call 12/3/2015 (9) (13)	7,375,000	6,803,452
0.150%, 12/1/2030, Call 12/7/2015 (9) (13)	1,450,000	1,337,622
Massachusetts Development Finance Agency:
5.000%, 1/1/2023, Call 1/1/2017	650,000	680,602
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,670,071
5.000%, 7/1/2027, Call 7/1/2025	125,000	148,422
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	360,000	360,976
5.000%, 1/1/2017	330,000	340,517
5.000%, 7/1/2025, Call 7/1/2022 (14)	660,000	712,873
5.250%, 1/1/2019 (14)	1,355,000	1,471,869
5.250%, 1/1/2019	520,000	557,861
Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,508,805
5.750%, 7/1/2036, Call 7/1/2019	805,000	904,265
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (14)	2,385,000	2,402,601
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	964,773

		21,864,709
Michigan - 5.3%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,041,709
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	757,004
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,499,810
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	726,204
5.000%, 5/1/2026	500,000	604,765
Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018	950,000	1,029,382
5.000%, 5/1/2020	375,000	424,470
Charter Township of Northville:
2.000%, 4/1/2016	370,000	372,205
4.000%, 4/1/2021	400,000	438,320
4.000%, 4/1/2022	240,000	263,153
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2031, Call 5/1/2023	765,000	861,643
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,088,460
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	99,998
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	90,432
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.260%, 7/1/2032, Call 12/3/2015 (9) (13)	15,000	12,410
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	255,628
5.000%, 7/1/2019, Call 7/1/2016	50,000	51,120
5.000%, 7/1/2020, Call 7/1/2016	720,000	735,574
5.000%, 7/1/2020, Call 7/1/2016	50,000	51,082
5.000%, 7/1/2023, Call 7/1/2016	200,000	203,974
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,114,716
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (9)	725,000	741,487
5.000%, 7/1/2021, Call 12/31/2015	1,530,000	1,534,820
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,083,050
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	223,564
5.000%, 10/1/2021	290,000	326,233
5.000%, 10/1/2022	290,000	327,851
5.000%, 10/1/2023	250,000	282,780
5.000%, 10/1/2024	300,000	339,012
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	966,051

Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	454,428
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	360,564
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,424,316
5.000%, 5/1/2025	1,000,000	1,210,340
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,236,023
Forest Hills Public Schools:
5.000%, 5/1/2019	1,375,000	1,547,136
5.000%, 5/1/2020	1,600,000	1,839,616
5.000%, 5/1/2021	1,600,000	1,872,736
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,170,460
5.000%, 5/1/2022	1,000,000	1,186,930
5.000%, 5/1/2025	1,700,000	2,057,578
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	626,196
5.000%, 5/1/2026, Call 5/1/2025	200,000	238,366
5.000%, 5/1/2027, Call 5/1/2025	230,000	270,977
5.000%, 5/1/2030, Call 5/1/2025	1,100,000	1,264,593
5.000%, 5/1/2032, Call 5/1/2025	1,025,000	1,175,675
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,895,449
5.250%, 5/1/2027, Call 5/1/2021	600,000	698,520
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,820,511
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,111,820
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (9)	415,000	449,341
Jenison Public Schools:
5.000%, 5/1/2021	500,000	581,295
5.000%, 5/1/2022, Call 5/1/2021	560,000	647,298
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,150,530
Laingsburg Community School District, Q-SBLF:
3.000%, 5/1/2017	540,000	555,017
3.000%, 5/1/2018	510,000	533,613
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,120,540
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,117,720
5.000%, 5/1/2020	1,825,000	2,101,688
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,855,664
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	288,376
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,494,747
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,010,171
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	671,376
5.000%, 5/1/2019	1,215,000	1,366,681
5.000%, 5/1/2020	1,205,000	1,387,690
Michigan Finance Authority:
5.000%, 6/1/2016	1,450,000	1,475,056
5.000%, 11/1/2020	2,000,000	2,293,420
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,692,705
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,681,965
Michigan State Building Authority, NATL:
0.000%, 10/15/2021, Call 10/15/2016	835,000	657,153
0.000%, 10/15/2021, Call 10/15/2016	665,000	519,717
0.000%, 10/15/2023, Call 10/15/2016	900,000	641,070
0.000%, 10/15/2023, Call 10/15/2016	700,000	493,395
Michigan State Hospital Finance Authority, 5.000%, 12/1/2028, Call 6/1/2022	3,500,000	3,978,835
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	920,720
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,000,000	1,041,210
North Branch Area Schools, Q-SBLF:
4.000%, 5/1/2016	585,000	593,032
5.000%, 5/1/2024	200,000	240,570
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,091,540
5.000%, 5/1/2021	450,000	526,707
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	286,928

River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,957,737
5.000%, 5/1/2021	1,155,000	1,351,881
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,255,379
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	901,451
3.000%, 5/1/2018	855,000	881,753
3.000%, 5/1/2019	340,000	352,294
3.250%, 5/1/2020	90,000	94,960
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	545,015
5.250%, 5/1/2019, Call 5/1/2018	400,000	438,784
Wayne County Airport Authority, 5.000%, 12/1/2026, Call 12/1/2025 (14)	3,000,000	3,417,480
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	569,971
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,321,416

		94,563,032
Minnesota - 0.7%
City of Howard Lake, 2.000%, 2/1/2017	105,000	106,270
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	190,634
6.500%, 11/15/2038, Call 11/15/2018	905,000	1,009,500
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	484,218
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (9)	215,000	244,515
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.120%, 8/1/2027, Call 12/1/2015 (9) (13)	375,000	344,283
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	1,715,000	1,714,640
City of Winona, 3.750%, 7/1/2021	170,000	177,925
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	80,000	84,538
3.650%, 6/1/2021, Call 12/1/2020	45,000	44,897
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	317,834
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,470,756
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	440,000	447,691
4.000%, 10/1/2016	250,000	254,743
5.000%, 10/1/2019	400,000	449,184
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	735,000	761,761
4.000%, 7/1/2040, Call 1/1/2022	905,000	944,196
5.000%, 7/1/2038, Call 7/1/2018	5,000	5,013
5.500%, 7/1/2048, Call 1/1/2017 (14)	190,000	193,920
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,250,185	1,238,145
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	766,256	741,291
5.000%, 1/1/2031, Call 7/1/2021	785,000	831,731

		12,057,685
Mississippi - 0.8%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 12/1/2015 (9)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	195,000	201,219
5.000%, 10/1/2023	2,725,000	3,095,518
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,367,436
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	325,000	329,020
Mississippi Hospital Equipment & Facilities Authority, 0.750%, 1/7/2016 (9)	700,000	700,014
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	266,031
5.000%, 11/1/2022	135,000	161,790

		14,621,028
Missouri - 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,551,280
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	1,000,000	995,930

4.000%, 5/15/2019	475,000	510,625
5.000%, 5/15/2020	125,000	141,003
5.000%, 5/15/2021	490,000	560,095
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	564,845
5.000%, 9/1/2023, Call 9/1/2019	300,000	338,907
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,103,870
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,004,867
Health & Educational Facilities Authority, 4.000%, 2/1/2040, Call 8/1/2025	1,000,000	999,950
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,148,101
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,335,060
Joplin Industrial Development Authority:
3.125%, 2/15/2016	885,000	889,186
5.000%, 2/15/2020	330,000	368,128
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	485,000	504,584
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	85,000	86,306
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	850,000	890,647
4.000%, 5/1/2027, Call 5/1/2021	840,000	885,730
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	852,315
Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,465,936
3.750%, 2/15/2018	950,000	991,857
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,131,430
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	2,900,000	2,906,322
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,511,678
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,137,640
5.000%, 3/1/2031, Call 3/1/2020	750,000	850,260
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,133,680

		32,860,232
Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 12/1/2019 (9)	4,000,000	4,530,840
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,130,520
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	809,430
5.000%, 1/1/2026, Call 1/1/2018	750,000	806,700
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,134,100
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	977,576
5.000%, 5/1/2027, Call 5/1/2022	585,000	692,804
5.000%, 5/1/2028, Call 5/1/2022	550,000	648,087
5.000%, 5/1/2029, Call 5/1/2022	660,000	772,939

		11,502,996
Nevada - 1.8%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	111,944
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,699,408
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,435,910
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,393,092
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,154,340
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	427,171
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,322,780
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,122,030
Las Vegas Valley Water District:
0.250%, 6/1/2036, Call 12/1/2015 (9)	7,200,000	7,200,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,994,217
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,875,494
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,860,000	1,954,786
5.375%, 10/1/2039, Call 4/1/2019	485,000	499,375

		31,190,547
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, 0.220%, 10/1/2030, Call 12/1/2015 (9)	2,670,000	2,670,000

New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	740,000	762,385
4.800%, 7/1/2028, Call 1/1/2022	1,640,000	1,781,679
6.000%, 7/1/2038, Call 1/1/2018 (14)	335,000	343,603

		5,557,667
New Jersey - 3.3%
Casino Reinvestment Development Authority, 5.000%, 11/1/2022	4,775,000	5,099,318
City of Passaic, 4.000%, 5/1/2017	280,000	292,748
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 12/1/2015 (9)	685,000	685,000
5.000%, 6/15/2019	3,000,000	3,248,940
5.000%, 6/15/2020	1,500,000	1,640,895
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (14)	1,875,000	1,874,063
4.875%, 12/1/2024, Call 12/1/2019	8,395,000	9,009,514
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	630,000	642,146
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,891,706
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,874,883
New Jersey State Turnpike Authority, NATL-RE:
0.138%, 1/1/2030, Call 12/3/2015 (9) (13)	475,000	434,236
0.138%, 1/1/2030, Call 12/4/2015 (9) (13)	1,900,000	1,736,940
0.161%, 1/1/2030, Call 12/1/2015 (9) (13)	350,000	319,962
0.245%, 1/1/2030, Call 12/4/2015 (9) (13)	500,000	457,090
New Jersey Transportation Trust Fund Authority:
1.010%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,771,350
5.000%, 6/15/2022	500,000	542,545
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,202,650
5.250%, 12/15/2023	240,000	264,593
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,472,289
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,419,400
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,219,060
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,142,714
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	322,753
New Jersey Transportation Trust Fund Authority, State Appropriation, 5.000%, 6/15/2017	250,000	260,033
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	581,095

		59,405,923
New Mexico - 1.8%
City of Farmington:
1.875%, 4/1/2020 (9)	3,000,000	3,018,630
1.875%, 4/1/2020 (9)	3,000,000	3,020,850
1.875%, 4/1/2020 (9)	3,750,000	3,776,062
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	709,882
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,621,088
5.700%, 6/1/2026, Call 6/1/2018	465,000	517,243
5.800%, 6/1/2027, Call 6/1/2018	825,000	926,021
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,067,840
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,133,988	1,142,391
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (14)	345,000	346,070
4.500%, 9/1/2024, Call 9/1/2019	210,000	218,047
5.650%, 9/1/2039, Call 3/1/2019	430,000	446,654
6.000%, 9/1/2039, Call 3/1/2019	525,000	536,225
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	805,000	838,279
5.350%, 3/1/2030, Call 9/1/2020	2,035,000	2,140,108
New Mexico Municipal Energy Acquisition Authority, 0.879%, 8/1/2019, Call 2/1/2019 (9)	10,000,000	9,953,500

		31,278,890

New York - 5.3%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	171,642
5.000%, 12/1/2024	200,000	230,476
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,267,853
City of New York, 0.440%, 8/1/2026, Call 12/1/2015 (9) (13)	100,000	100,000
City of New York, AGC:
0.450%, 10/1/2027, Call 12/4/2015 (9) (13)	850,000	850,000
0.460%, 10/1/2021, Call 12/7/2015 (9) (13)	400,000	400,000
City of Newburgh:
2.000%, 5/15/2016	565,000	567,684
2.000%, 5/15/2017	575,000	580,514
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.100%, 7/1/2037, Call 7/1/2017 (6) (7) (9)	5,600,000	5,600,000
Long Island Power Authority, 0.785%, 11/1/2018, Call 5/1/2018 (9)	2,500,000	2,504,775
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	626,934
Metropolitan Transportation Authority, 0.479%, 11/1/2017, Call 5/1/2017 (9)	2,800,000	2,784,180
Metropolitan Transportation Authority, AGM:
0.450%, 11/1/2022, Call 12/2/2015 (9) (13)	200,000	192,869
0.463%, 11/1/2022, Call 12/24/2015 (9) (13)	425,000	409,877
0.733%, 5/15/2018, Call 11/15/2017 (9)	4,000,000	3,991,160
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	699,590
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
0.608%, 1/1/2030, Call 12/1/2015 (9) (13)	225,000	208,780
0.619%, 1/1/2030, Call 12/2/2015 (9) (13)	175,000	162,694
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC:
0.536%, 1/1/2030, Call 12/11/2015 (9) (13)	350,000	324,598
0.637%, 1/1/2030, Call 12/3/2015 (9) (13)	175,000	162,147
New York City Transitional Finance Authority:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,906,635
5.000%, 11/1/2024	2,215,000	2,736,544
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	3,046,973
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,222,550
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,445,100
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	456,115
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	595,940
5.000%, 6/15/2029, Call 6/15/2024	600,000	710,064
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,044,350
5.000%, 10/1/2019	500,000	572,280
New York State Dormitory Authority:
5.000%, 12/15/2023, Call 12/15/2022	4,590,000	5,542,746
5.000%, 3/15/2027, Call 3/15/2022	16,555,000	19,430,603
5.000%, 3/15/2028, Call 3/15/2019	625,000	696,306
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,148,150
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 12/7/2015 (9) (13)	3,150,000	2,829,087
New York State Energy Research & Development Authority, AMBAC, 0.044%, 10/1/2028, Call 12/4/2015 (9) (13)	500,000	500,000
New York State Energy Research & Development Authority, NATL-RE, 0.159%, 12/1/2020, Call 12/1/2015 (9) (13)	6,450,000	6,090,232
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	10,031,954
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,177,870
Niagara Tobacco Asset Securitization Corp.:
4.000%, 5/15/2016	395,000	401,044
5.000%, 5/15/2017	300,000	317,946
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 12/3/2015 (9) (13)	1,420,000	1,373,339
0.120%, 2/13/2032, Call 12/3/2015 (9) (13)	2,505,000	2,289,299

		93,400,900

North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	889,695
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	639,604
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,167,820
5.000%, 10/1/2024, Call 10/1/2021	835,000	975,130
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	285,010

County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,640,714
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,930,605
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	350,000	377,227
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	645,000	684,455
North Carolina Medical Care Commission:
4.000%, 10/1/2016	595,000	612,481
4.000%, 6/1/2020	470,000	514,876
5.000%, 6/1/2027, Call 6/1/2022	500,000	571,285
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,330,326
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,857,225

		13,476,453

North Dakota - 1.8%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	674,973
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,579,933
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,903,613
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	3,000,000	3,000,780
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,574,611
City of Grand Forks:
4.000%, 12/1/2019	535,000	570,995
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,059,390
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	186,452
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	1,290,000	1,309,634
3.750%, 7/1/2034, Call 7/1/2022	420,000	429,836
4.125%, 1/1/2026, Call 1/1/2021	705,000	738,022
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,630,832
4.000%, 6/1/2023	2,440,000	2,761,739
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,462,611
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,277,465
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,115,000	1,118,869
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	822,396
4.000%, 3/1/2023, Call 3/1/2021	420,000	445,250
4.500%, 3/1/2020	1,455,000	1,579,475
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,786,060
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,889,258

		32,802,194

Ohio - 4.0%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	690,246
5.250%, 12/1/2033, Call 12/1/2021	500,000	573,705
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	430,096
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,638,814
5.000%, 10/1/2024, Call 10/1/2022	460,000	541,549
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,242,689
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,299,387
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,633,271
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,392,377
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,330,326
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,106,830
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,113,700
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	537,855
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,064,590
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,055,800
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	318,196
0.000%, 12/1/2025	600,000	457,566
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,156,330
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,349,800

5.000%, 5/15/2031, Call 5/15/2023	405,000	466,888
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,089,757
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,323,437
County of Lorain, AMBAC:
0.392%, 10/1/2030 (9) (13)	4,350,000	4,033,581
0.416%, 10/1/2030 (9) (13)	500,000	469,137
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,085,025
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,405,552
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	519,850
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,250,921
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,211,134
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,065,527
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,622,214
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,496,375
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	813,935
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	763,541
4.000%, 12/1/2024, Call 12/1/2019	835,000	909,874
4.000%, 12/1/2025, Call 12/1/2019	855,000	927,188
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,728,932
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,800,702
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	565,717
4.500%, 12/1/2018	885,000	955,428
New Albany Community Authority:
4.000%, 10/1/2020	590,000	642,616
5.000%, 10/1/2022	1,000,000	1,163,490
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,303,193
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	261,032
5.000%, 12/1/2028, Call 12/1/2023	365,000	430,751
5.000%, 12/1/2029, Call 12/1/2023	500,000	586,510
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,144,647
4.000%, 12/1/2021	795,000	871,678
4.000%, 12/1/2022	845,000	930,429
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,410,000	1,501,227
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,526,135
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,330,582
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	258,381
State of Ohio, 0.340%, 1/15/2045, Call 12/1/2015 (9)	8,250,000	8,250,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	281,353

		70,919,866

Oklahoma - 0.7%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	321,785
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,383,700
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,338,015
4.000%, 9/1/2018	415,000	441,286
4.000%, 9/1/2019	740,000	796,729
4.000%, 9/1/2020	700,000	760,403
4.000%, 9/1/2021	805,000	880,042
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	615,000	624,323
3.300%, 3/1/2031, Call 3/1/2022	1,495,000	1,518,621
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	240,000	242,825
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	45,000	47,574
Pittsburg County Economic Development Authority, AMBAC, 4.000%, 12/1/2017, Call 12/1/2015	300,000	300,000
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (14)	1,405,000	1,571,338

		12,226,641

Oregon - 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,154,380
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	794,307
5.000%, 8/1/2037, Call 8/1/2025	650,000	748,293
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,266,619
0.000%, 3/1/2021	1,215,000	1,079,357
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,688,520
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	289,033
5.000%, 9/1/2022	505,000	588,345
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	539,609
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	218,919
3.750%, 6/1/2021, Call 6/1/2019	220,000	229,148
4.000%, 6/1/2022, Call 6/1/2019	235,000	244,962
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,413,880
State of Oregon Housing & Community Services Department:
4.450%, 7/1/2023, Call 1/1/2020 (14)	1,625,000	1,723,751
4.750%, 7/1/2036, Call 7/1/2016 (14)	500,000	501,980

		14,481,103

Pennsylvania - 2.7%
Butler County Hospital Authority, 0.220%, 10/1/2032, Call 12/1/2015 (9)	500,000	500,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	554,860
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	837,461
City of Pittsburgh:
4.000%, 9/1/2016	415,000	425,935
4.000%, 9/1/2021	750,000	825,863
Clarion County Industrial Development Authority, 1.050%, 5/1/2016, Call 12/31/2015	3,000,000	3,000,690
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,591,389
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	390,352
5.000%, 5/1/2022	430,000	467,616
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	597,852
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,558,335
6.250%, 11/15/2029, Call 11/15/2019	715,000	800,657
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,577,178
Nazareth Area School District, SAW, 0.651%, 2/1/2018, Call 8/1/2017 (9)	500,000	501,125
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (9)	500,000	500,390
1.750%, 12/1/2015 (9)	1,400,000	1,400,000
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,211,520
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	540,666
0.000%, 1/1/2021	600,000	520,212
5.000%, 1/1/2022	305,000	346,267
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (14)	2,300,000	2,405,478
Pennsylvania Turnpike Commission:
0.000%, 12/1/2030, Call 12/1/2020 (15)	585,000	634,707
0.560%, 12/1/2016, Call 6/1/2016 (9)	1,450,000	1,451,885
0.690%, 12/1/2018, Call 6/1/2018 (9)	2,850,000	2,835,037
0.990%, 12/1/2021, Call 6/1/2021 (9)	5,000,000	4,951,450
4.000%, 12/1/2023, Call 12/1/2019	200,000	216,564
5.000%, 6/1/2021, Call 6/1/2019	715,000	798,848
6.000%, 12/1/2034, Call 12/1/2020 (15)	395,000	439,746
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,152,879
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,181,450
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	4,785,000	5,323,695
Sayre Health Care Facilities Authority, 0.997%, 12/1/2024, Call 12/1/2017 (9)	225,000	214,115
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	259,065
3.000%, 6/15/2017	350,000	360,896

Scranton School District, SAW, 1.131%, 4/2/2018, Call 10/2/2017 (9)	3,325,000	3,333,977
State Public School Building Authority, SAW, 0.929%, 9/1/2018, Call 3/1/2018 (9)	1,545,000	1,546,004

		47,254,164

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2016	2,255,000	2,246,003
5.000%, 7/1/2018	150,000	153,283
5.000%, 7/1/2021	125,000	125,130
6.250%, 7/1/2026, Call 7/1/2016	225,000	226,033
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 1/15/2016	150,000	147,041
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	313,846

		3,211,336

Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	768,406
4.000%, 10/1/2040, Call 10/1/2021	1,090,000	1,112,737
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	300,000	298,356
3.950%, 12/1/2017	250,000	262,925
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,034,270
4.200%, 12/1/2018, Call 12/1/2017	600,000	630,924
4.250%, 12/1/2020, Call 12/1/2017	500,000	521,040
4.250%, 12/1/2025, Call 12/1/2021 (14)	2,205,000	2,266,784
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,045,640
4.750%, 12/1/2028, Call 12/1/2021 (14)	1,000,000	1,040,760
4.750%, 12/1/2029, Call 12/1/2021 (14)	680,000	703,678
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	4,055,000	4,103,619
Town of Cumberland:
4.000%, 3/15/2024	795,000	889,382
4.000%, 3/15/2026, Call 3/15/2024	460,000	505,899

		17,184,420

South Carolina - 0.9%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	849,238
5.250%, 1/1/2028, Call 1/1/2022	475,000	546,777
County of Dorchester:
5.000%, 10/1/2022	480,000	569,779
5.000%, 10/1/2026, Call 10/1/2022	400,000	469,524
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,298,480
5.000%, 11/1/2030, Call 11/1/2020	500,000	555,465
5.000%, 11/1/2031, Call 11/1/2024	360,000	406,904
Fort Mill School Facilities Corp., 5.250%, 12/1/2024, Call 12/1/2016	250,000	261,817
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	433,567
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,042,340
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	496,629
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,170,480
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,993,151
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	150,000	159,020
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (14)	375,000	386,055
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	592,605
5.500%, 1/1/2038, Call 1/1/2019	920,000	1,024,678
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,704,420
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	996,867

		15,957,796

South Dakota - 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	248,884

6.750%, 12/1/2031, Call 12/1/2019	500,000	569,885
7.000%, 12/1/2035, Call 12/1/2019	750,000	857,280
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	555,775
4.250%, 9/1/2023	740,000	800,813
4.500%, 9/1/2018	500,000	526,485
4.500%, 9/1/2020	900,000	966,258
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,151,096
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,062,948
5.000%, 9/1/2019	200,000	225,002
5.000%, 11/1/2022	715,000	842,191
5.000%, 8/1/2023	375,000	446,899
5.000%, 11/1/2023	625,000	741,444
5.000%, 8/1/2024	195,000	233,924
5.000%, 11/1/2024	650,000	779,077
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,129,200
5.000%, 11/1/2025, Call 11/1/2024	600,000	713,868
5.000%, 11/1/2026, Call 11/1/2024	550,000	647,202
5.000%, 9/1/2027, Call 9/1/2024	720,000	792,734
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,043,230
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	521,815
3.900%, 11/1/2030, Call 11/1/2023	320,000	328,883
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,371,485

		17,556,378

Tennessee - 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	554,645
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	623,253
Public Building Authority of Sevier County, AMBAC, 0.184%, 6/1/2018 (9) (13)	550,000	540,788
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,167,724
5.250%, 9/1/2021	3,810,000	4,431,487
5.250%, 9/1/2022	250,000	293,943
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2020	920,000	949,688
4.000%, 7/1/2025, Call 1/1/2021	925,000	959,410
4.000%, 7/1/2039, Call 1/1/2024	935,000	996,794
4.125%, 1/1/2025, Call 1/1/2021	805,000	850,064
4.500%, 7/1/2028, Call 1/1/2020	365,000	381,071
4.750%, 7/1/2027, Call 1/1/2017 (14)	175,000	177,345
5.000%, 1/1/2027, Call 7/1/2019	355,000	369,239

		17,295,451

Texas - 7.4%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	7,875,000	7,867,834
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC:
2.000%, 9/1/2017	1,145,000	1,161,957
3.000%, 9/1/2020	700,000	734,111
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,097,450
5.250%, 4/1/2021, Call 4/1/2020	400,000	447,456
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	716,270
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,204,430
5.000%, 9/1/2027, Call 9/1/2025	600,000	716,388
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,171,550
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,206,004
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	294,083
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	375,152
City of Houston, XLCA, 0.463%, 7/1/2032 (9) (13) (14)	450,000	420,131
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	265,205
5.000%, 10/1/2027, Call 10/1/2024	240,000	280,625
City of San Antonio, 0.410%, 11/1/2017 (9)	1,600,000	1,596,432

City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	643,002
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,359,196
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	809,230
5.000%, 8/15/2027, Call 8/15/2025	545,000	649,269
5.000%, 8/15/2028, Call 8/15/2025	835,000	988,506
5.000%, 8/15/2029, Call 8/15/2025	335,000	394,717
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,464,737
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,175,950
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,464,154
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,302,604
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,340,735
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,646,440
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,079,673
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,140,710
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	762,055
Dallas/Fort Worth International Airport:
5.000%, 11/1/2023, Call 11/1/2020	2,400,000	2,799,960
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,180,700
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,673,200
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,276,760
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,396,200
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,028,180
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,093,442
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	746,110
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (15)	1,000,000	834,930
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,631,859
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,702,426
Harris County Cultural Education Facilities Finance Corp.:
0.760%, 6/1/2020 (9)	2,000,000	1,988,040
0.840%, 6/1/2021 (9)	2,400,000	2,383,104
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,770,999
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,882,274
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	477,696
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	604,214
La Vernia Higher Education Finance Corp.:
4.750%, 8/15/2016	180,000	185,222
5.000%, 8/15/2017	150,000	160,113
5.000%, 8/15/2018	150,000	165,392
Little Elm Independent School District, PSF:
5.000%, 8/15/2020, Call 8/15/2016	95,000	98,058
5.000%, 8/15/2020, Call 8/15/2016	1,050,000	1,082,970
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	824,346
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,597,301
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	739,429
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	581,831
Midland County Public Facility Corp., 1.250%, 3/1/2018, Call 9/1/2017	875,000	876,356
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,416,690
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,058,652
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	508,573
3.000%, 5/15/2019	510,000	525,881
New Hope Cultural Education Facilities Corp., 5.000%, 7/1/2030, Call 7/1/2025	750,000	804,840
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	470,523
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	359,392
5.000%, 8/15/2023	250,000	291,048
5.000%, 8/15/2024	200,000	233,926
North Texas Tollway Authority:
0.810%, 1/1/2019, Call 7/1/2018 (9)	1,750,000	1,749,965
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,448,957

North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,930,292
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	538,220
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2016 (9)	2,190,000	2,195,497
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,180,640
Port of Port Arthur Navigation District:
0.180%, 12/1/2039, Call 12/1/2015 (9)	5,500,000	5,500,000
0.180%, 12/1/2039, Call 12/1/2015 (9)	3,420,000	3,420,000
0.180%, 4/1/2040, Call 12/1/2015 (9)	1,240,000	1,240,000
0.180%, 11/1/2040, Call 12/1/2015 (9)	14,700,000	14,700,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	395,430
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	560,920
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	440,988
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,009,700
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,366,736
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,311,100
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,085,620
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,560,975

		130,861,733

Utah - 1.2%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	965,685
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,130,500
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	368,319
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,656,517
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,420,276
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,049,803
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,469,246
Utah Housing Corp., 5.250%, 7/1/2028, Call 1/1/2017 (14)	405,000	410,646
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,140,890
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,537,224
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,205,873
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	557,352
Utah Transit Authority, AGM, 0.130%, 6/15/2036, Call 6/15/2018 (6) (7) (9)	6,645,000	6,645,000

		20,557,331

Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,515,000	1,600,173
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (14)	130,000	140,193
5.000%, 6/15/2020 (14)	125,000	136,519

		1,876,885

Virginia - 0.3%
City of Chesapeake, 5.000%, 7/15/2022	500,000	575,125
Henrico County Economic Development Authority, AGM, 0.348%, 8/23/2027, Call 12/1/2015 (9) (13)	50,000	46,974
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	857,786
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,020,689
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,112,420

		4,612,994

Washington - 1.2%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	165,268
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	716,206
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,096,190
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	231,264
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2024	245,000	249,030
3.350%, 6/1/2036, Call 6/1/2024	350,000	355,705
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,295,580

Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,236,140
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	755,651
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	470,298
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6) (7)	375,000	352,684
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,664,045
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,137,440
5.000%, 10/1/2030, Call 10/1/2022	750,000	848,880
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	420,000	438,043
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (14)	750,000	772,770
3.050%, 12/1/2022 (14)	200,000	206,498
3.150%, 6/1/2023, Call 12/1/2022 (14)	330,000	337,079
3.150%, 12/1/2023, Call 12/1/2022 (14)	150,000	153,218
3.300%, 6/1/2024, Call 12/1/2022 (14)	20,000	20,174
3.450%, 6/1/2025, Call 12/1/2022 (14)	845,000	871,525
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	910,950
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,103,165
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	570,388
5.000%, 12/1/2022	510,000	560,414

		20,518,605

West Virginia - 0.5%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,116,490
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,344,989
City of Princeton:
4.000%, 5/1/2016	715,000	723,773
5.000%, 5/1/2017	875,000	920,867
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,859,825
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,599,493
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	612,984

		9,178,421

Wisconsin - 3.5%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	101,407
Maple School District, 5.000%, 4/1/2022	1,070,000	1,259,872
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	555,775
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	867,208
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,324,020
5.000%, 11/1/2025, Call 11/1/2022	3,500,000	4,202,065
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,892,295
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,320,939
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,625,948
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,249,473
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	604,672
5.250%, 12/15/2027	1,930,000	2,279,349
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,055
4.750%, 10/15/2029, Call 10/15/2021	605,000	665,990
5.000%, 4/15/2016	1,000,000	1,016,570
5.000%, 8/15/2018	1,000,000	1,095,040
5.000%, 6/1/2019	645,000	680,978
5.000%, 6/1/2019	2,860,000	3,173,742
5.000%, 7/1/2019	990,000	1,088,079
5.000%, 8/15/2019	250,000	280,125
5.000%, 8/15/2019	955,000	1,071,548
5.000%, 8/15/2020	1,060,000	1,214,241
5.000%, 3/1/2021	240,000	269,059
5.000%, 8/15/2021	1,160,000	1,352,003
5.000%, 3/1/2022	205,000	231,541
5.000%, 10/1/2022	750,000	888,180

5.000%, 12/15/2022	500,000	593,270
5.000%, 12/15/2023	500,000	598,905
5.000%, 12/15/2024	500,000	604,105
5.000%, 3/1/2025, Call 3/1/2024	315,000	351,436
5.000%, 6/1/2026, Call 6/1/2020	135,000	152,202
5.000%, 8/15/2027, Call 8/15/2022	500,000	564,800
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,551
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,915,900
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,098,217
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,104,800
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,551,400
5.125%, 4/15/2031, Call 4/15/2023	250,000	277,368
5.250%, 8/15/2018, Call 8/15/2016	500,000	514,170
5.250%, 4/1/2023, Call 4/1/2018	365,000	401,489
5.250%, 6/1/2034, Call 6/1/2020	300,000	337,584
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,859,650
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,050,069
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (14)	1,605,000	1,735,679
Wisconsin Housing & Economic Development Authority, AGM, 0.070%, 5/1/2043, Call 12/1/2015 (9)	3,165,000	3,165,000

		61,323,769

Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,137,160
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	540,760

		1,677,920

Total Municipals (identified cost $1,673,177,867)		1,729,690,512

Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,362,015
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,526,800
BlackRock Municipal Bond Trust	93,400	1,459,842
BlackRock Municipal Income Quality Trust	107,800	1,509,200
BlackRock Municipal Income Trust	107,000	1,540,800
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,237,550
BlackRock MuniYield Quality Fund, Inc.	105,000	1,636,950
BMO Ultra Short Tax-Free Fund (4)	498,641	5,021,312
Eaton Vance Municipal Income Term Trust	42,000	746,340

Total Mutual Funds (identified cost $15,633,334)		16,040,809

Short-Term Investments - 0.5%

Mutual Funds - 0.5%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	7,697,226	7,697,226

Total Short-Term Investments (identified cost $7,697,226)		7,697,226

Total Investments - 99.1% (identified cost $1,696,508,427)		1,753,428,547
Other Assets and Liabilities - 0.9%		16,472,074

Total Net Assets - 100.0%		$1,769,900,621

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.481%, 8/25/2031, (Series T-32) (9)	$316,937	$310,665

Total Asset-Backed Securities (identified cost $316,936)		310,665

Collateralized Mortgage Obligations - 13.3%

Federal Home Loan Mortgage Corporation - 0.0%
5.000%, 5/15/2033, (Series 2791)	10,239	10,268
Federal National Mortgage Association - 0.7%
0.621%, 4/25/2034, (Series 2004-25) (9)	333,979	337,382
4.000%, 10/25/2032, (Series 2003-28)	2,294	2,297
4.000%, 3/25/2041, (Series 2012-21)	502,769	535,210

		874,889
Government National Mortgage Association - 0.9%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,001,767
Private Sponsor - 11.7%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,216,509	1,236,759
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	486,706	516,544
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.467%, 7/25/2037 (9)	755,823	700,085
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	959,858	999,478
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	217,136	209,975
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.397%, 2/25/2024 (9)	2,000,000	2,004,978
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	259,653	256,208
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.558%, 11/25/2034 (9)	1,159,556	1,183,146
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	1,042,085	947,087
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	1,031,117	980,904
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.593%, 12/25/2034 (9)	864,216	827,092
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	633,905	623,742
Class A1, (Series 2006-AR19), 5.596%, 12/25/2036 (9)	1,244,047	1,195,855
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,234,619	1,225,267
Class A8, (Series 2007-11), 6.000%, 8/25/2037	905,310	898,930

		13,806,050

Total Collateralized Mortgage Obligations (identified cost $15,618,179)		15,692,974

Commercial Mortgage Securities - 11.8%

Private Sponsor - 11.8%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	789,152	792,083
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (9)	1,000,000	1,036,406
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.175%, 5/25/2045 (6) (7) (9)	2,000,000	2,120,900
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.714%, 1/25/2047 (6) (7) (9)	2,000,000	2,101,498
Class C, (Series 2012-K21), 4.071%, 7/25/2045 (6) (7) (9)	1,500,000	1,515,838
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (9)	2,000,000	2,070,280
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.905%, 11/15/2046 (9)	2,000,000	2,163,492

UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6) (7) (9)	2,000,000	2,038,466

Total Commercial Mortgage Securities (identified cost $13,657,505)		13,838,963

U.S. Government Agency-Mortgage Securities - 69.3%

Federal Home Loan Mortgage Corporation - 15.7%
3.000%, 2/1/2029	1,644,057	1,704,768
3.500%, 4/1/2042	107,923	112,057
3.500%, 9/1/2044	4,542,039	4,700,629
4.000%, 10/1/2031	2,150,078	2,308,318
4.000%, 12/1/2040	586,904	624,348
4.000%, 2/1/2044	3,456,718	3,690,257
4.500%, 9/1/2031	663,023	721,558
4.500%, 7/1/2040	46,178	50,524
4.500%, 11/1/2040	1,161,117	1,266,475
4.500%, 2/1/2041	1,749,245	1,891,032
5.000%, 12/1/2022	227,995	244,951
5.000%, 1/1/2040	385,137	428,692
5.500%, 11/1/2018	160,840	165,959
5.500%, 10/1/2021	231,495	250,199
5.500%, 7/1/2035	64,460	72,029
6.000%, 12/1/2036	47,076	53,122
6.000%, 12/1/2037	28,876	33,076
6.500%, 9/1/2016	4,289	4,336
7.500%, 4/1/2024	51,970	59,182
7.500%, 4/1/2027	27,791	31,888
8.000%, 8/1/2030	28,006	33,643
8.500%, 9/1/2024	26,896	31,002
9.000%, 6/1/2019	9,147	9,447
9.500%, 2/1/2025	12,023	12,187

		18,499,679
Federal National Mortgage Association - 49.3%
2.500%, 9/1/2029	2,562,115	2,604,979
3.000%, 8/1/2032	284,271	293,188
3.000%, 5/1/2043	3,770,765	3,798,099
3.000%, 5/1/2043	2,529,231	2,547,553
3.000%, 8/1/2043	3,495,340	3,520,702
3.000%, 2/1/2045	1,907,968	1,918,231
3.000%, 7/1/2045	2,946,740	2,963,571
3.500%, 7/1/2032	619,861	650,800
3.500%, 10/1/2042	2,892,611	3,004,103
3.500%, 5/1/2043	3,224,490	3,361,264
3.500%, 9/1/2043	2,645,784	2,758,770
3.500%, 2/1/2045	2,904,974	3,016,684
3.500%, 4/1/2045	1,894,209	1,963,963
4.000%, 11/1/2031	1,183,107	1,269,431
4.000%, 2/1/2041	1,953,632	2,079,508
4.000%, 3/1/2041	394,658	421,026
4.000%, 9/1/2043	1,580,204	1,687,642
4.000%, 5/1/2044	3,183,582	3,384,835
4.500%, 12/1/2040	1,577,732	1,709,250
4.500%, 4/1/2041	5,323,817	5,768,963
4.500%, 6/1/2042	1,410,741	1,544,647
5.000%, 5/1/2018	175,788	182,647
5.000%, 5/1/2042	1,504,230	1,665,538
5.500%, 1/1/2023	220,517	246,303
5.500%, 10/1/2024	344,253	384,507
5.500%, 2/1/2036	272,436	307,492
5.500%, 7/1/2036	550,087	619,890
5.500%, 8/1/2037	983,470	1,109,733
6.000%, 10/1/2016	13,910	14,066
6.000%, 9/1/2021	331,639	362,084
6.000%, 5/1/2039	957,872	1,094,799
6.500%, 9/1/2016	16,669	16,864

6.500%, 9/1/2016	9,916	10,045
6.500%, 8/1/2030	541,704	621,364
6.500%, 12/1/2031	31,444	36,484
6.500%, 11/1/2037	129,254	143,353
7.000%, 3/1/2029	65,245	76,557
7.000%, 7/1/2029	200,651	232,035
7.000%, 2/1/2030	136,332	157,045
7.500%, 10/1/2030	31,164	35,401
8.000%, 10/1/2028	305,113	348,965
8.000%, 4/1/2030	54,001	66,933

		57,999,314
Government National Mortgage Association - 4.3%
3.000%, 2/20/2045	2,328,717	2,376,404
5.000%, 4/15/2034	387,776	432,952
5.500%, 9/15/2033	925,948	1,059,358
6.000%, 12/20/2033	975,510	1,116,759
7.000%, 8/15/2031	49,633	60,525
9.500%, 10/15/2024	11,958	12,169

		5,058,167

Total U.S. Government Agency-Mortgage Securities (identified cost $79,881,388)		81,557,160

Short-Term Investments - 5.1%

Mutual Funds - 5.1%
BMO Government Money Market Fund, Class I, 0.010% (4)	6,046,336	6,050,490

Total Short-Term Investments (identified cost $6,050,490)		6,050,490

Total Investments - 99.8% (identified cost $115,524,498)		117,450,252
Other Assets and Liabilities - 0.2%		180,541

Total Net Assets - 100.0%		$117,630,793

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 55.6%

Agriculture - 1.3%
Imperial Tobacco Finance PLC, 4.250%, 7/21/2025 (6) (7)	$500,000	$509,896
Reynolds American, Inc., 4.450%, 6/12/2025 (1)	750,000	788,885

		1,298,781
Auto Manufacturers - 2.0%
Ford Motor Credit Co. LLC, 1.264%, 11/4/2019 (9)	2,000,000	1,944,492
Banks - 19.8%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (6) (7)	1,300,000	1,315,833
Banco Santander Chile, 1.221%, 4/11/2017 (6) (7) (9)	1,000,000	994,000
Barclays Bank PLC, 0.944%, 2/17/2017 (9)	1,500,000	1,499,002
Capital One Financial Corp., 4.200%, 10/29/2025	500,000	499,270
Credit Agricole SA, 4.375%, 3/17/2025 (1) (6) (7)	1,000,000	984,796
Deutsche Bank AG, 4.500%, 4/1/2025 (1)	700,000	662,359
Goldman Sachs Group, Inc.:
1.522%, 4/30/2018 (9)	2,000,000	2,018,744
4.000%, 3/3/2024 (1)	1,000,000	1,036,431
HSBC Holdings PLC, 4.250%, 3/14/2024 (1)	1,000,000	1,012,161
ING Bank NV, 5.800%, 9/25/2023 (6) (7)	1,000,000	1,097,754
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (6) (7)	1,000,000	1,002,771
JPMorgan Chase & Co., 4.125%, 12/15/2026 (1)	1,000,000	1,013,706
Morgan Stanley:
1.064%, 1/5/2018 (9)	1,000,000	1,002,364
5.000%, 11/24/2025	1,250,000	1,349,720
National City Bank, 0.702%, 6/7/2017 (9)	1,580,000	1,573,021
Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024 (1)	1,000,000	1,030,132
Standard Chartered PLC, 5.200%, 1/26/2024 (1) (6) (7)	1,000,000	1,040,231

		19,132,295
Computers - 0.5%
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (6) (7)	500,000	494,430
Distribution/Wholesale - 0.8%
Ingram Micro, Inc., 4.950%, 12/15/2024	750,000	752,612
Diversified Financial Services - 2.6%
AerCap Ireland Capital, Ltd., 4.625%, 10/30/2020 (1)	500,000	515,000
Jefferies Group LLC, 5.125%, 1/20/2023	1,000,000	1,010,057
Nomura Holdings, Inc., 1.786%, 9/13/2016 (9)	1,000,000	1,005,397

		2,530,454
Holding Companies-Diversified - 1.9%
Leucadia National Corp., 5.500%, 10/18/2023	1,800,000	1,806,811
Iron/Steel - 2.3%
Allegheny Technologies, Inc., 7.625%, 8/15/2023	1,000,000	807,500
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1) (6) (7)	1,750,000	1,438,850

		2,246,350
Media - 2.5%
CBS Corp., 4.000%, 1/15/2026 (1)	850,000	845,432
CCO Safari II LLC, 4.908%, 7/23/2025 (1) (6) (7)	1,500,000	1,525,116

		2,370,548
Mining - 2.0%
Anglo American Capital PLC, 4.875%, 5/14/2025 (6) (7)	700,000	522,418
Barrick Gold Corp., 4.100%, 5/1/2023 (1)	1,000,000	881,316
Glencore Funding LLC, 4.625%, 4/29/2024 (6) (7)	500,000	380,025

Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	185,500

		1,969,259
Miscellaneous Manufacturing - 1.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,230,525
Oil & Gas - 6.8%
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	782,429
KazMunayGas National Co. JSC, 4.875%, 5/7/2025 (1) (6) (7)	1,000,000	934,900
Petrobras Global Finance BV, 5.750%, 1/20/2020 (1)	1,000,000	835,950
Petroleos Mexicanos, 4.250%, 1/15/2025 (6) (7)	750,000	706,500
Pride International, Inc., 8.500%, 6/15/2019	1,000,000	1,027,525
Rowan Cos., Inc., 4.875%, 6/1/2022	1,000,000	815,687
Transocean, Inc., 6.875%, 12/15/2021 (1)	1,900,000	1,431,650

		6,534,641
Pharmaceuticals - 1.5%
Merck & Co., Inc., 0.716%, 2/10/2020 (9)	1,500,000	1,492,155
Pipelines - 3.0%
Energy Transfer Partners LP, 4.150%, 10/1/2020	1,000,000	971,187
Kinder Morgan Energy Partners LP:
4.150%, 2/1/2024	1,300,000	1,100,449
4.300%, 5/1/2024	1,000,000	833,725

		2,905,361
Real Estate Investment Trusts - 2.3%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,281,219
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	980,082

		2,261,301
Telecommunications - 2.4%
CenturyLink, Inc., 5.625%, 4/1/2020 (1)	1,000,000	995,000
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	1,500,000	1,307,854

		2,302,854
Transportation - 2.6%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6) (7)	1,000,000	1,038,535
Kansas City Southern de Mexico SA de C.V., 1.023%, 10/28/2016 (9)	1,500,000	1,485,792

		2,524,327

Total Corporate Bonds & Notes (identified cost $56,022,828)		53,797,196

U.S. Government & U.S. Government Agency Obligations - 12.2%

U.S. Treasury Bonds & Notes - 12.2%
0.125%, 4/15/2020	6,604,845	6,554,318
1.625%, 1/15/2018 (1)	5,111,325	5,286,127

Total U.S. Government & U.S. Government Agency Obligations (identified cost $11,873,324)		11,840,445

U.S. Government Agency-Mortgage Securities - 28.7%

Federal Home Loan Mortgage Corporation - 11.7%
3.000%, 9/1/2045	1,987,613	1,996,083
3.500%, 10/1/2043	3,096,414	3,206,819
3.500%, 2/1/2044	3,080,481	3,188,039
4.000%, 4/1/2044	2,766,080	2,935,400

		11,326,341

Federal National Mortgage Association - 17.0%
3.000%, 5/1/2043	1,636,603	1,648,458
3.000%, 9/1/2044	2,505,512	2,520,467
3.000%, 2/1/2045	4,769,920	4,795,577
3.000%, 6/1/2045	2,455,506	2,468,771
3.000%, 7/1/2045 (10)	2,963,059	2,979,066

3.500%, 4/1/2045	1,912,944	1,983,436

		16,395,775

Total U.S. Government Agency-Mortgage Securities (identified cost $27,498,865)		27,722,116

Short-Term Investments - 26.7%

Collateral Pool Investments for Securities on Loan - 21.3%
Collateral pool allocation (3)		20,561,098

Mutual Funds - 5.4%
BMO Prime Money Market Fund, Class I, 0.070% (4)	5,235,206	5,235,206

Total Short-Term Investments (identified cost $25,796,304)		25,796,304

Total Investments - 123.2% (identified cost $121,191,321)		119,156,061
Other Assets and Liabilities - (23.2)%		(22,460,605)

Total Net Assets - 100.0%		$96,695,456

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 91.2%

Advertising - 0.7%
Omnicom Group, Inc., 3.650%, 11/1/2024 (1)	$2,000,000	$1,984,632
Aerospace/Defense - 0.7%
Lockheed Martin Corp., 3.100%, 1/15/2023 (1)	2,000,000	2,008,196
Agriculture - 0.8%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	160,494
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	292,862
Imperial Tobacco Finance PLC, 4.250%, 7/21/2025 (6) (7)	1,500,000	1,529,688
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	283,328

		2,266,372
Auto Manufacturers - 4.3%
Daimler Finance North America LLC, 1.009%, 8/1/2016 (6) (7) (9)	2,500,000	2,498,482
Ford Motor Credit Co. LLC:
1.259%, 1/9/2018 (9)	3,000,000	2,975,265
1.264%, 11/4/2019 (9)	1,500,000	1,458,369
1.594%, 5/9/2016 (9)	1,000,000	1,002,095
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	966,947
4.375%, 9/25/2021 (1)	2,000,000	2,043,766
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (6) (7)	450,000	468,842
Nissan Motor Acceptance Corp., 1.026%, 9/26/2016 (6) (7) (9)	250,000	250,204

		11,663,970
Banks - 15.4%
ABN AMRO Bank NV, 1.123%, 10/28/2016 (6) (7) (9)	750,000	752,918
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	800,000	805,000
Banco Santander Chile, 1.221%, 4/11/2017 (6) (7) (9)	1,000,000	994,000
Bank of America Corp.:
1.139%, 3/22/2016 (9)	1,500,000	1,501,943
1.196%, 4/1/2019 (1) (9)	1,000,000	1,001,000
1.361%, 1/15/2019 (1) (9)	2,000,000	2,012,650
4.000%, 1/22/2025 (1)	2,000,000	1,988,690
BBVA Banco Continental SA, 5.250%, 9/22/2029 (6) (7) (9)	1,000,000	995,000
Capital One Financial Corp., 3.150%, 7/15/2016	2,000,000	2,025,354
Citigroup, Inc.:
0.872%, 3/10/2017 (9)	750,000	748,612
1.013%, 4/27/2018 (9)	3,000,000	2,992,683
Credit Suisse, 0.633%, 3/11/2016 (9)	1,750,000	1,750,290
Deutsche Bank AG/London, 0.882%, 5/30/2017 (9)	1,000,000	995,065
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,145,478
Goldman Sachs Group, Inc.:
1.462%, 11/15/2018 (9)	1,000,000	1,005,285
1.476%, 4/23/2020 (1) (9)	3,000,000	3,026,745
1.522%, 4/30/2018 (9)	1,500,000	1,514,058
6.750%, 10/1/2037	1,000,000	1,202,339
7.500%, 2/15/2019	300,000	349,410
HSBC USA, Inc., 0.626%, 6/23/2017 (9)	1,500,000	1,493,778
ING Bank NV, 5.800%, 9/25/2023 (6) (7)	500,000	548,877
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (6) (7)	1,400,000	1,327,830
JPMorgan Chase & Co.:
3.150%, 7/5/2016	1,500,000	1,520,203
4.625%, 5/10/2021 (1)	300,000	327,784
Morgan Stanley:
5.500%, 1/26/2020 (1)	1,000,000	1,117,761
5.500%, 7/28/2021 (1)	1,000,000	1,135,623

National City Bank:
0.687%, 12/15/2016 (9)	550,000	548,544
0.702%, 6/7/2017 (9)	2,000,000	1,991,166
SunTrust Banks, Inc., 3.500%, 1/20/2017	3,000,000	3,065,442
Wells Fargo & Co., 4.300%, 7/22/2027 (1)	2,000,000	2,061,998

		41,945,526
Biotechnology - 2.8%
Amgen, Inc., 0.758%, 5/22/2017 (9)	2,500,000	2,494,820
Celgene Corp., 5.000%, 8/15/2045 (1)	3,000,000	3,011,331
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,041,868

		7,548,019
Chemicals - 2.4%
Agrium, Inc., 4.125%, 3/15/2035	3,000,000	2,594,451
Braskem America Finance Co., 7.125%, 7/22/2041 (6) (7)	1,000,000	816,250
Braskem Finance, Ltd., 5.750%, 4/15/2021 (1) (6) (7)	500,000	470,800
Dow Chemical Co., 8.550%, 5/15/2019 (1)	250,000	299,059
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6) (7)	1,500,000	1,441,875
OCP SA, 6.875%, 4/25/2044 (6) (7)	800,000	803,468

		6,425,903
Commercial Services - 1.1%
ADT Corp.:
3.500%, 7/15/2022 (1)	1,000,000	918,750
4.125%, 6/15/2023 (1)	500,000	470,400
4.875%, 7/15/2042 (1)	2,250,000	1,620,000

		3,009,150
Computers - 2.6%
EMC Corp., 3.375%, 6/1/2023	2,500,000	2,142,767
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (6) (7)	3,000,000	2,966,580
Seagate HDD Cayman, 5.750%, 12/1/2034 (6) (7)	2,500,000	1,940,515

		7,049,862
Distribution/Wholesale - 0.4%
Ingram Micro, Inc., 4.950%, 12/15/2024 (1)	1,000,000	1,003,482
Diversified Financial Services - 4.7%
American Express Credit Corp., 0.602%, 6/5/2017 (9)	3,000,000	2,987,694
Blackstone Holdings Finance Co. LLC, 4.450%, 7/15/2045 (6) (7)	1,000,000	946,773
E*TRADE Financial Corp., 4.625%, 9/15/2023	2,000,000	2,060,000
General Electric Capital Corp., 1.214%, 5/9/2016 (9)	700,000	702,146
HSBC Finance Corp., 5.500%, 1/19/2016 (1)	2,000,000	2,012,350
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	1,948,404
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (1) (6) (7)	500,000	517,809
Nomura Holdings, Inc., 1.786%, 9/13/2016 (9)	1,500,000	1,508,096

		12,683,272
Electric - 0.2%
Georgia Power Co., 0.657%, 3/15/2016 (9)	500,000	500,071
Food - 2.6%
ConAgra Foods, Inc.:
0.687%, 7/21/2016 (9)	2,000,000	1,995,284
6.625%, 8/15/2039	2,500,000	2,694,990
Kroger Co., 0.845%, 10/17/2016 (9)	2,500,000	2,500,960

		7,191,234
Forest Products & Paper - 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	337,971
Healthcare-Services - 1.0%
Humana, Inc., 8.150%, 6/15/2038	600,000	820,745
Quest Diagnostics, Inc., 4.700%, 3/30/2045	1,125,000	1,015,950
UnitedHealth Group, Inc., 0.765%, 1/17/2017 (9)	1,000,000	1,001,112

		2,837,807
Holding Companies-Diversified - 0.9%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6) (7)	1,000,000	975,000
Leucadia National Corp.:

5.500%, 10/18/2023	1,000,000	1,003,784
6.625%, 10/23/2043 (1)	500,000	438,780

		2,417,564
Insurance - 0.3%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	305,783
Primerica, Inc., 4.750%, 7/15/2022	500,000	534,426

		840,209
Internet - 1.8%
eBay, Inc., 4.000%, 7/15/2042	3,000,000	2,341,809
Netflix, Inc.:
5.375%, 2/1/2021 (1)	1,250,000	1,315,625
5.750%, 3/1/2024	1,250,000	1,296,875

		4,954,309
Iron/Steel - 2.3%
Allegheny Technologies, Inc., 7.625%, 8/15/2023	1,000,000	807,500
ArcelorMittal:
6.500%, 3/1/2021 (1)	500,000	438,750
7.250%, 2/25/2022 (1)	1,000,000	886,880
8.000%, 10/15/2039 (1)	1,000,000	760,130
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1) (6) (7)	3,000,000	2,235,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (6) (7)	1,000,000	360,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	882,500

		6,370,760
Lodging - 0.4%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (1)	1,000,000	1,098,973
Media - 6.2%
CCO Safari II LLC, 6.484%, 10/23/2045 (1) (6) (7)	3,000,000	3,128,499
DIRECTV Holdings LLC:
3.950%, 1/15/2025 (1)	2,000,000	2,003,114
5.150%, 3/15/2042 (1)	2,000,000	1,918,360
NBCUniversal Enterprise, Inc., 0.858%, 4/15/2016 (6) (7) (9)	1,000,000	1,001,089
Time Warner Cable, Inc., 6.750%, 6/15/2039 (1)	1,000,000	1,035,128
Viacom, Inc.:
4.375%, 3/15/2043	2,500,000	1,849,718
4.850%, 12/15/2034	1,000,000	854,706
Walt Disney Co.:
0.722%, 5/30/2019 (9)	2,500,000	2,502,152
5.625%, 9/15/2016	2,400,000	2,492,446

		16,785,212
Mining - 3.0%
Barrick North America Finance LLC, 5.750%, 5/1/2043	1,000,000	796,246
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (1) (6) (7)	1,000,000	839,827
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6) (7)	1,000,000	819,570
Glencore Funding LLC, 4.625%, 4/29/2024 (1) (6) (7)	2,000,000	1,520,102
Rio Tinto Finance USA PLC, 1.174%, 6/17/2016 (9)	1,400,000	1,401,186
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,214,862
Teck Resources, Ltd.:
6.000%, 8/15/2040	2,000,000	980,000
6.125%, 10/1/2035	1,000,000	485,000

		8,056,793
Miscellaneous Manufacturing - 0.7%
Trinity Industries, Inc., 4.550%, 10/1/2024	2,000,000	1,893,116
Oil & Gas - 6.3%
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (1)	500,000	215,000
7.250%, 12/15/2018 (1)	1,000,000	599,380
Ecopetrol SA:
5.375%, 6/26/2026 (1)	2,000,000	1,822,500
5.875%, 5/28/2045 (1)	1,000,000	790,000
7.375%, 9/18/2043 (1)	1,000,000	925,000
Ensco PLC:
5.200%, 3/15/2025 (1)	2,000,000	1,650,726

5.750%, 10/1/2044	2,000,000	1,552,410
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	903,798
Petroleos Mexicanos:
4.250%, 1/15/2025 (6) (7)	2,000,000	1,884,000
5.500%, 6/27/2044	2,000,000	1,660,000
Pride International, Inc., 6.875%, 8/15/2020 (1)	1,000,000	983,963
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	1,500,000	1,223,530
5.400%, 12/1/2042	1,000,000	672,018
Transocean, Inc.:
6.875%, 12/15/2021 (1)	2,000,000	1,507,000
7.500%, 4/15/2031	250,000	161,250
7.850%, 12/15/2041	1,000,000	656,250

		17,206,825
Packaging & Containers - 0.6%
Ball Corp.:
4.000%, 11/15/2023 (1)	500,000	480,000
5.000%, 3/15/2022 (1)	1,000,000	1,018,500

		1,498,500
Pharmaceuticals - 5.5%
AbbVie, Inc., 4.700%, 5/14/2045 (1)	2,500,000	2,466,395
Actavis Funding SCS:
1.199%, 9/1/2016 (9)	3,000,000	3,007,644
4.850%, 6/15/2044	1,000,000	1,005,942
Forest Laboratories LLC, 4.375%, 2/1/2019 (6) (7)	900,000	949,961
Merck & Co., Inc.:
0.554%, 5/18/2016 (9)	1,000,000	1,000,236
0.716%, 2/10/2020 (9)	2,500,000	2,486,925
Pfizer, Inc., 5.800%, 8/12/2023 (1)	1,000,000	1,167,418
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (6) (7)	1,000,000	900,000
7.000%, 10/1/2020 (1) (6) (7)	1,000,000	935,000
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	957,580

		14,877,101
Pipelines - 3.5%
Energy Transfer Partners LP:
5.150%, 3/15/2045	2,000,000	1,517,092
6.500%, 2/1/2042 (1)	1,500,000	1,340,682
9.000%, 4/15/2019	250,000	289,716
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040 (1)	250,000	241,975
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	2,305,494
ONEOK Partners LP, 4.900%, 3/15/2025	3,000,000	2,718,639
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045	1,500,000	1,171,230

		9,584,828
Real Estate Investment Trusts - 1.7%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,024,975
5.750%, 8/15/2022	1,500,000	1,595,136
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	500,126
4.500%, 3/15/2025 (1)	1,500,000	1,469,584

		4,589,821
Retail - 3.3%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,500,000	2,171,237
Coach, Inc., 4.250%, 4/1/2025	3,000,000	2,855,163
L Brands, Inc.:
6.950%, 3/1/2033	600,000	609,000
7.600%, 7/15/2037	1,000,000	1,075,000

TJX Cos., Inc., 6.950%, 4/15/2019	250,000	290,928
Walgreens Boots Alliance, Inc., 0.814%, 5/18/2016 (9)	2,000,000	1,999,018

		9,000,346
Semiconductors - 1.3%
Micron Technology, Inc., 5.500%, 2/1/2025	2,000,000	1,860,000
QUALCOMM, Inc., 4.800%, 5/20/2045	2,000,000	1,665,794

		3,525,794
Software - 0.9%
Microsoft Corp., 4.200%, 11/3/2035 (1)	2,500,000	2,530,830
Sovereign - 1.1%
Costa Rica Government International Bond:
4.375%, 4/30/2025 (1) (6) (7)	1,000,000	852,500
7.158%, 3/12/2045 (6) (7)	2,000,000	1,747,500
Republic of Armenia, 6.000%, 9/30/2020 (1) (6) (7)	250,000	246,699

		2,846,699
Telecommunications - 9.7%
AT&T, Inc.:
1.317%, 11/27/2018 (1) (9)	1,235,000	1,239,714
4.500%, 5/15/2035 (1)	2,500,000	2,353,617
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,134,000
7.650%, 3/15/2042	2,000,000	1,620,000
Cisco Systems, Inc., 0.614%, 3/3/2017 (9)	2,500,000	2,503,260
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (1)	800,000	737,000
Frontier Communications Corp.:
8.125%, 10/1/2018 (1)	750,000	787,500
8.750%, 4/15/2022	500,000	460,000
9.000%, 8/15/2031	2,500,000	2,112,500
Juniper Networks, Inc., 3.300%, 6/15/2020 (1)	3,000,000	2,996,826
Motorola Solutions, Inc., 5.500%, 9/1/2044	2,500,000	1,960,225
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,000,000	1,001,250
Telecom Italia Capital SA:
6.375%, 11/15/2033	1,500,000	1,462,500
7.200%, 7/18/2036	1,500,000	1,552,500
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,250,000	1,645,127
Verizon Communications, Inc., 6.400%, 9/15/2033	2,000,000	2,338,964
Windstream Services LLC, 7.500%, 6/1/2022 (1)	750,000	580,313

		26,485,296
Transportation - 0.3%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	293,774
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	500,000	447,500

		741,274
Trucking & Leasing - 0.7%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (6) (7)	2,000,000	1,993,700
Venture Capital - 0.9%
KKR Group Finance Co. III LLC, 5.125%, 6/1/2044 (6) (7)	2,500,000	2,452,990

Total Corporate Bonds & Notes (identified cost $258,450,479)		248,206,407

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	587,110

Total Municipals (identified cost $500,000)		587,110

U.S. Government & U.S. Government Agency Obligations - 4.2%

U.S. Treasury Bonds & Notes - 4.2%
2.500%, 6/30/2017 (1)	2,000,000	2,052,500
2.625%, 1/31/2018 (1)	4,000,000	4,137,892
2.750%, 5/31/2017 (1)	3,000,000	3,087,423
2.750%, 2/15/2019 (1)	2,000,000	2,091,992

Total U.S. Government & U.S. Government Agency Obligations (identified cost $11,376,744)		11,369,807

Short-Term Investments - 20.2%

Collateral Pool Investments for Securities on Loan - 17.1%
Collateral pool allocation (3)		46,613,761

Mutual Funds - 3.1%
BMO Prime Money Market Fund, Class I, 0.070% (4)	8,445,120	8,445,120

Total Short-Term Investments (identified cost $55,058,881)		55,058,881

Total Investments - 115.8% (identified cost $325,386,104)		315,222,205
Other Assets and Liabilities - (15.8)%		(42,948,813)

Total Net Assets - 100.0%		$272,273,392

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Commercial Mortgage Securities - 0.0%
Private Sponsor - 0.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (9)	$494,742	$522,685

Total Commercial Mortgage Securities (identified cost $337,384)		522,685
Corporate Bonds & Notes - 51.1%
Agriculture - 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	134,021
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	585,725
Reynolds American, Inc., 8.125%, 5/1/2040 (6) (7)	1,000,000	1,254,968

		1,974,714
Auto Manufacturers - 3.2%
Ford Motor Credit Co. LLC:
1.095%, 1/17/2017 (9)	2,000,000	1,989,050
1.259%, 1/9/2018 (9)	7,500,000	7,438,162
1.264%, 11/4/2019 (9)	4,000,000	3,888,984
1.594%, 5/9/2016 (9)	4,000,000	4,008,380
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	5,000,000	4,834,735
4.375%, 9/25/2021	3,000,000	3,065,649
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1) (6) (7)	3,000,000	3,125,610
Nissan Motor Acceptance Corp., 1.026%, 9/26/2016 (6) (7) (9)	5,000,000	5,004,075

		33,354,645
Banks - 8.0%
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	2,500,000	2,515,625
Bank of America Corp., 1.139%, 3/22/2016 (9)	5,000,000	5,006,475
Capital One Financial Corp., 3.150%, 7/15/2016 (1)	3,500,000	3,544,369
Citigroup, Inc.:
0.872%, 3/10/2017 (9)	6,000,000	5,988,894
1.013%, 4/27/2018 (9)	8,000,000	7,980,488
1.280%, 7/25/2016 (9)	5,000,000	5,013,125
Credit Suisse, 0.633%, 3/11/2016 (9)	5,000,000	5,000,830
Deutsche Bank AG/London, 0.882%, 5/30/2017 (9)	3,000,000	2,985,195
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,145,478
Goldman Sachs Group, Inc.:
1.462%, 11/15/2018 (9)	5,000,000	5,026,425
1.476%, 4/23/2020 (1) (9)	8,000,000	8,071,320
1.522%, 4/30/2018 (9)	5,000,000	5,046,860
HSBC USA, Inc., 0.626%, 6/23/2017 (9)	4,000,000	3,983,408
ING Bank NV, 5.800%, 9/25/2023 (1) (6) (7)	3,000,000	3,293,262
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (6) (7)	5,000,000	4,742,250
Morgan Stanley:
1.064%, 1/5/2018 (1) (9)	3,000,000	3,007,092
5.000%, 11/24/2025 (1)	6,000,000	6,478,656
5.500%, 7/28/2021 (1)	1,500,000	1,703,435
Standard Chartered PLC, 5.200%, 1/26/2024 (1) (6) (7)	3,500,000	3,640,808

		84,173,995
Biotechnology - 1.1%
Amgen, Inc., 0.758%, 5/22/2017 (9)	5,000,000	4,989,640
Celgene Corp., 5.000%, 8/15/2045 (1)	7,000,000	7,026,439

		12,016,079

Chemicals - 1.7%
Braskem America Finance Co., 7.125%, 7/22/2041 (6) (7)	6,000,000	4,897,500
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6) (7)	2,750,000	2,818,750
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6) (7)	8,400,000	8,074,500
OCP SA, 6.875%, 4/25/2044 (6) (7)	2,500,000	2,510,837

		18,301,587
Commercial Services - 0.9%
ADT Corp.:
3.500%, 7/15/2022 (1)	2,750,000	2,526,563
4.875%, 7/15/2042	8,000,000	5,760,000
6.250%, 10/15/2021 (1)	1,000,000	1,050,000

		9,336,563
Computers - 1.5%
EMC Corp., 3.375%, 6/1/2023 (1)	3,000,000	2,571,321
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (6) (7)	8,000,000	7,910,880
Seagate HDD Cayman:
4.875%, 6/1/2027 (1) (6) (7)	3,000,000	2,448,117
5.750%, 12/1/2034 (6) (7)	3,500,000	2,716,721

		15,647,039
Distribution/Wholesale - 0.2%
Ingram Micro, Inc., 4.950%, 12/15/2024 (1)	2,500,000	2,508,705
Diversified Financial Services - 2.2%
American Express Credit Corp.:
0.602%, 6/5/2017 (9)	7,500,000	7,469,235
0.932%, 7/31/2018 (9)	3,000,000	2,991,237
General Electric Capital Corp., 0.918%, 1/8/2016 (9)	4,000,000	4,001,964
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	4,871,010
Nomura Holdings, Inc., 1.786%, 9/13/2016 (9)	4,000,000	4,021,588

		23,355,034
Electric - 0.5%
CMS Energy Corp., 5.050%, 3/15/2022 (1)	1,000,000	1,097,980
Georgia Power Co., 0.657%, 3/15/2016 (9)	4,000,000	4,000,564

		5,098,544
Food - 1.4%
ConAgra Foods, Inc.:
0.687%, 7/21/2016 (9)	4,000,000	3,990,568
6.625%, 8/15/2039	7,000,000	7,545,972
Kroger Co., 0.845%, 10/17/2016 (9)	3,000,000	3,001,152

		14,537,692
Forest Products & Paper - 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	337,971
Healthcare-Products - 0.2%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023 (1)	2,000,000	1,670,000
Healthcare-Services - 0.3%
UnitedHealth Group, Inc., 0.765%, 1/17/2017 (9)	3,000,000	3,003,336
Holding Companies-Diversified - 0.6%
Leucadia National Corp.:
5.500%, 10/18/2023	4,000,000	4,015,136
6.625%, 10/23/2043	3,000,000	2,632,683

		6,647,819
Insurance - 0.0%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	305,783
Internet - 1.5%
Amazon.com, Inc., 4.800%, 12/5/2034 (1)	5,000,000	5,271,720
eBay, Inc., 4.000%, 7/15/2042	7,000,000	5,464,221
Netflix, Inc.:
5.375%, 2/1/2021 (1)	250,000	263,125
5.750%, 3/1/2024	4,750,000	4,928,125

		15,927,191

Iron/Steel - 1.9%
Allegheny Technologies, Inc., 7.625%, 8/15/2023	2,000,000	1,615,000
ArcelorMittal:
6.500%, 3/1/2021 (1)	750,000	658,125
7.250%, 2/25/2022 (1)	2,000,000	1,773,760
8.000%, 10/15/2039 (1)	1,000,000	760,130
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6) (7)	8,000,000	5,960,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (6) (7)	5,000,000	1,800,000
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	8,500,000	6,317,285
8.250%, 1/17/2034 (1)	1,500,000	1,323,750

		20,208,050
Media - 2.7%
CCO Safari II LLC:
4.464%, 7/23/2022 (6) (7)	4,000,000	4,049,488
6.384%, 10/23/2035 (1) (6) (7)	7,000,000	7,262,850
DIRECTV Holdings LLC, 5.150%, 3/15/2042 (1)	4,000,000	3,836,720
NBCUniversal Enterprise, Inc., 0.858%, 4/15/2016 (6) (7) (9)	4,000,000	4,004,356
Viacom, Inc.:
4.375%, 3/15/2043	2,500,000	1,849,717
4.850%, 12/15/2034	8,000,000	6,837,648
Walt Disney Co., 0.722%, 5/30/2019 (9)	1,000,000	1,000,861

		28,841,640
Mining - 3.0%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	3,024,688
Glencore Finance Canada, Ltd.:
5.800%, 11/15/2016 (1) (6) (7)	5,000,000	4,938,620
6.900%, 11/15/2037 (6) (7)	2,500,000	2,048,925
Glencore Funding LLC:
4.125%, 5/30/2023 (6) (7)	2,000,000	1,522,314
4.625%, 4/29/2024 (1) (6) (7)	5,000,000	3,800,255
Newmont Mining Corp., 6.250%, 10/1/2039 (1)	2,000,000	1,698,566
Rio Tinto Finance USA PLC, 1.174%, 6/17/2016 (9)	4,000,000	4,003,388
Southern Copper Corp.:
5.250%, 11/8/2042 (1)	5,000,000	3,752,445
7.500%, 7/27/2035 (1)	3,000,000	2,915,670
Teck Resources, Ltd.:
6.000%, 8/15/2040	3,000,000	1,470,000
6.125%, 10/1/2035	1,500,000	727,500
6.250%, 7/15/2041	4,550,000	2,252,250

		32,154,621
Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,839,674
Oil & Gas - 3.4%
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (1)	1,000,000	430,000
7.250%, 12/15/2018 (1)	5,000,000	2,996,900
Ecopetrol SA:
5.375%, 6/26/2026	2,000,000	1,822,500
5.875%, 5/28/2045 (1)	500,000	395,000
7.375%, 9/18/2043	6,000,000	5,550,000
Ensco PLC, 5.750%, 10/1/2044 (1)	8,000,000	6,209,640
Petroleos Mexicanos:
5.500%, 6/27/2044 (1)	4,000,000	3,320,000
6.375%, 1/23/2045 (1)	2,500,000	2,331,250
Pride International, Inc., 7.875%, 8/15/2040 (1)	1,000,000	911,855
Rowan Cos., Inc.:
4.875%, 6/1/2022	3,500,000	2,854,904
5.400%, 12/1/2042	6,000,000	4,032,108

Transocean, Inc.:
6.875%, 12/15/2021 (1)	5,000,000	3,767,500
7.500%, 4/15/2031	250,000	161,250
7.850%, 12/15/2041 (1)	1,500,000	984,375

		35,767,282

Packaging & Containers - 1.1%
Ball Corp.:
4.000%, 11/15/2023 (1)	4,000,000	3,840,000
5.000%, 3/15/2022	7,500,000	7,638,750

		11,478,750
Pharmaceuticals - 2.6%
AbbVie, Inc., 4.700%, 5/14/2045 (1)	5,000,000	4,932,790
Actavis Funding SCS:
1.199%, 9/1/2016 (9)	3,500,000	3,508,918
4.850%, 6/15/2044	2,250,000	2,263,369
Merck & Co., Inc., 0.716%, 2/10/2020 (9)	6,000,000	5,968,620
Pfizer, Inc., 5.800%, 8/12/2023	4,000,000	4,669,672
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (1) (6) (7)	2,500,000	2,250,000
7.000%, 10/1/2020 (6) (7)	2,000,000	1,870,000
Zoetis, Inc., 3.250%, 2/1/2023	2,500,000	2,393,950

		27,857,319
Pipelines - 0.7%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	4,000,000	3,034,184
6.500%, 2/1/2042	1,000,000	893,788
9.000%, 4/15/2019	250,000	289,716
ONEOK Partners LP, 4.900%, 3/15/2025	3,400,000	3,081,124

		7,298,812
Real Estate Investment Trusts - 1.2%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,124,875
5.750%, 8/15/2022 (1)	1,000,000	1,063,424
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,000,252
4.500%, 3/15/2025 (1)	2,500,000	2,449,308
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,580,550

		12,218,409
Retail - 1.4%
Coach, Inc., 4.250%, 4/1/2025	6,000,000	5,710,326
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,537,500
7.600%, 7/15/2037	6,000,000	6,450,000

		14,697,826
Semiconductors - 1.8%
Micron Technology, Inc., 5.500%, 2/1/2025	8,000,000	7,440,000
QUALCOMM, Inc.:
0.640%, 5/18/2018 (9)	7,000,000	6,925,905
4.800%, 5/20/2045	5,000,000	4,164,485

		18,530,390
Software - 0.7%
Microsoft Corp., 4.200%, 11/3/2035	7,000,000	7,086,324
Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (6) (7)	5,000,000	3,762,500
7.000%, 4/4/2044 (6) (7)	2,000,000	1,752,500
Republic of Armenia, 6.000%, 9/30/2020 (1) (6) (7)	751,000	741,083

		6,256,083
Telecommunications - 5.4%
AT&T, Inc., 4.500%, 5/15/2035 (1)	5,500,000	5,177,959
CenturyLink, Inc.:
7.600%, 9/15/2039 (1)	6,500,000	5,265,000
7.650%, 3/15/2042	6,750,000	5,467,500
Cisco Systems, Inc., 0.647%, 6/15/2018 (9)	5,000,000	4,999,130
Frontier Communications Corp.:
7.125%, 1/15/2023 (1)	5,000,000	4,237,500

7.875%, 1/15/2027	2,500,000	2,100,000
8.125%, 10/1/2018 (1)	500,000	525,000
9.000%, 8/15/2031	500,000	422,500
Juniper Networks, Inc., 5.950%, 3/15/2041	5,000,000	4,734,285
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	5,880,675
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,500,000	1,501,875
Telecom Italia Capital SA, 6.375%, 11/15/2033	6,000,000	5,850,000
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,530,000	2,013,636
Verizon Communications, Inc.:
2.086%, 9/14/2018 (9)	2,000,000	2,055,358
5.150%, 9/15/2023	5,000,000	5,598,260
Windstream Services LLC, 7.500%, 6/1/2022 (1)	1,000,000	773,750

		56,602,428
Transportation - 0.1%
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	293,774
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	500,000	447,500

		741,274
Trucking & Leasing - 0.2%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (6) (7)	2,000,000	2,057,500
Venture Capital - 0.5%
KKR Group Finance Co. III LLC, 5.125%, 6/1/2044 (6) (7)	5,000,000	4,905,980

Total Corporate Bonds & Notes (identified cost $569,486,171)		537,739,059

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	352,266

Total Municipals (identified cost $300,000)		352,266

U.S. Government & U.S. Government Agency Obligations - 14.6%

U.S. Treasury Bonds & Notes - 14.6%
1.375%, 7/15/2018 (1)	5,517,450	5,729,491
1.750%, 1/15/2028	1,703,775	1,892,676
1.875%, 7/15/2019 (1)	5,572,300	5,940,016
2.000%, 7/31/2020 (1)	12,500,000	12,700,925
2.000%, 9/30/2020 (1)	10,000,000	10,159,380
2.000%, 11/30/2020 (1)	2,500,000	2,535,645
2.000%, 11/15/2021 (1)	10,000,000	10,076,170
2.000%, 2/15/2023 (1)	15,000,000	14,997,945
2.000%, 2/15/2025 (1)	5,000,000	4,910,740
2.125%, 1/15/2019 (1)	4,987,485	5,302,744
2.125%, 8/15/2021 (1)	12,500,000	12,710,450
2.250%, 11/15/2024 (1)	15,000,000	15,071,775
2.375%, 7/31/2017 (1)	12,500,000	12,815,187
2.500%, 6/30/2017 (1)	10,000,000	10,262,500
2.500%, 5/15/2024 (1)	5,000,000	5,136,330
2.625%, 1/31/2018 (1)	15,000,000	15,517,095
2.750%, 5/31/2017 (1)	7,500,000	7,718,558

Total U.S. Government & U.S. Government Agency Obligations (identified cost $152,643,417)		153,477,627

U.S. Government Agency-Mortgage Securities - 30.1%

Federal Home Loan Mortgage Corporation - 16.4%
3.000%, 11/1/2042	1,574,797	1,583,823
3.000%, 4/1/2043	6,644,003	6,681,940
3.000%, 4/1/2043	1,875,577	1,886,273
3.000%, 4/1/2043	2,664,149	2,679,082
3.000%, 5/1/2043	3,343,866	3,362,144
3.000%, 7/1/2043	12,905,128	12,974,054
3.000%, 9/1/2043	12,965,786	13,033,389
3.000%, 4/1/2045	11,680,068	11,729,382

3.000%, 5/1/2045	6,353,866	6,380,736
3.000%, 9/1/2045	19,876,133	19,960,825
3.500%, 12/1/2040	1,207,323	1,252,506
3.500%, 12/1/2041	1,213,587	1,260,049
3.500%, 3/1/2042	432,187	448,744
3.500%, 12/1/2042	993,751	1,032,443
3.500%, 7/1/2043	6,057,704	6,277,714
3.500%, 9/1/2043	12,485,508	12,937,995
3.500%, 11/1/2043	10,930,279	11,315,636
3.500%, 1/1/2044	11,279,675	11,673,516
3.500%, 2/1/2044	11,551,804	11,955,147
3.500%, 11/1/2044	8,600,054	8,900,333
4.000%, 4/1/2026	693,159	739,221
4.000%, 10/1/2031	1,075,039	1,154,159
4.000%, 12/1/2039	880,875	936,083
4.000%, 12/1/2040	387,415	412,131
4.000%, 12/1/2040	4,865,228	5,169,081
4.000%, 3/1/2041	401,361	426,428
4.000%, 4/1/2041	9,050,799	9,650,161
4.000%, 8/1/2041	247,815	263,311
4.000%, 11/1/2041	1,038,253	1,102,636
4.500%, 9/1/2031	520,946	566,939
4.500%, 3/1/2039	218,866	237,868
4.500%, 5/1/2039	848,177	923,651
4.500%, 2/1/2040	223,864	241,983
4.500%, 11/1/2040	696,670	759,885
4.500%, 2/1/2041	1,530,589	1,654,653
5.000%, 12/1/2035	107,363	118,369
5.000%, 1/1/2038	53,011	58,046
5.000%, 3/1/2038	187,378	205,447
5.000%, 3/1/2038	59,426	65,195
5.000%, 2/1/2039	268,413	294,256
5.000%, 1/1/2040	276,294	307,540
6.000%, 6/1/2037	196,560	222,027
6.000%, 1/1/2038	219,735	248,177

		173,082,978
Federal National Mortgage Association - 13.4%
3.000%, 3/1/2043	3,527,140	3,552,757
3.000%, 7/1/2043	8,631,514	8,694,101
3.000%, 7/1/2043	17,215,708	17,340,642
3.000%, 8/1/2043	13,195,795	13,291,636
3.000%, 9/1/2044	12,527,561	12,602,338
3.000%, 1/1/2045	13,042,183	13,112,142
3.000%, 2/1/2045	19,079,678	19,182,308
3.000%, 6/1/2045	9,860,638	9,913,905
3.500%, 7/1/2032	619,861	650,800
3.500%, 5/1/2042	1,493,994	1,551,093
3.500%, 10/1/2042	1,107,905	1,153,045
3.500%, 10/1/2042	1,401,351	1,455,135
3.500%, 10/1/2042	1,754,634	1,822,222
3.500%, 11/1/2042	751,210	780,001
3.500%, 12/1/2042	1,430,131	1,485,021
3.500%, 1/1/2043	4,048,102	4,203,501
3.500%, 5/1/2043	15,755,042	16,350,929
4.000%, 11/1/2040	478,687	509,232
4.000%, 1/1/2041	812,904	864,794
4.000%, 2/1/2041	682,240	725,760
4.000%, 2/1/2041	3,731,436	3,971,860
4.000%, 3/1/2041	272,809	291,036
4.000%, 11/1/2041	748,716	796,372
4.500%, 6/1/2039	1,209,894	1,324,243
4.500%, 8/1/2041	752,075	816,363
5.000%, 7/1/2022	404,050	418,864
5.000%, 3/1/2035	421,020	466,976
5.000%, 5/1/2042	1,002,820	1,110,359
5.500%, 2/1/2034	72,353	81,617

5.500%, 7/1/2036	396,299	446,588
5.500%, 8/1/2037	752,066	848,620
5.500%, 6/1/2038	91,609	102,745
6.000%, 12/1/2038	46,051	52,235
6.000%, 5/1/2039	305,920	349,651
6.500%, 10/1/2037	87,011	99,805
6.500%, 11/1/2037	64,627	71,676

		140,490,372
Government National Mortgage Association - 0.3%
4.000%, 10/15/2040	758,132	805,654
4.000%, 12/15/2040	924,007	982,039
4.000%, 4/15/2041	867,416	922,028
5.500%, 8/20/2038	137,887	146,846
5.500%, 2/15/2039	68,230	76,486
6.000%, 12/15/2038	90,118	102,522
6.000%, 1/15/2039	46,288	52,659

		3,088,234

Total U.S. Government Agency-Mortgage Securities (identified cost $311,241,125)		316,661,584

Short-Term Investments - 23.8%

Collateral Pool Investments for Securities on Loan - 20.5%
Collateral pool allocation (3)		215,268,846

Mutual Funds - 3.3%
BMO Prime Money Market Fund, Class I, 0.070% (4)	35,107,071	35,107,071

Total Short-Term Investments (identified cost $250,375,917)		250,375,917

Total Investments - 119.6% (identified cost $1,284,384,014)		1,259,129,138
Other Assets and Liabilities - (19.6)%		(206,522,511)

Total Net Assets - 100.0%		$1,052,606,627

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 94.3%

Aerospace/Defense - 1.3%
Spirit AeroSystems, Inc., 6.750%, 12/15/2020	$340,000	$352,537
TransDigm, Inc., 6.500%, 7/15/2024	290,000	287,100
Triumph Group, Inc., 4.875%, 4/1/2021	320,000	268,800

		908,437
Agriculture - 0.7%
Alliance One International, Inc., 9.875%, 7/15/2021	217,000	176,041
Vector Group, Ltd., 7.750%, 2/15/2021	325,000	346,532

		522,573
Airlines - 1.1%
American Airlines Group, Inc., 4.625%, 3/1/2020 (6) (7)	366,000	356,850
United Continental Holdings, Inc.:
6.000%, 12/1/2020	150,000	157,125
6.375%, 6/1/2018	276,000	289,110

		803,085
Apparel - 0.7%
Levi Strauss & Co., 5.000%, 5/1/2025	361,000	361,902
Perry Ellis International, Inc., 7.875%, 4/1/2019	155,000	156,938

		518,840
Auto Manufacturers - 1.0%
Fiat Chrysler Automobiles, 5.250%, 4/15/2023	250,000	248,750
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (6) (7)	300,000	312,561
Navistar International Corp., 8.250%, 11/1/2021	237,000	170,048

		731,359
Auto Parts & Equipment - 2.6%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	141,259
6.250%, 3/15/2021	152,000	159,410
6.625%, 10/15/2022	201,000	212,809
Dana Holding Corp.:
5.500%, 12/15/2024	59,000	59,443
6.750%, 2/15/2021	120,000	124,350
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	18,000	18,432
Meritor, Inc.:
6.250%, 2/15/2024	270,000	249,750
6.750%, 6/15/2021	262,000	255,777
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (6) (7)	129,000	134,521
Tenneco, Inc., 5.375%, 12/15/2024	266,000	273,980
Titan International, Inc., 6.875%, 10/1/2020	286,000	231,302

		1,861,033
Banks - 1.1%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	502,661
5.375%, 5/15/2020	52,000	54,990
5.500%, 2/15/2019 (6) (7)	189,000	198,450

		756,101
Beverages - 0.6%
Cott Beverages, Inc.:
5.375%, 7/1/2022	301,000	293,475
6.750%, 1/1/2020	158,000	164,320

		457,795

Building Materials - 2.7%
Builders FirstSource, Inc., 7.625%, 6/1/2021 (6) (7)	347,000	369,555
Building Materials Corp. of America, 6.000%, 10/15/2025 (6) (7)	192,000	198,960
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	324,990
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	458,755
Norbord, Inc., 6.250%, 4/15/2023 (6) (7)	289,000	289,722
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	304,483

		1,946,465
Chemicals - 1.1%
Blue Cube Spinco, Inc., 9.750%, 10/15/2023 (6) (7)	245,000	268,275
Chemtura Corp., 5.750%, 7/15/2021	74,000	74,740
Huntsman International LLC, 5.125%, 11/15/2022 (6) (7)	125,000	115,938
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	302,437

		761,390
Coal - 0.3%
SunCoke Energy Partners LP:
7.375%, 2/1/2020 (6) (7)	181,000	143,895
7.375%, 2/1/2020 (6) (7)	125,000	99,375

		243,270
Commercial Services - 6.0%
ADT Corp., 6.250%, 10/15/2021	274,000	287,700
Ashtead Capital, Inc., 6.500%, 7/15/2022 (6) (7)	200,000	210,000
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6) (7)	235,000	227,069
Deluxe Corp., 6.000%, 11/15/2020	218,000	229,717
FTI Consulting, Inc., 6.000%, 11/15/2022	68,000	71,315
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	213,000	202,350
Hertz Corp.:
6.750%, 4/15/2019	63,000	64,418
7.500%, 10/15/2018	500,000	511,250
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (6) (7)	305,000	322,156
Quad/Graphics, Inc., 7.000%, 5/1/2022	282,000	219,255
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	39,250
6.625%, 11/15/2020	340,000	297,500
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	262,820
Service Corp. International:
5.375%, 1/15/2022	192,000	201,840
5.375%, 5/15/2024	329,000	346,272
Sotheby’s, 5.250%, 10/1/2022 (6) (7)	296,000	285,640
United Rentals North America, Inc.:
4.625%, 7/15/2023	125,000	124,688
5.500%, 7/15/2025	132,000	132,495
6.125%, 6/15/2023	128,000	134,080
7.625%, 4/15/2022	55,000	59,400
8.250%, 2/1/2021	29,000	30,559

		4,259,774
Computers - 0.5%
DynCorp International, Inc., 10.375%, 7/1/2017	176,000	139,920
IHS, Inc., 5.000%, 11/1/2022	218,000	222,633

		362,553
Cosmetics/Personal Care - 0.8%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (6) (7)	292,000	308,060
Revlon Consumer Products Corp., 5.750%, 2/15/2021	267,000	265,665

		573,725
Distribution/Wholesale - 0.4%
Univar USA, Inc., 6.750%, 7/15/2023 (6) (7)	284,000	275,125
Diversified Financial Services - 3.9%
AerCap Ireland Capital, Ltd., 4.625%, 7/1/2022	150,000	152,063
Aircastle, Ltd.:
6.250%, 12/1/2019	74,000	80,105
7.625%, 4/15/2020	185,000	210,669

Ally Financial, Inc.:
3.750%, 11/18/2019	233,000	232,417
4.625%, 3/30/2025	115,000	115,288
5.750%, 11/20/2025	179,000	180,678
Cogent Communications Finance, Inc., 5.625%, 4/15/2021 (6) (7)	212,000	199,280
CoreLogic, Inc., 7.250%, 6/1/2021	250,000	261,250
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	418,000
Icahn Enterprises LP, 5.875%, 2/1/2022	150,000	152,907
International Lease Finance Corp.:
4.625%, 4/15/2021	225,000	232,312
5.875%, 8/15/2022	325,000	352,056
NewStar Financial, Inc., 7.250%, 5/1/2020	183,000	181,856

		2,768,881
Electric - 1.6%
AES Corp., 7.375%, 7/1/2021	42,000	43,470
Calpine Corp.:
5.375%, 1/15/2023	200,000	187,500
5.750%, 1/15/2025	10,000	9,400
5.875%, 1/15/2024 (6) (7)	164,000	170,150
GenOn Energy, Inc., 9.500%, 10/15/2018	383,000	340,870
NRG Energy, Inc., 6.625%, 3/15/2023	446,000	412,550

		1,163,940
Electrical Components & Equipment - 1.7%
Anixter, Inc., 5.500%, 3/1/2023 (6) (7)	237,000	241,147
Belden, Inc., 5.500%, 9/1/2022 (6) (7)	419,000	410,620
General Cable Corp., 5.750%, 10/1/2022	286,000	241,670
WESCO Distribution, Inc., 5.375%, 12/15/2021	290,000	278,400

		1,171,837
Engineering & Construction - 0.2%
MasTec, Inc., 4.875%, 3/15/2023	190,000	161,500
Entertainment - 3.3%
AMC Entertainment, Inc., 5.875%, 2/15/2022	271,000	282,517
Cinemark USA, Inc.:
4.875%, 6/1/2023	160,000	157,400
7.375%, 6/15/2021	200,000	210,750
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (6) (7)	253,000	251,735
National CineMedia LLC, 7.875%, 7/15/2021	502,000	524,590
Penn National Gaming, Inc., 5.875%, 11/1/2021	381,000	381,000
Regal Entertainment Group:
5.750%, 3/15/2022	105,000	106,969
5.750%, 2/1/2025	268,000	262,305
Speedway Motorsports, Inc., 5.125%, 2/1/2023	200,000	201,250

		2,378,516
Environmental Control - 0.5%
Covanta Holding Corp., 5.875%, 3/1/2024	345,000	339,394
Food - 2.7%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	182,000	193,148
Darling Ingredients, Inc., 5.375%, 1/15/2022	385,000	378,744
Dean Foods Co., 6.500%, 3/15/2023 (6) (7)	267,000	275,677
Dean Holding Co., 6.900%, 10/15/2017	300,000	316,125
JBS USA LLC:
5.875%, 7/15/2024 (6) (7)	100,000	98,750
7.250%, 6/1/2021 (6) (7)	163,000	170,335
8.250%, 2/1/2020 (6) (7)	184,000	193,660
Post Holdings, Inc., 6.750%, 12/1/2021 (6) (7)	200,000	203,500
TreeHouse Foods, Inc., 4.875%, 3/15/2022	100,000	97,719

		1,927,658
Food Service - 0.4%
ARAMARK Services, Inc., 5.750%, 3/15/2020	269,000	280,264
Forest Products & Paper - 0.9%
P.H. Glatfelter Co., 5.375%, 10/15/2020	118,000	118,295

Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (6) (7)	200,000	204,500
7.750%, 7/15/2017 (6) (7)	300,000	315,000

		637,795
Gas - 0.4%
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	254,375
Healthcare-Products - 1.1%
Alere, Inc.:
6.375%, 7/1/2023 (6) (7)	62,000	62,930
6.500%, 6/15/2020	243,000	240,570
Hanger, Inc., 7.125%, 11/15/2018	139,000	122,494
Hill-Rom Holdings, Inc., 5.750%, 9/1/2023 (6) (7)	160,000	163,800
Teleflex, Inc., 5.250%, 6/15/2024	161,000	162,207

		752,001
Healthcare-Services - 6.2%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	31,000	30,535
6.125%, 3/15/2021	253,000	261,855
Amsurg Corp., 5.625%, 7/15/2022	367,000	361,954
Centene Corp., 4.750%, 5/15/2022	274,000	268,862
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022	411,000	399,697
8.000%, 11/15/2019	221,000	224,868
DaVita HealthCare Partners, Inc., 5.000%, 5/1/2025	212,000	204,050
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (6) (7)	178,000	179,335
HCA, Inc.:
5.875%, 5/1/2023	265,000	274,937
7.500%, 2/15/2022	225,000	252,563
HealthSouth Corp.:
5.125%, 3/15/2023	100,000	96,750
5.750%, 11/1/2024	368,000	356,960
Kindred Healthcare, Inc.:
6.375%, 4/15/2022	370,000	310,800
8.750%, 1/15/2023	20,000	19,000
LifePoint Hospitals, Inc., 5.500%, 12/1/2021	319,000	319,797
Select Medical Corp., 6.375%, 6/1/2021	346,000	281,125
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	153,038
6.750%, 6/15/2023	245,000	229,994
8.000%, 8/1/2020	185,000	188,700

		4,414,820
Holding Companies-Diversified - 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (6) (7)	359,000	362,590
Home Builders - 3.3%
Brookfield Residential Properties, Inc.:
6.125%, 7/1/2022 (6) (7)	215,000	203,175
6.500%, 12/15/2020 (6) (7)	68,000	66,300
KB Home:
7.500%, 9/15/2022	94,000	95,410
8.000%, 3/15/2020	151,000	163,458
Lennar Corp., 4.875%, 12/15/2023	354,000	355,770
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	294,937
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	291,272
Taylor Morrison Communities, Inc., 5.875%, 4/15/2023 (6) (7)	185,000	184,769
Toll Brothers Finance Corp., 4.875%, 11/15/2025	255,000	253,087
TRI Pointe Holdings, Inc.:
4.375%, 6/15/2019	119,000	118,703
5.875%, 6/15/2024	90,000	89,775
William Lyon Homes, Inc., 5.750%, 4/15/2019	198,000	198,990

		2,315,646
Home Furnishings - 0.7%
Tempur Sealy International, Inc.:
5.625%, 10/15/2023 (6) (7)	36,000	36,810
6.875%, 12/15/2020	409,000	434,051

		470,861

Household Products/Wares - 1.1%
ACCO Brands Corp., 6.750%, 4/30/2020	366,000	384,300
Central Garden & Pet Co.:
6.125%, 11/15/2023	176,000	179,080
8.250%, 3/1/2018	189,000	193,163
Jarden Corp., 5.000%, 11/15/2023 (6) (7)	28,000	28,871
Spectrum Brands, Inc., 6.375%, 11/15/2020	28,000	30,100

		815,514
Internet - 0.5%
Netflix, Inc., 5.375%, 2/1/2021	355,000	373,638
Iron/Steel - 0.9%
ArcelorMittal, 6.500%, 3/1/2021	220,000	193,050
Commercial Metals Co., 4.875%, 5/15/2023	96,000	84,720
Steel Dynamics, Inc., 6.375%, 8/15/2022	354,000	360,195

		637,965
Leisure Time - 0.6%
Brunswick Corp.:
4.625%, 5/15/2021 (6) (7)	119,000	120,785
7.375%, 9/1/2023	202,000	220,180
NCL Corp., Ltd., 4.625%, 11/15/2020 (6) (7)	115,000	115,863

		456,828
Lodging - 0.8%
MGM Resorts International:
6.625%, 12/15/2021	165,000	172,838
6.750%, 10/1/2020	234,000	245,627
8.625%, 2/1/2019	109,000	124,476

		542,941
Machinery-Construction & Mining - 0.4%
Terex Corp., 6.000%, 5/15/2021	264,000	258,760
Media - 6.6%
Block Communications, Inc., 7.250%, 2/1/2020 (6) (7)	422,000	426,220
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	99,699
5.125%, 5/1/2023 (6) (7)	127,000	126,048
5.250%, 3/15/2021	75,000	77,813
5.375%, 5/1/2025 (6) (7)	118,000	117,410
7.375%, 6/1/2020	180,000	188,100
CCOH Safari LLC, 5.750%, 2/15/2026 (6) (7)	90,000	90,675
Cequel Communications Holdings I LLC:
5.125%, 12/15/2021 (6) (7)	160,000	148,400
5.125%, 12/15/2021 (6) (7)	121,000	112,228
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	340,000	331,075
CSC Holdings LLC, 6.750%, 11/15/2021	383,000	362,892
Gray Television, Inc., 7.500%, 10/1/2020	362,000	376,932
Nexstar Broadcasting, Inc.:
6.125%, 2/15/2022 (6) (7)	61,000	59,323
6.875%, 11/15/2020	341,000	348,672
Nielsen Finance LLC, 5.000%, 4/15/2022 (6) (7)	362,000	361,095
Numericable-SFR SAS, 6.000%, 5/15/2022 (6) (7)	500,000	495,000
Sinclair Television Group, Inc, 6.375%, 11/1/2021	164,000	170,560
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (6) (7)	235,000	246,162
6.000%, 7/15/2024 (6) (7)	176,000	182,380
Tribune Media Co., 5.875%, 7/15/2022 (6) (7)	386,000	386,965

		4,707,649
Mining - 0.7%
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6) (7)	456,000	335,160
Hecla Mining Co., 6.875%, 5/1/2021	234,000	185,445

		520,605

Miscellaneous Manufacturing - 0.8%
Koppers, Inc., 7.875%, 12/1/2019	359,000	357,205
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6) (7)	200,000	199,750

		556,955
Oil & Gas - 4.4%
Antero Resources Corp., 5.125%, 12/1/2022	371,000	339,465
Calumet Specialty Products Partners LP:
6.500%, 4/15/2021	186,000	173,908
7.625%, 1/15/2022	184,000	174,800
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	295,000	270,663
Chesapeake Energy Corp.:
4.875%, 4/15/2022	250,000	107,031
6.125%, 2/15/2021	14,000	6,020
6.625%, 8/15/2020	343,000	163,783
CITGO Petroleum Corp., 6.250%, 8/15/2022 (6) (7)	120,000	118,500
Denbury Resources, Inc., 5.500%, 5/1/2022	269,000	168,125
Gulfport Energy Corp.:
6.625%, 5/1/2023	275,000	251,625
7.750%, 11/1/2020	50,000	48,750
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	247,025
PBF Holding Co. LLC, 8.250%, 2/15/2020	323,000	338,746
QEP Resources, Inc., 5.250%, 5/1/2023	220,000	197,450
Range Resources Corp., 5.000%, 8/15/2022	80,000	71,200
Unit Corp., 6.625%, 5/15/2021	330,000	257,400
WPX Energy, Inc., 7.500%, 8/1/2020	206,000	195,185

		3,129,676
Oil & Gas Services - 1.0%
Era Group, Inc., 7.750%, 12/15/2022	288,000	243,360
Exterran Partners LP:
6.000%, 4/1/2021	177,000	153,990
6.000%, 10/1/2022	50,000	42,750
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (6) (7)	200,000	170,500
PHI, Inc., 5.250%, 3/15/2019	95,000	81,482

		692,082
Packaging & Containers - 2.1%
AEP Industries, Inc., 8.250%, 4/15/2019	292,000	300,030
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6) (7)	300,000	303,750
7.000%, 11/15/2020 (6) (7)	70,588	70,676
Berry Plastics Corp.:
5.125%, 7/15/2023	200,000	195,000
6.000%, 10/15/2022 (6) (7)	145,000	150,438
Coveris Holdings SA, 7.875%, 11/1/2019 (6) (7)	250,000	232,500
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (6) (7)	263,000	261,685

		1,514,079
Pharmaceuticals - 0.7%
Endo Finance LLC:
5.750%, 1/15/2022 (6) (7)	20,000	19,200
5.875%, 1/15/2023 (6) (7)	92,000	87,400
7.500%, 12/15/2020 (6) (7)	193,000	200,961
7.750%, 1/15/2022 (6) (7)	200,000	202,500

		510,061
Pipelines - 2.9%
Genesis Energy LP, 5.750%, 2/15/2021	230,000	210,450
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	382,955
MarkWest Energy Partners LP, 5.500%, 2/15/2023	365,000	346,750
Sabine Pass Liquefaction LLC:
5.625%, 3/1/2025 (6) (7)	101,000	93,046
6.250%, 3/15/2022	500,000	485,625
SemGroup Corp., 7.500%, 6/15/2021	207,000	192,510
Targa Resources Partners LP, 6.625%, 10/1/2020 (6) (7)	362,000	362,905

		2,074,241

Real Estate Investment Trusts - 3.4%
Equinix, Inc.:
5.750%, 1/1/2025	278,000	282,865
5.875%, 1/15/2026 (10)	37,000	37,648
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6) (7)	203,000	201,477
GEO Group, Inc.:
5.125%, 4/1/2023	130,000	122,850
5.875%, 10/15/2024	228,000	223,725
Iron Mountain, Inc., 6.000%, 10/1/2020 (6) (7)	39,000	41,008
iStar, Inc., 7.125%, 2/15/2018	345,000	356,644
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	165,956
6.875%, 5/1/2021	298,000	312,155
Potlatch Corp., 7.500%, 11/1/2019	337,000	377,019
RHP Hotel Properties LP, 5.000%, 4/15/2023	274,000	278,110

		2,399,457
Retail - 3.7%
1011778 BC ULC/New Red Finance, Inc., 4.625%, 1/15/2022 (6) (7)	147,000	148,837
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,280
Asbury Automotive Group, Inc.:
6.000%, 12/15/2024 (6) (7)	35,000	36,487
6.000%, 12/15/2024	348,000	362,790
Ferrellgas LP:
6.750%, 1/15/2022	174,000	157,470
6.750%, 6/15/2023 (6) (7)	100,000	89,980
JC Penney Corp., Inc.:
5.650%, 6/1/2020	100,000	86,500
8.125%, 10/1/2019	90,000	86,400
L Brands, Inc., 6.875%, 11/1/2035 (6) (7)	37,000	38,064
Men’s Wearhouse, Inc., 7.000%, 7/1/2022	212,000	166,420
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/2021 (6) (7)	346,000	310,535
Outerwall, Inc., 6.000%, 3/15/2019	178,000	177,555
Penske Automotive Group, Inc., 5.750%, 10/1/2022	202,000	209,575
Rite Aid Corp., 6.125%, 4/1/2023 (6) (7)	333,000	354,229
Sonic Automotive, Inc.:
5.000%, 5/15/2023	200,000	192,500
7.000%, 7/15/2022	161,000	170,660

		2,596,282
Semiconductors - 0.6%
Amkor Technology, Inc., 6.375%, 10/1/2022	228,000	220,875
Micron Technology, Inc., 5.250%, 8/1/2023 (6) (7)	217,000	204,523

		425,398
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025 (6) (7)	177,000	180,098
Software - 1.6%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6) (7)	336,000	351,540
Audatex North America, Inc., 6.125%, 11/1/2023 (6) (7)	150,000	151,687
First Data Corp.:
5.750%, 1/15/2024 (6) (7)	96,000	96,240
7.000%, 12/1/2023 (6) (7)	173,000	174,946
MedAssets, Inc., 8.000%, 11/15/2018	102,000	104,423
MSCI, Inc.:
5.250%, 11/15/2024 (6) (7)	176,000	181,720
5.750%, 8/15/2025 (6) (7)	40,000	41,600

		1,102,156
Storage/Warehousing - 0.4%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	282,880
Telecommunications - 11.7%
CenturyLink, Inc.:
5.625%, 4/1/2025	120,000	103,650
5.800%, 3/15/2022	383,000	356,669
Cincinnati Bell, Inc., 8.375%, 10/15/2020	442,000	457,470
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (6) (7)	50,000	48,000
CommScope, Inc., 5.500%, 6/15/2024 (6) (7)	233,000	224,554
Consolidated Communications, Inc., 6.500%, 10/1/2022	279,000	239,242
CyrusOne LP, 6.375%, 11/15/2022	241,000	251,845

DigitalGlobe, Inc., 5.250%, 2/1/2021 (6) (7)	310,000	265,050
EarthLink, Inc., 7.375%, 6/1/2020	421,000	434,682
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6) (7)	400,000	409,000
Frontier Communications Corp.:
6.875%, 1/15/2025	120,000	98,850
7.125%, 1/15/2023	75,000	63,563
8.875%, 9/15/2020 (6) (7)	35,000	35,175
9.250%, 7/1/2021	389,000	381,706
10.500%, 9/15/2022 (6) (7)	144,000	143,100
11.000%, 9/15/2025 (6) (7)	109,000	107,093
GCI, Inc.:
6.750%, 6/1/2021	109,000	112,543
6.875%, 4/15/2025	189,000	196,560
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	71,000	77,124
7.625%, 6/15/2021	325,000	351,845
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6) (7)	350,000	343,875
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	226,000	169,500
Level 3 Communications, Inc., 5.750%, 12/1/2022	307,000	310,837
Level 3 Financing, Inc.:
5.125%, 5/1/2023 (6) (7)	178,000	177,332
8.625%, 7/15/2020	235,000	247,631
Sprint Capital Corp., 6.875%, 11/15/2028	453,000	327,292
Sprint Communications, Inc.:
6.000%, 11/15/2022	149,000	112,123
7.000%, 3/1/2020 (6) (7)	103,000	105,382
T-Mobile USA, Inc.:
6.375%, 3/1/2025	267,000	267,000
6.500%, 1/15/2026	36,000	36,045
6.625%, 11/15/2020	330,000	340,725
6.633%, 4/28/2021	280,000	290,150
ViaSat, Inc., 6.875%, 6/15/2020	297,000	308,541
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6) (7)	420,000	431,025
West Corp., 5.375%, 7/15/2022 (6) (7)	303,000	276,109
Windstream Corp.:
6.375%, 8/1/2023	100,000	74,625
7.500%, 4/1/2023	45,000	34,538
7.750%, 10/1/2021	155,000	124,388
7.875%, 11/1/2017	25,000	26,156

		8,360,995
Transportation - 0.8%
Martin Midstream Partners LP, 7.250%, 2/15/2021	321,000	306,154
XPO Logistics, Inc.:
6.500%, 6/15/2022 (6) (7)	251,000	231,861
7.875%, 9/1/2019 (6) (7)	50,000	50,875

		588,890

Total Corporate Bonds & Notes (identified cost $68,971,099)		67,108,753

Short-Term Investments - 4.5%

Mutual Funds - 4.5%
BMO Prime Money Market Fund, Class I, 0.070% (4)	3,245,995	3,245,995

Total Short-Term Investments (identified cost $3,245,995)		3,245,995

Total Investments - 98.8% (identified cost $72,217,094)		70,354,748
Other Assets and Liabilities - 1.2%		829,264

Total Net Assets - 100.0%		$71,184,012

Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Exchange Traded Funds - 53.9%
iShares Gold Trust Fund (1) (2)	11,478	$117,994
iShares International Select Dividend Fund (1)	4,472	132,550
iShares Select Dividend Fund (1)	3,069	236,159
iShares U.S. Preferred Stock Fund (1)	5,297	208,543
iShares U.S. Real Estate Fund	2,090	157,189
JPMorgan Alerian MLP Index Fund	7,955	238,809
PowerShares S&P 500 BuyWrite Portfolio Fund	6,222	131,969
PowerShares Senior Loan Portfolio Fund (1)	18,533	420,514
ProShares Short 20+ Year Treasury Fund (1) (2)	15,200	376,352
SPDR Barclays Convertible Securities Fund (1)	5,228	241,377
SPDR EURO STOXX 50 Fund	3,942	142,385
SPDR S&P Emerging Markets Dividend Fund	3,043	76,805
Utilities Select Sector SPDR Fund (1)	19,755	845,909

Total Exchange Traded Funds (identified cost $3,370,388)		3,326,555

Mutual Funds - 31.1%
Absolute Strategies Fund (2)	11,779	127,572
BMO Monegy High Yield Bond Fund (4)	13,646	124,724
BMO Short-Term Income Fund (4)	10,772	100,610
Calamos Market Neutral Income Fund	11,486	148,284
Dodge & Cox Income Fund	10,780	145,750
DoubleLine Total Return Bond Fund	20,599	223,292
Fidelity Advisor Floating Rate High Income Fund	50,021	463,696
Merger Fund	9,077	140,506
PIMCO Unconstrained Bond Fund	11,631	124,218
T Rowe Price International Bond Fund	16,625	136,488
TCW Emerging Markets Income Fund	12,035	91,824
Templeton Global Bond Fund	7,721	92,106

Total Mutual Funds (identified cost $1,972,987)		1,919,070

Short-Term Investments - 60.6%

Collateral Pool Investments for Securities on Loan - 35.5%
Collateral pool allocation (3)		2,195,919
Mutual Funds - 25.1%
BMO Prime Money Market Fund, Class I, 0.070% (4)	1,549,057	1,549,057

Total Short-Term Investments (identified cost $3,744,976)		3,744,976

Total Investments - 145.6% (identified cost $9,088,351)		8,990,601
Other Assets and Liabilities - (45.6)%		(2,815,721)

Total Net Assets - 100.0%		$6,174,880

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 9.0%

California - 4.5%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.030%, 7/15/2035 (9) (14)	$5,000,000	$5,000,000
California Statewide Communities Development Authority, FNMA, 0.020%, 12/15/2037 (9) (14)	12,000,000	12,000,000
Santa Cruz Redevelopment Agency, FNMA, 0.030%, 8/15/2035 (9) (14)	12,000,000	12,000,000

		29,000,000
Federal Home Loan Mortgage Corporation - 2.3%
Federal Home Loan Mortgage Corp., 0.040%, 7/15/2050 (9) (14)	9,525,000	9,525,000
Federal Home Loan Mortgage Corp., 0.060%, 9/15/2038 (9) (14)	5,090,000	5,090,000

		14,615,000
Maryland - 2.2%
Prince Georges County Housing Authority, FHLMC, 0.030%, 2/1/2040 (9) (14)	13,900,000	13,900,000

Total Municipals		57,515,000
Mutual Funds - 6.2%
BlackRock Liquidity Funds T-Funds, 0.018%	20,000,000	20,000,000
Premier U.S. Government Money Portfolio, 0.040%	20,000,000	20,000,000

Total Mutual Funds		40,000,000

Repurchase Agreements - 39.4%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/30/2015, to be repurchased at $18,492,303 on 12/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 2/15/2025, with a market value of $18,863,622	$18,492,303	18,492,303
Agreement with Goldman Sachs Group, Inc., 0.100%, dated 11/30/2015, to be repurchased at $110,000,306 on 12/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 11/20/2045, with a market value of $111,893,609	110,000,000	110,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.120%, dated 11/30/2015, to be repurchased at $100,000,333 on 12/1/2015, collateralized by a U.S. Government Treasury Obligation with a maturity of 5/15/2024, with a market value of $102,000,000	100,000,000	100,000,000
Agreement with Toronto Dominion Bank, 0.100%, dated 11/30/2015, to be repurchased at $25,000,069 on 12/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 11/30/2020, with a market value of $25,475,115	25,000,000	25,000,000

Total Repurchase Agreements		253,492,303

U.S. Government & U.S. Government Agency Obligations - 45.4%

Federal Farm Credit Bank - 4.0%
0.193%, 12/1/2016 (9)	5,000,000	4,999,116
0.207%, 11/14/2016 (9)	2,992,000	2,992,590
0.213%, 4/6/2016 (9)	5,000,000	5,001,173
0.217%, 10/11/2016 (9)	3,250,000	3,250,866
0.300%, 7/7/2016 (12)	9,750,000	9,732,206

		25,975,951
Federal Home Loan Bank - 19.1%
0.060%, 12/2/2015 (12)	14,070,000	14,069,977
0.060%, 12/18/2015 (12)	10,000,000	9,999,717
0.165%, 3/8/2016 (9)	5,000,000	4,999,975
0.170%, 9/9/2016 (9)	5,000,000	4,999,807
0.172%, 8/24/2016 (9)	5,000,000	5,000,000
0.190%, 1/4/2016	5,000,000	4,999,744
0.230%, 4/6/2016 (12)	3,250,000	3,247,363
0.280%, 6/10/2016 (12)	8,000,000	7,988,053
0.282%, 8/26/2016 (9)	10,000,000	9,999,816
0.285%, 5/20/2016 (9)	7,500,000	7,500,000

0.315%, 1/7/2016	15,000,000	15,001,058
0.320%, 3/18/2016	7,500,000	7,500,608
0.375%, 6/24/2016	5,000,000	5,000,810
0.375%, 7/22/2016	7,500,000	7,498,744
0.580%, 9/21/2016	10,000,000	10,000,609
5.375%, 5/18/2016	5,000,000	5,116,639

		122,922,920
Federal Home Loan Mortgage Corporation - 10.1%
0.055%, 12/16/2015 (12)	10,000,000	9,999,771
0.142%, 8/17/2016 (9)	10,000,000	10,000,000
0.210%, 4/15/2016 (12)	10,000,000	9,992,067
0.272%, 4/27/2017 (9)	10,000,000	9,997,132
0.300%, 2/29/2016 (12)	7,500,000	7,494,375
0.500%, 5/13/2016	7,500,000	7,505,964
2.000%, 8/25/2016	10,000,000	10,115,775

		65,105,084
Federal National Mortgage Association - 10.9%
0.040%, 12/1/2015 (12)	10,000,000	10,000,000
0.105%, 12/23/2015 (12)	15,000,000	14,999,038
0.207%, 10/21/2016 (9)	10,000,000	9,999,015
0.225%, 4/25/2016 (12)	10,000,000	9,990,875
0.240%, 3/21/2016 (12)	10,000,000	9,992,600
0.250%, 4/1/2016 (12)	10,000,000	9,991,528
2.375%, 4/11/2016	5,000,000	5,037,387

		70,010,443

Overseas Private Investment Corporation - 1.3%
0.210%, 9/15/2020 (9) (16)	8,000,000	8,000,000

Total U.S. Government & U.S. Government Agency Obligations		292,014,398

Total Investments - 100.0% (at amortized cost)		643,021,701
Other Assets and Liabilities - 0.0%		131,408

Total Net Assets - 100.0%		$643,153,109

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.8%

Alabama - 5.0%
Chatom Industrial Development Board:
0.500%, 12/1/2024 (9)	$8,000,000	$8,000,000
0.600%, 8/1/2037 (9)	14,200,000	14,200,000
Rib Floater Trust Various States, 0.040%, 4/1/2041 (6) (7) (9)	10,000,000	10,000,000

		32,200,000
Arizona - 0.3%
Casa Grande Industrial Development Authority, 0.010%, 6/15/2031 (9)	2,010,000	2,010,000
Arkansas - 0.9%
Little Rock Metrocentere Improvement District No. 1, 0.020%, 12/1/2025 (9)	5,700,000	5,700,000
California - 1.7%
State of California, 0.070%, 3/1/2035 (6) (7) (9)	10,750,000	10,750,000
Colorado - 3.9%
Colorado Educational & Cultural Facilities Authority, 0.210%, 3/1/2035 (6) (7) (9)	14,780,000	14,780,000
Colorado Health Facilities Authority, 0.060%, 1/1/2035 (9)	10,700,000	10,700,000

		25,480,000
Florida - 11.0%
City of West Palm Beach, 0.040%, 10/1/2038 (9)	27,500,000	27,500,000
County of Brevard, 0.170%, 10/1/2019 (9)	1,100,000	1,100,000
County of St. Lucie, 0.010%, 9/1/2028 (9)	13,000,000	13,000,000
Eclipse Funding Trust, 0.010%, 4/1/2037 (6) (7) (9)	2,300,000	2,300,000
Highlands County Health Facilities Authority, 0.010%, 11/15/2037 (9)	2,500,000	2,500,000
Jacksonville Pollution Control, 0.100%, 1/19/2016	18,000,000	18,000,000
Tender Option Bond Trust Receipts/Certificates, 0.110%, 11/1/2027 (6) (7) (9)	7,400,000	7,400,000

		71,800,000
Georgia - 0.2%
Columbia County Development Authority, 0.120%, 8/1/2018 (9)	1,000,000	1,000,000
Illinois - 3.0%
Illinois Finance Authority:
0.010%, 8/1/2043 (9)	5,725,000	5,725,000
0.020%, 4/1/2031 (9)	3,300,000	3,300,000
Jackson-Union Counties Regional Port District, 0.020%, 4/1/2024 (9)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.030%, 4/1/2020 (9)	8,075,000	8,075,000

		19,500,000
Indiana - 3.6%
Barclays Capital Municipal Trust Receipts, 0.190%, 4/1/2030 (6) (7) (9)	7,770,000	7,770,000
Eclipse Funding Trust, 0.080%, 7/15/2024 (6) (7) (9)	15,435,000	15,435,000

		23,205,000
Iowa - 2.2%
Iowa Finance Authority:
0.030%, 3/1/2022 (9)	1,175,000	1,175,000
0.040%, 9/1/2036 (9)	3,200,000	3,200,000
0.060%, 12/1/2042 (9)	10,000,000	10,000,000

		14,375,000
Kansas - 1.3%
City of Burlington:
0.280%, 12/1/2015	900,000	900,000
0.280%, 12/1/2015	1,095,000	1,095,000
Kansas Development Finance Authority, FNMA, 0.010%, 3/1/2031 (6) (7) (9)	6,700,000	6,700,000

		8,695,000

Kentucky - 3.5%
Hardin County Water District No. 1, 0.020%, 9/1/2022 (9)	2,070,000	2,070,000
Kentucky Area Development Districts, 0.080%, 6/1/2033 (9)	8,610,000	8,610,000
Kentucky Economic Development Finance Authority, 0.020%, 5/1/2034 (9)	12,000,000	12,000,000

		22,680,000
Louisiana - 2.5%
Louisiana Public Facilities Authority:
0.010%, 12/1/2040 (9)	4,700,000	4,700,000
0.010%, 12/1/2040 (9)	2,300,000	2,300,000
Parish of St. James, 0.120%, 11/1/2039 (9)	9,000,000	9,000,000

		16,000,000
Massachusetts - 1.0%
Massachusetts Health & Educational Facilities Authority, 0.010%, 7/1/2026 (9)	6,300,000	6,300,000
Michigan - 2.8%
Michigan Strategic Fund:
0.020%, 6/1/2039 (9)	765,000	765,000
0.060%, 12/1/2030 (9)	2,670,000	2,670,000
Oakland University, 0.010%, 3/1/2031 (9)	2,700,000	2,700,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6) (7) (9)	12,000,000	12,000,000

		18,135,000
Minnesota - 0.4%
City of Ramsey, 0.130%, 12/1/2023 (9)	2,485,000	2,485,000
Mississippi - 3.0%
Claiborne County:
0.350%, 12/1/2015	1,900,000	1,900,000
0.350%, 12/1/2015	2,045,000	2,045,000
Mississippi Business Finance Corp., 0.400%, 5/1/2037 (9)	15,898,000	15,898,000

		19,843,000
Missouri - 0.9%
Greene County Industrial Development Authority, 0.050%, 5/1/2039 (9)	1,145,000	1,145,000
Missouri State Health & Educational Facilities Authority, 0.010%, 10/1/2035 (9)	4,860,000	4,860,000

		6,005,000
Nebraska - 0.1%
Nebraska Investment Finance Authority, 0.050%, 9/1/2031 (9)	600,000	600,000
New Hampshire - 3.8%
New Hampshire Business Finance Authority, 0.050%, 9/1/2030 (9)	25,000,000	25,000,000
New Mexico - 2.2%
Eclipse Funding Trust, 0.080%, 5/15/2032 (6) (7) (9)	14,485,000	14,485,000
New York - 3.5%
City of Ithaca, 1.500%, 7/29/2016	5,408,306	5,431,228
Metropolitan Transportation Authority, 0.010%, 11/1/2035 (9)	9,000,000	9,000,000
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/26/2016	8,250,000	8,257,808

		22,689,036
Ohio - 0.3%
Port of Greater Cincinnati Development Authority:
0.170%, 11/1/2023 (9)	1,885,000	1,885,000
0.170%, 11/1/2025 (9)	350,000	350,000

		2,235,000
Oklahoma - 0.4%
Tulsa Industrial Authority, 0.080%, 11/1/2026 (9)	2,325,000	2,325,000
Oregon - 0.8%
JPMorgan Chase Putters/Drivers Trust, 0.020%, 5/15/2021 (6) (7) (9)	5,000,000	5,000,000
Pennsylvania - 3.2%
Barclays Capital Municipal Trust Receipts, 0.130%, 8/1/2038 (6) (7) (9)	11,605,000	11,605,000
Hospitals & Higher Education Facilities Authority of Philadelphia, 0.010%, 7/1/2041 (9)	9,120,000	9,120,000

		20,725,000

South Carolina - 0.8%
South Carolina Jobs-Economic Development Authority, 0.030%, 6/1/2030 (9)	5,000,000	5,000,000
South Dakota - 2.0%
South Dakota Housing Development Authority:
0.090%, 5/1/2048 (9)	6,835,000	6,835,000
0.090%, 11/1/2048 (9)	6,355,000	6,355,000

		13,190,000
Texas - 4.4%
Dallam County Industrial Development Corp., 0.030%, 5/1/2039 (9)	2,800,000	2,800,000
Eclipse Funding Trust, 0.040%, 12/15/2031 (9)	3,125,000	3,125,000
Mission Economic Development Corp., 0.060%, 4/1/2022 (9)	11,000,000	11,000,000
Rib Floater Trust Various States, 0.160%, 7/1/2018 (6) (7) (9)	12,000,000	12,000,000

		28,925,000
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency, 0.010%, 10/1/2029 (9)	2,725,000	2,725,000
Virginia - 2.3%
Barclays Capital Municipal Trust Receipts, 0.090%, 2/1/2028 (6) (7) (9)	3,335,000	3,335,000
Harrisonburg Redevelopment & Housing Authority, 0.040%, 8/1/2032 (9)	5,200,000	5,200,000
JPMorgan Chase Putters/Drivers Trust, 0.020%, 11/1/2019 (6) (7) (9)	5,000,000	5,000,000
Lynchburg Industrial Development Authority, 0.010%, 1/1/2028 (9)	1,195,000	1,195,000

		14,730,000
Washington - 5.2%
Barclays Capital Municipal Trust Receipts:
0.140%, 6/1/2034 (6) (7) (9)	11,320,000	11,320,000
0.140%, 6/1/2039 (6) (7) (9)	16,870,000	16,870,000
County of King, 5.000%, 12/1/2015	1,450,000	1,450,000
Seattle Housing Authority, 0.170%, 6/1/2040 (9)	1,000,000	1,000,000
Washington State Housing Finance Commission, 0.120%, 7/1/2028 (9)	3,110,000	3,110,000

		33,750,000
West Virginia - 0.3%
Charleston Building Commission, 0.130%, 12/1/2016 (9)	2,135,000	2,135,000
Wisconsin - 15.9%
Cedarburg School District, 1.000%, 3/30/2016	2,000,000	2,003,762
City of Hartford, 2.250%, 7/1/2016	4,875,000	4,924,639
City of Milwaukee, 0.260%, 2/15/2032 (9) (10)	30,000,000	30,000,000
City of Racine, 2.000%, 8/15/2016	2,695,000	2,697,037
Eau Claire Area School District, 1.000%, 8/24/2016	7,000,000	7,020,841
Glendale-River Hills School District, 1.000%, 2/23/2016	2,500,000	2,503,312
Maple School District, 2.000%, 10/26/2016	1,750,000	1,767,978
Nicolet Unified High School District, 1.000%, 1/29/2016	2,000,000	2,001,924
PMA, 2.000%, 2/22/2016	2,500,000	2,509,803
Shorewood School District:
1.000%, 1/26/2016	2,500,000	2,502,133
1.000%, 6/23/2016	2,000,000	2,004,682
Two Rivers Public School District, 2.000%, 9/30/2016	3,500,000	3,536,019
Village of Ashwaubenon, 2.000%, 11/15/2016 (10)	2,375,000	2,387,706
Wisconsin Health & Educational Facilities Authority:
0.030%, 5/1/2030 (9)	2,100,000	2,100,000
0.120%, 8/15/2034 (6) (7) (9)	4,500,000	4,500,000
0.120%, 8/15/2034 (6) (7) (9)	25,754,260	25,754,260
Wisconsin Housing & Economic Development Authority, 0.010%, 3/1/2031 (9)	5,500,000	5,500,000

		103,714,096
Wyoming - 4.0%
County of Uinta, 0.010%, 8/15/2020 (9)	25,905,000	25,905,000

Total Municipals		629,296,132
Mutual Funds - 5.8%
Federated Tax-Free Obligations Fund, Class I, 0.010%	8,737,694	8,737,694
Goldman Sachs Financial Square Funds - Tax-Free Money Market Fund, 0.010%	29,336,459	29,336,459

Total Mutual Funds		38,074,153

Total Investments - 102.6% (at amortized cost)		667,370,285
Other Assets and Liabilities - (2.6)%		(17,074,327)

Total Net Assets - 100.0%		$650,295,958

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 17.4%

Banks - 10.3%
Bank of Nova Scotia/Houston:
0.320%, 3/23/2016 (9)	$15,000,000	$15,000,000
0.360%, 7/18/2016 (9)	25,000,000	25,000,000
0.456%, 5/12/2016 (9)	17,500,000	17,500,000
0.534%, 5/9/2016 (9)	13,500,000	13,502,671
Chase Bank USA NA, 0.547%, 10/17/2016 (9)	20,000,000	20,000,000
HSBC Bank USA NA:
0.350%, 3/4/2016 (9)	25,000,000	25,000,000
0.375%, 6/8/2016 (9)	25,000,000	25,000,000
0.393%, 6/2/2016 (9)	20,000,000	20,000,000
State Street Bank:
0.397%, 4/15/2016 (9)	20,000,000	20,000,000
0.423%, 4/28/2016 (9)	25,000,000	25,000,000
Toronto Dominion Bank:
0.355%, 4/4/2016 (9)	35,000,000	35,000,000
0.567%, 10/17/2016 (9)	25,000,000	25,000,000
Wells Fargo Bank NA:
0.347%, 1/13/2016 (9)	15,000,000	15,000,000
0.358%, 4/8/2016 (9)	25,000,000	25,000,000
0.375%, 5/9/2016 (9)	15,000,000	15,000,000
0.420%, 7/5/2016 (9)	20,000,000	20,000,000
0.427%, 5/20/2016 (9)	17,000,000	17,000,000
0.427%, 6/1/2016 (9)	17,500,000	17,500,000
0.567%, 10/13/2016 (9)	20,000,000	19,999,295

		395,501,966
European Time Deposit - 7.1%
DNB NOR Bank ASA Cayman, 0.050%, 12/1/2015	130,000,000	130,000,000
Svenska Handelsbanken, Inc., 0.050%, 12/1/2015	140,000,000	140,000,000

		270,000,000

Total Certificates of Deposit		665,501,966

Commercial Paper - 55.5%

Asset-Backed Securities - 24.3%
Chariot Funding LLC:
0.420%, 1/4/2016 (6) (7) (12)	10,000,000	9,996,033
0.420%, 1/5/2016 (6) (7) (12)	15,000,000	14,993,875
0.437%, 7/20/2016 (6) (7) (9)	15,000,000	15,000,000
0.450%, 2/1/2016 (6) (7) (12)	15,000,000	14,988,375
0.500%, 2/8/2016 (6) (7) (12)	12,700,000	12,687,829
Jupiter Securitization Corp.:
0.420%, 1/19/2016 (6) (7) (12)	15,000,000	14,991,425
0.443%, 7/21/2016 (6) (7) (9)	20,000,000	20,000,000
0.510%, 2/16/2016 (6) (7) (12)	25,000,000	24,972,729
Kells Funding LLC:
0.350%, 12/11/2015 (6) (7) (12)	25,000,000	24,997,569
0.380%, 3/1/2016 (6) (7) (12)	14,000,000	13,986,552
0.400%, 1/7/2016 (6) (7) (12)	20,000,000	19,991,778
0.410%, 3/15/2016 (6) (7) (12)	20,000,000	19,976,083
0.430%, 3/14/2016 (6) (7) (12)	22,000,000	21,972,671
Legacy Capital LLC:
0.260%, 12/14/2015 (6) (7) (12)	18,000,000	17,998,310
0.260%, 1/5/2016 (6) (7) (12)	15,000,000	14,996,208
0.330%, 1/13/2016 (6) (7) (12)	20,000,000	19,992,117

0.330%, 1/19/2016 (6) (7) (12)	11,000,000	10,995,059
0.330%, 1/20/2016 (6) (7) (12)	7,000,000	6,996,792
0.330%, 1/28/2016 (6) (7) (12)	24,500,000	24,486,974
0.350%, 1/4/2016 (6) (7) (12)	20,000,000	19,993,389
Liberty Street Funding LLC:
0.170%, 12/11/2015 (6) (7) (12)	11,000,000	10,999,481
0.300%, 2/8/2016 (6) (7) (12)	15,000,000	14,991,375
0.400%, 3/7/2016 (6) (7) (12)	19,000,000	18,979,522
0.470%, 4/18/2016 (6) (7) (12)	18,000,000	17,967,335
Manhattan Asset Funding Co.:
0.200%, 12/15/2015 (12)	12,500,000	12,499,028
0.210%, 12/2/2015 (12)	15,000,000	14,999,913
0.210%, 12/4/2015 (12)	25,000,000	24,999,562
0.270%, 1/11/2016 (12)	25,000,000	24,992,312
0.270%, 1/12/2016 (12)	25,000,000	24,992,125
0.300%, 1/14/2016 (12)	17,000,000	16,993,767
0.300%, 1/21/2016 (12)	25,000,000	24,989,375
MetLife Short Term Funding LLC:
0.140%, 12/9/2015 (6) (7) (12)	25,000,000	24,999,222
0.140%, 12/11/2015 (6) (7) (12)	25,000,000	24,999,028
0.150%, 12/14/2015 (6) (7) (12)	22,175,000	22,173,799
Old Line Funding LLC:
0.395%, 2/9/2016 (6) (7) (9)	20,000,000	20,000,000
0.397%, 3/14/2016 (6) (7) (9)	15,000,000	15,000,000
0.402%, 2/16/2016 (6) (7) (9)	15,000,000	15,000,000
0.460%, 1/22/2016 (6) (7) (12)	20,000,000	19,986,711
0.470%, 1/25/2016 (6) (7) (12)	15,000,000	14,989,229
0.470%, 2/3/2016 (6) (7) (12)	15,000,000	14,987,467
0.480%, 4/5/2016 (6) (7) (12)	10,000,000	9,983,200
0.630%, 5/20/2016 (6) (7) (12)	15,000,000	14,955,113
Regency Markets No. 1 LLC:
0.180%, 12/14/2015 (6) (7) (12)	33,000,000	32,997,855
0.180%, 12/15/2015 (6) (7) (12)	60,000,000	59,995,800
0.180%, 12/17/2015 (6) (7) (12)	12,000,000	11,999,040
0.180%, 12/21/2015 (6) (7) (12)	15,000,000	14,998,500
Thunder Bay Funding LLC:
0.430%, 1/8/2016 (6) (7) (12)	15,000,000	14,993,192
0.480%, 4/1/2016 (6) (7) (12)	25,000,000	24,959,333
0.490%, 3/21/2016 (6) (7) (12)	9,081,000	9,067,280
0.610%, 5/20/2016 (6) (7) (12)	15,000,000	14,956,538

		932,458,870
Automobiles - 1.7%
American Honda Finance Corp., 0.130%, 12/7/2015 (12)	15,000,000	14,999,675
Toyota Motor Credit Corp.:
0.402%, 2/25/2016 (9)	17,000,000	17,000,000
0.457%, 7/15/2016 (9)	17,500,000	17,500,000
0.470%, 5/16/2016 (9)	17,000,000	17,000,000

		66,499,675
Beverages - 2.0%
Coca-Cola Co.:
0.530%, 4/18/2016 (6) (7) (12)	15,000,000	14,969,304
0.560%, 4/19/2016 (6) (7) (12)	14,500,000	14,468,422
0.560%, 4/21/2016 (6) (7) (12)	15,000,000	14,966,867
0.610%, 5/16/2016 (6) (7) (12)	10,000,000	9,971,703
0.670%, 6/6/2016 (6) (7) (12)	10,000,000	9,965,011
0.680%, 8/22/2016 (6) (7) (12)	13,750,000	13,681,174

		78,022,481
Construction Machinery - 2.4%
Caterpillar Financial Service Corp., 0.130%, 12/7/2015 (12)	20,000,000	19,999,567
Illinois Tool Works, Inc.:
0.090%, 12/3/2015 (6) (7) (12)	20,000,000	19,999,900
0.100%, 12/2/2015 (6) (7) (12)	50,000,000	49,999,861

		89,999,328

Consumer Products - 4.9%
Air Products & Chemicals:
0.140%, 12/3/2015 (6) (7) (12)	15,000,000	14,999,883
0.140%, 12/7/2015 (6) (7) (12)	15,800,000	15,799,631
0.140%, 12/9/2015 (6) (7) (12)	33,600,000	33,598,924
0.150%, 12/18/2015 (6) (7) (12)	35,000,000	34,997,521
Reckitt Benckiser Treasury Services PLC:
0.400%, 1/11/2016 (6) (7) (12)	14,000,000	13,993,622
0.530%, 3/1/2016 (6) (7) (12)	14,600,000	14,580,440
0.660%, 6/1/2016 (6) (7) (12)	10,000,000	9,966,450
Unilever Capital Corp., 0.050%, 12/1/2015 (6) (7) (12)	50,000,000	50,000,000

		187,936,471
Diversified Financial Services - 3.9%
National Rural Utilities:
0.120%, 12/4/2015 (12)	10,000,000	9,999,900
0.130%, 12/1/2015 (12)	10,000,000	10,000,000
0.130%, 12/8/2015 (12)	15,000,000	14,999,621
0.140%, 12/3/2015 (12)	26,250,000	26,249,796
0.140%, 12/9/2015 (12)	25,000,000	24,999,222
0.140%, 12/17/2015 (12)	20,000,000	19,998,756
0.210%, 12/23/2015 (12)	15,000,000	14,998,075
Paccar Financial Corp.:
0.130%, 12/10/2015 (12)	20,000,000	19,999,350
0.130%, 12/17/2015 (12)	10,000,000	9,999,422

		151,244,142
Foreign Banks - 11.3%
Aust & NZ Banking Group, 0.365%, 12/21/2015 (6) (7) (9)	35,000,000	35,000,000
Commonwealth Bank of Australia, 0.431%, 6/27/2016 (6) (7) (9)	15,000,000	14,999,572
DNB Bank ASA, 0.367%, 4/18/2016 (6) (7) (9)	10,000,000	10,000,000
Macquarie Bank:
0.330%, 1/22/2016 (6) (7) (12)	15,000,000	14,992,850
0.500%, 1/6/2016 (6) (7) (12)	12,500,000	12,493,750
Natixis, NY Branch, 0.060%, 12/1/2015 (12)	99,098,000	99,098,000
Nordea Bank AB:
0.325%, 2/16/2016 (6) (7) (12)	22,500,000	22,484,359
0.400%, 1/8/2016 (6) (7) (12)	15,000,000	14,993,667
0.545%, 5/11/2016 (6) (7) (12)	10,000,000	9,975,475
Suncorp Metway Ltd.:
0.380%, 12/10/2015 (6) (7) (12)	16,325,000	16,323,449
0.400%, 2/25/2016 (6) (7) (12)	10,000,000	9,990,444
0.410%, 2/24/2016 (6) (7) (12)	20,000,000	19,980,639
0.450%, 1/14/2016 (6) (7) (12)	20,500,000	20,488,725
0.450%, 3/14/2016 (6) (7) (12)	15,000,000	14,980,500
0.460%, 12/8/2015 (6) (7) (12)	22,000,000	21,998,125
0.520%, 4/6/2016 (6) (7) (12)	19,500,000	19,464,228
0.640%, 5/23/2016 (6) (7) (12)	15,000,000	14,953,600
Swedbank:
0.420%, 2/3/2016 (12)	20,000,000	19,985,067
0.450%, 4/4/2016 (12)	20,000,000	19,968,750
Toronto Dominion Bank, 0.500%, 1/27/2016 (6) (7) (12)	20,000,000	19,984,167

		432,155,367
Pharmaceuticals - 0.9%
Novartis Finance Corp., 0.090%, 12/1/2015 (6) (7) (12)	35,000,000	35,000,000
Retail - 1.2%
Wal-mart Stores, Inc.:
0.100%, 12/1/2015 (6) (7) (12)	25,000,000	25,000,000
0.120%, 12/7/2015 (6) (7) (12)	21,500,000	21,499,570

		46,499,570

Utilities - 0.8%
Florida Power & Light Co.:
0.160%, 12/3/2015 (12)	19,050,000	19,049,831
0.170%, 12/1/2015 (12)	10,000,000	10,000,000

		29,049,831
Winding Up Agencies - 2.1%
Erste Abwicklungsanstalt:
0.300%, 2/2/2016 (6) (7) (12)	20,000,000	19,989,500
0.350%, 3/16/2016 (6) (7) (12)	20,000,000	19,979,389
0.363%, 4/19/2016 (6) (7) (9)	20,000,000	20,000,000
0.440%, 1/25/2016 (6) (7) (12)	20,000,000	19,986,555

		79,955,444

Total Commercial Paper		2,128,821,179

Corporate Bonds & Notes - 0.6%

Diversified Financial Services - 0.4%
GE Capital International Funding Co., 0.964%, 4/15/2016 (6) (7)	15,203,000	15,230,937
Foreign Banks - 0.2%
Toronto-Dominion Bank, 2.500%, 7/14/2016	6,141,000	6,208,716

Total Corporate Bonds & Notes		21,439,653

Municipals - 6.7%

Colorado - 0.3%
Colorado Housing & Finance Authority, 0.150%, 10/1/2036 (9)	12,310,000	12,310,000
Federal Home Loan Mortgage Corporation - 0.3%
FHLMC Multifamily Variable Rate Demand Certificates, 0.060%, 9/15/2038 (9) (14)	12,270,000	12,270,000
Hawaii - 0.5%
Hawaii State Department of Budget & Finance, 0.110%, 3/1/2037 (9) (14)	19,485,000	19,485,000
Massachusetts - 0.6%
Massachusetts Development Finance Agency, 0.090%, 10/1/2031 (9)	22,820,000	22,820,000
Michigan - 1.3%
University of Michigan, 0.010%, 4/1/2038 (9)	49,810,000	49,810,000
New York - 2.7%
New York City Housing Development Corp., FNMA, 0.020%, 6/15/2034 (9) (14)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.020%, 11/15/2038 (9) (14)	56,100,000	56,100,000

		105,100,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.020%, 1/1/2039 (9) (14)	13,155,000	13,155,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.150%, 8/15/2043 (9)	11,075,000	11,075,000
Wisconsin - 0.3%
Wisconsin Housing & Economic Development Authority, 0.040%, 9/1/2035 (9) (14)	9,935,000	9,935,000

Total Municipals		255,960,000
Mutual Funds - 6.5%
BlackRock Liquidity Funds TempFund, 0.212%	125,000,000	125,000,000
Premier Portfolio, 0.230%	125,000,000	125,000,000

Total Mutual Funds		250,000,000

Notes-Variable - 3.0%

Automobiles - 1.2%
American Honda Finance Corp.:
0.341%, 1/11/2016 (9)	$32,000,000	32,000,000
0.420%, 7/29/2016 (9)	15,000,000	15,002,009

		47,002,009
Foreign Banks - 1.8%
Royal Bank of Canada, 0.556%, 12/16/2015 (9)	70,000,000	70,006,060

Total Notes-Variable		117,008,069

Repurchase Agreements - 10.3%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 11/30/2015, to be repurchased at $29,938,568 on 12/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 2/15/2025, with a market value of $30,539,210	29,938,568	29,938,568
Agreement with Goldman Sachs Group, Inc., 0.100%, dated 11/30/2015, to be repurchased at $240,000,667 on 12/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2045, with a market value of $244,117,954	240,000,000	240,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.120%, dated 11/30/2015, to be repurchased at $50,000,167 on 12/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 11/15/2023, with a market value of $50,907,567	50,000,000	50,000,000
Agreement with Toronto Dominion Bank, 0.100%, dated 11/30/2015, to be repurchased at $75,000,208 on 12/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 11/30/2022, with a market value of $76,291,135	75,000,000	75,000,000

Total Repurchase Agreements		394,938,568

Total Investments - 100.0% (at amortized cost)		3,833,669,435
Other Assets and Liabilities - 0.0%		(255,994)

Total Net Assets - 100.0%		$3,833,413,441

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2015. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2015. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$5,632,441	75.00%
Alternative Strategies Fund
Long	531,564	0.51
Short	74,630	0.07
Global Long/Short Equity Fund	15,672	0.75
Ultra Short Tax-Free Fund	116,627,200	15.51
Short Tax-Free Fund	1,663,582	1.20
Short-Term Income Fund	34,679,903	9.66
Intermediate Tax-Free Fund	46,426,848	2.62
Mortgage Income Fund	7,776,702	6.61
TCH Intermediate Income Fund	13,986,055	14.46
TCH Corporate Income Fund	43,363,848	15.93
TCH Core Plus Bond Fund	108,127,774	10.27
Monegy High Yield Bond Fund	19,388,013	27.24
Tax-Free Money Market Fund	197,004,260	30.29
Prime Money Market Fund	1,593,741,002	41.57

(7)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.
(8)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.
(9)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2015.
(10)	Purchased on a when-issued or delayed delivery basis.
(11)	All or a portion of this security is segregated as collateral for securities sold short.
(12)	Each issue shows the rate of the discount at the time of purchase.
(13)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(14)	Securities that are subject to alternative minimum tax of the Short Tax-Free Fund, Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 0.00%, 2.87%, 8.94% and 4.17%, respectively, as calculated based upon total portfolio market value.
(15)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.
(16)	Securities have redemption features that may delay redemption beyond seven days.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2015, the Corporation consisted of 45 portfolios. As of November 30, 2015, this Notes to Schedules of Investments of the quarterly report includes 30 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of November 30, 2015, the Corporation also consisted of 10 target retirement and 5 target risk portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund (1)	December 27, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 18, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund (1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 18, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income exempt from federal income tax consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

(1)	Collectively referred to as the “International Funds”.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at November 30, 2015 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$111,814,577		$10,622,020	$(2,831,556)	$7,790,464
Dividend Income Fund	152,549,881		20,384,059	(4,066,014)	16,318,045
Large Cap Value Fund	379,442,283		46,859,402	(8,277,823)	38,581,579
Large-Cap Growth Fund	292,581,496		54,455,783	(3,558,369)	50,897,414
Mid-Cap Value Fund	349,148,512		73,423,150	(12,076,481)	61,346,669
Mid-Cap Growth Fund	252,847,685		55,128,134	(7,697,962)	47,430,172
Small-Cap Value Fund	138,288,667		14,990,075	(8,000,662)	6,989,413
Small-Cap Core Fund	8,939,741		918,887	(266,826)	652,061
Small-Cap Growth Fund	809,254,229		122,005,982	(66,605,041)	55,400,941
Global Low Volatility Equity Fund	41,500,084		1,698,675	(232,946)	1,465,729
Pyrford Global Equity Fund	1,569,520		90,416	(146,055)	(55,639)
Disciplined International Equity Fund	64,614,398		1,876,361	(1,214,115)	662,246
Pyrford International Stock Fund	759,277,480		44,594,566	(72,358,307)	(27,763,741)
LGM Emerging Markets Equity Fund	160,413,686		19,725,091	(24,437,941)	(4,712,850)
TCH Emerging Markets Bond Fund	9,315,183		74,046	(750,222)	(676,176)
Alternative Strategies Fund	107,892,734		1,755,891	(1,873,776)	(117,885)
Global Long-Short Equity Fund	1,964,247		146,695	(61,500)	85,195
Ultra Short Tax-Free Fund	755,843,592		1,101,830	(958,150)	143,680
Short Tax-Free Fund	137,684,010		1,127,464	(261,219)	866,245
Short-Term Income Fund	454,827,830		668,483	(1,463,282)	(794,799)
Intermediate Tax-Free Fund	1,698,278,552		57,675,133	(2,525,138)	55,149,995
Mortgage Income Fund	115,529,781		2,285,728	(365,257)	1,920,471
TCH Intermediate Income Fund	121,191,321		772,548	(2,807,808)	(2,035,260)
TCH Corporate Income Fund	325,386,104		4,389,372	(14,553,271)	(10,163,899)
TCH Core Plus Bond Fund	1,259,129,138		15,614,698	(40,869,574)	(25,254,876)
Monegy High Yield Bond Fund	72,219,654		890,416	(2,755,172)	(1,864,756)
Multi-Asset Income Fund	9,157,644		114,612	(281,655)	(167,043)
Government Money Market Fund	643,021,701	*
Tax-Free Money Market Fund	667,370,285	*
Prime Money Market Fund	3,833,413,441	*

*	- at amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2015:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.228%	$70,414,400

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity	$7,200,894	$7,450,329
Pyrford Global Equity	302,839	312,654
Pyrford International Stock	49,526,652	52,259,120
LGM Emerging Markets Equity	8,573,190	9,130,472
TCH Emerging Markets Bond	1,208,308	1,261,825

Total	$66,811,883	$70,414,400

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2015 (1):

Description	Value
American Honda Finance Corp., 0.400%, 7/29/2016 (2)	$9,001,467
American Honda Finance Corp., 0.341%, 1/11/2016 (2)	12,998,414
Australia & New Zealand Banking Group Ltd., 0.346%, 12/21/2015 (2)	15,000,000
Bank of Nova Scotia, 0.456%, 5/12/2016 (2)	7,498,830
Bank of Nova Scotia, 0.360%, 7/18/2016 (2)	15,001,395
Blackrock Liquidity TempCash Money Market Fund, 0.052%	1,357,285
Blackrock Liquidity TempFund Money Market Fund, 0.138%	57,313,493
Chariot Funding LLC, 0.434%, 7/20/2016 (2)	10,000,000
Chariot Funding LLC, 0.462%, 7/26/2016 (2)	10,000,000
Chariot Funding LLC, 0.400%, 12/10/2015 (3)	9,979,889
Chase Bank USA NA, 0.547%, 10/17/2016 (2)	10,000,290
Coca-Cola Co., 0.532%, 4/18/2016 (3)	7,470,298
Coca-Cola Co., 0.552%, 4/20/2016 (3)	7,471,010
Coca-Cola Co., 0.562%, 4/21/2016 (3)	7,471,300
Coca-Cola Co., 0.613%, 5/16/2016 (3)	4,977,210
Commonwealth Bank of Australia, 0.446%, 6/27/2016 (2)	9,000,225
DNB ASA, 0.367%, 4/18/2016 (2)	15,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.085%	6,022,448
Dreyfus Institutional Cash Advantage Money Market Fund, 0.040%	133,307

Erste Abwicklungsanstalt, 0.362%, 4/19/2016 (2)	10,000,000
Erste Abwicklungsanstalt, 0.300%, 2/2/2016 (3)	9,993,000
Erste Abwicklungsanstalt, 0.300%, 2/24/2016 (3)	9,989,667
Erste Abwicklungsanstalt, 0.451%, 3/24/2016 (3)	9,985,000
Fidelity Institutional Money Market Fund, 0.124%	43,294,738
General Electric Capital Corp, 0.368%, 1/8/2016 (2)	17,608,642
Goldman Sachs Financial, 0.176%	25,536,562
HSBC Bank, PLC, 0.375%, 6/8/2016 (2)	10,000,190
HSBC Bank, PLC, 0.350%, 3/4/2016 (2)	10,000,040
HSBC Bank, PLC, 0.393%, 6/2/2016 (2)	10,000,250
International Business, 0.354%, 2/5/2016 (2)	8,598,409
JP Morgan Liquid Asset Money Market Fund, 0.098%	29,975,857
Jupiter Securitization Co., 0.511%, 2/16/2016 (3)	9,974,075
Jupiter Securitization Co., 0.501%, 2/18/2016 (3)	9,974,722
Jupiter Securitization Co., 0.443%, 7/21/2016 (2)	15,000,000
Kells Funding LLC, 0.390%, 3/10/2016 (3)	9,987,217
Kells Funding LLC, 0.431%, 3/14/2016 (3)	7,484,950
Kells Funding LLC, 0.320%, 3/8/2016 (3)	9,988,444
Legacy Capital LLC, 0.350%, 1/4/2016 (3)	9,990,861
Legacy Capital LLC, 0.330%, 1/11/2016 (3)	7,993,400
Liberty Street Funding LLC, 0.401%, 3/7/2016 (3)	4,492,500
Liberty Street Funding LLC, 0.461%, 4/18/2016 (3)	9,976,744
Liberty Street Funding LLC, 0.330%, 12/14/2015 (3)	9,492,250
Macquarie Bank Ltd., 0.501%, 1/6/2016 (3)	7,483,125
Macquarie Bank Ltd., 0.520%, 6/9/2016 (2)	15,000,000
Manhattan Asset Funding Co., 0.270%, 1/8/2016 (3)	13,994,120
Manhattan Asset Funding Co., 0.200%, 12/7/2015 (3)	14,996,583
Manhattan Asset Funding Co., 0.200%, 12/18/2015 (3)	14,997,500
Nordea Bank, 0.401%, 1/8/2016 (3)	9,980,111
Nordea Bank, 0.546%, 5/11/2016 (3)	9,972,750
Old Line Funding Corp., 0.461%, 1/22/2016 (3)	9,978,150
Old Line Funding Corp., 0.501%, 3/7/2016 (3)	4,987,639
Old Line Funding Corp., 0.471%, 4/20/2016 (3)	9,976,108
Old Line Funding Corp., 0.397%, 3/14/2016 (2)	10,000,000
Reckitt Benckiser, 0.401%, 1/11/2016 (3)	4,993,167
Reckitt Benckiser, 0.531%, 3/1/2016 (3)	4,987,339
Reckitt Benckiser, 0.663%, 6/1/2016 (3)	8,955,285
Regency Markets LLC, 0.180%, 12/14/2015 (3)	7,498,838
Regency Markets LLC, 0.180%, 12/15/2015 (3)	11,498,332
Regency Markets LLC, 0.180%, 12/17/2015 (3)	7,330,937
Regency Markets LLC, 0.210%, 12/21/2015 (3)	4,999,387
Royal Bank of Canada, 0.506%, 12/16/2015 (2)	30,000,510
Skandinaviska Enskilda Bank, 0.374%, 1/4/2016 (2)	8,739,886
State Street Bank & Trust Co, 0.397%, 4/15/2016 (2)	10,000,020
State Street Bank & Trust Co, 0.423%, 4/28/2016 (2)	9,000,180
Sumitomo Mitsui Banking Corporation, 0.534%, 3/3/2016 (2)	15,000,180
Suncorp Metway, 0.471%, 1/27/2016 (3)	9,977,283
Suncorp Metway, 0.401%, 2/25/2016 (3)	9,986,444
Suncorp Metway, 0.451%, 3/14/2016 (3)	9,485,394
Suncorp Metway, 0.521%, 4/26/2016 (3)	6,732,255
Svenska Handelsbaken, 0.375%, 3/21/2016 (2)	5,505,935
Svenska Handelsbaken, 0.325%, 3/7/2016 (3)	9,987,722
Svenska Handelsbaken, 0.390%, 3/10/2016 (3)	9,987,217
Svenska Handelsbaken, 0.461%, 3/26/2016 (3)	7,482,750
Swedbank, 0.451%, 4/6/2016 (3)	4,489,931
Swedish Export Credit Corp., 0.381%, 2/22/2016 (3)	9,983,955
Thunder Bay Funding, LLC, 0.501%, 3/7/2016 (3)	7,481,146
Thunder Bay Funding, LLC, 0.481%, 4/1/2016 (3)	9,975,733
Thunder Bay Funding, LLC, 0.397%, 3/11/2016 (2)	10,000,000
Toronto Dominion Bank, 0.567%, 10/17/2016 (2)	8,499,430
Toronto Dominion Bank, 0.355%, 4/4/2016 (2)	4,999,690
Toronto Dominion Bank, 0.491%, 7/13/2016 (2)	2,830,236
Toronto Dominion Bank, 0.501%, 1/27/2016 (3)	9,477,569
Toyota Motor Credit Corp., 0.470%, 5/16/2016 (2)	7,000,000
Toyota Motor Credit Corp., 0.402%, 2/25/2016 (2)	5,000,000

Toyota Motor Credit Corp., 0.356%, 6/13/2016 (2)	9,996,890
Toyota Motor Credit Corp., 0.457%, 7/15/2016 (2)	7,500,000
Toyota Motor Credit Corp., 0.431%, 4/1/2016 (3)	7,483,965
Wells Fargo Bank, 0.358%, 4/8/2016 (2)	4,999,455
Wells Fargo Bank, 0.347%, 1/13/2016 (2)	9,999,880
Wells Fargo Bank, 0.427%, 5/20/2016 (2)	6,999,993
Wells Fargo Bank, 0.420%, 7/5/2016 (2)	5,000,145
Wells Fargo Bank, 0.571%, 10/13/2016 (2)	9,499,363
Wells Fargo Bank, 0.427%, 6/1/2016 (2)	7,500,067
Western Asset Institutional Cash Reserves Money Market Fund, 0.198%	123,766,081
Western Asset Institutional Liquid Reserves Money Market Fund, 0.184%	121,267,229
Westpac Banking Corp., 0.481%, 2/4/2016 (3)	9,975,867
Westpac Banking Corp., 0.403%, 7/5/2016 (3)	10,000,290
Other	265,652

Total	$1,242,542,093

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$26,521,424	$27,224,940
Dividend Income Fund	49,154,085	50,457,960
Large-Cap Value Fund	127,530,628	130,913,545
Large-Cap Growth Fund	101,343,861	104,032,140
Mid-Cap Value Fund	122,009,681	125,246,148
Mid-Cap Growth Fund	95,021,931	97,542,513
Small-Cap Value Fund	43,412,847	44,564,430
Small-Cap Core Fund	2,460,437	2,525,703
Small-Cap Growth Fund	273,768,862	281,030,941
Short-Term Income Fund	91,925,699	94,364,149
TCH Intermediate Income Fund	20,029,782	20,561,098
TCH Corporate Income Fund	45,409,221	46,613,761
TCH Core Plus Bond Fund	209,706,117	215,268,846
Multi-Asset Income Fund	2,139,174	2,195,919

Total	$1,210,433,749	$1,242,542,093

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2015.

(3)	Each issue shows the rate of the discount at the time of purchase.

4.	Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of November 30, 2015.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$90,726,787	$—	$—	$90,726,787
Short-Term Investments	1,653,314	27,224,940	—	28,878,254

Total	$92,380,101	$27,224,940	$—	$119,605,041

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$115,566,518	$—	$—	$115,566,518
Short-Term Investments	2,843,448	50,457,960	—	53,301,408

Total	$118,409,966	$50,457,960	$—	$168,867,926

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$283,329,834	$—	$—	$283,329,834
Short-Term Investments	3,780,483	130,913,545	—	134,694,028

Total	$287,110,317	$130,913,545	$—	$418,023,862

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$235,956,238	$—	$—	$235,956,238
Short-Term Investments	3,490,532	104,032,140	—	107,522,672

Total	$239,446,770	$104,032,140	$—	$343,478,910

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$276,873,312	$—	$—	$276,873,312
Short-Term Investments	8,375,721	125,246,148	—	133,621,869

Total	$285,249,033	$125,246,148	$—	$410,495,181

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$195,787,895	$—	$—	$195,787,895
Short-Term Investments	6,947,449	97,542,513	—	104,489,962

Total	$202,735,344	$97,542,513	$—	$300,277,857

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$96,380,188	$—	$—	$96,380,188
Exchange Traded Funds	1,418,622	—	—	1,418,622
Short-Term Investments	2,914,840	44,564,430	—	47,479,270

Total	$100,713,650	$44,564,430	$—	$145,278,080

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$6,953,104	$—	$—	$6,953,104
Short-Term Investments	112,995	2,525,703	—	2,638,698

Total	$7,066,099	$2,525,703	$—	$9,591,802

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$572,055,663	$—	$—	$572,055,663
Short-Term Investments	11,568,566	281,030,941	—	292,599,507

Total	$583,624,229	$281,030,941	$—	$864,655,170

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$34,726,951	$—	$—	$34,726,951
Preferred Stocks(1)	45,694	—	—	45,694
Short-Term Investments	8,193,168	—	—	8,193,168

Total	$42,965,813	$—	$—	$42,965,813

Pyrford Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,142,658	$—	$—	$1,142,658
Preferred Stocks(1)	11,556	—	—	11,556
Short-Term Investments	359,667	—	—	359,667

Total	$1,513,881	$—	$—	$1,513,881

Discplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$64,234,175	$—	$—	$64,234,175
Short-Term Investments	1,042,471	—	—	1,042,471

Total	$65,276,646	$—	$—	$65,276,646

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$645,450,891	$—	$—	$645,450,891
Preferred Stocks(1)	11,474,769	—	—	11,474,769
Short-Term Investments	74,588,079	—	—	74,588,079

Total	$731,513,739	$—	$—	$731,513,739

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$139,004,346	$—	$—	$139,004,346
Preferred Stocks(1)	1,824,520	—	—	1,824,520
Participation Notes	—	3,980,320	—	3,980,320
Short-Term Investments	10,891,650	—	—	10,891,650

Total	$151,720,516	$3,980,320	$—	$155,700,836

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,065,701	$—	$5,065,701
International Bonds	—	2,005,998	—	2,005,998
Short-Term Investments	1,567,308	—	—	1,567,308

Total	$1,567,308	$7,071,699	$—	$8,639,007

Alternative Strategies Fund(2)
Assets-Long	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$8,886,573	$—	$8,886,573
Common Stocks(1)	52,989,805	—	—	52,989,805
Convertible Bond	—	68,828	—	68,828
Corporate Bonds & Notes	—	837,256	—	837,256
Exchange Traded Funds	171,304	—	—	171,304
Limited Partnership Units	347,738	—	—	347,738
Purchased Options	581,096	—	—	581,096
U.S. Government & U.S. Government Agency Obligations	—	26,981	—	26,981
Short-Term Investments	33,865,888	9,999,380	—	43,865,268

Total	$87,955,831	$19,819,018	$—	$107,774,849

Liabilities-Short
Common Stocks(1)	$26,847,650	$—	$—	$26,847,650
Corporate Bonds & Notes	—	206,904	—	206,904
Exchange Traded Funds	4,467,329	—	—	4,467,329
Limited Partnership Units	63,411	—	—	63,411
Written Options	538,745	—	—	538,745

Total	$31,917,135	$206,904	$—	$32,124,039

Global Long/Short Equity Fund
Assets-Long	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,012,798	$—	$—	$2,012,798
Short-Term Investments	36,644	—	—	36,644

Total	$2,049,442	$—	$—	$2,049,442

Liabilities-Short
Common Stocks(1)	$808,307	$—	$—	$808,307

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$744,747,731	$—	$744,747,731
Mutual Funds	—	2,000,440	—	2,000,440
Short-Term Investments	1,592,403	7,503,018	—	9,095,421

Total	$1,592,403	$754,251,189	$—	$755,843,592

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$136,051,151	$—	$136,051,151
Mutual Funds	851,351	—	—	851,351
Short-Term Investments	1,647,753	—	—	1,647,753

Total	$2,499,104	$136,051,151	$—	$138,550,255

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$70,230,376	$—	$70,230,376
Collateralized Mortgage Obligations	—	10,233,885	—	10,233,885
Commercial Mortgage Securities	—	10,714,087	—	10,714,087
Corporate Bonds & Notes	—	138,456,863	—	138,456,863
Mutual Funds	3,452,515	2,835,851	—	6,288,366
U.S. Government & U.S. Government Agency Obligations	—	95,015,061	—	95,015,061
U.S. Government Agency-Mortgage Securities	—	6,157,854	—	6,157,854
Short-Term Investments	1,329,755	115,606,784	—	116,936,539

Total	$4,782,270	$449,250,761	$—	$454,033,031

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,729,690,512	$—	$1,729,690,512
Mutual Funds	16,040,809	—	—	16,040,809
Short-Term Investments	7,697,226	—	—	7,697,226

Total	$23,738,035	$1,729,690,512	$—	$1,753,428,547

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$310,665	$—	$310,665
Collateralized Mortgage Obligations	—	15,692,974	—	15,692,974
Commercial Mortgage Securities	—	13,838,963	—	13,838,963
U.S. Government Agency-Mortgage Securities	—	81,557,160	—	81,557,160
Short-Term Investments	6,050,490	—	—	6,050,490

Total	$6,050,490	$111,399,762	$—	$117,450,252

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$53,797,196	$—	$53,797,196
U.S. Government & U.S. Government Agency Obligations	—	11,840,445	—	11,840,445
U.S. Government Agency-Mortgage Securities	—	27,722,116	—	27,722,116
Short-Term Investments	5,235,206	20,561,098	—	25,796,304

Total	$5,235,206	$113,920,855	$—	$119,156,061

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$248,206,407	$—	$248,206,407
Municipals	—	587,110	—	587,110
U.S. Government & U.S. Government Agency Obligations	—	11,369,807	—	11,369,807
Short-Term Investments	8,445,120	46,613,761	—	55,058,881

Total	$8,445,120	$306,777,085	$—	$315,222,205

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$522,685	$—	$522,685
Corporate Bonds & Notes	—	537,739,059	—	537,739,059
Municipals	—	352,266	—	352,266
U.S. Government & U.S. Government Agency Obligations	—	153,477,627	—	153,477,627
U.S. Government Agency-Mortgage Securities	—	316,661,584	—	316,661,584
Short-Term Investments	35,107,071	215,268,846	—	250,375,917

Total	$35,107,071	$1,224,022,067	$—	$1,259,129,138

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$67,108,753	$—	$67,108,753
Short-Term Investments	3,245,995	—	—	3,245,995

Total	$3,245,995	$67,108,753	$—	$70,354,748

Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,326,555	$—	$—	$3,326,555
Mutual Funds	1,919,070	—	—	1,919,070
Short-Term Investments	1,549,057	2,195,919	—	3,744,976

Total	$6,794,682	$2,195,919	$—	$8,990,601

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$57,515,000	$—	$57,515,000
Mutual Funds	40,000,000	—	—	40,000,000
Repurchase Agreements	—	253,492,303	—	253,492,303
U.S. Government & U.S. Government Agency Obligations	—	292,014,398	—	292,014,398

Total	$40,000,000	$603,021,701	$—	$643,021,701

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$629,296,132	$—	$629,296,132
Mutual Funds	38,074,153	—	—	38,074,153

Total	$38,074,153	$629,296,132	$—	$667,370,285

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$665,501,966	$—	$665,501,966
Commercial Paper	—	2,128,821,179	—	2,128,821,179
Corporate Bonds & Notes	—	21,439,653	—	21,439,653
Municipals	—	255,960,000	—	255,960,000
Mutual Funds	250,000,000	—	—	250,000,000
Notes-Variable	—	117,008,069	—	117,008,069
Repurchase Agreements	—	394,938,568	—	394,938,568

Total	$250,000,000	$3,583,669,435	$—	$3,833,669,435

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$(259,416)	$—	$(259,416)
Short Forward Contracts	—	265,204	—	265,204

Total Forwards	$—	$5,788	$—	$5,788

Long Futures Contracts	$88,711	$—	$—	$88,711
Short Futures Contracts	(3,462)	—	—	(3,462)

Total Futures	$85,249	$—	$—	$85,249

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to pricing availability and differences in trading volume constituting an active market between August 31, 2015 and November 30, 2015, fair valuation usage resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2015 through November 30, 2015:

					Alternative Strategies Fund
	Global Low Volatility Fund	Pyrford Global Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Long Transfers	Short Transfers	Multi-Asset Income Fund
Transfers into Level 1	$16,512,969	$730,725	$656,925,660	$110,302,778	$514,427	$586,502	$91,824
Transfers out of Level 1	—	—	—	—	—	—	—

Net Transfers in (out) of Level 1	$16,512,969	$730,725	$656,925,660	$110,302,778	$514,427	$586,502	$91,824

Transfers into Level 2	$—	$—	$—	$—	$—	$—	$—
Transfers out of Level 2	(16,512,969)	(730,725)	(656,925,660)	(110,302,778)	(514,427)	(586,502)	(91,824)

Net Transfers in (out) of Level 2	$(16,512,969)	$(730,725)	$(656,925,660)	$(110,302,778)	$(514,427)	$(586,502)	$(91,824)

5. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2015, the following Funds had outstanding futures contracts as set forth below:

Alternative Strategies Fund

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at November 30, 2015	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
December 2015	4	10 Year Mini JGB	$482,570	$482,470	$(100)
December 2015	22	Eurex 10-Year Euro BUND	3,658,221	3,679,772	21,551
December 2015	25	Eurex 5-Year Euro BOBL	3,423,017	3,434,579	11,562
March 2016	17	CBOT 10-Year U.S. Treasury Note	2,146,882	2,149,438	2,556
March 2016	1	CBOT U.S. Long Bond	153,815	154,000	185
March 2016	11	LIFFE Long Gilt Government Bond	1,945,826	1,950,443	4,617
Index Futures
December 2015	9	CAC 40 10 Euro	466,921	471,263	4,342
December 2015	8	CBOT E-Mini DJIA Index	710,148	708,560	(1,588)
December 2015	15	CME E-Mini NASDAQ 100 Index	1,391,107	1,400,625	9,518
December 2015	74	CME E-Mini S&P 500® Index	7,698,610	7,695,260	(3,350)
December 2015	12	CME E-Mini S&P 500® Index	1,247,646	1,247,880	234
December 2015	1	Eurex DAX Index	293,419	300,549	7,130
December 2015	4	Eurex Euro STOXX 50 Index	146,233	148,128	1,895
December 2015	6	OSE Nikkei 225 Index	967,049	962,632	(4,417)
December 2015	9	TSE TOPIX Index	1,142,775	1,156,621	13,846
Interest Rate Futures
March 2017	109	CME 3-Month Eurodollar	26,925,967	26,908,013	(17,954)
March 2017	100	LIFFE 3-Month Euro Euribor	26,450,344	26,478,456	28,112
March 2017	69	LIFFE 90-Day Sterling	12,854,826	12,865,398	10,572

Short Futures
Bond Futures
December 2015	11	SFE 10-Year Australian Bond	(1,004,652)	(1,009,058)	(4,406)
March 2016	15	MSE 10-Year Canadian Bond	(1,552,738)	(1,559,250)	(6,512)
Index Futures
December 2015	2	Russell 2000 Mini Index	(231,504)	(239,180)	(7,676)
December 2015	6	HKG Hang Seng Index	(872,482)	(847,713)	24,769
December 2015	14	LIFFE FTSE 100 Index	(1,329,812)	(1,339,449)	(9,637)

Total Futures Contracts			$87,114,188	$87,199,437	$85,249

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At November 30, 2015, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation
Settlement Date	Currency	Buy		Sell		Value	(Depreciation)	Counterparty
December 18, 2015	Australian Dollar	AUD	2,219,000		$1,597,844	$1,603,408	$5,564	Bank of America
December 18, 2015	Australian Dollar		$2,440,400	AUD	3,433,000	2,480,621	(40,221)	Bank of America
December 18, 2015	Canadian Dollar	CAD	2,022,619		$1,531,261	1,514,521	(16,740)	Bank of America
December 18, 2015	Canadian Dollar		$2,356,707	CAD	3,103,000	2,323,500	33,207	Bank of America
December 18, 2015	Euro Currency	EUR	2,695,000		$2,992,454	2,848,659	(143,795)	Bank of America
December 18, 2015	Euro Currency		$2,499,414	EUR	2,281,000	2,411,054	88,360	Bank of America
December 18, 2015	Japanese Yen	JPY	264,093,000		$2,154,967	2,146,385	(8,582)	Bank of America
December 18, 2015	Japanese Yen		$3,648,187	JPY	439,802,000	3,574,439	73,748	Bank of America
December 18, 2015	Mexican Peso	MXN	1,611,000		$96,853	97,071	218	Bank of America
December 18, 2015	Mexican Peso		$1,122,498	MXN	18,734,000	1,128,821	(6,323)	Bank of America
December 18, 2015	New Zealand Dollar	NZD	107,000		$70,105	70,356	251	Bank of America
December 18, 2015	New Zealand Dollar		$1,137,621	NZD	1,730,000	1,137,532	89	Bank of America
December 18, 2015	Pound Sterling	GBP	1,706,000		$2,621,614	2,569,486	(52,128)	Bank of America
December 18, 2015	Pound Sterling		$4,899,939	GBP	3,225,000	4,857,323	42,616	Bank of America
December 18, 2015	Swiss Franc	CHF	793,000		$815,810	771,606	(44,204)	Bank of America
December 18, 2015	Swiss Franc		$1,942,901	CHF	1,921,000	1,869,173	73,728	Bank of America

							$5,788

6. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Mortgage Income Fund	$1,524,417	$7,102,545	$2,576,472	$6,050,490	$73	$—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.010%
Ultra Short Tax-Free Fund	2,807,077	84,674,100	85,888,774	1,592,403	217	—
Short Tax-Free Fund	2,946,935	14,870,641	16,169,823	1,647,753	99	—
Intermediate Tax-Free Fund	19,318,314	57,802,864	69,423,952	7,697,226	157	—
Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.070%
Low Volatility Equity Fund	6,245,933	16,990,182	21,582,801	1,653,314	340	—
Dividend Income Fund	2,800,936	6,575,965	6,533,453	2,843,448	334	—
Large-Cap Value Fund	5,959,946	25,915,738	28,095,201	3,780,483	925	—
Large-Cap Growth Fund	4,499,155	12,651,078	13,659,701	3,490,532	555	—
Mid-Cap Value Fund	11,221,418	15,715,926	18,561,623	8,375,721	1,105	—
Mid-Cap Growth Fund	4,639,539	15,349,886	13,041,976	6,947,449	945	—
Small-Cap Value Fund	5,566,813	11,663,445	14,315,418	2,914,840	564	—
Small-Cap Core Fund	47,479	2,313,771	2,248,255	112,995	29	—
Small-Cap Growth Fund	22,731,181	55,934,690	67,097,305	11,568,566	1,955	—
Short-Term Income Fund	6,644,766	59,494,528	64,809,539	1,329,755	1,501	—
TCH Intermediate Income Fund	4,336,323	23,482,436	22,583,553	5,235,206	819	—
TCH Corporate Income Fund	6,085,570	45,517,823	43,158,273	8,445,120	1,744	—
TCH Core Plus Bond Fund	19,640,890	114,332,143	98,865,962	35,107,071	3,531	—
Monegy High Yield Bond Fund	3,669,881	9,532,316	9,956,202	3,245,995	207	—
Multi-Asset Income	183,434	19,251,933	17,886,310	1,549,057	213	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	851,005	1,191	—	851,351	1,208	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,019,275	7,024	—	5,021,312	7,125	—
Multi-Asset Income Fund
Short-Term Income Fund	988,713	3,287	891,120	100,610	2,523	(6,544)
Monegy High Yield Bond Fund	1,237,305	17,738	1,111,188	124,724	13,964	(128,608)

Totals	2,226,018	21,025	2,002,308	225,334	16,487	(135,152)

2010 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 18.1%
BMO Dividend Income Fund (1)	32,230	$424,143
BMO Large-Cap Value Fund (1)	39,616	623,956
BMO Low Volatility Equity Fund (1)	42,088	557,243
Harbor Capital Appreciation Fund	6,732	444,070
T Rowe Price Growth Stock Fund	7,684	445,290
Vanguard Equity Income Fund	7,502	490,855
Vanguard Institutional Index Fund	5,473	1,044,013

Total Large-Cap Funds		4,029,570
Mid-Cap Funds - 3.8%
BMO Mid-Cap Growth Fund (1)	9,980	201,099
BMO Mid-Cap Value Fund (1)	20,347	314,366
Vanguard Mid-Cap Index Fund	9,910	336,147

Total Mid-Cap Funds		851,612
Small-Cap Funds - 1.5%
BMO Small-Cap Growth Fund (1)	6,249	112,801
Goldman Sachs Small Cap Value Fund	4,073	225,895

Total Small-Cap Funds		338,696
International Funds - 12.7%
BMO Disciplined International Equity Fund (1) (2)	21,157	213,471
BMO LGM Emerging Markets Equity Fund (1)	32,711	395,805
BMO LGM Frontier Markets Equity Fund (1)	13,215	110,744
BMO Pyrford International Stock Fund (1)	52,104	623,167
DFA International Small Company Portfolio	3,785	67,380
Dodge & Cox International Stock Fund	15,936	625,313
Harbor International Fund	9,842	627,454
MFS International Value Fund	4,832	179,590

Total International Funds		2,842,924
Fixed Income Funds - 54.8%
BMO Monegy High Yield Bond Fund (1)	36,725	335,667
BMO TCH Core Plus Bond Fund (1)	419,818	4,727,148
Federated Institutional High-Yield Bond Fund	50,015	467,139
Fidelity Advisor Floating Rate High Income Fund	84,234	780,846
Metropolitan West Total Return Bond Fund	291,653	3,144,020
PIMCO Unconstrained Bond Fund	62,414	666,577
TCW Emerging Markets Income Fund	72,475	552,985
Vanguard Short-Term Inflation-Protected Securities Index Fund	46,065	1,116,621
Vanguard Short-Term Investment Grade Fund	42,040	446,461

Total Fixed Income Funds		12,237,464
Alternative Funds - 7.7%
BMO Alternative Strategies Fund (1) (2)	132,276	1,358,476
Credit Suisse Commodity Return Strategy Fund (2)	37,149	173,116
Vanguard REIT Index Fund	10,348	180,163

Total Alternative Funds		1,711,755

Total Mutual Funds (identified cost $19,323,704)		22,012,021

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.070% (1)	274,104	274,104

Total Short-Term Investments (identified cost $274,104)		274,104

Total Investments - 99.8% (identified cost $19,597,808)	22,286,125
Other Assets and Liabilities - 0.2%	38,406

Total Net Assets - 100.0%	$22,324,531

2015 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 23.5%
BMO Dividend Income Fund (1)	7,446	$97,989
BMO Large-Cap Value Fund (1)	12,475	196,477
BMO Low Volatility Equity Fund (1)	11,279	149,332
Harbor Capital Appreciation Fund	2,411	159,020
T Rowe Price Growth Stock Fund	2,752	159,456
Vanguard Equity Income Fund	1,812	118,564
Vanguard Institutional Index Fund	1,753	334,370

Total Large-Cap Funds		1,215,208
Mid-Cap Funds - 5.6%
BMO Mid-Cap Growth Fund (1)	3,608	72,709
BMO Mid-Cap Value Fund (1)	6,715	103,752
Vanguard Mid-Cap Index Fund	3,358	113,899

Total Mid-Cap Funds		290,360
Small-Cap Funds - 2.3%
BMO Small-Cap Growth Fund (1)	2,627	47,416
Goldman Sachs Small Cap Value Fund	1,318	73,069

Total Small-Cap Funds		120,485
International Funds - 17.0%
BMO Disciplined International Equity Fund (1) (2)	5,211	52,575
BMO LGM Emerging Markets Equity Fund (1)	10,039	121,467
BMO LGM Frontier Markets Equity Fund (1)	3,388	28,391
BMO Pyrford International Stock Fund (1)	15,860	189,682
DFA International Small Company Portfolio	1,458	25,946
Dodge & Cox International Stock Fund	4,847	190,179
Harbor International Fund	3,078	196,248
MFS International Value Fund	1,947	72,371

Total International Funds		876,859
Fixed Income Funds - 42.5%
BMO Monegy High Yield Bond Fund (1)	6,207	56,729
BMO TCH Core Plus Bond Fund (1)	79,007	889,620
Federated Institutional High-Yield Bond Fund	9,387	87,673
Fidelity Advisor Floating Rate High Income Fund	15,005	139,093
Metropolitan West Total Return Bond Fund	55,547	598,800
PIMCO Unconstrained Bond Fund	12,016	128,330
TCW Emerging Markets Income Fund	13,395	102,203
Vanguard Short-Term Inflation-Protected Securities Index Fund	7,875	190,899

Total Fixed Income Funds		2,193,347
Alternative Funds - 7.4%
BMO Alternative Strategies Fund (1) (2)	28,171	289,311
Credit Suisse Commodity Return Strategy Fund (2)	9,765	45,507
Vanguard REIT Index Fund	2,665	46,403

Total Alternative Funds		381,221

Total Mutual Funds (identified cost $5,150,178)		5,077,480

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Prime Money Market Fund, Class I, 0.070% (1)	41,102	41,102

Total Short-Term Investments (identified cost $41,102)		41,102

Total Investments - 99.1% (identified cost $5,191,280)	5,118,582
Other Assets and Liabilities - 0.9%	44,943

Total Net Assets - 100.0%	$5,163,525

2020 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 28.1%
BMO Dividend Income Fund (1)	129,776	$1,707,855
BMO Large-Cap Value Fund (1)	262,987	4,142,051
BMO Low Volatility Equity Fund (1)	241,066	3,191,709
Harbor Capital Appreciation Fund	55,427	3,655,998
T Rowe Price Growth Stock Fund	63,217	3,663,440
Vanguard Equity Income Fund	33,088	2,164,961
Vanguard Institutional Index Fund	41,857	7,985,051

Total Large-Cap Funds		26,511,065
Mid-Cap Funds - 7.7%
BMO Mid-Cap Growth Fund (1)	107,072	2,157,507
BMO Mid-Cap Value Fund (1)	158,926	2,455,412
Vanguard Mid-Cap Index Fund	77,650	2,633,881

Total Mid-Cap Funds		7,246,800
Small-Cap Funds - 3.1%
BMO Small-Cap Growth Fund (1)	73,360	1,324,141
Goldman Sachs Small Cap Value Fund	28,876	1,601,478

Total Small-Cap Funds		2,925,619
International Funds - 20.9%
BMO Disciplined International Equity Fund (1) (2)	132,665	1,338,585
BMO LGM Emerging Markets Equity Fund (1)	243,271	2,943,576
BMO LGM Frontier Markets Equity Fund (1)	75,804	635,241
BMO Pyrford International Stock Fund (1)	352,059	4,210,621
DFA International Small Company Portfolio	32,453	577,667
Dodge & Cox International Stock Fund	110,495	4,335,836
Harbor International Fund	67,452	4,300,049
MFS International Value Fund	38,023	1,413,330

Total International Funds		19,754,905
Fixed Income Funds - 31.9%
BMO Monegy High Yield Bond Fund (1)	91,499	836,300
BMO TCH Core Plus Bond Fund (1)	1,049,473	11,817,062
Federated Institutional High-Yield Bond Fund	140,168	1,309,173
Fidelity Advisor Floating Rate High Income Fund	213,987	1,983,657
Metropolitan West Total Return Bond Fund	737,989	7,955,521
PIMCO Unconstrained Bond Fund	174,522	1,863,899
TCW Emerging Markets Income Fund	186,859	1,425,735
Vanguard Short-Term Inflation-Protected Securities Index Fund	117,371	2,845,064

Total Fixed Income Funds		30,036,411
Alternative Funds - 7.2%
BMO Alternative Strategies Fund (1) (2)	464,400	4,769,385
Credit Suisse Commodity Return Strategy Fund (2)	208,963	973,768
Vanguard REIT Index Fund	59,454	1,035,091

Total Alternative Funds		6,778,244

Total Mutual Funds (identified cost $76,194,726)		93,253,044

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.070% (1)	1,019,632	1,019,632

Total Short-Term Investments (identified cost $1,019,632)		1,019,632

Total Investments - 100.0% (identified cost $77,214,358)	94,272,676
Other Assets and Liabilities - 0.0%	19,623

Total Net Assets - 100.0%	$94,292,299

2025 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 32.1%
BMO Dividend Income Fund (1)	30,120	$396,375
BMO Large-Cap Value Fund (1)	94,162	1,483,057
BMO Low Volatility Equity Fund (1)	66,500	880,454
Harbor Capital Appreciation Fund	24,692	1,628,666
T Rowe Price Growth Stock Fund	28,299	1,639,909
Vanguard Equity Income Fund	8,430	551,602
Vanguard Institutional Index Fund	16,553	3,157,739

Total Large-Cap Funds		9,737,802
Mid-Cap Funds - 9.2%
BMO Mid-Cap Growth Fund (1)	43,472	875,962
BMO Mid-Cap Value Fund (1)	57,390	886,668
Vanguard Mid-Cap Index Fund	30,836	1,045,953

Total Mid-Cap Funds		2,808,583
Small-Cap Funds - 4.1%
BMO Small-Cap Growth Fund (1)	34,044	614,499
Goldman Sachs Small Cap Value Fund	11,210	621,703

Total Small-Cap Funds		1,236,202
International Funds - 23.9%
BMO Disciplined International Equity Fund (1) (2)	45,062	454,677
BMO LGM Emerging Markets Equity Fund (1)	97,833	1,183,783
BMO LGM Frontier Markets Equity Fund (1)	25,032	209,766
BMO Pyrford International Stock Fund (1)	124,586	1,490,050
DFA International Small Company Portfolio	13,599	242,063
Dodge & Cox International Stock Fund	41,452	1,626,584
Harbor International Fund	25,383	1,618,172
MFS International Value Fund	11,732	436,085

Total International Funds		7,261,180
Fixed Income Funds - 22.1%
BMO Monegy High Yield Bond Fund (1)	22,844	208,796
BMO TCH Core Plus Bond Fund (1)	234,327	2,638,522
Federated Institutional High-Yield Bond Fund	38,959	363,873
Fidelity Advisor Floating Rate High Income Fund	45,302	419,950
Metropolitan West Total Return Bond Fund	162,104	1,747,480
PIMCO Unconstrained Bond Fund	42,936	458,561
TCW Emerging Markets Income Fund	39,558	301,828
Vanguard Short-Term Inflation-Protected Securities Index Fund	23,725	575,092

Total Fixed Income Funds		6,714,102
Alternative Funds - 6.8%
BMO Alternative Strategies Fund (1) (2)	132,699	1,362,823
Credit Suisse Commodity Return Strategy Fund (2)	73,294	341,550
Vanguard REIT Index Fund	21,552	375,213

Total Alternative Funds		2,079,586

Total Mutual Funds (identified cost $30,456,892)		29,837,455

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.070% (1)	452,775	452,775

Total Short-Term Investments (identified cost $452,775)		452,775

Total Investments - 99.7% (identified cost $30,909,667)	30,290,230
Other Assets and Liabilities - 0.3%	78,488

Total Net Assets - 100.0%	$30,368,718

2030 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 35.1%
BMO Dividend Income Fund (1)	108,467	$1,427,425
BMO Large-Cap Value Fund (1)	353,521	5,567,956
BMO Low Volatility Equity Fund (1)	253,153	3,351,741
Harbor Capital Appreciation Fund	90,174	5,947,880
T Rowe Price Growth Stock Fund	102,851	5,960,227
Vanguard Equity Income Fund	29,795	1,949,497
Vanguard Institutional Index Fund	59,550	11,360,278

Total Large-Cap Funds		35,565,004
Mid-Cap Funds - 10.2%
BMO Mid-Cap Growth Fund (1)	165,150	3,327,763
BMO Mid-Cap Value Fund (1)	215,694	3,332,479
Vanguard Mid-Cap Index Fund	107,365	3,641,814

Total Mid-Cap Funds		10,302,056
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund (1)	143,095	2,582,868
Goldman Sachs Small Cap Value Fund	45,667	2,532,688

Total Small-Cap Funds		5,115,556
International Funds - 26.7%
BMO Disciplined International Equity Fund (1) (2)	160,822	1,622,698
BMO LGM Emerging Markets Equity Fund (1)	354,225	4,286,123
BMO LGM Frontier Markets Equity Fund (1)	118,775	995,335
BMO Pyrford International Stock Fund (1)	456,922	5,464,782
DFA International Small Company Portfolio	51,625	918,932
Dodge & Cox International Stock Fund	152,855	5,998,029
Harbor International Fund	94,873	6,048,178
MFS International Value Fund	46,674	1,734,862

Total International Funds		27,068,939
Fixed Income Funds - 15.4%
BMO Monegy High Yield Bond Fund (1)	43,718	399,586
BMO TCH Core Plus Bond Fund (1)	544,054	6,126,051
Federated Institutional High-Yield Bond Fund	74,476	695,603
Fidelity Advisor Floating Rate High Income Fund	120,510	1,117,131
Metropolitan West Total Return Bond Fund	390,956	4,214,501
PIMCO Unconstrained Bond Fund	95,811	1,023,258
TCW Emerging Markets Income Fund	92,647	706,898
Vanguard Short-Term Inflation-Protected Securities Index Fund	54,303	1,316,297

Total Fixed Income Funds		15,599,325
Alternative Funds - 6.5%
BMO Alternative Strategies Fund (1) (2)	389,685	4,002,061
Credit Suisse Commodity Return Strategy Fund (2)	266,133	1,240,181
Vanguard REIT Index Fund	75,112	1,307,696

Total Alternative Funds		6,549,938

Total Mutual Funds (identified cost $80,802,433)		100,200,818

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.070% (1)	1,110,776	1,110,776

Total Short-Term Investments (identified cost $1,110,776)		1,110,776

Total Investments - 100.0% (identified cost $81,913,209)	101,311,594
Other Assets and Liabilities - 0.0%	(4,056)

Total Net Assets - 100.0%	$101,307,538

2035 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 38.2%
BMO Dividend Income Fund (1)	34,433	$453,136
BMO Large-Cap Value Fund (1)	112,286	1,768,511
BMO Low Volatility Equity Fund (1)	82,070	1,086,613
Harbor Capital Appreciation Fund	29,684	1,957,930
T Rowe Price Growth Stock Fund	33,727	1,954,480
Vanguard Equity Income Fund	9,293	608,033
Vanguard Institutional Index Fund	19,310	3,683,724

Total Large-Cap Funds		11,512,427
Mid-Cap Funds - 11.1%
BMO Mid-Cap Growth Fund (1)	52,847	1,064,870
BMO Mid-Cap Value Fund (1)	70,813	1,094,055
Vanguard Mid-Cap Index Fund	34,660	1,175,666

Total Mid-Cap Funds		3,334,591
Small-Cap Funds - 5.5%
BMO Small-Cap Growth Fund (1)	46,162	833,220
Goldman Sachs Small Cap Value Fund	14,815	821,664

Total Small-Cap Funds		1,654,884
International Funds - 29.0%
BMO Disciplined International Equity Fund (1) (2)	50,629	510,847
BMO LGM Emerging Markets Equity Fund (1)	116,850	1,413,880
BMO LGM Frontier Markets Equity Fund (1)	31,298	262,276
BMO Pyrford International Stock Fund (1)	148,758	1,779,142
DFA International Small Company Portfolio	16,983	302,291
Dodge & Cox International Stock Fund	50,189	1,969,409
Harbor International Fund	30,908	1,970,390
MFS International Value Fund	14,789	549,692

Total International Funds		8,757,927
Fixed Income Funds - 8.7%
BMO Monegy High Yield Bond Fund (1)	9,706	88,710
BMO TCH Core Plus Bond Fund (1)	90,701	1,021,290
Federated Institutional High-Yield Bond Fund	12,603	117,713
Fidelity Advisor Floating Rate High Income Fund	19,242	178,373
Metropolitan West Total Return Bond Fund	64,766	698,178
PIMCO Unconstrained Bond Fund	14,208	151,740
TCW Emerging Markets Income Fund	15,687	119,694
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,905	240,098

Total Fixed Income Funds		2,615,796
Alternative Funds - 5.8%
BMO Alternative Strategies Fund (1) (2)	87,701	900,684
Credit Suisse Commodity Return Strategy Fund (2)	88,694	413,312
Vanguard REIT Index Fund	24,910	433,691

Total Alternative Funds		1,747,687

Total Mutual Funds (identified cost $30,021,189)		29,623,312

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.070% (1)	454,835	454,835

Total Short-Term Investments (identified cost $454,835)		454,835

Total Investments - 99.8% (identified cost $30,476,024)	30,078,147
Other Assets and Liabilities - 0.2%	72,167

Total Net Assets - 100.0%	$30,150,314

2040 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 41.0%
BMO Dividend Income Fund (1)	69,240	$911,202
BMO Large-Cap Value Fund (1)	260,018	4,095,276
BMO Low Volatility Equity Fund (1)	195,835	2,592,860
Harbor Capital Appreciation Fund	68,698	4,531,313
T Rowe Price Growth Stock Fund	78,352	4,540,494
Vanguard Equity Income Fund	21,856	1,430,016
Vanguard Institutional Index Fund	44,884	8,562,525

Total Large-Cap Funds		26,663,686
Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund (1)	115,733	2,332,024
BMO Mid-Cap Value Fund (1)	151,955	2,347,707
Vanguard Mid-Cap Index Fund	86,175	2,923,064

Total Mid-Cap Funds		7,602,795
Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund (1)	100,749	1,818,511
Goldman Sachs Small Cap Value Fund	32,842	1,821,392

Total Small-Cap Funds		3,639,903
International Funds - 31.7%
BMO Disciplined International Equity Fund (1) (2)	129,166	1,303,285
BMO LGM Emerging Markets Equity Fund (1)	270,794	3,276,609
BMO LGM Frontier Markets Equity Fund (1)	93,716	785,341
BMO Pyrford International Stock Fund (1)	336,241	4,021,436
DFA International Small Company Portfolio	44,453	791,258
Dodge & Cox International Stock Fund	116,258	4,561,983
Harbor International Fund	71,488	4,557,385
MFS International Value Fund	35,009	1,301,270

Total International Funds		20,598,567
Fixed Income Funds - 3.5%
BMO Monegy High Yield Bond Fund (1)	13,745	125,630
BMO TCH Core Plus Bond Fund (1)	75,994	855,688
Federated Institutional High-Yield Bond Fund	20,609	192,484
Fidelity Advisor Floating Rate High Income Fund	27,092	251,143
Metropolitan West Total Return Bond Fund	66,495	716,815
TCW Emerging Markets Income Fund	17,115	130,585

Total Fixed Income Funds		2,272,345
Alternative Funds - 5.5%
BMO Alternative Strategies Fund (1) (2)	159,418	1,637,225
Credit Suisse Commodity Return Strategy Fund (2)	201,751	940,161
Vanguard REIT Index Fund	55,663	969,101

Total Alternative Funds		3,546,487

Total Mutual Funds (identified cost $49,640,657)		64,323,783

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.070% (1)	650,288	650,288

Total Short-Term Investments (identified cost $650,288)		650,288

Total Investments - 100.0% (identified cost $50,290,945)	64,974,071
Other Assets and Liabilities - 0.0%	10,601

Total Net Assets - 100.0%	$64,984,672

2045 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.1%

Large-Cap Funds - 40.9%
BMO Dividend Income Fund (1)	16,735	$220,231
BMO Large-Cap Value Fund (1)	63,084	993,572
BMO Low Volatility Equity Fund (1)	47,314	626,438
Harbor Capital Appreciation Fund	16,591	1,094,337
T Rowe Price Growth Stock Fund	19,031	1,102,847
Vanguard Equity Income Fund	5,252	343,645
Vanguard Institutional Index Fund	10,857	2,071,104

Total Large-Cap Funds		6,452,174
Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund (1)	28,299	570,215
BMO Mid-Cap Value Fund (1)	36,869	569,628
Vanguard Mid-Cap Index Fund	20,950	710,613

Total Mid-Cap Funds		1,850,456
Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund (1)	24,380	440,055
Goldman Sachs Small Cap Value Fund	7,949	440,855

Total Small-Cap Funds		880,910
International Funds - 31.4%
BMO Disciplined International Equity Fund (1) (2)	30,733	310,096
BMO LGM Emerging Markets Equity Fund (1)	65,773	795,858
BMO LGM Frontier Markets Equity Fund (1)	19,318	161,889
BMO Pyrford International Stock Fund (1)	81,096	969,903
DFA International Small Company Portfolio	10,671	189,952
Dodge & Cox International Stock Fund	27,971	1,097,581
Harbor International Fund	17,299	1,102,825
MFS International Value Fund	8,499	315,924

Total International Funds		4,944,028
Fixed Income Funds - 3.0%
BMO Monegy High Yield Bond Fund (1)	3,358	30,689
BMO TCH Core Plus Bond Fund (1)	17,993	202,602
Federated Institutional High-Yield Bond Fund	4,932	46,065
Metropolitan West Total Return Bond Fund	14,610	157,497
TCW Emerging Markets Income Fund	4,109	31,349

Total Fixed Income Funds		468,202
Alternative Funds - 5.5%
BMO Alternative Strategies Fund (1) (2)	37,709	387,275
Credit Suisse Commodity Return Strategy Fund (2)	50,404	234,880
Vanguard REIT Index Fund	13,873	241,527

Total Alternative Funds		863,682

Total Mutual Funds (identified cost $15,641,416)		15,459,452

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.070% (1)	241,742	241,742

Total Short-Term Investments (identified cost $241,742)		241,742

Total Investments - 99.6% (identified cost $15,883,158)	15,701,194
Other Assets and Liabilities - 0.4%	59,458

Total Net Assets - 100.0%	$15,760,652

2050 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.6%

Large-Cap Funds - 41.3%
BMO Dividend Income Fund (1)	44,496	$585,567
BMO Large-Cap Value Fund (1)	166,195	2,617,570
BMO Low Volatility Equity Fund (1)	126,499	1,674,853
Harbor Capital Appreciation Fund	44,669	2,946,385
T Rowe Price Growth Stock Fund	50,677	2,936,756
Vanguard Equity Income Fund	14,105	922,894
Vanguard Institutional Index Fund	28,824	5,498,678

Total Large-Cap Funds		17,182,703
Mid-Cap Funds - 11.8%
BMO Mid-Cap Growth Fund (1)	74,895	1,509,144
BMO Mid-Cap Value Fund (1)	98,404	1,520,340
Vanguard Mid-Cap Index Fund	55,895	1,895,958

Total Mid-Cap Funds		4,925,442
Small-Cap Funds - 5.9%
BMO Small-Cap Growth Fund (1)	67,211	1,213,166
Goldman Sachs Small Cap Value Fund	21,937	1,216,627

Total Small-Cap Funds		2,429,793
International Funds - 31.7%
BMO Disciplined International Equity Fund (1) (2)	82,213	829,528
BMO LGM Emerging Markets Equity Fund (1)	176,100	2,130,809
BMO LGM Frontier Markets Equity Fund (1)	55,068	461,468
BMO Pyrford International Stock Fund (1)	214,297	2,562,996
DFA International Small Company Portfolio	28,510	507,480
Dodge & Cox International Stock Fund	74,625	2,928,295
Harbor International Fund	45,943	2,928,854
MFS International Value Fund	22,490	835,938

Total International Funds		13,185,368
Fixed Income Funds - 3.4%
BMO Monegy High Yield Bond Fund (1)	8,676	79,299
BMO TCH Core Plus Bond Fund (1)	54,538	614,095
Federated Institutional High-Yield Bond Fund	8,457	78,988
Fidelity Advisor Floating Rate High Income Fund	17,101	158,523
Metropolitan West Total Return Bond Fund	38,256	412,396
TCW Emerging Markets Income Fund	10,627	81,086

Total Fixed Income Funds		1,424,387
Alternative Funds - 5.5%
BMO Alternative Strategies Fund (1) (2)	100,880	1,036,040
Credit Suisse Commodity Return Strategy Fund (2)	131,978	615,016
Vanguard REIT Index Fund	36,718	639,257

Total Alternative Funds		2,290,313

Total Mutual Funds (identified cost $33,881,775)		41,438,006

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.070% (1)	461,742	461,742

Total Short-Term Investments (identified cost $461,742)		461,742

Total Investments - 100.7% (identified cost $34,343,517)	41,899,748
Other Assets and Liabilities - (0.7)%	(272,720)

Total Net Assets - 100.0%	$41,627,028

2055 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.3%

Large-Cap Funds - 40.6%
BMO Dividend Income Fund (1)	5,600	$73,701
BMO Large-Cap Value Fund (1)	20,979	330,418
BMO Low Volatility Equity Fund (1)	15,881	210,262
Harbor Capital Appreciation Fund	5,534	365,036
T Rowe Price Growth Stock Fund	6,311	365,719
Vanguard Equity Income Fund	1,769	115,764
Vanguard Institutional Index Fund	3,618	690,132

Total Large-Cap Funds		2,151,032
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund (1)	9,330	187,998
BMO Mid-Cap Value Fund (1)	12,338	190,627
Vanguard Mid-Cap Index Fund	6,950	235,745

Total Mid-Cap Funds		614,370
Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund (1)	8,132	146,789
Goldman Sachs Small Cap Value Fund	2,689	149,147

Total Small-Cap Funds		295,936
International Funds - 31.2%
BMO Disciplined International Equity Fund (1) (2)	10,327	104,199
BMO LGM Emerging Markets Equity Fund (1)	22,035	266,627
BMO LGM Frontier Markets Equity Fund (1)	6,438	53,949
BMO Pyrford International Stock Fund (1)	27,133	324,511
DFA International Small Company Portfolio	3,571	63,569
Dodge & Cox International Stock Fund	9,361	367,307
Harbor International Fund	5,762	367,302
MFS International Value Fund	2,840	105,551

Total International Funds		1,653,015
Fixed Income Funds - 2.9%
BMO Monegy High Yield Bond Fund (1)	1,108	10,128
BMO TCH Core Plus Bond Fund (1)	5,610	63,174
Federated Institutional High-Yield Bond Fund	1,082	10,107
Fidelity Advisor Floating Rate High Income Fund	2,269	21,036
Metropolitan West Total Return Bond Fund	3,910	42,154
TCW Emerging Markets Income Fund	1,332	10,160

Total Fixed Income Funds		156,759
Alternative Funds - 5.4%
BMO Alternative Strategies Fund (1) (2)	12,687	130,292
Credit Suisse Commodity Return Strategy Fund (2)	16,872	78,623
Vanguard REIT Index Fund	4,544	79,112

Total Alternative Funds		288,027

Total Mutual Funds (identified cost $5,184,671)		5,159,139

Short-Term Investments - 1.6%

Mutual Funds - 1.6%
BMO Prime Money Market Fund, Class I, 0.070% (1)	83,040	83,040

Total Short-Term Investments (identified cost $83,040)		83,040

Total Investments - 98.9% (identified cost $5,267,711)	5,242,179
Other Assets and Liabilities - 1.1%	57,678

Total Net Assets - 100.0%	$5,299,857

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 9.4%
BMO Dividend Income Fund (1)	70,746	$931,020
BMO Large-Cap Growth Fund (1)	97,026	1,695,043
BMO Large-Cap Value Fund (1)	106,998	1,685,218
BMO Low Volatility Equity Fund (1)	81,039	1,072,953
Dodge & Cox Stock Fund	7,008	1,220,608
Harbor Capital Appreciation Fund	25,586	1,687,634
T Rowe Price Growth Stock Fund	26,432	1,531,724
Vanguard Institutional Index Fund	19,470	3,714,263

Total Large-Cap Funds		13,538,463
Mid-Cap Funds - 2.6%
BMO Mid-Cap Growth Fund (1)	59,961	1,208,213
BMO Mid-Cap Value Fund (1)	78,321	1,210,060
Vanguard Mid-Cap Index Fund	37,965	1,287,762

Total Mid-Cap Funds		3,706,035
Small-Cap Funds - 1.7%
BMO Small-Cap Growth Fund (1)	66,254	1,195,886
BMO Small-Cap Value Fund (1)	23,539	319,894
Goldman Sachs Small Cap Value Fund	16,538	917,211

Total Small-Cap Funds		2,432,991
International Funds - 7.3%
BMO Disciplined International Equity Fund (1) (2)	160,675	1,621,208
BMO LGM Emerging Markets Equity Fund (1)	112,811	1,365,011
BMO Pyrford International Stock Fund (1)	151,186	1,808,179
Dodge & Cox International Stock Fund	53,174	2,086,562
Harbor International Fund	32,300	2,059,119
MFS International Value Fund	41,613	1,546,762

Total International Funds		10,486,841
Fixed Income Funds - 67.5%
BMO Monegy High Yield Bond Fund (1)	418,606	3,826,058
BMO TCH Core Plus Bond Fund (1)	4,310,866	48,540,347
Fidelity Advisor Floating Rate High Income Fund	585,212	5,424,915
Metropolitan West Total Return Bond Fund	2,691,892	29,018,596
PIMCO Unconstrained Bond Fund	933,433	9,969,061

Total Fixed Income Funds		96,778,977
Alternative Funds - 10.1%
BMO Alternative Strategies Fund (1) (2)	1,128,134	11,585,934
Credit Suisse Commodity Return Strategy Fund (2)	305,372	1,423,031
Vanguard REIT Index Fund	81,989	1,427,429

Total Alternative Funds		14,436,394

Total Mutual Funds (identified cost $132,998,858)		141,379,701

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Prime Money Market Fund, Class I, 0.070% (1)	1,840,150	1,840,150

Total Short-Term Investments (identified cost $1,840,150)		1,840,150

Total Investments - 99.9% (identified cost $134,839,008)	143,219,851
Other Assets and Liabilities - 0.1%	175,497

Total Net Assets - 100.0%	$143,395,348

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 18.5%
BMO Dividend Income Fund (1)	145,190	$1,910,703
BMO Large-Cap Growth Fund (1)	199,496	3,485,198
BMO Large-Cap Value Fund (1)	222,533	3,504,893
BMO Low Volatility Equity Fund (1)	167,974	2,223,981
Dodge & Cox Stock Fund	14,640	2,549,955
Harbor Capital Appreciation Fund	52,912	3,490,091
T Rowe Price Growth Stock Fund	54,864	3,179,354
Vanguard Institutional Index Fund	40,556	7,736,866

Total Large-Cap Funds		28,081,041
Mid-Cap Funds - 5.0%
BMO Mid-Cap Growth Fund (1)	122,301	2,464,357
BMO Mid-Cap Value Fund (1)	160,600	2,481,266
Vanguard Mid-Cap Index Fund	78,668	2,668,433

Total Mid-Cap Funds		7,614,056
Small-Cap Funds - 3.3%
BMO Small-Cap Growth Fund (1)	136,916	2,471,337
BMO Small-Cap Value Fund (1)	46,939	637,902
Goldman Sachs Small Cap Value Fund	33,405	1,852,631

Total Small-Cap Funds		4,961,870
International Funds - 14.6%
BMO Disciplined International Equity Fund (1) (2)	334,701	3,377,129
BMO LGM Emerging Markets Equity Fund (1)	243,753	2,949,409
BMO Pyrford International Stock Fund (1)	319,166	3,817,225
Dodge & Cox International Stock Fund	113,588	4,457,202
Harbor International Fund	69,905	4,456,418
MFS International Value Fund	85,804	3,189,333

Total International Funds		22,246,716
Fixed Income Funds - 47.2%
BMO Monegy High Yield Bond Fund (1)	319,913	2,924,008
BMO TCH Core Plus Bond Fund (1)	3,130,274	35,246,888
Fidelity Advisor Floating Rate High Income Fund	443,077	4,107,320
Metropolitan West Total Return Bond Fund	2,033,480	21,920,917
PIMCO Unconstrained Bond Fund	710,828	7,591,646

Total Fixed Income Funds		71,790,779
Alternative Funds - 10.3%
BMO Alternative Strategies Fund (1) (2)	1,147,153	11,781,262
Credit Suisse Commodity Return Strategy Fund (2)	412,993	1,924,548
Vanguard REIT Index Fund	112,594	1,960,254

Total Alternative Funds		15,666,064

Total Mutual Funds (identified cost $134,419,178)		150,360,526

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.070% (1)	1,786,911	1,786,911

Total Short-Term Investments (identified cost $1,786,911)		1,786,911

Total Investments - 100.1% (identified cost $136,206,089)	152,147,437
Other Assets and Liabilities - (0.1)%	(120,739)

Total Net Assets - 100.0%	$152,026,698

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 28.0%
BMO Dividend Income Fund (1)	755,100	$9,937,111
BMO Large-Cap Growth Fund (1)	1,045,553	18,265,810
BMO Large-Cap Value Fund (1)	1,158,937	18,253,264
BMO Low Volatility Equity Fund (1)	870,854	11,530,112
Dodge & Cox Stock Fund	75,220	13,101,785
Harbor Capital Appreciation Fund	272,975	18,005,464
T Rowe Price Growth Stock Fund	287,555	16,663,800
Vanguard Institutional Index Fund	210,833	40,220,634

Total Large-Cap Funds		145,977,980
Mid-Cap Funds - 7.7%
BMO Mid-Cap Growth Fund (1)	652,353	13,144,909
BMO Mid-Cap Value Fund (1)	852,613	13,172,865
Vanguard Mid-Cap Index Fund	407,453	13,820,798

Total Mid-Cap Funds		40,138,572
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund (1)	727,773	13,136,300
BMO Small-Cap Value Fund (1)	254,067	3,452,772
Goldman Sachs Small Cap Value Fund	172,016	9,540,018

Total Small-Cap Funds		26,129,090
International Funds - 21.8%
BMO Disciplined International Equity Fund (1) (2)	1,732,095	17,476,835
BMO LGM Emerging Markets Equity Fund (1)	1,207,040	14,605,187
BMO Pyrford International Stock Fund (1)	1,626,440	19,452,218
Dodge & Cox International Stock Fund	580,514	22,779,359
Harbor International Fund	354,446	22,595,959
MFS International Value Fund	446,977	16,614,149

Total International Funds		113,523,707
Fixed Income Funds - 26.3%
BMO Monegy High Yield Bond Fund (1)	630,452	5,762,330
BMO TCH Core Plus Bond Fund (1)	5,737,391	64,603,021
Fidelity Advisor Floating Rate High Income Fund	876,931	8,129,151
Metropolitan West Total Return Bond Fund	4,020,746	43,343,638
PIMCO Unconstrained Bond Fund	1,448,854	15,473,766

Total Fixed Income Funds		137,311,906
Alternative Funds - 10.0%
BMO Alternative Strategies Fund (1) (2)	3,567,253	36,635,685
Credit Suisse Commodity Return Strategy Fund (2)	1,627,358	7,583,487
Vanguard REIT Index Fund	444,486	7,738,509

Total Alternative Funds		51,957,681

Total Mutual Funds (identified cost $413,011,835)		515,038,936

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.070% (1)	6,483,260	6,483,260

Total Short-Term Investments (identified cost $6,483,260)		6,483,260

Total Investments - 100.0% (identified cost $419,495,095)	521,522,196
Other Assets and Liabilities - 0.0%	(198,998)

Total Net Assets - 100.0%	$521,323,198

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 37.0%
BMO Dividend Income Fund (1)	293,132	$3,857,623
BMO Large-Cap Growth Fund (1)	401,901	7,021,215
BMO Large-Cap Value Fund (1)	448,306	7,060,813
BMO Low Volatility Equity Fund (1)	337,996	4,475,062
Dodge & Cox Stock Fund	29,469	5,132,867
Harbor Capital Appreciation Fund	106,596	7,031,091
T Rowe Price Growth Stock Fund	110,502	6,403,586
Vanguard Institutional Index Fund	81,958	15,635,076

Total Large-Cap Funds		56,617,333
Mid-Cap Funds - 10.1%
BMO Mid-Cap Growth Fund (1)	247,684	4,990,838
BMO Mid-Cap Value Fund (1)	325,228	5,024,773
Vanguard Mid-Cap Index Fund	158,823	5,387,269

Total Mid-Cap Funds		15,402,880
Small-Cap Funds - 6.6%
BMO Small-Cap Growth Fund (1)	277,241	5,004,204
BMO Small-Cap Value Fund (1)	95,901	1,303,296
Goldman Sachs Small Cap Value Fund	67,159	3,724,625

Total Small-Cap Funds		10,032,125
International Funds - 29.4%
BMO Disciplined International Equity Fund (1) (2)	675,729	6,818,109
BMO LGM Emerging Markets Equity Fund (1)	497,531	6,020,123
BMO Pyrford International Stock Fund (1)	643,076	7,691,195
Dodge & Cox International Stock Fund	229,715	9,014,032
Harbor International Fund	141,374	9,012,588
MFS International Value Fund	172,813	6,423,478

Total International Funds		44,979,525
Fixed Income Funds - 6.1%
BMO Monegy High Yield Bond Fund (1)	53,822	491,938
BMO TCH Core Plus Bond Fund (1)	317,759	3,577,972
Fidelity Advisor Floating Rate High Income Fund	75,596	700,773
Metropolitan West Total Return Bond Fund	284,900	3,071,220
PIMCO Unconstrained Bond Fund	143,506	1,532,643

Total Fixed Income Funds		9,374,546
Alternative Funds - 10.0%
BMO Alternative Strategies Fund (1) (2)	996,051	10,229,447
Credit Suisse Commodity Return Strategy Fund (2)	551,605	2,570,480
Vanguard REIT Index Fund	148,639	2,587,811

Total Alternative Funds		15,387,738

Total Mutual Funds (identified cost $117,865,913)		151,794,147

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.070% (1)	1,447,064	1,447,064

Total Short-Term Investments (identified cost $1,447,064)		1,447,064

Total Investments - 100.1% (identified cost $119,312,977)	153,241,211
Other Assets and Liabilities - (0.1)%	(176,574)

Total Net Assets - 100.0%	$153,064,637

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 44.1%
BMO Dividend Income Fund (1)	557,882	$7,341,726
BMO Large-Cap Growth Fund (1)	766,495	13,390,673
BMO Large-Cap Value Fund (1)	855,034	13,466,789
BMO Low Volatility Equity Fund (1)	645,430	8,545,495
Dodge & Cox Stock Fund	56,252	9,797,948
Harbor Capital Appreciation Fund	203,299	13,409,629
T Rowe Price Growth Stock Fund	210,834	12,217,858
Vanguard Institutional Index Fund	156,252	29,808,231

Total Large-Cap Funds		107,978,349
Mid-Cap Funds - 12.0%
BMO Mid-Cap Growth Fund (1)	472,188	9,514,586
BMO Mid-Cap Value Fund (1)	620,114	9,580,755
Vanguard Mid-Cap Index Fund	302,947	10,275,970

Total Mid-Cap Funds		29,371,311
Small-Cap Funds - 7.8%
BMO Small-Cap Growth Fund (1)	528,583	9,540,917
BMO Small-Cap Value Fund (1)	180,366	2,451,176
Goldman Sachs Small Cap Value Fund	128,127	7,105,938

Total Small-Cap Funds		19,098,031
International Funds - 35.1%
BMO Disciplined International Equity Fund (1) (2)	1,289,521	13,011,271
BMO LGM Emerging Markets Equity Fund (1)	947,385	11,463,356
BMO Pyrford International Stock Fund (1)	1,226,329	14,666,895
Dodge & Cox International Stock Fund	437,938	17,184,697
Harbor International Fund	269,521	17,181,978
MFS International Value Fund	329,685	12,254,408

Total International Funds		85,762,605

Total Mutual Funds (identified cost $168,473,003)		242,210,296

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.070% (1)	2,574,030	2,574,030

Total Short-Term Investments (identified cost $2,574,030)		2,574,030

Total Investments - 100.0% (identified cost $171,047,033)		244,784,326
Other Assets and Liabilities - 0.0%		(115,438)

Total Net Assets - 100.0%		$244,668,888

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2015.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(2)	Non-income producing.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2015, the Corporation consisted of 45 portfolios. As of November 30, 2015, this Notes to Schedules of Investments of the quarterly report includes 10 target retirement and 5 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of November 30, 2015, the Corporation also consisted of 30 other portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Date	Investment Objective
Target Retirement
2010 Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at November 30, 2015 are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
2010 Fund	$19,743,453	$3,181,498	$(638,826)	$2,542,672
2015 Fund	5,252,925	50,342	(184,685)	(134,343)
2020 Fund	77,777,562	18,806,010	(2,310,896)	16,495,114
2025 Fund	31,055,282	364,282	(1,129,334)	(765,052)
2030 Fund	82,540,577	21,071,908	(2,300,891)	18,771,017
2035 Fund	3,065,096	421,331	(995,280)	(573,949)
2040 Fund	50,663,107	15,663,244	(1,352,280)	14,310,964
2045 Fund	15,957,063	242,135	(498,004)	(255,869)
2050 Fund	34,709,214	8,211,037	(1,020,503)	7,190,534
2055 Fund	5,321,897	95,428	(175,146)	(79,718)
Conservative Allocation Fund	135,288,552	11,551,391	(3,620,092)	7,931,299
Moderate Allocation Fund	136,683,112	19,321,191	(3,856,866)	15,464,325
Balanced Allocation Fund	421,319,824	111,462,592	(11,260,220)	100,202,372
Growth Allocation Fund	119,853,049	36,926,840	(3,538,678)	33,388,162
Aggressive Allocation Fund	171,734,568	75,938,381	(2,888,623)	73,049,758

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2015.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds’ assets:

2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$22,012,021	$—	$—	$22,012,021
Short-Term Investments	274,104	—	—	274,104

Total	$22,286,125	$—	$—	$22,286,125

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,077,480	$—	$—	$5,077,480
Short-Term Investments	41,102	—	—	41,102

Total	$5,118,582	$—	$—	$5,118,582

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$93,253,044	$—	$—	$93,253,044
Short-Term Investments	1,019,632	—	—	1,019,632

Total	$94,272,676	$—	$—	$94,272,676

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$29,837,455	$—	$—	$29,837,455
Short-Term Investments	452,775	—	—	452,775

Total	$30,290,230	$—	$—	$30,290,230

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$100,200,818	$—	$—	$100,200,818
Short-Term Investments	1,110,776	—	—	1,110,776

Total	$101,311,594	$—	$—	$101,311,594

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$29,623,312	$—	$—	$29,623,312
Short-Term Investments	454,835	—	—	454,835

Total	$30,078,147	$—	$—	$30,078,147

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$64,323,783	$—	$—	$64,323,783
Short-Term Investments	650,288	—	—	650,288

Total	$64,974,071	$—	$—	$64,974,071

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,459,452	$—	$—	$15,459,452
Short-Term Investments	241,742	—	—	241,742

Total	$15,701,194	$—	$—	$15,701,194

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$41,438,006	$—	$—	$41,438,006
Short-Term Investments	461,742	—	—	461,742

Total	$41,899,748	$—	$—	$41,899,748

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,159,139	$—	$—	$5,159,139
Short-Term Investments	83,040	—	—	83,040

Total	$5,242,179	$—	$—	$5,242,179

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$141,379,701	$—	$—	$141,379,701
Short-Term Investments	1,840,150	—	—	1,840,150

Total	$143,219,851	$—	$—	$143,219,851

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$150,360,526	$—	$—	$150,360,526
Short-Term Investments	1,786,911	—	—	1,786,911

Total	$152,147,437	$—	$—	$152,147,437

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$515,038,936	$—	$—	$515,038,936
Short-Term Investments	6,483,260	—	—	6,483,260

Total	$521,522,196	$—	$—	$521,522,196

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$151,794,147	$—	$—	$151,794,147
Short-Term Investments	1,447,064	—	—	1,447,064

Total	$153,241,211	$—	$—	$153,241,211

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$242,210,296	$—	$—	$242,210,296
Short-Term Investments	2,574,030	—	—	2,574,030

Total	$244,784,326	$—	$—	$244,784,326

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2015.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2010 Fund
BMO Low Volatility Equity Fund	$559,319	$37,620	$56,609	$557,243	$1,934	$329
BMO Dividend Income Fund	532,321	2,536	131,283	424,143	2,536	29,237
BMO Large-Cap Value Fund	672,975	17,433	87,630	623,956	4,313	4,488
BMO Mid-Cap Value Fund	351,756	8,041	55,436	314,366	—	24,147
BMO Mid-Cap Growth Fund	303,635	—	97,713	201,099	—	53,041
BMO Small-Cap Growth Fund	164,171	—	47,452	112,801	—	26,477
BMO Disciplined International Equity Fund	—	213,942	2,416	213,471	—	40
BMO Pyrford International Stock Fund	696,510	11,309	96,688	623,167	—	15,157
BMO LGM Emerging Markets Equity Fund	427,272	8,502	38,714	395,805	—	(3,485)
BMO Alternative Strategies Fund	—	1,425,863	63,182	1,358,476	—	(237)
BMO TCH Core Plus Bond Fund	5,653,389	122,389	979,641	4,727,148	43,243	(29,843)
BMO Monegy High Yield Bond Fund	367,353	5,061	26,716	335,667	4,959	(1,912)
BMO LGM Frontier Markets Equity Fund	112,594	—	—	110,744	—	—
BMO Prime Money Market Fund	366,785	1,836,455	1,929,136	274,104	48	—

Totals	$10,208,080	$3,689,151	$3,612,616	$10,272,190	$57,033	$117,439

2015 Fund
BMO Low Volatility Equity Fund	$149,930	$10,281	$15,548	$149,332	$534	$(652)
BMO Dividend Income Fund	118,893	10,054	35,961	97,989	615	(2,501)
BMO Large-Cap Value Fund	201,412	17,909	29,447	196,477	1,387	(1,936)
BMO Mid-Cap Value Fund	124,576	8,684	32,778	103,752	—	(3,803)
BMO Mid-Cap Growth Fund	108,046	6,710	40,601	72,709	—	(4,247)
BMO Small-Cap Growth Fund	67,851	5,119	24,005	47,416	—	(3,125)
BMO Disciplined International Equity Fund	—	52,106	—	52,575	—	—
BMO Pyrford International Stock Fund	196,526	19,233	29,280	189,682	—	(1,777)
BMO LGM Emerging Markets Equity Fund	133,737	16,375	28,891	121,467	—	(3,150)
BMO Alternative Strategies Fund	—	290,156	—	289,311	—	—
BMO TCH Core Plus Bond Fund	977,259	98,781	173,434	889,620	7,759	(7,132)
BMO Monegy High Yield Bond Fund	59,146	4,864	5,622	56,729	801	(520)
BMO LGM Frontier Markets Equity Fund	28,865	—	—	28,391	—	—
BMO Prime Money Market Fund	78,523	691,999	729,420	41,102	11	—

Totals	$2,244,764	$1,232,271	$1,144,987	$2,336,552	$11,107	$(28,843)

2020 Fund
BMO Low Volatility Equity Fund	$3,204,039	$10,921	$121,923	$3,191,709	$10,921	$2,263
BMO Dividend Income Fund	2,140,209	11,125	525,303	1,707,855	11,125	116,053
BMO Large-Cap Value Fund	4,341,166	27,629	364,143	4,142,051	27,629	(1,381)
BMO Mid-Cap Value Fund	2,735,058	—	354,166	2,455,412	—	45,472
BMO Mid-Cap Growth Fund	2,525,223	48,169	377,637	2,157,507	—	470
BMO Small-Cap Growth Fund	1,701,108	84,645	412,927	1,324,141	—	46,623
BMO Disciplined International Equity Fund	—	1,326,645	—	1,338,585	—	—
BMO Pyrford International Stock Fund	4,265,286	—	120,446	4,210,621	—	(5,571)
BMO LGM Emerging Markets Equity Fund	3,249,594	80,746	384,694	2,943,576	—	(32,757)
BMO Alternative Strategies Fund	—	4,783,317	—	4,769,385	—	—
BMO TCH Core Plus Bond Fund	14,372,788	1,032,444	3,418,656	11,817,062	108,068	(105,215)
BMO Monegy High Yield Bond Fund	887,984	22,425	49,689	836,300	11,969	(3,053)
BMO LGM Frontier Markets Equity Fund	645,853	—	—	635,241	—	—
BMO Prime Money Market Fund	965,999	5,108,489	5,054,856	1,019,632	137	—

Totals	$41,034,307	$12,536,555	$11,184,440	$42,549,077	$169,849	$62,904

2025 Fund
BMO Low Volatility Equity Fund	$883,175	$15,340	$45,977	$880,454	$3,029	$(1,407)
BMO Dividend Income Fund	503,822	2,335	128,749	396,375	2,335	(9,360)
BMO Large-Cap Value Fund	1,480,397	27,726	73,758	1,483,057	9,650	(6,580)
BMO Mid-Cap Value Fund	982,075	20,600	141,877	886,668	—	(22,516)
BMO Mid-Cap Growth Fund	914,450	37,569	62,758	875,962	—	(9,701)
BMO Small-Cap Growth Fund	718,213	43,194	129,996	614,499	—	(29,304)
BMO Disciplined International Equity Fund	—	450,687	—	454,677	—	—
BMO Pyrford International Stock Fund	1,482,521	—	15,344	1,490,050	—	(1,525)
BMO LGM Emerging Markets Equity Fund	1,188,403	38,786	38,117	1,183,783	—	(4,784)
BMO Alternative Strategies Fund	—	1,366,803	—	1,362,823	—	—
BMO TCH Core Plus Bond Fund	3,307,937	260,346	892,547	2,638,522	24,894	(34,586)
BMO Monegy High Yield Bond Fund	211,364	7,384	3,844	208,796	2,949	(449)
BMO LGM Frontier Markets Equity Fund	213,270	—	—	209,766	—	—
BMO Prime Money Market Fund	440,254	1,229,003	1,216,482	452,775	67	—

Totals	$12,325,881	$3,499,773	$2,749,449	$13,138,207	$42,924	$(120,212)

2030 Fund
BMO Low Volatility Equity Fund	$3,386,413	$11,584	$153,158	$3,351,741	$11,584	$5,720
BMO Dividend Income Fund	1,847,849	20,214	503,670	1,427,425	9,440	103,903
BMO Large-Cap Value Fund	5,635,981	102,077	353,687	5,567,956	36,471	(7,227)
BMO Mid-Cap Value Fund	3,671,221	—	436,186	3,332,479	—	(11,865)
BMO Mid-Cap Growth Fund	3,347,520	116,875	82,426	3,327,763	—	(1,765)
BMO Small-Cap Growth Fund	2,585,923	391,095	330,893	2,582,868	—	(6,974)
BMO Disciplined International Equity Fund	—	1,608,224	—	1,622,698	—	—
BMO Pyrford International Stock Fund	5,316,729	186,917	121,366	5,464,782	—	(3,726)
BMO LGM Emerging Markets Equity Fund	4,346,997	157,077	202,134	4,286,123	—	(23,293)
BMO Alternative Strategies Fund	—	4,013,751	—	4,002,061	—	—
BMO TCH Core Plus Bond Fund	8,126,493	381,053	2,295,084	6,126,051	60,348	(63,860)
BMO Monegy High Yield Bond Fund	513,438	7,051	108,562	399,586	6,581	(7,903)
BMO LGM Frontier Markets Equity Fund	1,011,963	—	—	995,335	—	—
BMO Prime Money Market Fund	1,040,488	3,076,464	3,006,176	1,110,776	152	—

Totals	$40,831,015	$10,072,382	$7,593,342	$43,597,644	$124,576	$(16,990)

2035 Fund
BMO Low Volatility Equity Fund	$1,068,005	$19,687	$35,069	$1,086,613	$3,712	$95
BMO Dividend Income Fund	608,260	2,683	177,821	453,136	2,682	(15,442)
BMO Large-Cap Value Fund	1,814,616	20,347	123,930	1,768,511	11,504	(4,971)
BMO Mid-Cap Value Fund	1,168,573	22,646	128,463	1,094,055	—	(14,861)
BMO Mid-Cap Growth Fund	1,108,128	62,642	88,978	1,064,870	—	(10,031)
BMO Small-Cap Growth Fund	828,294	100,426	76,038	833,220	—	(8,270)
BMO Disciplined International Equity Fund	—	506,345	—	510,847	—	—
BMO Pyrford International Stock Fund	1,729,373	37,330	13,950	1,779,142	—	(1,373)
BMO LGM Emerging Markets Equity Fund	1,399,299	79,303	57,889	1,413,880	—	(5,698)
BMO Alternative Strategies Fund	—	903,315	—	900,684	—	—
BMO TCH Core Plus Bond Fund	1,357,800	36,054	358,333	1,021,290	10,004	(9,696)
BMO Monegy High Yield Bond Fund	91,929	2,946	3,569	88,710	1,260	(351)
BMO LGM Frontier Markets Equity Fund	266,658	—	—	262,276	—	—
BMO Prime Money Market Fund	443,036	1,118,584	1,106,785	454,835	67	—

Totals	$11,883,971	$2,912,308	$2,170,825	$12,732,069	$29,229	$(70,598)

2040 Fund
BMO Low Volatility Equity Fund	$2,533,109	$89,950	$107,572	$2,592,860	$8,686	$94
BMO Dividend Income Fund	1,385,086	6,148	533,593	911,202	6,148	117,006
BMO Large-Cap Value Fund	4,304,237	42,706	385,361	4,095,276	26,560	(3,686)
BMO Mid-Cap Value Fund	2,712,893	45,023	482,236	2,347,707	—	(9,908)
BMO Mid-Cap Growth Fund	2,553,941	132,677	316,954	2,332,024	—	(7,514)
BMO Small-Cap Growth Fund	1,900,739	129,557	163,313	1,818,511	—	(7,409)
BMO Disciplined International Equity Fund	—	1,299,512	7,682	1,303,285	—	8
BMO Pyrford International Stock Fund	3,862,162	196,521	95,427	4,021,436	—	(5,733)
BMO LGM Emerging Markets Equity Fund	3,238,017	151,133	92,673	3,276,609	—	(13,148)
BMO Alternative Strategies Fund	—	1,642,007	—	1,637,225	—	—
BMO TCH Core Plus Bond Fund	1,525,740	159,299	817,649	855,688	10,314	(18,572)
BMO Monegy High Yield Bond Fund	129,433	1,798	1,908	125,630	1,797	(124)
BMO LGM Frontier Markets Equity Fund	798,461	—	—	785,341	—	—
BMO Prime Money Market Fund	669,469	3,105,158	3,124,339	650,288	98	—

Totals	$25,613,287	$7,001,489	$6,128,707	$26,753,082	$53,603	$51,014

2045 Fund
BMO Low Volatility Equity Fund	$600,150	$17,106	$9,643	$626,438	$2,067	$(79)
BMO Dividend Income Fund	329,663	8,820	130,351	220,231	1,553	(8,696)
BMO Large-Cap Value Fund	1,023,726	40,175	102,490	993,572	6,322	(4,376)
BMO Mid-Cap Value Fund	647,725	14,106	109,272	569,628	—	(7,532)
BMO Mid-Cap Growth Fund	613,255	42,905	77,081	570,215	—	(7,018)
BMO Small-Cap Growth Fund	452,711	40,442	41,878	440,055	—	(4,394)
BMO Disciplined International Equity Fund	—	307,370	—	310,096	—	—
BMO Pyrford International Stock Fund	932,013	43,483	19,697	969,903	—	(1,313)
BMO LGM Emerging Markets Equity Fund	768,577	68,963	38,118	795,858	—	(3,010)
BMO Alternative Strategies Fund	—	388,406	—	387,275	—	—
BMO TCH Core Plus Bond Fund	362,869	10,245	167,755	202,602	2,462	(4,217)
BMO Monegy High Yield Bond Fund	31,155	436	—	30,689	438	—
BMO LGM Frontier Markets Equity Fund	148,983	15,940	—	161,889	—	—
BMO Prime Money Market Fund	303,712	967,670	1,029,640	241,742	42	—

Totals	$6,214,539	$1,966,067	$1,725,925	$6,520,193	$12,884	$(40,635)

2050 Fund
BMO Low Volatility Equity Fund	$1,572,621	$78,500	$25,423	$1,674,853	$5,482	$(824)
BMO Dividend Income Fund	871,870	10,384	331,006	585,567	3,946	45,025
BMO Large-Cap Value Fund	2,701,317	38,548	205,630	2,617,570	16,765	(9,724)
BMO Mid-Cap Value Fund	1,708,869	27,560	262,046	1,520,340	—	(10,784)
BMO Mid-Cap Growth Fund	1,614,662	69,158	150,743	1,509,144	—	(9,530)
BMO Small-Cap Growth Fund	1,195,538	84,604	37,082	1,213,166	—	(1,476)
BMO Disciplined International Equity Fund	—	822,357	—	829,528	—	—
BMO Pyrford International Stock Fund	2,456,216	120,341	50,667	2,562,996	—	(5,381)
BMO LGM Emerging Markets Equity Fund	2,013,302	224,415	97,194	2,130,809	—	(14,341)
BMO Alternative Strategies Fund	—	1,039,066	—	1,036,040	—	—
BMO TCH Core Plus Bond Fund	923,822	56,781	357,658	614,095	6,586	(8,997)
BMO Monegy High Yield Bond Fund	81,506	1,134	1,011	79,299	1,134	(77)
BMO LGM Frontier Markets Equity Fund	469,178	—	—	461,468	—	—
BMO Prime Money Market Fund	636,169	1,689,954	1,864,381	461,742	81	—

Totals	$16,245,070	$4,262,802	$3,382,841	$17,296,617	$33,994	$(16,109)

2055 Fund
BMO Low Volatility Equity Fund	$176,097	$38,522	$10,821	$210,262	$619	$(187)
BMO Dividend Income Fund	96,842	13,501	40,357	73,701	492	(2,695)
BMO Large-Cap Value Fund	300,194	66,468	47,957	330,418	1,899	(2,008)
BMO Mid-Cap Value Fund	181,234	34,741	31,419	190,627	—	(2,864)
BMO Mid-Cap Growth Fund	188,404	42,413	41,315	187,998	—	(4,236)
BMO Small-Cap Growth Fund	133,359	31,778	15,671	146,789	—	(2,700)
BMO Disciplined International Equity Fund	—	108,019	4,912	104,199	—	53
BMO Pyrford International Stock Fund	273,743	62,566	17,464	324,511	—	(1,222)
BMO LGM Emerging Markets Equity Fund	225,398	54,962	13,098	266,627	—	(974)
BMO Alternative Strategies Fund	—	130,601	—	130,292	—	—
BMO TCH Core Plus Bond Fund	78,215	13,912	28,238	63,174	594	(888)
BMO Monegy High Yield Bond Fund	9,193	1,525	324	10,128	135	(40)
BMO LGM Frontier Markets Equity Fund	39,414	15,716	—	53,949	—	—
BMO Prime Money Market Fund	117,595	1,141,496	1,176,051	83,040	16	—

Totals	$1,819,688	$1,756,220	$1,427,627	$2,175,715	$3,755	$(17,761)

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,084,588	$3,639	$48,940	$1,072,953	$3,638	$2,280
BMO Dividend Income Fund	1,082,398	4,950	197,135	931,020	4,951	15,092
BMO Large-Cap Value Fund	1,713,288	10,996	94,490	1,685,218	10,996	1,004
BMO Large-Cap Growth Fund	1,846,140	—	264,608	1,695,043	—	18,485
BMO Mid-Cap Value Fund	1,406,668	—	232,726	1,210,060	—	1,582
BMO Mid-Cap Growth Fund	1,235,616	35,804	42,082	1,208,213	—	(3,135)
BMO Small-Cap Value Fund	309,478	—	7,278	319,894	—	(750)
BMO Small-Cap Growth Fund	1,363,464	68,960	204,465	1,195,886	—	(14,123)
BMO Disciplined International Equity Fund	—	1,607,924	—	1,621,208	—	—
BMO Pyrford International Stock Fund	1,963,073	—	188,169	1,808,179	—	(9,349)
BMO LGM Emerging Markets Equity Fund	1,466,423	—	99,327	1,365,011	—	(10,182)
BMO Alternative Strategies Fund	7,189,800	4,512,778	—	11,585,934	—	—
BMO TCH Core Plus Bond Fund	50,478,391	746,976	1,994,963	48,540,347	400,866	(81,619)
BMO Monegy High Yield Bond Fund	3,980,152	67,012	108,771	3,826,058	54,756	(7,590)
BMO Prime Money Market Fund	1,647,374	3,717,739	3,524,963	1,840,150	247	—

Totals	$76,766,853	$10,776,778	$7,007,917	$79,905,174	$475,454	$(88,305)

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$2,250,337	$41,273	$139,178	$2,223,981	$7,842	$(1,970)
BMO Dividend Income Fund	2,254,699	115,946	550,152	1,910,703	10,781	(3,040)
BMO Large-Cap Value Fund	3,531,882	160,301	307,073	3,504,893	23,600	(31,627)
BMO Large-Cap Growth Fund	3,851,869	125,448	735,632	3,485,198	—	33,567
BMO Mid-Cap Value Fund	2,932,626	70,275	600,736	2,481,266	—	(15,083)
BMO Mid-Cap Growth Fund	2,565,572	221,766	283,931	2,464,357	—	(25,608)
BMO Small-Cap Value Fund	617,194	34,550	51,714	637,902	—	(2,473)
BMO Small-Cap Growth Fund	2,802,097	309,261	581,237	2,471,337	—	(72,782)
BMO Disciplined International Equity Fund	—	3,457,849	109,414	3,377,129	—	(868)
BMO Pyrford International Stock Fund	4,107,820	34,588	395,125	3,817,225	—	(21,634)
BMO LGM Emerging Markets Equity Fund	3,025,977	155,508	230,895	2,949,409	—	(22,485)
BMO Alternative Strategies Fund	5,522,600	6,356,677	—	11,781,262	—	—
BMO TCH Core Plus Bond Fund	38,047,573	580,656	2,866,497	35,246,888	304,268	(130,916)
BMO Monegy High Yield Bond Fund	2,971,865	83,190	43,978	2,924,008	42,062	(4,475)
BMO Prime Money Market Fund	1,792,804	4,311,722	4,317,615	1,786,911	269	—

Totals	$76,274,915	$16,059,010	$11,213,177	$81,062,469	$388,822	$(299,394)

Balanced Allocation Fund
BMO Low Volatility Equity Fund	$11,684,285	$39,662	$556,823	$11,530,112	$39,661	$21,974
BMO Dividend Income Fund	11,665,936	55,414	2,216,389	9,937,111	55,414	213,263
BMO Large-Cap Value Fund	18,330,481	118,996	787,435	18,253,264	118,995	5,805
BMO Large-Cap Growth Fund	19,852,259	—	2,802,336	18,265,810	—	213,652
BMO Mid-Cap Value Fund	14,988,454	—	2,208,012	13,172,865	—	(46,877)
BMO Mid-Cap Growth Fund	13,252,263	170,037	46,995	13,144,909	—	(2,346)
BMO Small-Cap Value Fund	3,373,049	—	113,605	3,452,772	—	(9,306)
BMO Small-Cap Growth Fund	14,679,978	519,634	1,726,200	13,136,300	—	(141,791)
BMO Disciplined International Equity Fund	—	17,331,764	—	17,476,835	—	—
BMO Pyrford International Stock Fund	21,005,631	—	1,907,070	19,452,218	—	(98,958)
BMO LGM Emerging Markets Equity Fund	15,679,321	34,850	1,093,625	14,605,187	—	(105,719)
BMO Alternative Strategies Fund	17,714,000	19,232,703	—	36,635,685	—	—
BMO TCH Core Plus Bond Fund	73,392,349	1,158,880	9,036,725	64,603,021	568,467	(270,027)
BMO Monegy High Yield Bond Fund	5,905,033	126,035	99,699	5,762,330	82,213	(6,654)
BMO Prime Money Market Fund	6,132,819	13,573,655	13,223,214	6,483,260	910	—

Totals	$247,655,858	$52,361,630	$35,818,128	$265,911,679	$865,660	$(226,984)

Growth Allocation Fund
BMO Low Volatility Equity Fund	$4,629,963	$15,691	$314,638	$4,475,062	$15,691	$(3,250)
BMO Dividend Income Fund	4,593,963	22,033	928,741	3,857,623	22,033	(38,230)
BMO Large-Cap Value Fund	7,243,404	47,182	466,990	7,060,813	47,182	(12,558)
BMO Large-Cap Growth Fund	7,965,505	—	1,427,236	7,021,215	—	77,954
BMO Mid-Cap Value Fund	5,932,435	—	1,062,154	5,024,773	—	(37,332)
BMO Mid-Cap Growth Fund	5,191,593	175,138	286,118	4,990,838	—	(30,926)
BMO Small-Cap Value Fund	1,324,247	8,700	106,539	1,303,296	—	(5,772)
BMO Small-Cap Growth Fund	5,707,117	293,084	858,818	5,004,204	—	(144,436)
BMO Disciplined International Equity Fund	—	6,930,299	169,135	6,818,109	—	(1,341)
BMO Pyrford International Stock Fund	8,305,854	91,299	845,296	7,691,195	—	(54,084)
BMO LGM Emerging Markets Equity Fund	6,101,023	374,653	436,572	6,020,123	—	(48,788)
BMO Alternative Strategies Fund	3,751,200	6,551,329	—	10,229,447	—	—
BMO TCH Core Plus Bond Fund	6,305,288	88,645	2,766,085	3,577,972	42,694	(30,528)
BMO Monegy High Yield Bond Fund	496,931	13,272	3,737	491,938	7,013	(380)
BMO Prime Money Market Fund	1,633,049	4,458,511	4,644,496	1,447,064	222	—

Totals	$69,181,572	$19,069,836	$14,316,555	$75,013,672	$134,835	$(329,671)

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$8,820,381	$110,763	$651,494	$8,545,495	$29,806	$(9,360)
BMO Dividend Income Fund	8,805,913	40,595	1,832,371	7,341,726	40,594	(122,684)
BMO Large-Cap Value Fund	13,852,851	119,399	947,658	13,466,789	90,423	(23,373)
BMO Large-Cap Growth Fund	15,008,427	—	2,538,080	13,390,673	—	153,966
BMO Mid-Cap Value Fund	11,340,533	—	2,056,981	9,580,755	—	5,894
BMO Mid-Cap Growth Fund	10,000,148	359,559	670,705	9,514,586	—	(13,640)
BMO Small-Cap Value Fund	2,518,151	—	210,808	2,451,176	—	(13,494)
BMO Small-Cap Growth Fund	11,092,490	706,994	2,016,978	9,540,917	—	64,481
BMO Disciplined International Equity Fund	—	13,392,406	489,750	13,011,271	—	(3,883)
BMO Pyrford International Stock Fund	15,874,998	—	1,465,833	14,666,895	—	(87,614)
BMO LGM Emerging Markets Equity Fund	11,850,613	269,229	611,129	11,463,356	—	(79,972)
BMO Prime Money Market Fund	2,652,702	5,345,313	5,423,985	2,574,030	361	—

Totals	$111,817,207	$20,344,258	$18,915,772	$115,547,669	$161,184	$(129,679)

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2015 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 27, 2016

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 27, 2016